UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07332

Barclays Global Investors Funds

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Item 1. Reports to Stockholders.

2008 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2008

BOND INDEX FUND

S&P 500 STOCK FUND

BARCLAYS GLOBAL INVESTORS *funds*

Management’s Discussion of Fund Performance

Bond Index Fund

Performance as of December 31, 2008

Average Annual Total Returns

One-Year 5.91%
Five-Year 4.79%
Ten-Year 5.49%

Average Annual Total Returns represent the Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund.

The performance shown in the table and chart above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The Bond Index Fund (the “Fund”) seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Barclays Capital U.S. Aggregate Index* (the “Index”). The Index is comprised of U.S. government securities and investment-grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund invests in a representative sample of these securities. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended December 31, 2008 (the “reporting period”), the Fund returned 5.91%, while the Index returned 5.24%.

Bond markets posted mixed results during the reporting period, in a year marked by extreme volatility and unprecedented events. In the aftermath of the subprime mortgage crisis, credit conditions deteriorated throughout the reporting period, ultimately resulting in a liquidity crisis that claimed a number of high profile commercial and investment banks. The volatility and declines in equity markets had varying effects on different areas of the bond market: a flight-to-quality benefited some areas of the bond market, particularly Treasury bonds; for corporate bonds, however, the credit crisis drove prices lower, especially for high-yield bonds.

1

Management’s Discussion of Fund Performance (Continued)

In response to the volatility and market turmoil, both the Federal Reserve (the “Fed”) and U.S. Treasury interceded, committing billions of dollars in an attempt to restore stability to the credit markets. The Fed cut its overnight interest rate target, the federal funds rate, seven times during the reporting period, from 4.25% to a historically low range of 0.00% to 0.25% by the end of the period. The government shored up short-term markets, increased its lending levels to financial institutions, provided guarantees on bank and finance-company debt, and attempted to ensure that capital remained available to lenders. Credit markets responded to these actions, generally rebounding in the final weeks of the reporting period. As a result, yield spreads between many corporate bonds and asset-backed securities compared with Treasury bonds widened, some to historic levels.

As investors fled to the relative safety of Treasury bonds, prices climbed. 30-year Treasury securities had a total return of more than 41%, (total return includes coupon payments and price change) making the group the best-performing asset class by far for the reporting period. With the rising prices came sinking yields (Bond prices move inversely to bond yields). The 30-year Treasury bond yielded 2.68% at the end of the reporting period compared with 4.45% at the beginning of the period, resulting in a lowering and steepening of the yield curve as the yield on the 2-year Treasury note fell from 3.06% to 0.77%. Meanwhile, yields on the 3-month Treasury bill fell from 3.25% to approximately 0%, reflecting the willingness of investors to hold the paper solely for the security of receiving their money at maturity.

The flight-to-quality generally had a negative effect on the corporate bond market. Among corporate bonds, investment-grade paper declined a relatively modest 2.93%, as measured by the Citigroup Credit (investment grade) Index. By comparison, high-yield corporate bonds as a group experienced their worst single-year performance, declining 25.80%, as measured by the Citigroup Hi-Yield Corporate Index. The yield spread between high-yield corporate bonds and Treasury bonds soared from 6% to an unprecedented 18% at the end of the reporting period.

Agency issues also performed well, although considerably below the returns experienced by Treasury paper. As measured by the Citigroup Agency Index, agency mortgage-backed securities gained 10.17% for the reporting period.

* Formerly known as the Lehman Brothers U.S. Aggregate Index. The Index is maintained by Barclays Capital Inc., which is affiliated with, but a separate legal entity from, Barclays Global Investors, N.A. (BGI) and Barclays Global Fund Advisors (BGFA). Neither BGI nor BGFA will have a role in maintaining the Index.

The Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. BGFA advises the Master Portfolio.

2

Management’s Discussion of Fund Performance

S&P 500 Stock Fund

Performance as of December 31, 2008

Average Annual Total Returns

One-Year (37.01)%
Five-Year (2.33)%
Ten-Year (1.57)%

Average Annual Total Returns represent the Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund.

The performance shown in the table and chart above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The S&P 500 Stock Fund (the “Fund”) seeks to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the S&P 500® Index (the “Index”). The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The component stocks of the Index are weighted according to the total float-adjusted market value of their outstanding shares. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the Index. For the 12-month period ended December 31, 2008 (the “reporting period”), the Fund declined 37.01%, while the Index declined 37.00%.

Domestic equity markets, as represented by the Index, suffered one of the largest yearly declines on record during the reporting period. In the aftermath of the subprime mortgage crisis, credit conditions deteriorated, ultimately resulting in a liquidity crisis that claimed a number of high profile commercial and investment banks. Further weighing on markets, slumping housing prices sapped consumer spending strength, and the unemployment rate reached its highest

3

Management’s Discussion of Fund Performance (Continued)

level in more than a decade. Economic weakness spread to other countries, leading to concerns of a global recession. The combination of the worsening credit crisis and a weakening economy drove equity markets down, particularly in October, when the market experienced its worst single month of performance in 21 years.

In an effort to relieve pressure and stimulate economic activity, the Federal Reserve (the “Fed”) cut the overnight interest rate target, the federal funds rate, a total of seven times during the reporting period, bringing the rate from 4.25% to a historically low 0.00% - 0.25% range. The government also worked to stabilize economic conditions by passing the Emergency Stabilization Act, which authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Despite these efforts, economic and credit conditions continued to weaken through the end of the year. As investors’ concerns apparently persisted, equity markets moved lower and volatility levels remained high.

Within the Index, every major sector delivered negative performance results for the reporting period. The financial sector experienced the steepest sector decline, reflecting the effects that the credit crisis had on financial institutions. Information technology, the largest sector representation at more than 15% of the Index as of the end of the period, declined as businesses largely curtailed their spending levels on software and semiconductors. The energy sector also declined as oil prices reached a high of more than $130 per barrel before sinking to less than $40 per barrel during the course of the reporting period. The slowing economy also meant shrinking demand for companies in the industrials sector, which dragged down performance for the sector. The consumer staples group, which consists of companies that tend to fare relatively well in a slowing economic environment, delivered the most modest decline among all sectors.

Among the Fund’s ten largest holdings as of December 31, 2008, performance was mostly negative for the reporting period. Discount retailer Wal-Mart Stores Inc. was the only holding among the top ten to deliver positive results for the reporting period. On the negative side, technology and services conglomerate General Electric Co. logged the steepest decline, followed by technology company Microsoft Corp. Telecommunications company AT&T Inc. and financial company JPMorgan Chase & Co. also experienced notable declines.

The Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

4

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/08)	Ending Account Value (12/31/08)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/08 to 12/31/08)
Bond Index
Actual	$1,000.00	$1,043.80	0.23%	$1.18
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.23	1.17
S&P 500 Stock
Actual	1,000.00	715.60	0.20	0.86
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

5

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Bond Index Fund	S&P 500 Stock Fund
ASSETS
Investments:
In corresponding Master Portfolio, at fair value (Note 1)	$133,477,634	$169,842,356
Receivables:
Capital shares sold	57,918	356,109

Total Assets	133,535,552	170,198,465

LIABILITIES
Payables:
Capital shares redeemed	511,627	742,343
Administration fees (Note 2)	15,701	19,350
Accrued expenses:
Professional fees (Note 2)	11,479	11,488

Total Liabilities	538,807	773,181

NET ASSETS	$132,996,745	$169,425,284

Net assets consist of:
Paid-in capital	$131,727,053	$575,448,408
Undistributed net investment income	—	62,534
Accumulated net realized loss	(2,082,130)	(284,826,584)
Net unrealized appreciation (depreciation)	3,351,822	(121,259,074)

NET ASSETS	$132,996,745	$169,425,284

Shares outstanding(a)	13,545,102	1,570,979

Net asset value and offering price per share	$9.82	$107.85

(a)	No par value, unlimited number of shares authorized.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2008

	Bond Index Fund	S&P 500 Stock Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$—	$5,936,491
Interest	6,415,658	278,373
Expenses(a)	(101,197)	(131,738)

Net investment income allocated from corresponding Master Portfolio	6,314,461	6,083,126

FUND EXPENSES (Note 2)
Administration fees	189,664	395,245
Professional fees	11,432	11,677
Independent trustees’ fees	1,158	2,888

Total fund expenses	202,254	409,810
Less expense reductions (Note 2)	(12,590)	(14,565)

Net fund expenses	189,664	395,245

Net investment income	6,124,797	5,687,881

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized loss	(423,558)	(67,466,296)
Net change in unrealized appreciation (depreciation)	1,434,052	(49,212,387)

Net realized and unrealized gain (loss)	1,010,494	(116,678,683)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,135,291	$(110,990,802)

(a)	Net of investment advisory fee reductions in the amounts of $21,382 and $5,426, respectively.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Fund		S&P 500 Stock Fund
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,124,797	$5,493,880	$5,687,881	$5,149,616
Net realized gain (loss)	(423,558)	(166,090)	(67,466,296)	15,525,276
Net change in unrealized appreciation (depreciation)	1,434,052	2,512,235	(49,212,387)	(4,394,884)

Net increase (decrease) in net assets resulting from operations	7,135,291	7,840,025	(110,990,802)	16,280,008

Distributions to shareholders:
From net investment income	(6,225,133)	(5,934,820)	(5,676,918)	(5,135,176)
Return of capital	(19,155)	—	(53,143)	—

Total distributions to shareholders	(6,244,288)	(5,934,820)	(5,730,061)	(5,135,176)

Capital share transactions:
Proceeds from shares sold	45,576,898	35,280,179	89,789,606	141,267,048
Net asset value of shares issued in reinvestment of dividends and distributions	5,545,468	5,371,180	4,789,119	4,123,108
Cost of shares redeemed	(30,863,591)	(34,302,036)	(139,324,117)	(96,050,373)

Net increase (decrease) in net assets resulting from capital share transactions	20,258,775	6,349,323	(44,745,392)	49,339,783

Increase (decrease) in net assets	21,149,778	8,254,528	(161,466,255)	60,484,615

NET ASSETS:
Beginning of year	111,846,967	103,592,439	330,891,539	270,406,924

End of year	$132,996,745	$111,846,967	$169,425,284	$330,891,539

Undistributed net investment income included in net assets at end of year	$—	$2,251	$62,534	$52,890

SHARES ISSUED AND REDEEMED:
Shares sold	4,687,599	3,684,740	611,732	809,680
Shares issued in reinvestment of dividends and distributions	574,728	560,466	35,172	23,357
Shares redeemed	(3,202,205)	(3,558,558)	(961,620)	(542,336)

Net increase (decrease) in shares outstanding	2,060,122	686,648	(314,716)	290,701

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Bond Index Fund
	Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$9.74		$9.59	$9.64	$9.93	$10.02

Income from investment operations:
Net investment income	0.47		0.48	0.46	0.44	0.45
Net realized and unrealized gain (loss)	0.09		0.19	(0.02)	(0.23)	(0.05)

Total from investment operations	0.56		0.67	0.44	0.21	0.40

Less distributions from:
Net investment income	(0.48)		(0.52)	(0.49)	(0.50)	(0.49)
Return of capital	(0.00	)(a)	—	—	—	—

Total distributions	(0.48)		(0.52)	(0.49)	(0.50)	(0.49)

Net asset value, end of year	$9.82		$9.74	$9.59	$9.64	$9.93

Total return	5.91%		7.16%	4.76%	2.12%	4.05%

Ratios/Supplemental data:
Net assets, end of year (000s)	$132,997		$111,847	$103,592	$203,771	$217,013
Ratio of expenses to average net assets(b)	0.23%		0.23%	0.23%	0.23%	0.23%
Ratio of expenses to average net assets prior to expense reductions	0.26%		0.28%	0.26%	n/a	n/a
Ratio of net investment income to average net assets(b)	4.84%		5.00%	4.83%	4.42%	4.34%
Portfolio turnover rate(c)	89%		61%	57%	76%	148%

(a)	Rounds to less than $0.01.
(b)	These ratios include the Fund’s share of net expenses charged to the corresponding Master Portfolio.
(c)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	S&P 500 Stock Fund
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$175.47	$169.53	$150.07	$145.95	$134.74

Income from investment operations:
Net investment income	3.28	3.14	3.04	2.66	3.51
Net realized and unrealized gain (loss)	(67.60)	5.94	20.11	4.07	10.69

Total from investment operations	(64.32)	9.08	23.15	6.73	14.20

Less distributions from:
Net investment income	(3.27)	(3.14)	(3.68)	(2.61)	(2.99)
Return of capital	(0.03)	—	(0.01)	—	—

Total distributions	(3.30)	(3.14)	(3.69)	(2.61)	(2.99)

Net asset value, end of year	$107.85	$175.47	$169.53	$150.07	$145.95

Total return	(37.01)%	5.39%	15.60%	4.72%	10.67%

Ratios/Supplemental data:
Net assets, end of year (000s)	$169,425	$330,892	$270,407	$308,836	$440,365
Ratio of expenses to average net assets(a)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expense reductions	0.21%	0.21%	0.21%	n/a	n/a
Ratio of net investment income to average net assets(a)	2.16%	1.83%	1.78%	1.69%	1.63%
Portfolio turnover rate(b)	8%	7%	14%	10%	14%

(a)	These ratios include the Fund’s share of net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002.

These financial statements relate only to the Bond Index and S&P 500 Stock Funds (each, a “Fund,” collectively, the “Funds”).

Pursuant to the Trust’s organizational documents, the Funds’officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Effective January 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (99.99% and 10.04% for the Bond Index and S&P 500 Stock Funds, respectively, as of December 31, 2008).

The determination of what constitutes an “observable” input may require significant judgment by the Funds. As of December 31, 2008, each Fund’s investment in its corresponding Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Funds’ perceived risk of an investment in their corresponding Master Portfolio, nor the levels of the investments held within the Master Portfolios.

The Funds believe more relevant disclosure regarding fair value measurements relate to the investment portfolios of the Master Portfolios, which can be found in Note 1 of MIP’s Notes to Financial Statements and are included elsewhere in this report.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Bond Index Fund are declared and distributed monthly. Distributions to shareholders from net investment income of the S&P 500 Stock Fund, if any, are declared and distributed quarterly. For each Fund, distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

As of December 31, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Bond Index	$6,304,563	$(5,034,871)	$1,269,692
S&P 500 Stock	(195,406,762)	(210,616,362)	(406,023,124)

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007, were as follows:

Fund	2008	2007
Bond Index

Distributions paid from:
Ordinary income	$6,225,133	$5,934,820
Return of capital	19,155	—

Total Distributions	$6,244,288	$5,934,820

S&P 500 Stock

Distributions paid from:
Ordinary income	$5,676,918	$5,135,176
Return of capital	53,143	—

Total Distributions	$5,730,061	$5,135,176

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2008.

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds had tax basis net capital loss carryforwards as of December 31, 2008, the tax year-end of the Funds, as follows:

Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Bond Index	$—	$159,923	$—	$1,501,172	$2,280,081	$450,134	$291,035	$4,682,345
S&P 500 Stock	72,553,461	—	1,601,227	21,068,838	31,394,394	18,209,354	55,579,531	200,406,805

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

From November 1, 2008 to December 31, 2008, the Funds incurred net realized capital losses. As permitted by tax regulations, the Bond Index and S&P 500 Stock Funds have elected to defer these losses of $352,526 and $9,959,652, respectively, and treat them as arising in the year ending December 31, 2009.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years and has determined that no provision for income tax is required in the Funds’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.15% of the average daily net assets from each Fund. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGI credited administration fees of $12,590 and $14,565 for the Bond Index and S&P 500 Stock Funds, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each Fund are disclosed in detail in the Funds’ Statements of Changes in Net Assets.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Index Fund and S&P 500 Stock Fund, each a series of Barclays Global Investors Funds (the “Funds”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

13

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

For corporate shareholders, 86.52% of the income dividends paid by the S&P 500 Stock Fund during the tax year ended December 31, 2008 qualified for the dividends-received deduction.

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the S&P 500 Stock Fund hereby designates a maximum amount of $5,019,982 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the tax year ended December 31, 2008.

Pursuant to Section 871(k)(1)(C) of the Code, the Bond Index Fund hereby designates the maximum allowable amount of $5,059,544 as interest-related dividends for the tax year ended December 31, 2008.

In January 2009, shareholders should have received Form 1099-DIV which includes their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

14

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 203 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 26 portfolios within the fund complex. The address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 47	Trustee (since 2001) and Chairperson of the Board (since 2007).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 48	Trustee and President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of MIP; Trustee (since 2007), University of California Berkeley Foundation.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 64	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Immediate Past Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

15

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

A. John Gambs, 63	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 67	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 53	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 52	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Advisory Board Member (2006-2008) of Healthy Handfuls (natural food company); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (2001-2008) of Maier Siebel Baber; Director (since 2008) of RPF Fund II, RPF Fund IV and RPF Fund V.

Leo Soong, 62	Trustee (since 2000) and Lead Independent Trustee (since 2006).	Senior Advisor (since 1997) and Managing Director (1989-2008) of CG Roxane LLC (water company); Senior Advisor (since 1997) of Crystal Geyser Water Co. (water company); President (2002-2008) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 38	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI.	None.

Alan Mason, 48	Vice President (since 2007).	Global Head (since 2008) of Portfolio Management, Client Solutions; Head (2006-2008) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

17

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES – 19.58%

AEROSPACE & DEFENSE – 0.24%
Boeing Co. (The)
6.13%, 02/15/33	$100,000	$104,184
Lockheed Martin Corp.
6.15%, 09/01/36	100,000	108,423
United Technologies Corp.
6.10%, 05/15/12	100,000	106,372
		318,979

AGRICULTURE – 0.19%
Philip Morris International Inc.
5.65%, 05/16/18	250,000	247,833
		247,833

BANKS – 3.19%
Abbey National PLC
7.95%, 10/26/29	100,000	87,103
American Express Centurion Bank
5.20%, 11/26/10	200,000	194,148
Bank of America Corp.
5.49%, 03/15/19	200,000	172,248
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	250,000	253,817
Capital One Financial Corp.
6.75%, 09/15/17	100,000	96,857
Deutsche Bank AG London
5.38%, 10/12/12	100,000	102,343
HSBC Holdings PLC
5.25%, 12/12/12	300,000	301,419
KfW
0.00%, 04/18/36	250,000	84,015
3.25%, 02/15/11	400,000	411,404
3.25%, 03/15/13	250,000	256,637
4.50%, 07/16/18	250,000	274,137
Landwirtschaftliche Rentenbank
3.88%, 03/15/10	500,000	511,343
NationsBank Corp.
7.75%, 08/15/15	250,000	255,665
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	214,296
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	193,626
Swiss Bank Corp.
7.00%, 10/15/15	150,000	150,305
US Bank N.A.
6.38%, 08/01/11	250,000	260,071
Wachovia Bank N.A.
6.60%, 01/15/38	50,000	54,245
Wachovia Corp.
5.50%, 08/01/35	150,000	118,801
Wells Fargo Bank N.A.
7.55%, 06/21/10(a)	250,000	260,135
		4,252,615

Security	Principal	Value

BEVERAGES – 0.34%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37	$100,000	$90,056
Bottling Group LLC
4.63%, 11/15/12	100,000	101,115
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	116,747
Diageo Capital PLC
5.20%, 01/30/13	150,000	147,603
		455,521

BUILDING MATERIALS – 0.12%
Masco Corp.
5.88%, 07/15/12	200,000	163,999
		163,999

CHEMICALS – 0.15%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	96,604
Praxair Inc.
4.63%, 03/30/15	100,000	100,662
		197,266

COMPUTERS – 0.24%
Dell Inc.
5.65%, 04/15/18	75,000	67,129
International Business Machines Corp.
4.75%, 11/29/12	250,000	258,197
		325,326

DIVERSIFIED FINANCIAL SERVICES – 4.17%
American Express Credit Corp.
Series BE
7.30%, 08/20/13	100,000	102,359
American General Finance Corp.
6.90%, 12/15/17	200,000	86,555
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	195,261
CIT Group Funding Co. of Canada
4.65%, 07/01/10	250,000	219,467
Citigroup Capital XXI
8.30%, 12/21/37	50,000	38,562
Citigroup Inc.
5.00%, 09/15/14	177,000	155,686
5.30%, 10/17/12	250,000	240,931
6.50%, 08/19/13	150,000	151,363
6.63%, 06/15/32	100,000	95,383
6.88%, 03/05/38	100,000	113,789
Credit Suisse First Boston USA Inc.
6.50%, 01/15/12	100,000	102,281
Credit Suisse USA Inc.
6.13%, 11/15/11	250,000	252,510

18

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
General Electric Capital Corp.
5.63%, 05/01/18	$300,000	$302,175
5.88%, 01/14/38	100,000	97,886
6.75%, 03/15/32	250,000	265,806
Goldman Sachs Group Inc. (The)
5.95%, 01/18/18	300,000	284,452
6.13%, 02/15/33	200,000	182,332
6.88%, 01/15/11	150,000	151,096
Household Finance Corp.
8.00%, 07/15/10	250,000	254,158
HSBC Finance Corp.
5.50%, 01/19/16	100,000	94,970
International Lease Finance Corp.
5.45%, 03/24/11	250,000	183,554
John Deere Capital Corp.
7.00%, 03/15/12	150,000	155,570
JPMorgan Chase & Co.
5.13%, 09/15/14	250,000	242,269
6.00%, 01/15/18	150,000	158,329
6.40%, 05/15/38	100,000	118,296
JPMorgan Chase Capital XVIII
6.95%, 08/17/36(a)	100,000	84,259
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	200,000	197,316
6.11%, 01/29/37(a)	100,000	89,892
6.15%, 04/25/13	300,000	297,267
Morgan Stanley
4.75%, 04/01/14	200,000	152,378
5.75%, 10/18/16(a)	225,000	189,061
National Rural Utilities Cooperative
Finance Corp.
7.25%, 03/01/12	200,000	205,925
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	150,000	109,976
		5,571,114

ELECTRIC – 1.75%
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	98,964
Arizona Public Service Co.
6.50%, 03/01/12	100,000	93,778
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	98,372
Commonwealth Edison Co.
5.90%, 03/15/36	150,000	124,744
Consumers Energy Co.
5.00%, 02/15/12	150,000	146,635
Florida Power & Light Co.
5.95%, 02/01/38	100,000	111,385
Indiana Michigan Power Co.
6.05%, 03/15/37	100,000	84,746
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100,000	92,984

Security	Principal	Value

ELECTRIC (Continued)
Northern States Power Co.
8.00%, 08/28/12	$100,000	$105,459
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	144,266
Ontario Hydro Canada
7.45%, 03/31/13	150,000	178,664
Pacific Gas and Electric Co.
6.05%, 03/01/34	100,000	106,206
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	93,301
Progress Energy Inc.
7.10%, 03/01/11	175,000	173,448
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	98,452
San Diego Gas & Electric Co.
6.13%, 09/15/37	100,000	109,929
Southern California Edison Co.
5.00%, 01/15/16	200,000	202,359
Toledo Edison Co.
6.15%, 05/15/37	100,000	80,420
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	192,355
		2,336,467

ENVIRONMENTAL CONTROL – 0.06%
Waste Management Inc.
7.00%, 07/15/28	100,000	82,946
		82,946

FOOD – 0.83%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	176,267
Kellogg Co.
6.60%, 04/01/11	250,000	261,650
Kraft Foods Inc.
5.63%, 11/01/11	150,000	153,268
6.13%, 08/23/18	150,000	147,881
Kroger Co. (The)
6.15%, 01/15/20	100,000	98,662
Unilever Capital Corp.
7.13%, 11/01/10	250,000	267,359
		1,105,087

FOREST PRODUCTS & PAPER – 0.10%
International Paper Co.
7.95%, 06/15/18	175,000	138,313
		138,313

HEALTH CARE - PRODUCTS – 0.10%
Johnson & Johnson
5.15%, 08/15/12	125,000	136,041
		136,041

19

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

HEALTH CARE - SERVICES – 0.26%
Aetna Inc.
6.75%, 12/15/37	$50,000	$42,121
UnitedHealth Group Inc.
6.88%, 02/15/38	100,000	87,561
WellPoint Inc.
5.25%, 01/15/16	250,000	221,314
		350,996

HOUSEHOLD PRODUCTS & WARES – 0.16%
Kimberly-Clark Corp.
6.13%, 08/01/17	200,000	213,080
		213,080

INSURANCE – 0.54%
American International Group Inc.
6.25%, 03/15/37	100,000	37,377
8.25%, 08/15/18(b)	100,000	73,192
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	99,946
Hartford Financial Services Group Inc.
6.10%, 10/01/41	100,000	64,809
ING Capital Funding Trust III
8.44%, 12/31/10	100,000	50,331
MetLife Inc.
5.38%, 12/15/12	200,000	188,448
5.70%, 06/15/35	100,000	81,432
Prudential Financial Inc. Series S
6.63%, 12/01/37	50,000	34,090
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	94,638
		724,263

MACHINERY – 0.18%
Caterpillar Inc.
5.70%, 08/15/16	250,000	243,047
		243,047

MANUFACTURING – 0.48%
General Electric Co.
5.00%, 02/01/13	100,000	101,129
5.25%, 12/06/17	100,000	99,695
Honeywell International Inc.
5.30%, 03/01/18	100,000	102,028
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	143,448
Tyco International Group SA
6.38%, 10/15/11	200,000	196,589
		642,889

MEDIA – 0.96%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	336,244

Security	Principal	Value

MEDIA (Continued)
Comcast Corp.
6.45%, 03/15/37	$100,000	$99,512
Cox Communications Inc.
5.50%, 10/01/15	100,000	89,184
News America Inc.
6.20%, 12/15/34	100,000	91,255
TCI Communications Inc.
8.75%, 08/01/15	200,000	212,892
Time Warner Cable Inc.
6.55%, 05/01/37	100,000	95,813
Viacom Inc.
5.63%, 08/15/12	200,000	164,602
6.88%, 04/30/36	100,000	79,028
Walt Disney Co. (The)
6.38%, 03/01/12	100,000	106,549
		1,275,079

MINING – 0.30%
Alcan Inc.
4.88%, 09/15/12	150,000	115,357
Alcoa Inc.
5.90%, 02/01/27	150,000	98,669
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13(a)	100,000	92,821
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	90,770
		397,617

MULTI-NATIONAL – 0.40%
European Investment Bank
4.88%, 02/16/16	250,000	276,437
5.13%, 09/13/16	225,000	253,478
		529,915

OIL & GAS – 1.07%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	90,703
Anadarko Petroleum Corp.
6.45%, 09/15/36	100,000	78,883
Apache Corp.
6.00%, 01/15/37	100,000	96,967
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	106,987
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	218,032
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	252,290
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	169,687
Marathon Oil Corp.
6.13%, 03/15/12	150,000	151,814
Suncor Energy Inc.
6.50%, 06/15/38	100,000	75,621

20

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

OIL & GAS (Continued)
Transocean Inc.
5.25%, 03/15/13	$100,000	$92,880
XTO Energy Inc.
6.25%, 04/15/13	100,000	97,544
		1,431,408

PHARMACEUTICALS – 0.85%
Abbott Laboratories
5.60%, 11/30/17	150,000	162,327
AstraZeneca PLC
5.90%, 09/15/17	200,000	212,547
Eli Lilly and Co.
5.50%, 03/15/27	50,000	51,307
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	250,000	282,459
Merck & Co. Inc.
5.95%, 12/01/28	100,000	106,503
Pharmacia Corp.
6.50%, 12/01/18	150,000	173,492
Wyeth
5.50%, 03/15/13	150,000	152,793
		1,141,428

PIPELINES – 0.21%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	100,000	76,351
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	100,000	88,209
TransCanada PipeLines Ltd.
6.20%, 10/15/37	50,000	43,432
Williams Companies Inc. (The)
7.63%, 07/15/19	100,000	78,125
		286,117

REAL ESTATE INVESTMENT TRUSTS – 0.25%
Boston Properties LP
6.25%, 01/15/13	200,000	148,471
Health Care Property Investors Inc.
6.00%, 01/30/17	100,000	48,194
Simon Property Group LP
5.63%, 08/15/14	200,000	133,396
		330,061

RETAIL – 0.44%
Home Depot Inc.
5.88%, 12/16/36	100,000	78,410
J.C. Penney Co. Inc.
6.38%, 10/15/36	50,000	30,265
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	68,614
McDonald’s Corp.
5.35%, 03/01/18	100,000	103,879

Security	Principal	Value

RETAIL (Continued)
Target Corp.
6.50%, 10/15/37	$100,000	$85,867
Wal-Mart Stores Inc.
5.25%, 09/01/35	100,000	99,566
6.20%, 04/15/38	100,000	114,446
		581,047

SOFTWARE – 0.12%
Oracle Corp.
5.75%, 04/15/18	150,000	156,895
		156,895

TELECOMMUNICATIONS – 1.53%
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	258,811
BellSouth Corp.
6.88%, 10/15/31	150,000	155,943
British Telecom PLC
8.63%, 12/15/10	250,000	257,175
Deutsche Telekom International
Finance AG
8.75%, 06/15/30	100,000	123,314
Embarq Corp.
7.08%, 06/01/16	100,000	77,000
France Telecom SA
7.75%, 03/01/11	150,000	157,846
Motorola Inc.
7.63%, 11/15/10	16,000	14,180
SBC Communications Inc.
5.10%, 09/15/14	300,000	294,896
Telecom Italia Capital SA
5.25%, 11/15/13	150,000	114,375
Telefonica Europe BV
8.25%, 09/15/30(a)	50,000	58,553
Verizon Global Funding Corp.
7.75%, 12/01/30	250,000	277,225
Verizon Pennsylvania Inc.
5.65%, 11/15/11(a)	150,000	146,910
Vodafone Group PLC
7.88%, 02/15/30	100,000	107,405
		2,043,633

TRANSPORTATION – 0.35%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	256,251
Norfolk Southern Corp.
7.70%, 05/15/17(a)	150,000	160,787
Union Pacific Corp.
6.15%, 05/01/37	50,000	46,346
		463,384

TOTAL CORPORATE BONDS & NOTES
(Cost: $27,634,488)		26,142,366

21

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

ASSET-BACKED SECURITIES – 0.87%
Citibank Credit Card Issuance
Trust Series 2008-A1 Class A1
5.35%, 02/07/20	$170,000	$134,256
Connecticut RRB Special Purpose
Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	1,000,000	1,021,505

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,184,542)		1,155,761

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.47%

MORTGAGE-BACKED SECURITIES – 3.47%
Credit Suisse First Boston Mortgage
Securities Corp. Series 1999-C1
Class A2
7.29%, 09/15/41	435,274	434,927
Credit Suisse First Boston Mortgage
Securities Corp. Series 2004-C2
Class A2
5.42%, 05/15/36	1,000,000	829,250
Greenwich Capital Commercial
Funding Corp. Series 2007-GG9
Class A4
5.44%, 03/10/39	700,000	532,792
JPMorgan Chase Commercial
Mortgage Finance Corp.
Series 2000-C10 Class A2
7.37%, 08/15/32	717,773	716,156
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	400,701
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	197,094
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	401,917
LB-UBS Commercial Mortgage Trust
Series 2006-C4 Class AM
5.90%, 06/15/38	600,000	310,208
Morgan Stanley Capital I
Series 2006-HQ8 Class A4
5.39%, 03/12/44	1,000,000	808,498
		4,631,543

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,766,719)		4,631,543

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c) – 1.91%
Brazil (Federative Republic of)
7.13%, 01/20/37	$200,000	$224,281
8.00%, 01/15/18	250,000	280,000
British Columbia (Province of)
6.50%, 01/15/26	100,000	136,874
Finland (Republic of)
6.95%, 02/15/26	100,000	146,969
Hydro-Quebec
6.30%, 05/11/11	150,000	159,283
Israel (State of)
4.63%, 06/15/13	100,000	104,811
Italy (Republic of)
6.88%, 09/27/23	200,000	249,488
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	162,522
Ontario (Province of)
5.00%, 10/18/11(a)	500,000	525,615
Peru (Republic of)
8.38%, 05/03/16	100,000	107,750
Quebec (Province of)
6.13%, 01/22/11	150,000	157,962
United Mexican States
8.13%, 12/30/19(a)	250,000	295,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,398,262)		2,550,555

MUNICIPAL DEBT OBLIGATIONS – 0.27%

ILLINOIS – 0.13%
Illinois State
5.10%, 06/01/33	200,000	175,688
		175,688

NEW JERSEY – 0.14%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	181,199
		181,199

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $373,162)		356,887

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 70.18%

MORTGAGE-BACKED SECURITIES – 39.10%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	589,854	602,270
4.50%, 04/01/18	836,314	860,470
4.50%, 11/01/18	682,237	701,943
4.50%, 01/01/19	110,344	113,532

22

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
4.50%, 02/01/19	$715,448	$736,113
5.00%, 10/01/18	1,000,819	1,034,014
5.00%, 02/01/34	600,974	615,648
5.00%, 08/01/35	805,363	824,147
5.00%, 11/01/36	956,931	979,251
5.00%, 08/01/37	1,460,250	1,493,998
5.00%, 06/01/38	21,712	22,212
5.00%, 10/01/38	476,281	487,241
5.50%, 09/01/22	992,933	1,024,052
5.50%, 04/01/33	1,542,969	1,583,296
5.50%, 10/01/35	3,517,304	3,604,837
5.50%, 01/01/38	1,941,941	1,989,856
5.50%, 10/01/38	498,850	511,109
6.00%, 08/01/34	3,141,119	3,242,848
6.00%, 09/01/38	2,754,784	2,840,558
6.50%, 06/01/31	196,801	205,596
8.00%, 12/01/24	618,504	654,651
Federal National Mortgage Association
4.10%, 10/01/36	3,107,379	3,084,246
5.00%, 01/01/19	2,486,767	2,567,143
5.00%, 11/01/33	5,086,967	5,207,204
5.50%, 01/01/24(d)	1,000,000	1,029,687
5.50%, 07/01/33	3,487,671	3,583,806
5.50%, 12/01/33	719,831	739,657
5.50%, 03/01/34	37,572	38,583
5.50%, 10/01/35	1,370,433	1,406,465
5.50%, 02/01/37	860,166	882,734
5.86%, 11/01/36	636,388	650,330
6.00%, 07/01/37	1,752,305	1,805,945
6.00%, 12/01/37	913,286	941,243
6.50%, 11/01/37	933,925	971,084
7.00%, 02/01/32	138,893	146,975
Government National Mortgage Association
5.50%, 12/15/32	638,536	660,333
5.50%, 01/01/39(d)	1,000,000	1,029,531
6.00%, 03/15/35	600,449	620,935
6.00%, 10/15/37	57,873	59,846
6.00%, 08/15/38	388,283	401,323
6.00%, 09/15/38	548,312	566,727
6.50%, 09/15/36	783,196	815,875
7.50%, 12/15/23	803,635	851,716
		52,189,030

U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.95%
Federal Home Loan Bank
3.50%, 07/16/10	1,000,000	1,031,413
4.88%, 03/12/10	500,000	524,305
Federal Home Loan Mortgage Corp.
4.63%, 10/25/12	990,000	1,070,786
4.88%, 08/16/10	750,000	793,957
6.25%, 07/15/32	345,000	481,810
Federal National Mortgage Association
4.38%, 09/15/12(a)	500,000	538,374

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.38%, 03/15/13	$1,200,000	$1,288,828
4.63%, 10/15/13(a)	2,000,000	2,201,490
5.38%, 11/15/11(a)	500,000	552,379
6.25%, 02/01/11	500,000	529,821
7.25%, 01/15/10	500,000	533,881
Financing Corp.
8.60%, 09/26/19	200,000	296,971
Tennessee Valley Authority
6.25%, 12/15/17	400,000	489,675
7.13%, 05/01/30	200,000	283,488
		10,617,178

U.S. GOVERNMENT OBLIGATIONS – 23.13%
U.S. Treasury Bonds
4.38%, 02/15/38(a)	300,000	401,812
4.50%, 02/15/36(a)	300,000	398,578
4.50%, 05/15/38(a)	425,000	580,059
5.38%, 02/15/31(a)	450,000	618,328
6.13%, 11/15/27(a)	600,000	860,344
6.25%, 08/15/23(a)	625,000	852,441
7.25%, 05/15/16(a)	1,000,000	1,338,984
7.63%, 02/15/25(a)	350,000	568,422
8.00%, 11/15/21(a)	400,000	606,500
8.13%, 05/15/21(a)	500,000	758,437
8.75%, 05/15/17(a)	500,000	735,781
8.75%, 05/15/20(a)	500,000	777,969
12.50%, 08/15/14	400,000	428,094

U.S. Treasury Notes
1.75%, 03/31/10	500,000	508,222
2.13%, 04/30/10(a)	1,300,000	1,331,078
3.38%, 06/30/13(a)	4,875,000	5,315,271
3.38%, 07/31/13(a)	3,400,000	3,713,704
3.88%, 05/15/18	500,000	570,156
4.00%, 02/15/15	400,000	455,750
4.25%, 11/15/14(a)	900,000	1,041,258
4.25%, 08/15/15(a)	1,150,000	1,335,437
4.25%, 11/15/17(a)	275,000	320,354
4.38%, 08/15/12(a)	500,000	560,390
4.50%, 11/15/10(a)	500,000	536,836
4.50%, 02/28/11(a)	250,000	270,313
4.50%, 05/15/17(a)	750,000	880,079
4.63%, 10/31/11(a)	750,000	827,930
4.63%, 11/15/16(a)	250,000	295,156
4.75%, 02/15/10	500,000	523,809
4.75%, 05/15/14(a)	175,000	205,939
4.88%, 06/30/12	650,000	730,590
4.88%, 08/15/16(a)	1,000,000	1,194,922
5.13%, 05/15/16(a)	250,000	302,715
5.75%, 08/15/10(a)	600,000	651,515
6.50%, 02/15/10(a)	350,000	373,324
		30,870,497

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $87,804,830)		93,676,705

23

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

SHORT-TERM INVESTMENTS – 27.12%

MONEY MARKET FUNDS – 27.12%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares
1.63%(e)(f)(g)	32,109,390	$32,109,390
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
1.42%(e)(f)(g)	4,085,997	4,085,997
		36,195,387

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,195,387)		36,195,387

TOTAL INVESTMENTS IN SECURITIES – 123.40%
(Cost: $161,357,390)		164,709,204

Other Assets, Less Liabilities – (23.40)%		(31,231,319)

NET ASSETS – 100.00%		$133,477,885

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

24

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

COMMON STOCKS – 96.80%

ADVERTISING – 0.13%
Interpublic Group of Companies Inc. (The)(a)(b)	99,201	$392,836
Omnicom Group Inc.(b)	64,102	1,725,626
		2,118,462

AEROSPACE & DEFENSE – 2.32%
Boeing Co. (The)	152,143	6,491,942
General Dynamics Corp.	81,442	4,690,245
Goodrich Corp.	25,169	931,756
L-3 Communications Holdings Inc.(b)	24,620	1,816,464
Lockheed Martin Corp.	69,317	5,828,173
Northrop Grumman Corp.	68,447	3,082,853
Raytheon Co.(b)	86,400	4,409,856
Rockwell Collins Inc.	33,036	1,291,377
United Technologies Corp.	198,197	10,623,359
		39,166,025

AGRICULTURE – 2.50%
Altria Group Inc.	428,756	6,457,065
Archer-Daniels-Midland Co.	133,519	3,849,353
Lorillard Inc.(b)	35,280	1,988,028
Monsanto Co.(b)	113,986	8,018,915
Philip Morris International Inc.	421,490	18,339,030
Reynolds American Inc.(b)	35,229	1,420,081
UST Inc.	30,942	2,146,756
		42,219,228

AIRLINES – 0.08%
Southwest Airlines Co.(b)	155,123	1,337,160
		1,337,160

APPAREL – 0.43%
Coach Inc.(a)	67,307	1,397,966
Jones Apparel Group Inc.(b)	18,099	106,060
Nike Inc. Class B(b)	81,803	4,171,953
Polo Ralph Lauren Corp.(b)	11,591	526,347
VF Corp.(b)	18,354	1,005,249
		7,207,575

AUTO MANUFACTURERS – 0.22%
Ford Motor Co.(a)(b)	496,676	1,137,388
General Motors Corp.(b)	126,659	405,309
PACCAR Inc.(b)	75,300	2,153,580
		3,696,277

AUTO PARTS & EQUIPMENT – 0.15%
Goodyear Tire & Rubber Co. (The)(a)(b)	50,560	301,843
Johnson Controls Inc.(b)	123,055	2,234,679
		2,536,522

Security	Shares	Value

BANKS – 4.72%
Bank of America Corp.	1,044,302	$14,703,772
Bank of New York Mellon Corp. (The)	238,806	6,765,374
BB&T Corp.	114,943	3,156,335
Comerica Inc.	30,769	610,765
Discover Financial Services LLC	98,238	936,208
Fifth Third Bancorp(b)	119,661	988,400
First Horizon National Corp.	43,096	455,525
Huntington Bancshares Inc.(b)	77,019	589,966
KeyCorp	101,719	866,646
M&T Bank Corp.(b)	15,878	911,556
Marshall & Ilsley Corp.(b)	53,202	725,675
National City Corp.	432,862	783,480
Northern Trust Corp.	46,390	2,418,775
PNC Financial Services Group Inc. (The)	72,428	3,548,972
Regions Financial Corp.(b)	143,740	1,144,170
State Street Corp.	90,098	3,543,554
SunTrust Banks Inc.(b)	73,300	2,165,282
U.S. Bancorp	365,150	9,132,402
Wachovia Corp.	451,659	2,502,191
Wells Fargo & Co.	788,782	23,253,293
Zions Bancorporation(b)	23,844	584,416
		79,786,757

BEVERAGES – 2.48%
Brown-Forman Corp. Class B(b)	20,323	1,046,431
Coca-Cola Co. (The)	414,114	18,746,941
Coca-Cola Enterprises Inc.	66,699	802,389
Constellation Brands Inc. Class A(a)(b)	40,978	646,223
Dr. Pepper Snapple Group Inc.(a)	52,262	849,257
Molson Coors Brewing Co. Class B	31,055	1,519,211
Pepsi Bottling Group Inc.(b)	28,453	640,477
PepsiCo Inc.	323,588	17,722,915
		41,973,844

BIOTECHNOLOGY – 1.54%
Amgen Inc.(a)	220,512	12,734,568
Biogen Idec Inc.(a)	60,692	2,890,760
Celgene Corp.(a)	95,340	5,270,395
Genzyme Corp.(a)(b)	56,283	3,735,503
Life Technologies Corp.(a)(b)	35,755	833,449
Millipore Corp.(a)(b)	11,580	596,602
		26,061,277

BUILDING MATERIALS – 0.05%
Masco Corp.(b)	74,051	824,188
		824,188

CHEMICALS – 1.29%
Air Products and Chemicals Inc.	43,902	2,206,954
CF Industries Holdings Inc.(b)	11,842	582,153
Dow Chemical Co. (The)(b)	191,695	2,892,678

25

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

CHEMICALS (Continued)
E.I. du Pont de Nemours and Co.(b)	187,892	$4,753,668
Eastman Chemical Co.(b)	14,579	462,300
Ecolab Inc.	35,358	1,242,834
International Flavors & Fragrances Inc.(b)	16,256	483,128
PPG Industries Inc.(b)	33,965	1,441,135
Praxair Inc.(b)	64,472	3,827,058
Rohm and Haas Co.	26,022	1,607,899
Sherwin-Williams Co. (The)(b)	20,327	1,214,538
Sigma-Aldrich Corp.(b)	26,147	1,104,449
		21,818,794

COAL – 0.15%
CONSOL Energy Inc.(b)	37,581	1,074,065
Massey Energy Co.	17,752	244,800
Peabody Energy Corp.	54,859	1,248,042
		2,566,907

COMMERCIAL SERVICES – 0.64%
Apollo Group Inc. Class A(a)	22,010	1,686,406
Convergys Corp.(a)	25,380	162,686
Equifax Inc.	26,260	696,415
H&R Block Inc.	70,471	1,601,101
McKesson Corp.(b)	57,180	2,214,581
Monster Worldwide Inc.(a)(b)	26,159	316,262
Moody’s Corp.	41,022	824,132
R.R. Donnelley & Sons Co.	43,079	585,013
Robert Half International Inc.(b)	32,043	667,135
Western Union Co.	147,786	2,119,251
		10,872,982

COMPUTERS – 4.27%
Affiliated Computer Services Inc. Class A(a)	20,255	930,717
Apple Inc.(a)	185,015	15,791,030
Cognizant Technology Solutions Corp.(a)(b)	60,335	1,089,650
Computer Sciences Corp.(a)	31,741	1,115,379
Dell Inc.(a)	361,214	3,698,831
EMC Corp.(a)(b)	426,278	4,463,131
Hewlett-Packard Co.	509,740	18,498,465
International Business Machines Corp.	279,835	23,550,914
Lexmark International Inc. Class A(a)(b)	16,910	454,879
NetApp Inc.(a)(b)	67,846	947,809
SanDisk Corp.(a)	47,254	453,638
Sun Microsystems Inc.(a)(b)	156,051	596,115
Teradata Corp.(a)	36,343	538,967
		72,129,525

COSMETICS & PERSONAL CARE – 2.87%
Avon Products Inc.	88,222	2,119,975
Colgate-Palmolive Co.	105,214	7,211,368

Security	Shares	Value

COSMETICS & PERSONAL CARE (Continued)
Estee Lauder Companies Inc. (The) Class A(b)	24,028	$743,907
Procter & Gamble Co. (The)	621,455	38,418,348
		48,493,598

DISTRIBUTION & WHOLESALE – 0.19%
Fastenal Co.(b)	27,199	947,885
Genuine Parts Co.(b)	33,532	1,269,522
W.W. Grainger Inc.(b)	13,337	1,051,489
		3,268,896

DIVERSIFIED FINANCIAL SERVICES – 4.29%
American Express Co.	241,538	4,480,530
Ameriprise Financial Inc.	45,188	1,055,592
Capital One Financial Corp.(b)	81,464	2,597,887
Charles Schwab Corp. (The)	194,847	3,150,676
CIT Group Inc.	59,847	271,705
Citigroup Inc.	1,134,109	7,609,871
CME Group Inc.(b)	13,906	2,893,978
E*TRADE Financial Corp.(a)(b)	113,200	130,180
Federated Investors Inc. Class B	18,116	307,247
Franklin Resources Inc.	31,557	2,012,705
Goldman Sachs Group Inc. (The)	92,021	7,765,652
IntercontinentalExchange Inc.(a)(b)	14,838	1,223,245
Invesco Ltd.	79,536	1,148,500
Janus Capital Group Inc.	33,579	269,639
JPMorgan Chase & Co.	776,846	24,493,954
Legg Mason Inc.	30,055	658,505
Merrill Lynch & Co. Inc.	333,145	3,877,808
Morgan Stanley	222,046	3,561,618
NASDAQ OMX Group Inc. (The)(a)	28,161	695,858
NYSE Euronext Inc.	55,125	1,509,322
SLM Corp.(a)	95,835	852,931
T. Rowe Price Group Inc.(b)	53,623	1,900,399
		72,467,802

ELECTRIC – 3.79%
AES Corp. (The)(a)	141,164	1,163,191
Allegheny Energy Inc.	35,294	1,195,055
Ameren Corp.	43,960	1,462,110
American Electric Power Co. Inc.	84,193	2,801,943
CenterPoint Energy Inc.	71,872	907,025
CMS Energy Corp.(b)	47,382	479,032
Consolidated Edison Inc.(b)	56,616	2,204,061
Constellation Energy Group Inc.	37,456	939,771
Dominion Resources Inc.(b)	120,956	4,335,063
DTE Energy Co.	33,526	1,195,872
Duke Energy Corp.	263,854	3,960,449
Dynegy Inc. Class A(a)(b)	104,575	209,150
Edison International	67,521	2,168,775
Entergy Corp.(b)	39,208	3,259,361
Exelon Corp.(b)	136,915	7,613,843
FirstEnergy Corp.	63,652	3,092,214

26

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

ELECTRIC (Continued)
FPL Group Inc.	85,186	$4,287,411
Integrys Energy Group Inc.	16,065	690,474
Pepco Holdings Inc.	44,898	797,388
PG&E Corp.(b)	75,093	2,906,850
Pinnacle West Capital Corp.	21,158	679,807
PPL Corp.(b)	77,610	2,381,851
Progress Energy Inc.(b)	54,931	2,189,000
Public Service Enterprise Group Inc.	105,379	3,073,905
SCANA Corp.	24,421	869,388
Southern Co. (The)	161,182	5,963,734
TECO Energy Inc.(b)	44,313	547,266
Wisconsin Energy Corp.(b)	24,218	1,016,672
Xcel Energy Inc.(b)	93,815	1,740,268
		64,130,929

ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
Emerson Electric Co.	160,118	5,861,920
Molex Inc.(b)	30,287	438,859
		6,300,779

ELECTRONICS – 0.52%
Agilent Technologies Inc.(a)	71,852	1,123,047
Amphenol Corp. Class A	36,373	872,225
FLIR Systems Inc.(a)	28,869	885,701
Jabil Circuit Inc.(b)	44,010	297,067
PerkinElmer Inc.(b)	24,783	344,732
Thermo Fisher Scientific Inc.(a)(b)	87,593	2,984,294
Tyco Electronics Ltd.(b)	96,241	1,560,067
Waters Corp.(a)	20,479	750,555
		8,817,688

ENGINEERING & CONSTRUCTION – 0.17%
Fluor Corp.(b)	37,746	1,693,663
Jacobs Engineering Group Inc.(a)(b)	25,582	1,230,494
		2,924,157

ENTERTAINMENT – 0.04%
International Game Technology Inc.(b)	62,706	745,574
		745,574

ENVIRONMENTAL CONTROL – 0.35%
Republic Services Inc.	66,462	1,647,593
Stericycle Inc.(a)(b)	17,687	921,139
Waste Management Inc.	102,441	3,394,895
		5,963,627

FOOD – 2.08%
Campbell Soup Co.(b)	42,259	1,268,193
ConAgra Foods Inc.(b)	93,882	1,549,053
Dean Foods Co.(a)(b)	31,884	572,955
General Mills Inc.	69,677	4,232,878
H.J. Heinz Co.	65,406	2,459,266
Hershey Co. (The)(b)	34,344	1,193,111

Security	Shares	Value

FOOD (Continued)
J.M. Smucker Co. (The)	24,451	$1,060,195
Kellogg Co.	52,480	2,301,248
Kraft Foods Inc. Class A	306,409	8,227,082
Kroger Co. (The)	135,726	3,584,524
McCormick & Co. Inc. NVS(b)	26,935	858,149
Safeway Inc.	88,541	2,104,620
Sara Lee Corp.	145,845	1,427,823
SUPERVALU Inc.	44,607	651,262
Sysco Corp.(b)	124,759	2,861,971
Tyson Foods Inc. Class A(b)	63,044	552,265
Whole Foods Market Inc.(b)	29,502	278,499
		35,183,094

FOREST PRODUCTS & PAPER – 0.23%
International Paper Co.	88,382	1,042,908
MeadWestvaco Corp.(b)	34,856	390,039
Plum Creek Timber Co. Inc.(b)	34,266	1,190,401
Weyerhaeuser Co.(b)	43,710	1,337,963
		3,961,311

GAS – 0.18%
Nicor Inc.(b)	9,098	316,065
NiSource Inc.(b)	57,628	632,179
Sempra Energy	50,900	2,169,867
		3,118,111

HAND & MACHINE TOOLS – 0.09%
Black & Decker Corp. (The)	12,384	517,775
Snap-On Inc.(b)	12,087	475,986
Stanley Works (The)(b)	16,479	561,934
		1,555,695

HEALTH CARE - PRODUCTS – 4.12%
Baxter International Inc.	129,402	6,934,653
Becton, Dickinson and Co.	50,478	3,452,190
Boston Scientific Corp.(a)(b)	310,996	2,407,109
C.R. Bard Inc.	20,530	1,729,858
Covidien Ltd.	104,774	3,797,010
DENTSPLY International Inc.(b)	30,794	869,623
Intuitive Surgical Inc.(a)(b)	8,049	1,022,143
Johnson & Johnson	577,813	34,570,552
Medtronic Inc.(b)	232,241	7,297,012
Patterson Companies Inc.(a)(b)	18,873	353,869
St. Jude Medical Inc.(a)	71,606	2,360,134
Stryker Corp.(b)	50,011	1,997,939
Varian Medical Systems Inc.(a)(b)	25,786	903,541
Zimmer Holdings Inc.(a)(b)	46,677	1,886,684
		69,582,317

HEALTH CARE - SERVICES – 1.18%
Aetna Inc.	96,649	2,754,496
Coventry Health Care Inc.(a)(b)	30,695	456,742
DaVita Inc.(a)(b)	21,493	1,065,408

27

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

HEALTH CARE - SERVICES (Continued)
Humana Inc.(a)	34,840	$1,298,835
Laboratory Corp. of America Holdings(a)(b)	22,224	1,431,448
Quest Diagnostics Inc.(b)	33,032	1,714,691
Tenet Healthcare Corp.(a)(b)	84,956	97,699
UnitedHealth Group Inc.	250,725	6,669,285
WellPoint Inc.(a)	105,971	4,464,558
		19,953,162

HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.(a)(b)	37,012	732,838
		732,838

HOME BUILDERS – 0.10%
Centex Corp.(b)	25,426	270,533
D.R. Horton Inc.(b)	57,772	408,448
KB Home(b)	16,233	221,093
Lennar Corp. Class A(b)	28,949	250,988
Pulte Homes Inc.(b)	44,917	490,943
		1,642,005

HOME FURNISHINGS – 0.05%
Harman International Industries Inc.(b)	12,074	201,998
Whirlpool Corp.(b)	15,381	636,004
		838,002

HOUSEHOLD PRODUCTS & WARES – 0.48%
Avery Dennison Corp.	22,375	732,334
Clorox Co. (The)(b)	28,989	1,610,629
Fortune Brands Inc.(b)	31,248	1,289,917
Kimberly-Clark Corp.	86,052	4,538,382
		8,171,262

HOUSEWARES – 0.03%
Newell Rubbermaid Inc.(b)	58,177	568,971
		568,971

INSURANCE – 2.64%
Aflac Inc.	97,376	4,463,716
Allstate Corp. (The)	111,014	3,636,819
American International Group Inc.	554,020	869,811
Aon Corp.	56,542	2,582,839
Assurant Inc.	24,311	729,330
Chubb Corp.	73,709	3,759,159
CIGNA Corp.(b)	57,366	966,617
Cincinnati Financial Corp.	34,005	988,525
Genworth Financial Inc. Class A	90,929	257,329
Hartford Financial Services Group Inc. (The)	62,440	1,025,265
Lincoln National Corp.(b)	53,224	1,002,740
Loews Corp.(b)	75,043	2,119,965
Marsh & McLennan Companies Inc.(b)	107,388	2,606,307
MBIA Inc.(a)	40,352	164,233
MetLife Inc.(b)	165,136	5,756,641

Security	Shares	Value

INSURANCE (Continued)
Principal Financial Group Inc.(b)	54,460	$1,229,162
Progressive Corp. (The)	140,001	2,073,415
Prudential Financial Inc.(b)	88,493	2,677,798
Torchmark Corp.	18,021	805,539
Travelers Companies Inc. (The)	121,288	5,482,218
Unum Group(b)	67,988	1,264,577
XL Capital Ltd. Class A	65,645	242,886
		44,704,891

INTERNET – 1.81%
Akamai Technologies Inc.(a)(b)	35,386	533,975
Amazon.com Inc.(a)	66,914	3,431,350
eBay Inc.(a)	224,361	3,132,080
Expedia Inc.(a)(b)	43,936	362,033
Google Inc. Class A(a)	49,788	15,317,278
McAfee Inc.(a)	31,782	1,098,704
Symantec Corp.(a)(b)	173,897	2,351,087
VeriSign Inc.(a)	39,843	760,204
Yahoo! Inc.(a)	289,103	3,527,057
		30,513,768

INVESTMENT COMPANIES – 0.01%
American Capital Ltd.(b)	43,530	141,037
		141,037

IRON & STEEL – 0.28%
AK Steel Holding Corp.	23,542	219,411
Allegheny Technologies Inc.(b)	19,410	495,537
Nucor Corp.(b)	65,607	3,031,043
United States Steel Corp.(b)	24,118	897,190
		4,643,181

LEISURE TIME – 0.18%
Carnival Corp.(b)	90,555	2,202,298
Harley-Davidson Inc.(b)	48,724	826,846
		3,029,144

LODGING – 0.16%
Marriott International Inc. Class A(b)	61,240	1,191,118
Starwood Hotels & Resorts Worldwide Inc.(b)	37,215	666,148
Wyndham Worldwide Corp.	37,193	243,614
Wynn Resorts Ltd.(a)	12,786	540,336
		2,641,216

MACHINERY – 0.71%
Caterpillar Inc.(b)	125,199	5,592,639
Cummins Inc.(b)	41,881	1,119,479
Deere & Co.(b)	89,114	3,414,848
Flowserve Corp.(b)	11,702	602,653
Manitowoc Co. Inc. (The)(b)	27,353	236,877

Rockwell Automation Inc.(b)	29,911	964,331
11,930,827

28

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

MANUFACTURING – 3.98%
Cooper Industries Ltd.	35,743	$1,044,768
Danaher Corp.	53,343	3,019,747
Dover Corp.(b)	38,929	1,281,543
Eastman Kodak Co.(b)	53,284	350,609
Eaton Corp.(b)	34,443	1,712,162
General Electric Co.	2,186,187	35,416,229
Honeywell International Inc.	151,677	4,979,556
Illinois Tool Works Inc.(b)	81,433	2,854,227
Ingersoll-Rand Co. Ltd. Class A(b)	66,975	1,162,016
ITT Industries Inc.(b)	37,585	1,728,534
Leggett & Platt Inc.(b)	32,959	500,647
Pall Corp.	23,982	681,808
Parker Hannifin Corp.(b)	33,971	1,445,126
Textron Inc.(b)	51,098	708,729
3M Co.(b)	143,962	8,283,573
Tyco International Ltd.	98,403	2,125,505
		67,294,779

MEDIA – 2.37%
CBS Corp. Class B(b)	140,147	1,147,804
Comcast Corp. Class A	600,436	10,135,360
DIRECTV Group Inc. (The)(a)(b)	113,113	2,591,419
Gannett Co. Inc.(b)	48,072	384,576
McGraw-Hill Companies Inc. (The)	65,819	1,526,343
Meredith Corp.(b)	6,969	119,309
New York Times Co. (The) Class A(b)	24,016	176,037
News Corp. Class A	478,783	4,352,137
Scripps Networks Interactive Inc. Class A(b)	18,872	415,184
Time Warner Inc.	746,568	7,510,474
Viacom Inc. Class B(a)	126,767	2,416,179
Walt Disney Co. (The)(b)	385,990	8,758,113
Washington Post Co. (The) Class B(b)	1,264	493,276
		40,026,211

METAL FABRICATE & HARDWARE – 0.10%
Precision Castparts Corp.	28,831	1,714,868
		1,714,868

MINING – 0.56%
Alcoa Inc.	165,008	1,857,990
Freeport-McMoRan Copper & Gold Inc.(b)	77,981	1,905,856
Newmont Mining Corp.(b)	94,643	3,851,970
Titanium Metals Corp.(b)	18,784	165,487
Vulcan Materials Co.(b)	22,984	1,599,227
		9,380,530

OFFICE & BUSINESS EQUIPMENT – 0.15%
Pitney Bowes Inc.(b)	42,240	1,076,275
Xerox Corp.(b)	180,760	1,440,657
		2,516,932

Security	Shares	Value

OIL & GAS – 11.13%
Anadarko Petroleum Corp.	95,967	$3,699,528
Apache Corp.	69,652	5,191,164
Cabot Oil & Gas Corp.(b)	21,889	569,114
Chesapeake Energy Corp.(b)	112,470	1,818,640
Chevron Corp.	423,136	31,299,370
ConocoPhillips	310,624	16,090,323
Devon Energy Corp.	91,936	6,041,115
ENSCO International Inc.	29,635	841,338
EOG Resources Inc.(b)	51,926	3,457,233
Exxon Mobil Corp.	1,059,003	84,540,208
Hess Corp.	59,137	3,172,109
Marathon Oil Corp.	147,151	4,026,051
Murphy Oil Corp.(b)	39,466	1,750,317
Nabors Industries Ltd.(a)(b)	59,373	710,695
Noble Corp.(b)	55,526	1,226,569
Noble Energy Inc.	36,091	1,776,399
Occidental Petroleum Corp.	168,863	10,130,091
Pioneer Natural Resources Co.(b)	24,383	394,517
Range Resources Corp.(b)	32,456	1,116,162
Rowan Companies Inc.(b)	23,674	376,417
Southwestern Energy Co.(a)(b)	71,121	2,060,375
Sunoco Inc.	24,551	1,066,986
Tesoro Corp.	28,979	381,653
Valero Energy Corp.	106,679	2,308,534
XTO Energy Inc.	120,020	4,233,105
		188,278,013

OIL & GAS SERVICES – 1.32%
Baker Hughes Inc.	63,879	2,048,600
BJ Services Co.	61,731	720,401
Cameron International Corp.(a)	45,499	932,729
Halliburton Co.	185,941	3,380,407
National Oilwell Varco Inc.(a)	86,498	2,114,011
Schlumberger Ltd.	249,200	10,548,636
Smith International Inc.(b)	45,734	1,046,851
Weatherford International Ltd.(a)(b)	141,058	1,526,248
		22,317,883

PACKAGING & CONTAINERS – 0.20%
Ball Corp.	19,771	822,276
Bemis Co. Inc.	20,963	496,404
Owens-Illinois Inc.(a)	34,705	948,488
Pactiv Corp.(a)(b)	27,499	684,175
Sealed Air Corp.(b)	32,383	483,802
		3,435,145

PHARMACEUTICALS – 6.99%
Abbott Laboratories	322,933	17,234,934
Allergan Inc.	63,729	2,569,553
AmerisourceBergen Corp.	32,838	1,171,003
Bristol-Myers Squibb Co.	411,983	9,578,605
Cardinal Health Inc.(b)	74,432	2,565,671
Cephalon Inc.(a)(b)	14,080	1,084,723

29

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

PHARMACEUTICALS (Continued)
Eli Lilly and Co.	208,213	$8,384,738
Express Scripts Inc.(a)	51,533	2,833,284
Forest Laboratories Inc.(a)	62,933	1,602,904
Gilead Sciences Inc.(a)(b)	191,446	9,790,548
Hospira Inc.(a)(b)	33,421	896,351
King Pharmaceuticals Inc.(a)(b)	51,510	547,036
Medco Health Solutions Inc.(a)	104,062	4,361,238
Merck & Co. Inc.	440,677	13,396,581
Mylan Inc.(a)(b)	64,014	633,098
Pfizer Inc.	1,403,459	24,855,259
Schering-Plough Corp.	338,318	5,761,556
Watson Pharmaceuticals Inc.(a)(b)	21,966	583,637
Wyeth	277,105	10,394,209
		118,244,928

PIPELINES – 0.41%
El Paso Corp.	144,094	1,128,256
Equitable Resources Inc.(b)	27,162	911,285
Questar Corp.(b)	36,393	1,189,687
Spectra Energy Corp.(b)	127,419	2,005,575
Williams Companies Inc. (The)	120,934	1,751,124
		6,985,927

REAL ESTATE – 0.01%
CB Richard Ellis Group Inc. Class A(a)	46,010	198,763
		198,763

REAL ESTATE INVESTMENT TRUSTS – 0.86%
Apartment Investment and Management Co. Class A(b)	21,530	248,672
AvalonBay Communities Inc.	16,199	981,335
Boston Properties Inc.(b)	25,177	1,384,735
Developers Diversified Realty Corp.(b)	25,176	122,859
Equity Residential(b)	56,898	1,696,698
HCP Inc.(b)	52,150	1,448,205
Host Hotels & Resorts Inc.	109,972	832,488
Kimco Realty Corp.(b)	47,059	860,239
ProLogis(b)	53,918	748,921
Public Storage(b)	25,953	2,063,264
Simon Property Group Inc.(b)	47,082	2,501,467
Vornado Realty Trust(b)	28,384	1,712,974
		14,601,857

RETAIL – 6.12%
Abercrombie & Fitch Co. Class A	18,268	421,443
AutoNation Inc.(a)(b)	23,372	230,915
AutoZone Inc.(a)	7,929	1,105,858
Bed Bath & Beyond Inc.(a)	53,967	1,371,841
Best Buy Co. Inc.	70,002	1,967,756
Big Lots Inc.(a)	17,175	248,866
Costco Wholesale Corp.(b)	90,105	4,730,513
CVS Caremark Corp.	298,888	8,590,041
Darden Restaurants Inc.(b)	29,436	829,506
Family Dollar Stores Inc.(b)	29,368	765,624

Security	Shares	Value

RETAIL (Continued)
GameStop Corp. Class A(a)(b)	33,806	$732,238
Gap Inc. (The)	97,061	1,299,647
Home Depot Inc.	353,013	8,126,359
J.C. Penney Co. Inc.(b)	46,601	918,040
Kohl’s Corp.(a)(b)	63,116	2,284,799
Limited Brands Inc.(b)	54,571	547,893
Lowe’s Companies Inc.	305,008	6,563,772
Macy’s Inc.(b)	88,302	913,926
McDonald’s Corp.	232,257	14,444,063
Nordstrom Inc.(b)	32,788	436,408
Office Depot Inc.(a)	56,955	169,726
RadioShack Corp.(b)	24,694	294,846
Sears Holdings Corp.(a)(b)	11,789	458,238
Staples Inc.(b)	148,701	2,664,722
Starbucks Corp.(a)	153,953	1,456,395
Target Corp.	156,399	5,400,457
Tiffany & Co.(b)	25,563	604,054
TJX Companies Inc. (The)(b)	86,866	1,786,834
Walgreen Co.(b)	206,120	5,084,980
Wal-Mart Stores Inc.	465,368	26,088,530
Yum! Brands Inc.(b)	95,748	3,016,062
		103,554,352

SAVINGS & LOANS – 0.20%
Hudson City Bancorp Inc.(b)	109,136	1,741,811
People’s United Financial Inc.(b)	71,848	1,281,050
Sovereign Bancorp Inc.(a)	114,253	340,474
		3,363,335

SEMICONDUCTORS – 2.08%
Advanced Micro Devices Inc.(a)	127,547	275,502
Altera Corp.	60,918	1,017,940
Analog Devices Inc.	60,968	1,159,611
Applied Materials Inc.	278,050	2,816,647
Broadcom Corp. Class A(a)(b)	92,787	1,574,595
Intel Corp.	1,158,819	16,988,287
KLA-Tencor Corp.(b)	35,356	770,407
Linear Technology Corp.(b)	46,551	1,029,708
LSI Corp.(a)	133,993	440,837
MEMC Electronic Materials Inc.(a)(b)	46,719	667,147
Microchip Technology Inc.(b)	37,816	738,546
Micron Technology Inc.(a)(b)	159,943	422,250
National Semiconductor Corp.(b)	40,401	406,838
Novellus Systems Inc.(a)	19,918	245,788
NVIDIA Corp.(a)(b)	113,547	916,324
QLogic Corp.(a)(b)	27,837	374,129
Teradyne Inc.(a)	35,964	151,768
Texas Instruments Inc.	268,848	4,172,521
Xilinx Inc.(b)	57,290	1,020,908
		35,189,753

SOFTWARE – 4.02%
Adobe Systems Inc.(a)	109,933	2,340,474
Autodesk Inc.(a)	47,035	924,238

30

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

SOFTWARE (Continued)
Automatic Data Processing Inc.	105,459	$4,148,757
BMC Software Inc.(a)	39,147	1,053,446
CA Inc.(b)	81,553	1,511,177
Citrix Systems Inc.(a)(b)	37,409	881,730
Compuware Corp.(a)(b)	51,332	346,491
Dun & Bradstreet Corp. (The)	11,166	862,015
Electronic Arts Inc.(a)	66,073	1,059,811
Fidelity National Information Services Inc.	39,862	648,555
Fiserv Inc.(a)(b)	33,750	1,227,488
IMS Health Inc.	38,122	577,930
Intuit Inc.(a)(b)	66,404	1,579,751
MasterCard Inc. Class A(b)	14,992	2,142,807
Microsoft Corp.(b)	1,593,243	30,972,644
Novell Inc.(a)(b)	74,108	288,280
Oracle Corp.(a)	815,309	14,455,429
Paychex Inc.(b)	66,422	1,745,570
Salesforce.com Inc.(a)(b)	21,862	699,803
Total System Services Inc.(b)	41,666	583,324
		68,049,720

TELECOMMUNICATIONS – 6.13%
American Tower Corp. Class A(a)	82,513	2,419,281
AT&T Inc.	1,226,583	34,957,616
CenturyTel Inc.(b)	21,210	579,669
Ciena Corp.(a)(b)	19,409	130,040
Cisco Systems Inc.(a)	1,219,726	19,881,534
Corning Inc.	321,758	3,066,354
Embarq Corp.	29,547	1,062,510
Frontier Communications Corp.(b)	65,299	570,713
Harris Corp.	28,206	1,073,238
JDS Uniphase Corp.(a)(b)	43,679	159,428
Juniper Networks Inc.(a)(b)	110,839	1,940,791
Motorola Inc.(b)	469,483	2,079,810
QUALCOMM Inc.	344,541	12,344,904
Qwest Communications International Inc.(b)	306,926	1,117,211
Sprint Nextel Corp.(a)	591,504	1,082,452
Tellabs Inc.(a)(b)	81,837	337,168
Verizon Communications Inc.	591,203	20,041,782
Windstream Corp.(b)	91,100	838,120
		103,682,621

TEXTILES – 0.04%
Cintas Corp.(b)	27,457	637,826
		637,826

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.(b)	26,019	758,974
Mattel Inc.(b)	74,291	1,188,656
		1,947,630

Security	Shares or Principal	Value

TRANSPORTATION – 2.08%
Burlington Northern Santa Fe Corp.	58,529	$4,431,231
C.H. Robinson Worldwide Inc.(b)	35,233	1,938,872
CSX Corp.	82,573	2,681,145
Expeditors International Washington Inc.(b)	43,983	1,463,314
FedEx Corp.	64,883	4,162,244
Norfolk Southern Corp.(b)	76,734	3,610,335
Ryder System Inc.(b)	11,550	447,909
Union Pacific Corp.	105,523	5,043,999
United Parcel Service Inc. Class B(b)	207,462	11,443,604
		35,222,653

TOTAL COMMON STOCKS
(Cost: $2,108,904,072)		1,636,983,131

SHORT-TERM INVESTMENTS – 19.75%

MONEY MARKET FUNDS – 19.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(c)(d)(e)	280,706,198	280,706,198
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(c)(d)(e)	46,627,976	46,627,976
		327,334,174

U.S. TREASURY OBLIGATIONS – 0.39%
U.S. Treasury Bills
0.04%, 03/12/09(f)(g)	$50,000	49,996
0.05%, 03/19/09(f)(g)	600,000	599,941
0.05%, 03/26/09(f)(g)	250,000	249,972
0.08%, 04/16/09(f)(g)	600,000	599,867
0.11%, 04/09/09(f)(g)	100,000	99,970
0.12%, 04/02/09(f)(g)	600,000	599,826
0.48%, 06/25/09(f)(g)	4,400,000	4,389,792
		6,589,364

TOTAL SHORT-TERM INVESTMENTS
(Cost: $333,929,741)		333,923,538

TOTAL INVESTMENTS IN SECURITIES – 116.55%
(Cost: $2,442,833,813)		1,970,906,669

Other Assets, Less Liabilities – (16.55)%		(279,926,947)

NET ASSETS – 100.00%		$1,690,979,722

31

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of December 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (March 2009)	1,194	$53,735,970	$331,427

		$53,735,970	$331,427

The accompanying notes are an integral part of these financial statements.

32

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2008

Bond Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$ 56,820,573	42.57%
U.S. Government & Agency	41,487,675	31.08
Financial	10,878,053	8.15
Consumer Non-Cyclical	3,649,986	2.73
Communications	3,318,712	2.49
Foreign Government Obligations	2,550,555	1.91
Utilities	2,336,467	1.75
Industrial	1,915,244	1.43
Energy	1,717,525	1.28
Asset-Backed Securities	1,155,761	0.87
Basic Materials	733,196	0.55
Consumer Cyclical	581,047	0.44
Multi-National	529,915	0.40
Technology	482,221	0.36
Municipal Debt Obligations	356,887	0.27
Short-Term and Other Net Assets	4,964,068	3.72

TOTAL	$133,477,885	100.00%

S&P 500 Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$ 420,755,692	24.88%
Energy	220,148,730	13.01
Financial	215,264,442	12.73
Industrial	185,150,431	10.95
Technology	177,885,930	10.52
Communications	176,341,062	10.43
Consumer Cyclical	133,651,150	7.90
Utilities	67,249,040	3.98
Basic Materials	39,803,816	2.35
Diversified	732,838	0.04
Futures Contracts	331,427	0.02
Short-Term and Other Net Assets	53,665,164	3.19

TOTAL	$1,690,979,722	100.00%

These tables are not part of the financial statements.

33

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$125,162,003	$2,115,499,639
Affiliated issuers (Note 2)	36,195,387	327,334,174

Total cost of investments	$161,357,390	$2,442,833,813

Investments in securities, at fair value (including securities on loan(a) ) (Note 1):
Unaffiliated issuers	$128,513,817	$1,643,572,495
Affiliated issuers (Note 2)	36,195,387	327,334,174

Total fair value of investments	164,709,204	1,970,906,669
Receivables:
Investment securities sold	1,550,125	—
Dividends and interest	1,172,033	3,870,577
Due from broker – variation margin	—	747,485

Total Assets	167,431,362	1,975,524,731

LIABILITIES
Payables:
Investment securities purchased	3,904,483	3,302,872
Collateral for securities on loan (Note 4)	30,021,653	281,156,838
Investment advisory fees (Note 2)	7,076	62,425
Accrued expenses:
Professional fees (Note 2)	20,265	22,874

Total Liabilities	33,953,477	284,545,009

NET ASSETS	$133,477,885	$1,690,979,722

(a)	Securities on loan with market values of $28,657,285 and $277,652,842, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

34

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2008

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$—	$54,109,785
Interest from unaffiliated issuers	6,115,297	76,974
Interest from affiliated issuers (Note 2)	143,290	1,014,534
Securities lending income from affiliated issuers (Note 2)	157,082	1,440,308

Total investment income	6,415,669	56,641,601

EXPENSES (Note 2)
Investment advisory fees	101,197	1,193,551
Professional fees	20,223	24,259
Independent trustees’ fees	1,159	25,384

Total expenses	122,579	1,243,194
Less expense reductions (Note 2)	(21,382)	(49,643)

Net expenses	101,197	1,193,551

Net investment income	6,314,472	55,448,050

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(423,541)	(120,587,868)
Net realized loss on futures contracts	—	(22,106,866)
Net realized loss from short positions (Note 1)	—	(187)
Net change in unrealized appreciation (depreciation) of investments	1,434,040	(941,355,332)
Net change in unrealized appreciation (depreciation) of futures contracts	—	3,392,820
Net change in unrealized appreciation (depreciation) of short positions (Note 1)	—	187

Net realized and unrealized gain (loss)	1,010,499	(1,080,657,246)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,324,971	$(1,025,209,196)

The accompanying notes are an integral part of these financial statements.

35

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		S&P 500 Index Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,314,472	$5,658,566	$55,448,050	$56,196,080
Net realized gain (loss)	(423,541)	(166,092)	(142,694,921)	66,144,882
Net change in unrealized appreciation (depreciation)	1,434,040	2,512,239	(937,962,325)	49,858,427

Net increase (decrease) in net assets resulting from operations	7,324,971	8,004,713	(1,025,209,196)	172,199,389

Interestholder transactions:
Contributions	45,530,591	35,317,257	600,316,999	979,975,026	(a)
Withdrawals	(39,285,080)	(27,110,256)	(804,875,751)	(958,876,075)

Net increase (decrease) in net assets resulting from interestholder transactions	6,245,511	8,207,001	(204,558,752)	21,098,951

Increase (decrease) in net assets	13,570,482	16,211,714	(1,229,767,948)	193,298,340

NET ASSETS:
Beginning of year	119,907,403	103,695,689	2,920,747,670	2,727,449,330

End of year	$133,477,885	$119,907,403	$1,690,979,722	$2,920,747,670

(a)	Includes a contribution of securities with unrealized appreciation of $19,641,824.

The accompanying notes are an integral part of these financial statements.

36

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Bond Index and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolios. The Master Portfolios consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities, certain U.S. government securities and typically, exchange-traded derivatives such as futures contracts and exchange-traded option contracts. The Master Portfolios do not adjust the quoted price for

37

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

The following tables summarize the inputs used in valuing the Master Portfolios’ investments as of December 31, 2008:

Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Bond Index	$67,065,884	$97,643,320	$—	$164,709,204
S&P 500 Index	1,970,906,669	—	—	1,970,906,669

Other Financial Instruments(a)
Master Portfolio	Level 1	Level 2	Level 3	Total
S&P 500 Index	$331,427	$—	$—	$331,427

(a)	Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended December 31, 2008:

Master Portfolio	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Bond Index	$815,869	$—	$—	$—	$(815,869)	$—	$—

38

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the S&P 500 Index Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index	$161,739,782	$6,246,236	$(3,276,814)	$2,969,422
S&P 500 Index	2,495,052,102	192,164,382	(716,309,815)	(524,145,433)

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years and has determined that no provision for income tax is required in the Master Portfolios’ financial statements.

FUTURES CONTRACTS

The Master Portfolios may enter into futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually transacting in the commodities or financial instruments. A futures contract is an agreement between two parties to buy and sell a particular commodity or financial instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of December 31, 2008, the S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $6,600,000 for initial margin requirements on outstanding futures contracts.

39

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Master Portfolios may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Master Portfolios’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Master Portfolios’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Master Portfolios record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Master Portfolios, if any, are included in their respective Schedules of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.08% and 0.05% of the average daily net assets of the Bond Index and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA credited investment advisory fees for the Bond Index and S&P 500 Index Master Portfolios in the amounts of $21,382 and $49,643, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

For the year ended December 31, 2008, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$157,082
S&P 500 Index	1,440,308

40

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the year ended December 31, 2008, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2008 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$108,803,623	$103,997,344	$10,538,244	$6,772,764
S&P 500 Index	—	—	194,214,804	269,338,804

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

41

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

As of December 31, 2008, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of December 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the Master Portfolios’ financial statement disclosures.

6.	FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Bond Index
Ratio of expenses to average net assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.11%	0.10%	n/a	n/a
Ratio of net investment income to average net assets	4.99%	5.15%	4.97%	4.56%	4.17%
Portfolio turnover rate(a)	89%	61%	57%	76%	148%
Total return	6.06%	7.31%	4.91%	2.27%	4.20%
S&P 500 Index
Ratio of expenses to average net assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.05%	0.05%	0.05%	n/a	n/a
Ratio of net investment income to average net assets	2.32%	1.98%	1.93%	1.84%	1.91%
Portfolio turnover rate(a)	8%	7%	14%	10%	14%
Total return	(36.86)%	5.54%	15.75%	4.87%	10.82%

(a)	Portfolio turnover rates include in-kind transactions, if any.

42

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Bond Index Master Portfolio and S&P 500 Index Master Portfolio, each a portfolio of Master Investment Portfolio (collectively, the “Master Portfolios”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

43

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

44

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. BGFA is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-CM1208

BARCLAYS
GLOBAL INVESTORS

2008 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2008

LIFEPATH® PORTFOLIOS

LIFEPATH® RETIREMENT

LIFEPATH 2010®

LIFEPATH 2020®

LIFEPATH 2030®

LIFEPATH 2040®

LIFEPATH® 2050

BARCLAYS GLOBAL INVESTORS *funds*

Management’s Discussion of Fund Performance

LifePath® Portfolios

Performance as of December 31, 2008

Average Annual Total Returns
	One-Year	Five-Year	Ten-Year	Since Inception
Class I Shares
LifePath Retirement Portfolio	(15.04)%	1.40%	2.88%	4.76%	(a)
LifePath 2010 Portfolio	(17.00)%	1.49%	2.25%	5.73%	(a)
LifePath 2020 Portfolio	(25.42)%	0.28%	0.95%	5.73%	(a)
LifePath 2030 Portfolio	(31.03)%	(0.57)%	0.07%	5.77%	(a)
LifePath 2040 Portfolio	(35.40)%	(1.44)%	(0.88)%	5.72%	(a)
LifePath 2050 Portfolio	N/A	N/A	N/A	(32.18)%	(b)

	One-Year	Five-Year	Since Inception(c)
Class R Shares
LifePath Retirement Portfolio	(15.24)%	1.13%	3.75%
LifePath 2010 Portfolio	(17.23)%	1.24%	1.52%
LifePath 2020 Portfolio	(25.57)%	0.04%	0.53%
LifePath 2030 Portfolio	(31.19)%	(0.82)%	3.06%
LifePath 2040 Portfolio	(35.56)%	(1.70)%	2.80%
LifePath 2050 Portfolio	N/A	N/A	(32.28)%

	Since Inception(d)
Class S Shares
LifePath Retirement Portfolio	(15.53)%
LifePath 2010 Portfolio	(17.29)%
LifePath 2020 Portfolio	(25.28)%
LifePath 2030 Portfolio	(30.65)%
LifePath 2040 Portfolio	(34.75)%
LifePath 2050 Portfolio	(32.10)%

(a) Total returns are calculated from an inception date of March 1, 1994. The Class I shares of the Portfolios are successors to the assets of the institutional class of shares of the Stagecoach Trust LifePath Funds (the “predecessor funds”), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Portfolios began operations, reflects the performance of the predecessor funds.

(b) Total returns are calculated from an inception date of June 30, 2008 for the LifePath 2050 Portfolio.

(c) Total returns are calculated from an inception date of April 11, 2003 for the LifePath Retirement Portfolio, an inception date of March 7, 2002 for the LifePath 2010 and LifePath 2020 Portfolios, an inception date of April 8, 2003 for the LifePath 2030 and LifePath 2040 Portfolios, and an inception date of June 30, 2008 for the LifePath 2050 Portfolio. These inception dates represent the date investors began investing in the Class R shares of the respective LifePath Portfolios. To establish the new share class, the LifePath Portfolios’ distributor privately seeded Class R shares of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Portfolios on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Class R inception date for the relevant LifePath Portfolio. Since inception returns calculated from April 30, 2001 for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios were 2.05%, 1.33%, (0.05)%, (1.00)% and (1.78)%, respectively.

(d) Total returns are calculated from an inception date of May 30, 2008 for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios. Total returns are calculated from an inception date of June 30, 2008 for the LifePath 2050 Portfolio.

1

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

2

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

3

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

(a) The LifePath custom benchmarks are hypothetical representations of the performance of the respective LifePath Portfolios’ asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Portfolios’ custom benchmarks are adjusted quarterly to reflect the funds’ changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath Portfolios’ custom benchmarks: S&P 500 Index, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Index , Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury TIPS Index, MSCI ACWI ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index . The MSCI ACWI ex US IMI Index replaced the MSCI ACWI ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008. On March 15, 2004, the LifePath Portfolios were restructured to be funds-of-funds. Prior to that date, the LifePath Portfolios held portfolio securities directly. In addition, as of

4

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

December 31, 2003, the investment adviser made certain changes to its asset allocation strategy for the LifePath Portfolios, including a change to the frequency with which the LifePath Portfolios’ holdings are rebalanced among the asset classes, from monthly to quarterly.

(b) Formerly known as the Lehman Brothers U.S. Aggregate Index. The Index is maintained by Barclays Capital Inc. which is affiliated with, but a separate legal entity from, Barclays Global Investors, N.A. (BGI) and Barclays Global Fund Advisors (BGFA). Neither BGI nor BGFA will have a role in maintaining the Index.

(c) The MSCI ACWI ex US IMI Index is presented as a comparison index to replace the MSCI ACWI ex USA Index, as the MSCI ACWI ex US IMI Index is more representative of the international equity funds held by the LifePath Portfolios.

Average Annual Total Returns represent each LifePath Portfolio’s average annual increase or decrease in value during the time period(s) noted above.

Performance figures for each class of each LifePath Portfolio assume that dividends and capital gain distributions have been reinvested in the applicable class of the applicable LifePath Portfolio at net asset value. The “net asset value” of a class of a LifePath Portfolio is the value of one share of that class. The performance shown in the tables and charts above do not reflect the deduction of taxes that a shareholder would pay on LifePath Portfolio distributions or the redemption of LifePath Portfolio shares. The investment return and principal value of shares of each LifePath Portfolio will vary with changes in market conditions. Shares of each LifePath Portfolio may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the LifePath Portfolios, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the LifePath Portfolios. These expenses negatively impact the performance of the LifePath Portfolios. Each LifePath Portfolio’s past performance is no guarantee of future results.

INVESTMENT OBJECTIVE AND APPROACH

Each LifePath Portfolio seeks to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investors plan to start making net withdrawals. Each LifePath Portfolio has its own time horizon, which affects the acceptable risk level of the LifePath Portfolio and, in turn, its asset allocation.

The LifePath Portfolios are invested in a combination of stock, bond and money market funds for which BGFA is the investment adviser. Each LifePath Portfolio generally invests in the same underlying funds but in differing proportions, with some exceptions, depending upon the acceptable risk level of the LifePath Portfolio. On June 30, 2008, BGFA launched the LifePath 2050 Portfolio, extending the portfolio options available to investors. The LifePath 2050 Portfolio is geared towards investors who plan to retire or withdraw substantial portions of their investments approximately in the year 2050.

As of June 30, 2008, the existing international equities exposure was expanded to include an underlying fund tracking small-capitalization equities within international developed markets. The international equities exposure now encompasses a wider spectrum of companies, increasing the breadth and diversification within international equities. In addition, the real estate exposure was extended to include not only U.S. but also global real estate markets. These exposures are expected to tailor the risk and return profile of the LifePath Portfolios. BGFA is continuously researching opportunities to further enhance the LifePath Portfolios.

RELEVANT ECONOMIC AND MARKET CONDITIONS

Equity markets globally experienced a very difficult and volatile year. The broad U.S. market, as represented by the S&P 1500 Index, finished the year down 36.72%. The broad international equity markets, as represented by the MSCI ACWI ex US Investable Market Index, fared even worse and ended the year down 45.98%. What had begun as a contraction of the subprime lending market in 2007 developed into a full blown credit crisis, which triggered severe dislocations within the financial markets and culminated in a destabilization of the global financial system in the latter part of 2008. Governments and central banks around the globe aggressively intervened to stabilize financial markets by lowering interest rates, provided liquidity to markets and support to key institutions, as well as facilitated the sale of troubled financial institutions. While markets stabilized in December, the outlook for the economy is uncertain as consumers retrench their spending.

2008 also continued to be a difficult year for global real estate markets. The global REIT market, as represented by the FTSE EPRA/NAREIT Global Real Estate Index, declined by 47.72% during the reporting period. Lenders, who were affected by the tightening credit markets, were increasingly unwilling and unable to extend financing to borrowers which led to a further decrease in demand for real estate.

5

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

Market participants generally became more risk averse in 2008. As a consequence, a large “flight-to-quality” took place as investors sold assets perceived as higher risk and took refuge in more secure Treasury securities. The broad investment-grade U.S. bond market, as represented by the Barclays Capital U.S. Aggregate Index, returned 5.24% for the reporting period. By comparison, the Barclays Capital U.S. Treasury TIPS Index ended the year down 2.35%, as inflation expectations were significantly revised down given sharply lower commodity prices at year-end. Cash, as represented by the Citigroup 3-Month Treasury Bill Index, returned 1.81% for the reporting period.

FACTORS THAT INFLUENCED PERFORMANCE

During 2008, each LifePath Portfolio invested a portion of its assets in various iShares Funds, including the iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund, iShares Barclays TIPS Bond Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund, iShares MSCI Canada Index Fund and iShares MSCI Emerging Markets Index Fund. The iShares Funds performed broadly in line with their respective benchmark indices.

The LifePath Portfolios invest a significant amount of their assets in the Active Stock and CoreAlpha Bond Master Portfolios. Both of these Master Portfolios seek to outperform their respective benchmark indices by employing quantitative models that attempt to identify attractive securities. The Active Stock Master Portfolio slightly outperformed its benchmark, the S&P 500® Index, for the reporting period as some of the factors within the quantitative model, such as the earnings quality and sentiment insights, added value. The CoreAlpha Bond Master Portfolio trailed its benchmark, the Barclays Capital U.S. Aggregate Index, as an unprecedented increase in fixed income market volatility, severely curtailed liquidity, and extreme risk aversion led to dislocations across multiple fixed income asset classes. These effects caused a significant widening in credit spreads that impacted the portfolio negatively.

The asset allocation of the LifePath Portfolios is the primary driver of performance. During the reporting period, capital preservation-focused funds, such as the CoreAlpha Bond Master Portfolio and the iShares Barclays TIPS Bond Fund, on average, were able to better withstand the market downturn as compared to equity funds. As a result, the more conservative LifePath Portfolios, such as the LifePath Retirement Portfolio, while posting negative returns during the period, fared better than the longer-dated funds, such as the LifePath 2040 Portfolio, which invest a greater share of their assets in equity funds.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the LifePath Portfolios” are to the feeder funds or the Master Portfolios, as the context requires. BGFA advises the Master Portfolios.

6

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a LifePath Portfolio, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a LifePath Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The first line under each share class of each LifePath Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your share class of your LifePath Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each share class of each LifePath Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the LifePath Portfolio’s actual expense ratio of each share class and an assumed rate of return of 5% per year before expenses, which is not the LifePath Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your share class of your LifePath Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each share class of each LifePath Portfolio in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Portfolio	Beginning Account Value (7/1/08)	Ending Account Value (12/31/08)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/08 to 12/31/08)
LifePath Retirement
Class I Shares
Actual	$1,000.00	$ 869.30	0.76%	$3.57
Hypothetical (5% return before expenses)	1,000.00	1,021.30	0.76	3.86
Class R Shares
Actual	1,000.00	867.70	1.02	4.79
Hypothetical (5% return before expenses)	1,000.00	1,020.00	1.02	5.18
Class S Shares
Actual	1,000.00	869.60	0.45	2.11
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.45	2.29
LifePath 2010
Class I Shares
Actual	1,000.00	854.50	0.75	3.50
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.75	3.81
Class R Shares
Actual	1,000.00	853.30	1.02	4.75
Hypothetical (5% return before expenses)	1,000.00	1,020.00	1.02	5.18
Class S Shares
Actual	1,000.00	855.80	0.45	2.10
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.45	2.29

7

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited) (Continued)

Portfolio	Beginning Account Value (7/1/08)	Ending Account Value (12/31/08)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/08 to 12/31/08)
LifePath 2020
Class I Shares
Actual	$1,000.00	$ 785.40	0.72%	$3.23
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.72	3.66
Class R Shares
Actual	1,000.00	784.80	0.99	4.44
Hypothetical (5% return before expenses)	1,000.00	1,020.20	0.99	5.03
Class S Shares
Actual	1,000.00	787.10	0.43	1.93
Hypothetical (5% return before expenses)	1,000.00	1,023.00	0.43	2.19
LifePath 2030
Class I Shares
Actual	1,000.00	738.80	0.70	3.06
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.70	3.56
Class R Shares
Actual	1,000.00	738.10	0.96	4.19
Hypothetical (5% return before expenses)	1,000.00	1,020.30	0.96	4.88
Class S Shares
Actual	1,000.00	740.30	0.40	1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03
LifePath 2040
Class I Shares
Actual	1,000.00	702.50	0.68	2.91
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.68	3.46
Class R Shares
Actual	1,000.00	701.30	0.94	4.02
Hypothetical (5% return before expenses)	1,000.00	1,020.40	0.94	4.77
Class S Shares
Actual	1,000.00	703.90	0.36	1.54
Hypothetical (5% return before expenses)	1,000.00	1,023.30	0.36	1.83
LifePath 2050
Class I Shares
Actual	1,000.00	678.20	0.68	2.87
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.68	3.46
Class R Shares
Actual	1,000.00	677.20	0.91	3.84
Hypothetical (5% return before expenses)	1,000.00	1,020.60	0.91	4.62
Class S Shares
Actual	1,000.00	679.00	0.29	1.22
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.29	1.48

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Portfolio’s expense reductions during the period.
(b)

Expenses are calculated using each LifePath Portfolio’s annualized expense ratio for each share class (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

8

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio
ASSETS
Investments:
In corresponding Master Portfolio, at fair value (Note 1)	$117,761,191	$340,113,599	$613,207,888	$451,574,265
Receivables:
Capital shares sold	278,663	815,020	939,909	882,654

Total Assets	118,039,854	340,928,619	614,147,797	452,456,919

LIABILITIES
Payables:
Capital shares redeemed	137,080	705,196	1,255,008	3,860,324
Distribution to shareholders	45,746	207,474	—	—
Administration fees (Note 2)	47,824	137,781	245,998	179,822
Distribution fees – Class R Shares (Note 2)	16,147	57,843	112,306	82,771
Accrued expenses:
Professional fees (Note 2)	11,403	11,606	11,838	11,714

Total Liabilities	258,200	1,119,900	1,625,150	4,134,631

NET ASSETS	$117,781,654	$339,808,719	$612,522,647	$448,322,288

Net assets consist of:
Paid-in capital	$137,614,305	$399,404,125	$746,290,830	$619,490,313
Undistributed net investment income	72,601	157,013	4,058,134	3,231,268
Accumulated net realized loss	(5,814,454)	(17,723,986)	(42,984,247)	(49,418,361)
Net unrealized depreciation	(14,090,798)	(42,028,433)	(94,842,070)	(124,980,932)

NET ASSETS	$117,781,654	$339,808,719	$612,522,647	$448,322,288

Class I Shares
Net Assets	$92,716,676	$248,679,492	$432,717,433	$315,028,120

Shares outstanding(a)	9,843,796	23,695,771	35,126,534	28,844,135

Net asset value and offering price per share	$9.42	$10.49	$12.32	$10.92

Class R Shares
Net Assets	$25,030,421	$91,056,016	$179,389,331	$133,198,724

Shares outstanding(a)	2,853,287	8,833,452	15,260,868	12,434,382

Net asset value and offering price per share	$8.77	$10.31	$11.75	$10.71

Class S Shares
Net Assets	$34,557	$73,211	$415,883	$95,444

Shares outstanding(a)	3,659	6,972	33,731	8,743

Net asset value and offering price per share	$9.44	$10.50	$12.33	$10.92

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2008

	LifePath 2040 Portfolio	LifePath 2050 Portfolio
ASSETS
Investments:
In corresponding Master Portfolio, at fair value (Note 1)	$346,992,861	$511,111
Receivables:
Capital shares sold	727,272	249
Due from investment adviser	—	1,922

Total Assets	347,720,133	513,282

LIABILITIES
Payables:
Capital shares redeemed	2,129,364	—
Distribution to shareholders	11,620	2
Administration fees (Note 2)	136,610	80
Distribution fees – Class R Shares (Note 2)	59,871	22
Accrued expenses:
Professional fees (Note 2)	11,640	11,282

Total Liabilities	2,349,105	11,386

NET ASSETS	$345,371,028	$501,896

Net assets consist of:
Paid-in capital	$474,031,567	$576,035
Undistributed net investment income	2,139,318	75
Undistributed net realized gain (accumulated net realized loss)	(43,350,504)	625
Net unrealized depreciation	(87,449,353)	(74,839)

NET ASSETS	$345,371,028	$501,896

Class I Shares
Net Assets	$248,491,399	$443,979

Shares outstanding(a)	19,294,566	32,991

Net asset value and offering price per share	$12.88	$13.46

Class R Shares
Net Assets	$96,873,189	$33,862

Shares outstanding(a)	7,860,821	2,514

Net asset value and offering price per share	$12.32	$13.47

Class S Shares
Net Assets	$6,440	$24,055

Shares outstanding(a)	500 (b)	1,787

Net asset value and offering price per share	$12.87	$13.46

(a)	No par value, unlimited number of shares authorized.
(b)	The shares outstanding have been rounded for financial statement presentation. The net asset value and offering price per share are calculated based on the actual shares outstanding of 500.442.

The accompanying notes are an integral part of these financial statements.

10

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2008

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio
NET INVESTMENT INCOME ALLOCATED FROM
CORRESPONDING MASTER PORTFOLIO
Dividends	$2,025,244	$6,233,183	$14,394,655	$11,802,130
Interest	3,784,687	10,337,487	13,252,918	6,219,315
Expenses(a)	(382,252)	(1,098,401)	(1,876,434)	(1,252,284)

Net investment income allocated from corresponding
Master Portfolio	5,427,679	15,472,269	25,771,139	16,769,161

FUND EXPENSES (Note 2)
Administration fees	713,665	2,106,407	4,054,473	2,979,008
Distribution fees – Class R Shares	69,522	253,528	511,311	387,272
Professional fees	11,551	11,865	12,479	12,231
Independent trustees’ fees	1,479	4,414	8,635	6,299

Total fund expenses	796,217	2,376,214	4,586,898	3,384,810
Less expense reductions (Note 2)	(13,030)	(16,279)	(21,114)	(18,530)

Net fund expenses	783,187	2,359,935	4,565,784	3,366,280

Net investment income	4,644,492	13,112,334	21,205,355	13,402,881

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized loss	(6,531,737)	(16,819,097)	(48,745,627)	(47,541,666)
Net change in unrealized appreciation (depreciation)	(20,123,766)	(71,214,654)	(189,360,737)	(169,034,539)

Net realized and unrealized loss	(26,655,503)	(88,033,751)	(238,106,364)	(216,576,205)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,011,011)	$(74,921,417)	$(216,901,009)	$(203,173,324)

(a)	Net of fee reductions of $481,450, $1,412,299, $2,738,445 and $2,026,599, respectively.

The accompanying notes are an integral part of these financial statements.

11

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2008

	LifePath 2040 Portfolio	LifePath 2050 Portfolio(a)
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$9,310,796	$2,732
Interest	2,522,158	286
Expenses(b)	(840,158)	(185)

Net investment income allocated from corresponding Master Portfolio	10,992,796	2,833

FUND EXPENSES (Note 2)
Administration fees	2,173,480	514
Distribution fees – Class R Shares	294,689	52
Professional fees	12,035	11,282
Independent trustees’ fees	4,461	—

Total fund expenses	2,484,665	11,848
Less expense reductions (Note 2)	(16,496)	(11,282)

Net fund expenses	2,468,169	566

Net investment income	8,524,627	2,267

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	(43,469,884)	704
Net change in unrealized appreciation (depreciation)	(144,081,280)	(74,839)

Net realized and unrealized loss	(187,551,164)	(74,135)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(179,026,537)	$(71,868)

(a)	For the period from June 30, 2008 (commencement of operations) to December 31, 2008.
(b)	Net of fee reductions of $1,491,706 and $1,690, respectively.

The accompanying notes are an integral part of these financial statements.

12

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Portfolio		LifePath 2010 Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,644,492	$4,366,611	$13,112,334	$14,428,287
Net realized gain (loss)	(6,531,737)	1,958,256	(16,819,097)	11,420,133
Net change in unrealized appreciation (depreciation)	(20,123,766)	(1,110,126)	(71,214,654)	(8,100,639)

Net increase (decrease) in net assets resulting from operations	(22,011,011)	5,214,741	(74,921,417)	17,747,781

Distributions to shareholders:
From net investment income:
Class I Shares	(3,162,927)	(3,717,806)	(8,761,662)	(12,288,725)
Class R Shares	(820,114)	(672,262)	(2,807,947)	(2,264,750)
Class S Shares(a)	(870)	—	(1,024)	—

	(3,983,911)	(4,390,068)	(11,570,633)	(14,553,475)

From net realized gain:
Class I Shares	(404,249)	(2,999,383)	(3,422,327)	(14,667,893)
Class R Shares	(123,205)	(549,177)	(1,267,111)	(3,067,910)
Class S Shares(a)	(165)	—	(476)	—

	(527,619)	(3,548,560)	(4,689,914)	(17,735,803)

Total distributions to shareholders	(4,511,530)	(7,938,628)	(16,260,547)	(32,289,278)

Capital share transactions (Note 3):
Class I Shares	(23,375,530)	47,670,600	(75,323,559)	69,950,577
Class R Shares	8,530,969	9,182,749	24,233,754	40,744,013
Class S Shares(a)	41,438	—	80,919	—

Net increase (decrease) in net assets resulting from capital share transactions	(14,803,123)	56,853,349	(51,008,886)	110,694,590

Increase (decrease) in net assets	(41,325,664)	54,129,462	(142,190,850)	96,153,093

NET ASSETS:
Beginning of year	159,107,318	104,977,856	481,999,569	385,846,476

End of year	$117,781,654	$159,107,318	$339,808,719	$481,999,569

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$72,601	$(587,980)	$157,013	$(1,384,692)

(a)	For the period from May 30, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

13

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Portfolio		LifePath 2030 Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$21,205,355	$21,566,906	$13,402,881	$12,591,090
Net realized gain (loss)	(48,745,627)	28,504,691	(47,541,666)	22,193,230
Net change in unrealized appreciation (depreciation)	(189,360,737)	(24,831,070)	(169,034,539)	(22,405,405)

Net increase (decrease) in net assets resulting from operations	(216,901,009)	25,240,527	(203,173,324)	12,378,915

Distributions to shareholders:
From net investment income:
Class I Shares	(11,474,253)	(18,175,660)	(7,165,522)	(11,107,717)
Class R Shares	(4,166,884)	(3,866,745)	(2,591,243)	(2,314,007)
Class S Shares(a)	(2,474)	—	(965)	—

	(15,643,611)	(22,042,405)	(9,757,730)	(13,421,724)

From net realized gain:
Class I Shares	(4,015,828)	(29,282,358)	(2,175,943)	(27,050,578)
Class R Shares	(1,742,585)	(6,834,109)	(945,972)	(6,389,077)
Class S Shares(a)	(1,023)	—	(312)	—

	(5,759,436)	(36,116,467)	(3,122,227)	(33,439,655)

Total distributions to shareholders	(21,403,047)	(58,158,872)	(12,879,957)	(46,861,379)

Capital share transactions (Note 3):
Class I Shares	(176,157,502)	208,970,610	(92,707,954)	183,031,183
Class R Shares	64,287,749	69,209,689	56,937,376	65,030,427
Class S Shares(a)	437,361	—	113,880	—

Net increase (decrease) in net assets resulting from capital share transactions	(111,432,392)	278,180,299	(35,656,698)	248,061,610

Increase (decrease) in net assets	(349,736,448)	245,261,954	(251,709,979)	213,579,146

NET ASSETS:
Beginning of year	962,259,095	716,997,141	700,032,267	486,453,121

End of year	$612,522,647	$962,259,095	$448,322,288	$700,032,267

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$4,058,134	$(1,503,592)	$3,231,268	$(413,883)

(a)	For the period from May 30, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Portfolio			LifePath 2050 Portfolio
	For the year ended December 31, 2008		For the year ended December 31, 2007	For the period June 30, 2008(a) to December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,524,627		$7,300,830	$2,267
Net realized gain (loss)	(43,469,884)		17,600,925	704
Net change in unrealized appreciation (depreciation)	(144,081,280)		(19,104,691)	(74,839)

Net increase (decrease) in net assets resulting from operations	(179,026,537)		5,797,064	(71,868)

Distributions to shareholders:
From net investment income:
Class I Shares	(4,664,390)		(6,193,757)	(1,924)
Class R Shares	(1,668,748)		(1,521,873)	(154)
Class S Shares	(130	)(b)	—	(114)

	(6,333,268)		(7,715,630)	(2,192)

From net realized gain:
Class I Shares	(1,286,530)		(12,381,050)	(70)
Class R Shares	(570,781)		(3,585,960)	(5)
Class S Shares	(38	)(b)	—	(4)

	(1,857,349)		(15,967,010)	(79)

Return of capital:
Class I Shares	—		—	(614)
Class R Shares	—		—	(49)
Class S Shares	—		—	(37)

	—		—	(700)

Total distributions to shareholders	(8,190,617)		(23,682,640)	(2,971)

Capital share transactions (Note 3):
Class I Shares	906,713		117,968,854	499,975
Class R Shares	37,752,508		49,916,101	50,208
Class S Shares	10,048	(b)	—	26,552

Net increase in net assets resulting from capital share transactions	38,669,269		167,884,955	576,735

Increase (decrease) in net assets	(148,547,885)		149,999,379	501,896

NET ASSETS:
Beginning of period	493,918,913		343,919,534	—

End of period	$345,371,028		$493,918,913	$501,896

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,139,318		$(52,025)	$75

(a)	Commencement of operations.
(b)	For the period from May 30, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

15

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	LifePath Retirement Portfolio – Class I Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$11.46	$11.59	$11.22	$11.18	$11.03

Income from investment operations:
Net investment income	0.37	0.39	0.39	0.30	0.20
Net realized and unrealized gain (loss)	(2.06)	0.12	0.58	0.17	0.49

Total from investment operations	(1.69)	0.51	0.97	0.47	0.69

Less distributions from:
Net investment income	(0.31)	(0.37)	(0.39)	(0.33)	(0.24)
Net realized gain	(0.04)	(0.27)	(0.21)	(0.10)	(0.30)

Total distributions	(0.35)	(0.64)	(0.60)	(0.43)	(0.54)

Net asset value, end of year	$9.42	$11.46	$11.59	$11.22	$11.18

Total return	(15.04)%	4.50%	8.80%	4.32%	6.35%

Ratios/Supplemental data:
Net assets, end of year (000s)	$92,717	$136,923	$91,518	$99,349	$90,871
Ratio of expenses to average net assets(a)	0.76%	0.77%	0.78%	0.81%	0.82%
Ratio of expenses to average net assets prior to expense reductions	1.11%	1.12%	1.13%	1.15%	1.10%
Ratio of net investment income to average net assets(a)	3.29%	3.43%	3.28%	2.72%	1.92%
Portfolio turnover rate(b)	11%	6%	10%	11%	138%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

16

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath Retirement Portfolio – Class R Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$10.70	$10.87	$10.56	$10.55	$10.44

Income from investment operations:
Net investment income	0.32	0.36	0.35	0.28	0.18
Net realized and unrealized gain (loss)	(1.92)	0.09	0.53	0.14	0.45

Total from investment operations	(1.60)	0.45	0.88	0.42	0.63

Less distributions from:
Net investment income	(0.29)	(0.35)	(0.36)	(0.31)	(0.22)
Net realized gain	(0.04)	(0.27)	(0.21)	(0.10)	(0.30)

Total distributions	(0.33)	(0.62)	(0.57)	(0.41)	(0.52)

Net asset value, end of year	$8.77	$10.70	$10.87	$10.56	$10.55

Total return	(15.24)%	4.17%	8.52%	4.05%	6.07%

Ratios/Supplemental data:
Net assets, end of year (000s)	$25,030	$22,185	$13,460	$9,567	$6,064
Ratio of expenses to average net assets(a)	1.01%	1.02%	1.03%	1.06%	1.07%
Ratio of expenses to average net assets prior to expense reductions	1.36%	1.37%	1.38%	1.40%	1.35%
Ratio of net investment income to average net assets(a)	3.11%	3.06%	3.18%	2.51%	1.69%
Portfolio turnover rate(b)	11%	6%	10%	11%	138%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

17

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	LifePath Retirement Portfolio – Class S Shares
	Period from May 30, 2008(a) to Dec. 31, 2008
Net asset value, beginning of period	$11.46

Income from investment operations:
Net investment income	0.25
Net realized and unrealized loss	(1.97)

Total from investment operations	(1.72)

Less distributions from:
Net investment income	(0.26)
Net realized gain	(0.04)

Total distributions	(0.30)

Net asset value, end of period	$9.44

Total return	(15.53	)%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$35
Ratio of expenses to average net assets(c)(d)	0.44%
Ratio of expenses to average net assets prior to expense reductions(d)	0.79%
Ratio of net investment income to average net assets(c)(d)	4.08%
Portfolio turnover rate(e)	11%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

18

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2010 Portfolio – Class I Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$13.19	$13.52	$12.92	$12.74	$12.30

Income from investment operations:
Net investment income	0.40	0.43	0.41	0.31	0.20
Net realized and unrealized gain (loss)	(2.60)	0.14	0.90	0.34	0.69

Total from investment operations	(2.20)	0.57	1.31	0.65	0.89

Less distributions from:
Net investment income	(0.35)	(0.42)	(0.42)	(0.34)	(0.24)
Net realized gain	(0.15)	(0.48)	(0.29)	(0.13)	(0.21)

Total distributions	(0.50)	(0.90)	(0.71)	(0.47)	(0.45)

Net asset value, end of year	$10.49	$13.19	$13.52	$12.92	$12.74

Total return	(17.00)%	4.18%	10.15%	5.20%	7.38%

Ratios/Supplemental data:
Net assets, end of year (000s)	$248,679	$391,606	$333,298	$350,226	$296,439
Ratio of expenses to average net assets(a)	0.76%	0.76%	0.77%	0.80%	0.81%
Ratio of expenses to average net assets prior to expense reductions	1.10%	1.10%	1.11%	1.14%	1.09%
Ratio of net investment income to average net assets(a)	3.15%	3.14%	2.96%	2.45%	1.78%
Portfolio turnover rate(b)	12%	7%	12%	12%	130%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

19

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2010 Portfolio – Class R Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$12.97	$13.31	$12.74	$12.57	$12.13

Income from investment operations:
Net investment income	0.35	0.39	0.38	0.29	0.18
Net realized and unrealized gain (loss)	(2.54)	0.14	0.86	0.32	0.68

Total from investment operations	(2.19)	0.53	1.24	0.61	0.86

Less distributions from:
Net investment income	(0.32)	(0.39)	(0.38)	(0.31)	(0.21)
Net realized gain	(0.15)	(0.48)	(0.29)	(0.13)	(0.21)

Total distributions	(0.47)	(0.87)	(0.67)	(0.44)	(0.42)

Net asset value, end of year	$10.31	$12.97	$13.31	$12.74	$12.57

Total return	(17.23)%	3.92%	9.89%	4.94%	7.23%

Ratios/Supplemental data:
Net assets, end of year (000s)	$91,056	$90,393	$52,548	$31,306	$16,957
Ratio of expenses to average net assets(a)	1.01%	1.01%	1.02%	1.05%	1.06%
Ratio of expenses to average net assets prior to expense reductions	1.35%	1.35%	1.36%	1.39%	1.34%
Ratio of net investment income to average net assets(a)	2.98%	2.88%	2.87%	2.23%	1.56%
Portfolio turnover rate(b)	12%	7%	12%	12%	130%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

20

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	LifePath 2010 Portfolio – Class S Shares
	Period from May 30, 2008(a) to Dec. 31, 2008
Net asset value, beginning of period	$13.17

Income from investment operations:
Net investment income	0.28
Net realized and unrealized loss	(2.49)

Total from investment operations	(2.21)

Less distributions from:
Net investment income	(0.31)
Net realized gain	(0.15)

Total distributions	(0.46)

Net asset value, end of period	$10.50

Total return	(17.29	)%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$73
Ratio of expenses to average net assets(c)(d)	0.43%
Ratio of expenses to average net assets prior to expense reductions(d)	0.77%
Ratio of net investment income to average net assets(c)(d)	4.11%
Portfolio turnover rate(e)	12%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

21

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2020 Portfolio – Class I Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$16.98	$17.48	$15.85	$15.19	$14.13

Income from investment operations:
Net investment income	0.44	0.45	0.40	0.30	0.21
Net realized and unrealized gain (loss)	(4.67)	0.14	1.64	0.68	1.09

Total from investment operations	(4.23)	0.59	2.04	0.98	1.30

Less distributions from:
Net investment income	(0.31)	(0.44)	(0.41)	(0.32)	(0.24)
Net realized gain	(0.12)	(0.65)	—	—	—

Total distributions	(0.43)	(1.09)	(0.41)	(0.32)	(0.24)

Net asset value, end of year	$12.32	$16.98	$17.48	$15.85	$15.19

Total return	(25.42)%	3.34%	13.01%	6.54%	9.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$432,717	$781,519	$598,633	$578,497	$446,486
Ratio of expenses to average net assets(a)	0.73%	0.74%	0.75%	0.78%	0.79%
Ratio of expenses to average net assets prior to expense reductions	1.07%	1.08%	1.08%	1.12%	1.07%
Ratio of net investment income to average net assets(a)	2.65%	2.52%	2.37%	2.01%	1.49%
Portfolio turnover rate(b)	13%	7%	16%	17%	140%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

22

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2020 Portfolio – Class R Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$16.24	$16.77	$15.22	$14.60	$13.59

Income from investment operations:
Net investment income	0.37	0.38	0.37	0.27	0.19
Net realized and unrealized gain (loss)	(4.45)	0.13	1.56	0.64	1.03

Total from investment operations	(4.08)	0.51	1.93	0.91	1.22

Less distributions from:
Net investment income	(0.29)	(0.39)	(0.38)	(0.29)	(0.21)
Net realized gain	(0.12)	(0.65)	—	—	—

Total distributions	(0.41)	(1.04)	(0.38)	(0.29)	(0.21)

Net asset value, end of year	$11.75	$16.24	$16.77	$15.22	$14.60

Total return	(25.57)%	3.06%	12.77%	6.28%	9.01%

Ratios/Supplemental data:
Net assets, end of year (000s)	$179,389	$180,740	$118,364	$57,525	$28,692
Ratio of expenses to average net assets(a)	0.98%	0.99%	1.00%	1.03%	1.04%
Ratio of expenses to average net assets prior to expense reductions	1.32%	1.33%	1.33%	1.37%	1.32%
Ratio of net investment income to average net assets(a)	2.51%	2.26%	2.31%	1.82%	1.33%
Portfolio turnover rate(b)	13%	7%	16%	17%	140%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

23

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	LifePath 2020 Portfolio – Class S Shares
	Period from May 30, 2008(a) to Dec. 31, 2008
Net asset value, beginning of period	$16.90

Income from investment operations:
Net investment income	0.30
Net realized and unrealized loss	(4.48)

Total from investment operations	(4.18)

Less distributions from:
Net investment income	(0.27)
Net realized gain	(0.12)

Total distributions	(0.39)

Net asset value, end of period	$12.33

Total return	(25.28	)%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$416
Ratio of expenses to average net assets(c)(d)	0.42%
Ratio of expenses to average net assets prior to expense reductions(d)	0.76%
Ratio of net investment income to average net assets(c)(d)	4.27%
Portfolio turnover rate(e)	13%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

24

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2030 Portfolio – Class I Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$16.19	$16.90	$15.39	$14.87	$14.13

Income from investment operations:
Net investment income	0.35	0.34	0.32	0.24	0.19
Net realized and unrealized gain (loss)	(5.29)	0.11	1.99	0.88	1.32

Total from investment operations	(4.94)	0.45	2.31	1.12	1.51

Less distributions from:
Net investment income	(0.25)	(0.35)	(0.36)	(0.26)	(0.19)
Net realized gain	(0.08)	(0.81)	(0.44)	(0.34)	(0.58)

Total distributions	(0.33)	(1.16)	(0.80)	(0.60)	(0.77)

Net asset value, end of year	$10.92	$16.19	$16.90	$15.39	$14.87

Total return	(31.03)%	2.64%	15.12%	7.63%	10.78%

Ratios/Supplemental data:
Net assets, end of year (000s)	$315,028	$564,348	$408,564	$352,800	$265,166
Ratio of expenses to average net assets(a)	0.72%	0.73%	0.74%	0.76%	0.78%
Ratio of expenses to average net assets prior to expense reductions	1.06%	1.07%	1.08%	1.10%	1.06%
Ratio of net investment income to average net assets(a)	2.29%	2.10%	1.95%	1.69%	1.37%
Portfolio turnover rate(b)	13%	7%	22%	24%	138%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

25

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2030 Portfolio – Class R Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$15.90	$16.62	$15.15	$14.65	$13.94

Income from investment operations:
Net investment income	0.29	0.31	0.28	0.22	0.15
Net realized and unrealized gain (loss)	(5.17)	0.09	1.95	0.85	1.30

Total from investment operations	(4.88)	0.40	2.23	1.07	1.45

Less distributions from:
Net investment income	(0.23)	(0.31)	(0.32)	(0.23)	(0.16)
Net realized gain	(0.08)	(0.81)	(0.44)	(0.34)	(0.58)

Total distributions	(0.31)	(1.12)	(0.76)	(0.57)	(0.74)

Net asset value, end of year	$10.71	$15.90	$16.62	$15.15	$14.65

Total return	(31.19)%	2.38%	14.83%	7.37%	10.51%

Ratios/Supplemental data:
Net assets, end of year (000s)	$133,199	$135,684	$77,890	$39,134	$19,163
Ratio of expenses to average net assets(a)	0.97%	0.98%	0.99%	1.01%	1.04%
Ratio of expenses to average net assets prior to expense reductions	1.31%	1.32%	1.33%	1.35%	1.32%
Ratio of net investment income to average net assets(a)	2.13%	1.85%	1.84%	1.52%	1.24%
Portfolio turnover rate(b)	13%	7%	22%	24%	138%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

26

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	LifePath 2030 Portfolio – Class S Shares
	Period from May 30, 2008(a) to Dec. 31, 2008
Net asset value, beginning of period	$16.07

Income from investment operations:
Net investment income	0.25
Net realized and unrealized loss	(5.09)

Total from investment operations	(4.84)

Less distributions from:
Net investment income	(0.23)
Net realized gain	(0.08)

Total distributions	(0.31)

Net asset value, end of period	$10.92

Total return	(30.65	)%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$95
Ratio of expenses to average net assets(c)(d)	0.39%
Ratio of expenses to average net assets prior to expense reductions(d)	0.73%
Ratio of net investment income to average net assets(c)(d)	3.44%
Portfolio turnover rate(e)	13%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

27

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2040 Portfolio – Class I Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$20.32	$20.90	$18.18	$17.03	$15.47

Income from investment operations:
Net investment income	0.35	0.34	0.31	0.21	0.21
Net realized and unrealized gain (loss)	(7.45)	0.08	2.76	1.18	1.55

Total from investment operations	(7.10)	0.42	3.07	1.39	1.76

Less distributions from:
Net investment income	(0.26)	(0.35)	(0.35)	(0.24)	(0.20)
Net realized gain	(0.08)	(0.65)	—	—	—

Total distributions	(0.34)	(1.00)	(0.35)	(0.24)	(0.20)

Net asset value, end of year	$12.88	$20.32	$20.90	$18.18	$17.03

Total return	(35.40)%	2.03%	16.97%	8.24%	11.43%

Ratios/Supplemental data:
Net assets, end of year (000s)	$248,491	$383,391	$278,716	$221,359	$125,063
Ratio of expenses to average net assets(a)	0.69%	0.72%	0.73%	0.76%	0.78%
Ratio of expenses to average net assets prior to expense reductions	1.04%	1.06%	1.07%	1.09%	1.06%
Ratio of net investment income to average net assets(a)	2.02%	1.71%	1.62%	1.45%	1.15%
Portfolio turnover rate(b)	14%	8%	29%	38%	147%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

28

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2040 Portfolio – Class R Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$19.46	$20.06	$17.47	$16.37	$14.89

Income from investment operations:
Net investment income	0.29	0.30	0.25	0.19	0.16
Net realized and unrealized gain (loss)	(7.13)	0.06	2.64	1.11	1.48

Total from investment operations	(6.84)	0.36	2.89	1.30	1.64

Less distributions from:
Net investment income	(0.22)	(0.31)	(0.30)	(0.20)	(0.16)
Net realized gain	(0.08)	(0.65)	—	—	—

Total distributions	(0.30)	(0.96)	(0.30)	(0.20)	(0.16)

Net asset value, end of year	$12.32	$19.46	$20.06	$17.47	$16.37

Total return	(35.56)%	1.78%	16.64%	8.01%	11.08%

Ratios/Supplemental data:
Net assets, end of year (000s)	$96,873	$110,528	$65,203	$34,710	$23,126
Ratio of expenses to average net assets(a)	0.94%	0.97%	0.98%	1.01%	1.03%
Ratio of expenses to average net assets prior to expense reductions	1.29%	1.31%	1.32%	1.34%	1.31%
Ratio of net investment income to average net assets(a)	1.80%	1.49%	1.46%	1.20%	1.06%
Portfolio turnover rate(b)	14%	8%	29%	38%	147%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

29

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	LifePath 2040 Portfolio – Class S Shares
	Period from May 30, 2008(a) to Dec. 31, 2008
Net asset value, beginning of period	$20.11

Income from investment operations:
Net investment income	0.31
Net realized and unrealized loss	(7.21)

Total from investment operations	(6.90)

Less distributions from:
Net investment income	(0.26)
Net realized gain	(0.08)

Total distributions	(0.34)

Net asset value, end of period	$12.87

Total return	(34.75	)%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$6
Ratio of expenses to average net assets(c)(d)	0.36%
Ratio of expenses to average net assets prior to expense reductions(d)	0.69%
Ratio of net investment income to average net assets(c)(d)	3.31%
Portfolio turnover rate(e)	14%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

30

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	LifePath 2050 Portfolio – Class I Shares
	Period from Jun. 30, 2008(a) to Dec. 31, 2008
Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income	0.10
Net realized and unrealized loss	(6.52)

Total from investment operations	(6.42)

Less distributions from:
Net investment income	(0.09)
Net realized gain	(0.00	)(b)
Return of capital	(0.03)

Total distributions	(0.12)

Net asset value, end of period	$13.46

Total return	(32.18	)%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$444
Ratio of expenses to average net assets(d)(e)	0.68%
Ratio of expenses to average net assets prior to expense reductions(e)	12.80%
Ratio of net investment income to average net assets(d)(e)	2.14%
Portfolio turnover rate(f)	0	%(g)

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Annualized for periods of less than one year.
(f)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(g)	Rounds to less than 1%.

The accompanying notes are an integral part of these financial statements.

31

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	LifePath 2050 Portfolio – Class R Shares
	Period from Jun. 30, 2008(a) to Dec. 31, 2008
Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income	0.14
Net realized and unrealized loss	(6.59)

Total from investment operations	(6.45)

Less distributions from:
Net investment income	(0.06)
Net realized gain	(0.00	)(b)
Return of capital	(0.02)

Total distributions	(0.08)

Net asset value, end of period	$13.47

Total return	(32.28	)%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$34
Ratio of expenses to average net assets(d)(e)	0.91%
Ratio of expenses to average net assets prior to expense reductions(e)	13.04%
Ratio of net investment income to average net assets(d)(e)	1.68%
Portfolio turnover rate(f)	0	%(g)

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Annualized for periods of less than one year.
(f)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(g)	Rounds to less than 1%.

The accompanying notes are an integral part of these financial statements.

32

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	LifePath 2050 Portfolio – Class S Shares
	Period from Jun. 30, 2008(a) to Dec. 31, 2008
Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income	0.17
Net realized and unrealized loss	(6.57)

Total from investment operations	(6.40)

Less distributions from:
Net investment income	(0.11)
Net realized gain	(0.00	)(b)
Return of capital	(0.03)

Total distributions	(0.14)

Net asset value, end of period	$13.46

Total return	(32.10	)%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$24
Ratio of expenses to average net assets(d)(e)	0.29%
Ratio of expenses to average net assets prior to expense reductions(e)	12.41%
Ratio of net investment income to average net assets(d)(e)	3.94%
Portfolio turnover rate(f)	0	%(g)

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Annualized for periods of less than one year.
(f)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(g)	Rounds to less than 1%.

The accompanying notes are an integral part of these financial statements.

33

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Portfolios (each, a “LifePath Portfolio,” collectively, the “LifePath Portfolios”). The LifePath 2050 Portfolio commenced operations on June 30, 2008.

The LifePath Portfolios offer three classes of shares: Class I, Class R and Class S. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees. The Class S shares commenced operations on May 30, 2008.

Pursuant to the Trust’s organizational documents, the LifePath Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the LifePath Portfolios. Additionally, in the normal course of business, the LifePath Portfolios enter into contracts with service providers that contain general indemnification clauses. The LifePath Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the LifePath Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Effective January 1, 2008, the LifePath Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the LifePath Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Each LifePath Portfolio invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (46.44%, 47.97%, 49.23%, 47.43%, 48.16% and 7.41% for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Portfolios, respectively, as of December 31, 2008).

The determination of what constitutes an “observable” input may require significant judgment by the LifePath Portfolios. As of December 31, 2008, each LifePath Portfolio’s investment in its corresponding Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing

34

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

transparency of the investment and does not necessarily correspond to the LifePath Portfolios’ perceived risk of an investment in their corresponding Master Portfolio, nor the levels of the investments held within the Master Portfolios.

The LifePath Portfolios believe more relevant disclosure regarding fair value measurements relate to the investment portfolios of the Master Portfolios, which can be found in Note 1 of MIP’s Notes to Financial Statements and are included elsewhere in this report.

The performance of each LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding LifePath Portfolio’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each LifePath Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each LifePath Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each LifePath Portfolio based on relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the LifePath Portfolios.

As of December 31, 2008, the tax year-end of the LifePath Portfolios, the components of net accumulated losses on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
LifePath Retirement	$467,967	$(15,977,165)	$(4,323,453)	$(19,832,651)
LifePath 2010	1,010,189	(50,556,487)	(10,049,108)	(59,595,406)
LifePath 2020	4,904,531	(114,662,460)	(24,010,254)	(133,768,183)
LifePath 2030	3,342,438	(153,489,239)	(21,021,224)	(171,168,025)
LifePath 2040	2,073,643	(107,150,881)	(23,583,301)	(128,660,539)
LifePath 2050	—	(69,119)	(5,020)	(74,139)

The tax character of distributions paid for the years ended December 31, 2008 and December 31, 2007 were as follows:

Portfolio	2008	2007
LifePath Retirement

Distributions paid from:
Ordinary income	$4,126,640	$4,463,310
Long-term capital gain	384,890	3,475,318

Total Distributions	$4,511,530	$7,938,628

LifePath 2010

Distributions paid from:
Ordinary income	$12,099,538	$15,458,289
Long-term capital gain	4,161,009	16,830,989

Total Distributions	$16,260,547	$32,289,278

35

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Portfolio	2008	2007
LifePath 2020

Distributions paid from:
Ordinary income	$15,753,674	$23,564,609
Long-term capital gain	5,649,373	34,594,263

Total Distributions	$21,403,047	$58,158,872

LifePath 2030

Distributions paid from:
Ordinary income	$9,757,730	$14,697,587
Long-term capital gain	3,122,227	32,163,792

Total Distributions	$12,879,957	$46,861,379

LifePath 2040

Distributions paid from:
Ordinary income	$6,333,268	$7,208,484
Long-term capital gain	1,857,349	16,474,156

Total Distributions	$8,190,617	$23,682,640

LifePath 2050(a)

Distributions paid from:
Ordinary income	$2,192	$—
Long-term capital gain	79	—
Return of capital	700	—

Total Distributions	$2,971	$—

(a)	For the period from June 30, 2008 (commencement of operations) to December 31, 2008.

FEDERAL INCOME TAXES

Each LifePath Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each LifePath Portfolio to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2008.

The LifePath Portfolios had tax basis net capital loss carryforwards as of December 31, 2008, the tax year-end of the LifePath Portfolios, as follows:

Portfolio	Expiring 2016
LifePath Retirement	$880,743
LifePath 2010	19
LifePath 2020	6,148,057
LifePath 2030	13,708,408
LifePath 2040	11,136,351

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

36

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

From November 1, 2008 to December 31, 2008, the LifePath Portfolios incurred net realized capital losses. As permitted by tax regulations, these LifePath Portfolios have elected to defer those losses and treat them as arising in the year ending December 31, 2009, as follows:

Portfolio	Deferred Net Realized Capital Losses
LifePath Retirement	$3,442,710
LifePath 2010	10,049,089
LifePath 2020	17,862,197
LifePath 2030	7,312,816
LifePath 2040	12,446,950
LifePath 2050	5,020

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, as applicable, and has determined that no provision for income tax is required in the LifePath Portfolios’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the LifePath Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the LifePath Portfolios. State Street is entitled to receive fees for its transfer agent and dividend-disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the LifePath Portfolios.

SEI Investments Distribution Company (“SEI”) is the LifePath Portfolios’ distributor. The LifePath Portfolios have adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which authorizes Class R of the LifePath Portfolios to pay expenses relating to the distribution of its shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.25% of the average daily net assets of each LifePath Portfolio’s Class R. Class I and Class S shareholders do not pay any fees for distribution services. Class R of the LifePath Portfolios paid distribution fees for the year ended December 31, 2008 as follows:

Portfolio	Distribution Fees
LifePath Retirement – Class R	$69,522
LifePath 2010 – Class R	253,528
LifePath 2020 – Class R	511,311
LifePath 2030 – Class R	387,272
LifePath 2040 – Class R	294,689
LifePath 2050 – Class R	52

The Trust has entered into an administration services arrangement with BGI which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the LifePath Portfolios’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the LifePath Portfolios for which BGI receives a fee paid by each LifePath Portfolio. BGI, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, brokerage and other expenses related to the executions of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the LifePath Portfolios. BGI is entitled to receive for these administration services an annual fee of 0.50% of the average daily net assets of each LifePath Portfolio’s Class I and Class R. BGI is entitled to receive for these administration services an annual fee of 0.15% of the average daily net assets of each LifePath Portfolio’s Class S.

The fees and expenses of the LifePath Portfolios’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the LifePath Portfolios. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the LifePath Portfolios in an amount equal to the independent expenses.

37

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended December 31, 2008, BGI waived and/or credited administration fees as follows:

Portfolio	Administration Fees Waived/Credited
LifePath Retirement	$13,030
LifePath 2010	16,279
LifePath 2020	21,114
LifePath 2030	18,530
LifePath 2040	16,496
LifePath 2050	11,282

BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the LifePath Portfolios were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007
Portfolio	Shares	Amount	Shares	Amount
LifePath Retirement
Class I Shares:
Shares sold	5,286,016	$56,734,927	8,021,227	$94,290,518
Shares issued in reinvestment of dividends and distributions	310,022	3,296,112	537,471	6,235,052
Shares redeemed	(7,704,499)	(83,406,569)	(4,501,154)	(52,854,970)

Net increase (decrease)	(2,108,461)	$(23,375,530)	4,057,544	$47,670,600

Class R Shares:
Shares sold	1,946,364	$19,887,871	1,785,390	$19,652,689
Shares issued in reinvestment of dividends and distributions	92,299	912,975	110,220	1,196,585
Shares redeemed	(1,258,139)	(12,269,877)	(1,060,941)	(11,666,525)

Net increase	780,524	$8,530,969	834,669	$9,182,749

Class S Shares(a):
Shares sold	6,930	$72,157	—	$—
Shares issued in reinvestment of dividends and distributions	85	894	—	—
Shares redeemed	(3,356)	(31,613)	—	—

Net increase	3,659	$41,438	—	$—

LifePath 2010
Class I Shares:
Shares sold	9,902,433	$121,551,808	14,784,157	$202,612,464
Shares issued in reinvestment of dividends and distributions	968,696	11,529,907	1,919,892	25,802,339
Shares redeemed	(16,866,230)	(208,405,274)	(11,659,524)	(158,464,226)

Net increase (decrease)	(5,995,101)	$(75,323,559)	5,044,525	$69,950,577

Class R Shares:
Shares sold	4,041,211	$49,604,311	3,802,447	$51,389,842
Shares issued in reinvestment of dividends and distributions	337,335	3,935,324	400,906	5,294,584
Shares redeemed	(2,515,437)	(29,305,881)	(1,180,138)	(15,940,413)

Net increase	1,863,109	$24,233,754	3,023,215	$40,744,013

38

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	Year Ended December 31, 2008		Year Ended December 31, 2007
Portfolio	Shares	Amount	Shares	Amount
Class S Shares(a):
Shares sold	8,124	$92,408	—	$—
Shares issued in reinvestment of dividends and distributions	114	1,273	—	—
Shares redeemed	(1,266)	(12,762)	—	—

Net increase	6,972	$80,919	—	$—

LifePath 2020
Class I Shares:
Shares sold	12,042,398	$182,884,023	19,736,615	$351,697,047
Shares issued in reinvestment of dividends and distributions	964,343	15,007,323	2,675,930	46,295,187
Shares redeemed	(23,909,297)	(374,048,848)	(10,623,030)	(189,021,624)

Net increase (decrease)	(10,902,556)	$(176,157,502)	11,789,515	$208,970,610

Class R Shares:
Shares sold	7,670,966	$114,244,824	5,398,458	$92,421,280
Shares issued in reinvestment of dividends and distributions	392,633	5,822,853	643,941	10,654,570
Shares redeemed	(3,932,191)	(55,779,928)	(1,970,231)	(33,866,161)

Net increase	4,131,408	$64,287,749	4,072,168	$69,209,689

Class S Shares(a):
Shares sold	33,514	$434,038	—	$—
Shares issued in reinvestment of dividends and distributions	217	3,323	—	—

Net increase	33,731	$437,361	—	$—

LifePath 2030
Class I Shares:
Shares sold	10,962,421	$154,334,357	16,141,246	$277,201,934
Shares issued in reinvestment of dividends and distributions	614,461	8,966,919	2,222,876	36,941,225
Shares redeemed	(17,585,876)	(256,009,230)	(7,682,009)	(131,111,976)

Net increase (decrease)	(6,008,994)	$(92,707,954)	10,682,113	$183,031,183

Class R Shares:
Shares sold	5,614,466	$79,968,860	4,242,406	$72,106,135
Shares issued in reinvestment of dividends and distributions	244,409	3,497,419	529,695	8,643,961
Shares redeemed	(1,957,789)	(26,528,903)	(924,466)	(15,719,669)

Net increase	3,901,086	$56,937,376	3,847,635	$65,030,427

Class S Shares(a):
Shares sold	8,663	$112,749	—	$—
Shares issued in reinvestment of dividends and distributions	80	1,131	—	—

Net increase	8,743	$113,880	—	$—

LifePath 2040
Class I Shares:
Shares sold	8,897,629	$151,520,998	10,044,218	$215,487,174
Shares issued in reinvestment of dividends and distributions	321,902	5,700,878	874,176	17,939,975
Shares redeemed	(8,792,640)	(156,315,163)	(5,386,339)	(115,458,295)

Net increase	426,891	$906,713	5,532,055	$117,968,854

Class R Shares:
Shares sold	3,469,177	$58,789,781	2,850,314	$58,864,421
Shares issued in reinvestment of dividends and distributions	129,985	2,226,207	259,109	5,083,360
Shares redeemed	(1,418,049)	(23,263,480)	(679,819)	(14,031,680)

Net increase	2,181,113	$37,752,508	2,429,604	$49,916,101

39

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	Year Ended December 31, 2008		Year Ended December 31, 2007
Portfolio	Shares	Amount	Shares	Amount
Class S Shares(a):
Shares sold	497	$10,000	—	$—
Shares issued in reinvestment of dividends and distributions	3	48	—	—

Net increase	500	$10,048	—	$—

LifePath 2050(b)
Class I Shares:
Shares sold	32,806	$497,366	—	$—
Shares issued in reinvestment of dividends and distributions	185	2,609	—	—

Net increase	32,991	$499,975	—	$—

Class R Shares:
Shares sold	2,500	$50,000	—	$—
Shares issued in reinvestment of dividends and distributions	14	208	—	—

Net increase	2,514	$50,208	—	$—

Class S Shares:
Shares sold	1,776	$26,400	—	$—
Shares issued in reinvestment of dividends and distributions	11	152	—	—

Net increase	1,787	$26,552	—	$—

(a)	For the period from May 30, 2008 (commencement of operations) to December 31, 2008.
(b)	For the period from June 30, 2008 (commencement of operations) to December 31, 2008.

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the LifePath Retirement Portfolio, LifePath 2010 Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio and LifePath 2050 Portfolio, each a series of Barclays Global Investors Funds (the “Portfolios”), at December 31, 2008, the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

41

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the LifePath Portfolios designate the following amounts as long-term capital gains distributions for the tax year ended December 31, 2008:

Portfolio	Long-Term Capital Gains Distributions
LifePath Retirement	$384,890
LifePath 2010	4,161,009
LifePath 2020	5,649,373
LifePath 2030	3,122,227
LifePath 2040	1,857,349
LifePath 2050	79

For corporate shareholders, the following percentages of the income dividends paid by the LifePath Portfolios during the tax year ended December 31, 2008 qualified for the dividends-received deduction:

Portfolio	Dividends- Received Deduction
LifePath Retirement	14.19%
LifePath 2010	16.14
LifePath 2020	35.87
LifePath 2030	53.10
LifePath 2040	69.72
LifePath 2050	48.49

Under Section 854(b)(2) of the Code, the LifePath Portfolios hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the tax year ended December 31, 2008:

Portfolio	Qualified Dividend Income
LifePath Retirement	$808,255
LifePath 2010	2,626,456
LifePath 2020	8,787,077
LifePath 2030	7,565,028
LifePath 2040	6,333,268
LifePath 2050	2,465

Pursuant to Section 871(k)(1)(C) of the Code, the LifePath Portfolios hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2008:

Portfolio	Interest- Related Dividends
LifePath Retirement	$2,902,748
LifePath 2010	7,861,610
LifePath 2020	9,541,124
LifePath 2030	4,463,978
LifePath 2040	1,476,584
LifePath 2050	221

42

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited) (Continued)

Under Section 871(k) (2) (C) of the Code, the LifePath Portfolios hereby designate the following amounts as short-term capital gains distributions for the tax year ended December 31, 2008:

Portfolio	Short-Term Capital Gains Distributions
LifePath Retirement	$142,729
LifePath 2010	528,909
LifePath 2020	110,063

In January 2009, shareholders should have received Form 1099-DIV which includes their share of qualified dividend income distributed during the calendar year of 2008. Shareholders are advised to check with their tax advisers for information on the treatment of those amounts on their income tax returns.

43

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the LifePath Portfolios. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 203 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 26 portfolios within the fund complex. The address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the LifePath Portfolios’Trustees and Officers may be found in the LifePath Portfolios’combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 47	Trustee (since 2001) and Chairperson of the Board (since 2007).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 48	Trustee and President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of MIP; Trustee (since 2007), University of California Berkeley Foundation.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 64	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Immediate Past Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

44

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

A. John Gambs, 63	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 67	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 53	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 52	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Advisory Board Member (2006-2008) of Healthy Handfuls (natural food company); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (2001-2008) of Maier Siebel Baber; Director (since 2008) of RPF Fund II, RPF Fund IV and RPF Fund V.

Leo Soong, 62	Trustee (since 2000) and Lead Independent Trustee (since 2006).	Senior Advisor (since 1997) and Managing Director (1989-2008) of CG Roxane LLC (water company); Senior Advisor (since 1997) of Crystal Geyser Water Co. (water company); President (2002-2008) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

45

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 38	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI.	None.

Alan Mason, 48	Vice President (since 2007).	Global Head (since 2008) of Portfolio Management, Client Solutions; Head (2006-2008) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

46

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

MASTER PORTFOLIOS – 69.28%
Active Stock Master Portfolio(a)		$44,345,603
CoreAlpha Bond Master Portfolio(a)		131,338,542

TOTAL MASTER PORTFOLIOS		175,684,145

EXCHANGE-TRADED FUNDS – 29.37%
iShares Barclays TIPS Bond Fund(a)(b)	229,459	22,771,511
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	41,373	1,827,859
iShares FTSE EPRA/NAREIT Global
Real Estate ex-U.S. Index Fund(a)(b)	120,225	2,628,119
iShares MSCI Canada Index Fund(a)	108,459	1,890,440
iShares MSCI EAFE Index Fund(a)(b)	444,032	19,923,716
iShares MSCI EAFE Small Cap Index Fund(a)	90,512	2,327,064
iShares MSCI Emerging Markets Index Fund(a)	209,925	5,241,827
iShares S&P MidCap 400 Index Fund(a)(b)	223,970	11,973,436
iShares S&P SmallCap 600 Index Fund(a)(b)	133,986	5,895,384

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $91,694,032)		74,479,356

SHORT-TERM INVESTMENTS – 10.18%

MONEY MARKET FUNDS – 10.18%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares
1.63%(a)(c)(d)	22,901,477	22,901,477
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
1.42%(a)(c)(d)	2,926,634	2,926,634
		25,828,111

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,828,111)		25,828,111

TOTAL INVESTMENTS – 108.83%		275,991,612

Other Assets, Less Liabilities – (8.83)%		(22,387,994)

NET ASSETS – 100.00%		$253,603,618

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

47

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

MASTER PORTFOLIOS – 68.21%
Active Stock Master Portfolio(a)		$138,099,998
CoreAlpha Bond Master Portfolio(a)		345,491,032

TOTAL MASTER PORTFOLIOS		483,591,030

EXCHANGE-TRADED FUNDS – 30.50%
iShares Barclays TIPS Bond Fund(a)	612,526	60,787,080
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	135,676	5,994,166
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)(b)	401,307	8,772,571
iShares MSCI Canada Index Fund(a)	333,537	5,813,550
iShares MSCI EAFE Index Fund(a)(b)	1,363,579	61,183,790
iShares MSCI EAFE Small Cap Index Fund(a)(b)	266,655	6,855,700
iShares MSCI Emerging Markets Index Fund(a)(b)	626,454	15,642,556
iShares S&P MidCap 400 Index Fund(a)(b)	634,413	33,915,719
iShares S&P SmallCap 600 Index Fund(a)(b)	391,168	17,211,392

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $269,798,096)		216,176,524

SHORT-TERM INVESTMENTS – 12.03%

MONEY MARKET FUNDS – 12.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(a)(c)(d)	74,116,613	74,116,613
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(a)(c)(d)	11,175,082	11,175,082
		85,291,695

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,291,695)		85,291,695

TOTAL INVESTMENTS – 110.74%		785,059,249

Other Assets, Less Liabilities – (10.74)%		(76,106,944)

NET ASSETS – 100.00%		$708,952,305

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

48

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

MASTER PORTFOLIOS – 62.15%
Active Stock Master Portfolio(a)		$378,881,715
CoreAlpha Bond Master Portfolio(a)		395,354,428

TOTAL MASTER PORTFOLIOS		774,236,143

EXCHANGE-TRADED FUNDS – 37.08%
iShares Barclays TIPS Bond Fund(a)	650,675	64,572,987
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	467,668	20,661,572
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)(b)	1,436,916	31,410,984
iShares MSCI Canada Index Fund(a)	864,346	15,065,551
iShares MSCI EAFE Index Fund(a)(b)	3,578,197	160,553,699
iShares MSCI EAFE Small Cap Index Fund(a)(b)	699,253	17,977,795
iShares MSCI Emerging Markets Index Fund(a)	1,636,814	40,871,246
iShares S&P MidCap 400 Index Fund(a)(b)	1,417,087	75,757,471
iShares S&P SmallCap 600 Index Fund(a)(b)	795,697	35,010,668

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $608,558,165)		461,881,973

SHORT-TERM INVESTMENTS – 10.21%

MONEY MARKET FUNDS – 10.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(a)(c)(d)	89,849,653	89,849,653
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(a)(c)(d)	37,285,620	37,285,620
		127,135,273

TOTAL SHORT-TERM INVESTMENTS
(Cost: $127,135,273)		127,135,273

TOTAL INVESTMENTS – 109.44%		1,363,253,389

Other Assets, Less Liabilities – (9.44)%		(117,582,577)

NET ASSETS – 100.00%		$1,245,670,812

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

49

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

MASTER PORTFOLIOS – 57.32%
Active Stock Master Portfolio(a)		$364,731,596
CoreAlpha Bond Master Portfolio(a)		181,021,972

TOTAL MASTER PORTFOLIOS		545,753,568

EXCHANGE-TRADED FUNDS – 41.95%
iShares Barclays TIPS Bond Fund(a)	288,305	28,611,388
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	480,787	21,241,170
iShares FTSE EPRA/NAREIT Global
Real Estate ex-U.S. Index Fund(a)	1,474,787	32,238,844
iShares MSCI Canada Index Fund(a)	794,402	13,846,427
iShares MSCI EAFE Index Fund(a)(b)	3,370,837	151,249,456
iShares MSCI EAFE Small Cap Index Fund(a)	642,833	16,527,236
iShares MSCI Emerging Markets Index Fund(a)(b)	1,528,912	38,176,933
iShares S&P MidCap 400 Index Fund(a)(b)	1,228,046	65,651,339
iShares S&P SmallCap 600 Index Fund(a)(b)	725,579	31,925,476

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $549,751,914)		399,468,269

SHORT-TERM INVESTMENTS – 12.59%

MONEY MARKET FUNDS – 12.59%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(a)(c)(d)	96,463,396	96,463,396
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(a)(c)(d)	23,435,431	23,435,431
		119,898,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $119,898,827)		119,898,827

TOTAL INVESTMENTS – 111.86%		1,065,120,664

Other Assets, Less Liabilities – (11.86)%		(112,939,630)

NET ASSETS – 100.00%		$952,181,034

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

50

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

MASTER PORTFOLIOS – 53.33%
Active Stock Master Portfolio(a)		$321,598,290
CoreAlpha Bond Master Portfolio(a)		62,639,878

TOTAL MASTER PORTFOLIOS		384,238,168

EXCHANGE-TRADED FUNDS – 45.86%
iShares Barclays TIPS Bond Fund(a)	80,667	8,005,393
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	448,040	19,794,407
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	1,326,598	28,999,432
iShares MSCI Canada Index Fund(a)	697,820	12,163,003
iShares MSCI EAFE Index Fund(a)(b)	2,964,465	133,015,544
iShares MSCI EAFE Small Cap Index Fund(a)	562,946	14,473,342
iShares MSCI Emerging Markets Index Fund(a)	1,332,362	33,269,079
iShares S&P MidCap 400 Index Fund(a)	1,013,858	54,200,849
iShares S&P SmallCap 600 Index Fund(a)(b)	601,974	26,486,856

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $470,537,576)		330,407,905

SHORT-TERM INVESTMENTS – 17.12%

MONEY MARKET FUNDS – 17.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(a)(c)(d)	103,819,721	103,819,721
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(a)(c)(d)	19,562,829	19,562,829
		123,382,550

TOTAL SHORT-TERM INVESTMENTS
(Cost: $123,382,550)		123,382,550

TOTAL INVESTMENTS – 116.31%		838,028,623

Other Assets, Less Liabilities – (16.31)%		(117,489,286)

NET ASSETS – 100.00%		$720,539,337

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

51

LIFEPATH 2050 MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

MASTER PORTFOLIOS – 49.11%
Active Stock Master Portfolio(a)		$3,329,612
CoreAlpha Bond Master Portfolio(a)		56,678

TOTAL MASTER PORTFOLIOS		3,386,290

EXCHANGE-TRADED FUNDS – 52.42%
iShares Cohen & Steers Realty Majors Index Fund(a)	3,048	134,660
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	9,052	197,877
iShares MSCI Canada Index Fund(a)	8,176	142,508
iShares MSCI EAFE Index Fund(a)	33,276	1,493,094
iShares MSCI EAFE Small Cap Index Fund(a)	5,856	150,558
iShares MSCI Emerging Markets Index Fund(a)	14,995	374,425
iShares S&P MidCap 400 Index Fund(a)(b)	14,098	753,679
iShares S&P SmallCap 600 Index Fund(a)(b)	8,350	367,400

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,448,452)		3,614,201

SHORT-TERM INVESTMENTS – 8.30%

MONEY MARKET FUNDS – 8.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(a)(c)(d)	491,886	491,886
Barclays Global Investors Funds Prime Money Fund, Institutional Shares 1.42%(a)(c)(d)	80,501	80,501
		572,387

TOTAL SHORT-TERM INVESTMENTS
(Cost: $572,387)		572,387

TOTAL INVESTMENTS – 109.83%		7,572,878

Other Assets, Less Liabilities – (9.83)%		(677,578)

NET ASSETS – 100.00%		$6,895,300

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

52

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

COMMON STOCKS – 98.62%

AEROSPACE & DEFENSE – 2.10%
General Dynamics Corp.(a)	110,074	$6,339,162
Goodrich Corp.	87,377	3,234,697
Lockheed Martin Corp.	14,725	1,238,078
Northrop Grumman Corp.(a)	187,034	8,424,011
Raytheon Co.(a)	22,558	1,151,360
United Technologies Corp.(a)	109,796	5,885,066
		26,272,374

AGRICULTURE – 2.10%
Altria Group Inc.(a)	168,773	2,541,721
Archer-Daniels-Midland Co.	15,707	452,833
Monsanto Co.(a)	84,252	5,927,128
Philip Morris International Inc.	393,683	17,129,147
UST Inc.	2,350	163,043
		26,213,872

AIRLINES – 0.10%
AMR Corp.(b)	38,702	412,950
Continental Airlines Inc. Class B(a)(b)	14,580	263,315
Southwest Airlines Co.	68,937	594,237
		1,270,502

APPAREL – 0.02%
Coach Inc.(b)	4,869	101,129
Jones Apparel Group Inc.(a)	13,252	77,657
Liz Claiborne Inc.	7,848	20,405
		199,191

AUTO MANUFACTURERS – 0.05%
Ford Motor Co.(a)(b)	173,902	398,236
General Motors Corp.(a)	85,722	274,310
		672,546

AUTO PARTS & EQUIPMENT – 0.11%
Autoliv Inc.(a)	30,474	653,972
Johnson Controls Inc.	4,214	76,526
TRW Automotive Holdings Corp.(a)(b)	9,913	35,687
WABCO Holdings Inc.(a)	35,084	553,976
		1,320,161

BANKS – 4.75%
Bank of America Corp.	788,251	11,098,574
Bank of New York Mellon Corp. (The)	216,180	6,124,379
BB&T Corp.(a)	86,794	2,383,363
Colonial BancGroup Inc. (The)(a)	18,539	38,376
Comerica Inc.	23,206	460,639
Discover Financial Services LLC	7,353	70,074
Fifth Third Bancorp(a)	69,829	576,788
First Horizon National Corp.(a)	30,360	320,905
Huntington Bancshares Inc.(a)	58,342	446,900
KeyCorp(a)	78,136	665,719

Security	Shares	Value

BANKS (Continued)
M&T Bank Corp.(a)	1,328	$76,240
Marshall & Ilsley Corp.(a)	2,270	30,963
National City Corp.	109,262	197,764
Northern Trust Corp.	65,116	3,395,148
PNC Financial Services Group Inc. (The)	54,692	2,679,908
Regions Financial Corp.(a)	107,967	859,417
State Street Corp.	67,858	2,668,855
SunTrust Banks Inc.(a)	3,996	118,042
U.S. Bancorp(a)	275,640	6,893,756
Wachovia Corp.	470,025	2,603,938
Wells Fargo & Co.(a)	578,772	17,062,199
Zions Bancorporation(a)	28,212	691,476
		59,463,423

BEVERAGES – 2.72%
Coca-Cola Co. (The)	249,835	11,310,030
Coca-Cola Enterprises Inc.	46,482	559,178
Molson Coors Brewing Co. Class B(a)	12,277	600,591
Pepsi Bottling Group Inc.(a)	44,470	1,001,020
PepsiAmericas Inc.(a)	107,862	2,196,070
PepsiCo Inc.	335,112	18,354,084
		34,020,973

BIOTECHNOLOGY – 2.32%
Amgen Inc.(b)	312,292	18,034,863
Biogen Idec Inc.(b)	69,384	3,304,760
Celgene Corp.(a)(b)	120,637	6,668,813
Genzyme Corp.(b)	1,759	116,745
Life Technologies Corp.(a)(b)	37,039	863,379
Vertex Pharmaceuticals Inc.(a)(b)	2,039	61,945
		29,050,505

BUILDING MATERIALS – 0.15%
Lennox International Inc.(a)	19,658	634,757
Masco Corp.(a)	113,979	1,268,586
		1,903,343

CHEMICALS – 0.88%
Air Products and Chemicals Inc.	11,111	558,550
Airgas Inc.(a)	37,922	1,478,579
Ashland Inc.(a)	40,918	430,048
CF Industries Holdings Inc.(a)	21,761	1,069,771
Cytec Industries Inc.	76,321	1,619,532
E.I. du Pont de Nemours and Co.(a)	8,146	206,094
Ecolab Inc.	1,399	49,175
FMC Corp.(a)	11,850	530,050
Lubrizol Corp.(a)	110,226	4,011,124
Mosaic Co. (The)	16,242	561,973
Praxair Inc.	1,806	107,204
Terra Industries Inc.(a)	22,155	369,324

10,991,424

53

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

COAL – 0.06%
Massey Energy Co.(a)	56,816	$783,493
		783,493

COMMERCIAL SERVICES – 1.65%
Accenture Ltd.	254,089	8,331,578
Apollo Group Inc. Class A(a)(b)	65,758	5,038,378
Deluxe Corp.	4,497	67,275
H&R Block Inc.(a)	36,066	819,420
ITT Educational Services Inc.(a)(b)	13,392	1,271,972
Lender Processing Services Inc.	15,250	449,112
Manpower Inc.(a)	48,300	1,641,717
Moody’s Corp.	30,577	614,292
Strayer Education Inc.(a)	1,091	233,921
Ticketmaster Entertainment Inc.(b)	14,902	95,671
Tree.com Inc.(b)	2,312	6,011
Visa Inc. Class A(a)	5,471	286,954
Weight Watchers International Inc.(a)	6,586	193,760
Western Union Co.(a)	113,721	1,630,759
		20,680,820

COMPUTERS – 3.77%
Apple Inc.(b)	118,091	10,079,067
Dell Inc.(b)	45,863	469,637
Hewlett-Packard Co.	359,921	13,061,533
International Business Machines Corp.	214,264	18,032,458
Lexmark International Inc. Class A(a)(b)	23,051	620,072
Seagate Technology(a)	303,153	1,342,968
Sun Microsystems Inc.(a)(b)	165,622	632,676
Teradata Corp.(b)	181,153	2,686,499
Western Digital Corp.(b)	15,421	176,570
		47,101,480

COSMETICS & PERSONAL CARE – 3.11%
Avon Products Inc.	1,126	27,058
Colgate-Palmolive Co.(a)	77,945	5,342,350
Procter & Gamble Co. (The)(a)	543,324	33,588,290
		38,957,698

DISTRIBUTION & WHOLESALE – 0.39%
Genuine Parts Co.(a)	30,251	1,145,303
W.W. Grainger Inc.(a)	46,333	3,652,894
WESCO International Inc.(a)(b)	1,637	31,480
		4,829,677

DIVERSIFIED FINANCIAL SERVICES – 4.52%
American Express Co.(a)	155,212	2,879,183
AmeriCredit Corp.(a)(b)	19,596	149,713
Ameriprise Financial Inc.	81,898	1,913,137
Capital One Financial Corp.(a)	61,528	1,962,128
Charles Schwab Corp. (The)(a)	16,982	274,599
CIT Group Inc.	56,198	255,139
Citigroup Inc.(a)	1,042,944	6,998,154
CME Group Inc.(a)	10,558	2,197,225

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
Franklin Resources Inc.	20,441	$1,303,727
Goldman Sachs Group Inc. (The)	69,467	5,862,320
IntercontinentalExchange Inc.(a)(b)	11,878	979,222
Invesco Ltd.(a)	116,572	1,683,300
JPMorgan Chase & Co.(a)	627,011	19,769,657
Legg Mason Inc.(a)	21,915	480,158
Merrill Lynch & Co. Inc.	248,460	2,892,074
Morgan Stanley	172,994	2,774,824
NASDAQ OMX Group Inc. (The)(b)	21,015	519,281
NYSE Euronext Inc.(a)	108,519	2,971,250
SLM Corp.(a)(b)	72,710	647,119
		56,512,210

ELECTRIC – 4.11%
AES Corp. (The)(a)(b)	503,601	4,149,672
Allegheny Energy Inc.(a)	35,382	1,198,035
Alliant Energy Corp.(a)	8,258	240,968
American Electric Power Co. Inc.	15,329	510,149
Constellation Energy Group Inc.(a)	27,583	692,057
DTE Energy Co.(a)	28,381	1,012,350
Duke Energy Corp.(a)	85,963	1,290,305
Edison International(a)	332,523	10,680,639
Entergy Corp.(a)	92,542	7,693,016
Exelon Corp.(a)	83,836	4,662,120
FirstEnergy Corp.	229,502	11,149,207
FPL Group Inc.	8,471	426,345
Great Plains Energy Inc.(a)	20,881	403,630
MDU Resources Group Inc.(a)	27,491	593,256
Pepco Holdings Inc.	99,139	1,760,709
PG&E Corp.(a)	9,991	386,752
Pinnacle West Capital Corp.	9,520	305,878
Progress Energy Inc.	3,831	152,665
Public Service Enterprise Group Inc.	56,036	1,634,570
Southern Co. (The)(a)	65,228	2,413,436
		51,355,759

ELECTRICAL COMPONENTS & EQUIPMENT – 0.84%
Emerson Electric Co.(a)	286,405	10,485,287
		10,485,287

ELECTRONICS – 0.48%
Agilent Technologies Inc.(a)(b)	304,266	4,755,678
Flextronics International Ltd.(b)	86,079	220,362
Jabil Circuit Inc.(a)	142,209	959,911
Mettler-Toledo International Inc.(a)(b)	1,426	96,112
		6,032,063

ENGINEERING & CONSTRUCTION – 0.36%
Fluor Corp.(a)	81,335	3,649,501
Jacobs Engineering Group Inc.(a)(b)	5,488	263,973
McDermott International Inc.(a)(b)	64,726	639,493
		4,552,967

54

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

ENTERTAINMENT – 0.02%
International Game Technology Inc.(a)	20,313	$241,522
International Speedway Corp. Class A(a)	1,853	53,237
		294,759

ENVIRONMENTAL CONTROL – 0.24%
Republic Services Inc.(a)	80,114	1,986,026
Waste Management Inc.(a)	31,806	1,054,051
		3,040,077

FOOD – 2.91%
Campbell Soup Co.(a)	42,816	1,284,908
Dean Foods Co.(a)(b)	13,848	248,849
Flowers Foods Inc.(a)	18,490	450,416
General Mills Inc.(a)	234,764	14,261,913
H.J. Heinz Co.(a)	59,248	2,227,725
Kellogg Co.(a)	95,502	4,187,763
Kraft Foods Inc. Class A(a)	99,293	2,666,017
Kroger Co. (The)(a)	186,374	4,922,137
Safeway Inc.	935	22,225
Sara Lee Corp.	380,666	3,726,720
SUPERVALU Inc.	81,768	1,193,813
Sysco Corp.(a)	52,671	1,208,273
		36,400,759

FOREST PRODUCTS & PAPER – 0.15%
International Paper Co.(a)	162,974	1,923,093
		1,923,093

GAS – 0.36%
Energen Corp.	40,221	1,179,682
Sempra Energy(a)	25,179	1,073,381
UGI Corp.(a)	89,431	2,183,905
		4,436,968

HAND & MACHINE TOOLS – 0.00%
Black & Decker Corp. (The)	411	17,184
		17,184

HEALTH CARE - PRODUCTS – 4.77%
Alcon Inc.	52,498	4,682,297
Baxter International Inc.(a)	184,957	9,911,846
Becton, Dickinson and Co.(a)	64,263	4,394,947
Covidien Ltd.	174,353	6,318,553
Johnson & Johnson	395,702	23,674,851
Medtronic Inc.	145,373	4,567,620
St. Jude Medical Inc.(a)(b)	184,506	6,081,318
		59,631,432

HEALTH CARE - SERVICES – 0.72%
Health Net Inc.(b)	36,329	395,623
Humana Inc.(a)(b)	30,008	1,118,698
UnitedHealth Group Inc.	102,340	2,722,244

Security	Shares	Value

HEALTH CARE - SERVICES (Continued)
Universal Health Services Inc. Class B	22,858	$858,775
WellCare Health Plans Inc.(a)(b)	19,306	248,275
WellPoint Inc.(a)(b)	87,682	3,694,043
		9,037,658

HOME BUILDERS – 0.23%
Centex Corp.(a)	41,776	444,497
D.R. Horton Inc.(a)	53,454	377,920
M.D.C. Holdings Inc.(a)	8,612	260,944
NVR Inc.(a)(b)	4,054	1,849,637
		2,932,998

HOME FURNISHINGS – 0.03%
Harman International Industries Inc.(a)	2,920	48,852
Whirlpool Corp.(a)	8,641	357,305
		406,157

HOUSEHOLD PRODUCTS & WARES – 0.17%
Clorox Co. (The)(a)	14,423	801,342
Kimberly-Clark Corp.	25,261	1,332,265
		2,133,607

INSURANCE – 2.61%
Aflac Inc.	6,401	293,422
Allstate Corp. (The)(a)	84,364	2,763,765
American International Group Inc.	305,501	479,637
Aon Corp.	43,340	1,979,771
Assurant Inc.	2,872	86,160
Axis Capital Holdings Ltd.	87,459	2,546,806
Chubb Corp.	56,257	2,869,107
Genworth Financial Inc. Class A	66,281	187,575
Hartford Financial Services Group Inc. (The)	30,112	494,439
Loews Corp.	7,679	216,932
Marsh & McLennan Companies Inc.(a)	102,646	2,491,218
MBIA Inc.(b)	30,180	122,833
MetLife Inc.(a)	77,944	2,717,128
Principal Financial Group Inc.(a)	40,208	907,495
Progressive Corp. (The)(a)	106,140	1,571,933
Protective Life Corp.(a)	8,210	117,813
Prudential Financial Inc.	66,093	1,999,974
Reinsurance Group of America Inc.	5,088	217,868
Torchmark Corp.	7,805	348,883
Travelers Companies Inc. (The)	167,186	7,556,807
Unum Group	26,177	486,892
W.R. Berkley Corp.(a)	68,071	2,110,201
XL Capital Ltd. Class A	36,887	136,482
		32,703,141

INTERNET – 2.15%
Akamai Technologies Inc.(a)(b)	1,816	27,403
eBay Inc.(a)(b)	422,774	5,901,925
Google Inc. Class A(b)	54,393	16,734,006

55

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

INTERNET (Continued)
Priceline.com Inc.(a)(b)	3,713	$273,462
Symantec Corp.(a)(b)	289,955	3,920,192
		26,856,988

INVESTMENT COMPANIES – 0.01%
American Capital Ltd.	31,540	102,190
		102,190

IRON & STEEL – 0.14%
Nucor Corp.(a)	21,888	1,011,226
Reliance Steel & Aluminum Co.	39,162	780,890
		1,792,116

LEISURE TIME – 0.01%
Life Time Fitness Inc.(a)(b)	7,109	92,062
		92,062

LODGING – 0.32%
Choice Hotels International Inc.(a)	88,282	2,653,757
Wyndham Worldwide Corp.	137,322	899,459
Wynn Resorts Ltd.(b)	10,025	423,656
		3,976,872

MACHINERY – 0.23%
AGCO Corp.(a)(b)	3,189	75,229
Cummins Inc.(a)	35,451	947,605
Gardner Denver Inc.(a)(b)	12,375	288,833
Manitowoc Co. Inc. (The)(a)	88,608	767,345
Terex Corp.(a)(b)	42,382	734,056
		2,813,068

MANUFACTURING – 3.86%
Danaher Corp.(a)	15,742	891,155
Dover Corp.(a)	164,383	5,411,488
General Electric Co.	1,479,466	23,967,349
Honeywell International Inc.	159,804	5,246,365
Illinois Tool Works Inc.	10,435	365,747
ITT Industries Inc.	5,648	259,752
Parker Hannifin Corp.(a)	28,461	1,210,731
3M Co.	137,723	7,924,581
Tyco International Ltd.(a)	136,792	2,954,707
		48,231,875

MEDIA – 2.27%
CBS Corp. Class B(a)	185,929	1,522,759
Comcast Corp. Class A(a)	186,990	3,156,391
DIRECTV Group Inc. (The)(a)(b)	169,664	3,887,002
Dish Network Corp. Class A(a)(b)	69,194	767,361
Gannett Co. Inc.(a)	122,145	977,160
McGraw-Hill Companies Inc. (The)	49,127	1,139,255
News Corp. Class A	7,590	68,993
Time Warner Inc.(a)	1,110,187	11,168,481

Security	Shares	Value

MEDIA (Continued)
Viacom Inc. Class B(a)(b)	145,643	$2,775,956
Walt Disney Co. (The)(a)	131,159	2,975,998
		28,439,356

METAL FABRICATE & HARDWARE – 0.09%
Precision Castparts Corp.	1,967	116,997
Timken Co. (The)(a)	49,028	962,420
		1,079,417

MINING – 0.68%
Century Aluminum Co.(a)(b)	9,126	91,260
Freeport-McMoRan Copper & Gold Inc.(a)	108,068	2,641,182
Newmont Mining Corp.	97,764	3,978,995
Vulcan Materials Co.	24,906	1,732,959
		8,444,396

OIL & GAS – 11.09%
Apache Corp.	75,861	5,653,920
Cabot Oil & Gas Corp.(a)	12,915	335,790
Chesapeake Energy Corp.(a)	107,330	1,735,526
Chevron Corp.	200,560	14,835,423
ConocoPhillips(a)	318,284	16,487,111
Devon Energy Corp.	49,437	3,248,505
ENSCO International Inc.	129,621	3,679,940
Exxon Mobil Corp.(a)	826,898	66,011,267
Marathon Oil Corp.	9,220	252,259
Noble Corp.(a)	124,367	2,747,267
Noble Energy Inc.(a)	144,105	7,092,848
Occidental Petroleum Corp.(a)	163,112	9,785,089
Petrohawk Energy Corp.(a)(b)	8,070	126,134
Southwestern Energy Co.(b)	4,260	123,412
St. Mary Land & Exploration Co.(a)	905	18,381
Ultra Petroleum Corp.(a)(b)	6,437	222,141
Valero Energy Corp.(a)	45,959	994,553
XTO Energy Inc.(a)	151,541	5,344,851
		138,694,417

OIL & GAS SERVICES – 1.01%
Baker Hughes Inc.	127,671	4,094,409
Dresser-Rand Group Inc.(a)(b)	18,787	324,076
Halliburton Co.(a)	176,136	3,202,152
National Oilwell Varco Inc.(b)	5,849	142,950
Oil States International Inc.(a)(b)	6,068	113,411
Schlumberger Ltd.	59,839	2,532,985
Smith International Inc.(a)	32,669	747,793
Superior Energy Services Inc.(a)(b)	95,563	1,522,319
		12,680,095

PACKAGING & CONTAINERS – 0.30%
Crown Holdings Inc.(a)(b)	19,614	376,589
Owens-Illinois Inc.(b)	48,868	1,335,562
Packaging Corp. of America(a)	5,173	69,629
Sonoco Products Co.	84,840	1,964,894
		3,746,674

56

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

PHARMACEUTICALS – 7.30%
Abbott Laboratories	105,137	$5,611,162
Bristol-Myers Squibb Co.(a)	595,692	13,849,839
Eli Lilly and Co.	382,901	15,419,423
Express Scripts Inc.(a)(b)	72,024	3,959,880
Forest Laboratories Inc.(b)	228,777	5,826,950
Gilead Sciences Inc.(a)(b)	15,792	807,603
King Pharmaceuticals Inc.(a)(b)	131,101	1,392,293
Medco Health Solutions Inc.(b)	128,557	5,387,824
Merck & Co. Inc.(a)	249,521	7,585,438
Mylan Inc.(a)(b)	94,051	930,164
Pfizer Inc.	1,489,293	26,375,379
Schering-Plough Corp.(a)	101,615	1,730,503
Sepracor Inc.(b)	2,800	30,744
Wyeth	63,408	2,378,434
		91,285,636

PIPELINES – 0.69%
Questar Corp.(a)	60,034	1,962,511
Williams Companies Inc. (The)(a)	464,200	6,721,616
		8,684,127

REAL ESTATE – 0.02%
Jones Lang LaSalle Inc.(a)	9,147	253,372
		253,372

REAL ESTATE INVESTMENT TRUSTS – 1.15%
Apartment Investment and Management Co. Class A	15,279	176,472
AvalonBay Communities Inc.(a)	12,153	736,229
Boston Properties Inc.(a)	1,746	96,030
CBL & Associates Properties Inc.(a)	3,171	20,612
Developers Diversified Realty Corp.(a)	18,629	90,910
Equity Residential	1,139	33,965
HCP Inc.	30,486	846,596
Hospitality Properties Trust	11,031	164,031
Host Hotels & Resorts Inc.(a)	443,100	3,354,267
ProLogis(a)	73,933	1,026,929
Public Storage(a)	66,962	5,323,479
Simon Property Group Inc.(a)	35,473	1,884,680
SL Green Realty Corp.(a)	7,730	200,207
Vornado Realty Trust	7,345	443,271
		14,397,678

RETAIL – 5.50%
Abercrombie & Fitch Co. Class A	4,475	103,238
AutoZone Inc.(a)(b)	1,272	177,406
Big Lots Inc.(a)(b)	117,338	1,700,228
BJ’s Wholesale Club Inc.(a)(b)	64,006	2,192,846
Collective Brands Inc.(b)	3,870	45,356
CVS Caremark Corp.	142,684	4,100,738
Dollar Tree Inc.(a)(b)	96,763	4,044,693
Family Dollar Stores Inc.(a)	19,253	501,926

Security	Shares	Value

RETAIL (Continued)
Gap Inc. (The)(a)	293,036	$3,923,752
Home Depot Inc.(a)	273,983	6,307,089
HSN Inc.(b)	14,902	108,338
Kohl’s Corp.(a)(b)	3,889	140,782
Lowe’s Companies Inc.(a)	30,869	664,301
Macy’s Inc.(a)	32,802	339,501
McDonald’s Corp.(a)	265,933	16,538,373
Office Depot Inc.(a)(b)	143,432	427,427
OfficeMax Inc.(a)	16,434	125,556
Penske Automotive Group Inc.(a)	47,011	361,044
RadioShack Corp.(a)	115,629	1,380,610
Starbucks Corp.(b)	6,297	59,570
Target Corp.(a)	15,000	517,950
TJX Companies Inc. (The)(a)	143,446	2,950,684
Walgreen Co.	3,495	86,222
Wal-Mart Stores Inc.	391,504	21,947,714
		68,745,344

SAVINGS & LOANS – 0.32%
Hudson City Bancorp Inc.(a)	35,357	564,298
New York Community Bancorp Inc.(a)	155,741	1,862,662
People’s United Financial Inc.(a)	54,580	973,161
Sovereign Bancorp Inc.(b)	217,386	647,810
		4,047,931

SEMICONDUCTORS – 1.91%
Atmel Corp.(a)(b)	16,741	52,399
Broadcom Corp. Class A(b)	9,132	154,970
Integrated Device Technology Inc.(b)	111,466	625,324
Intel Corp.(a)	1,292,160	18,943,066
LSI Corp.(a)(b)	493,203	1,622,638
Marvell Technology Group Ltd.(a)(b)	75,640	504,519
MEMC Electronic Materials Inc.(a)(b)	52,917	755,655
NVIDIA Corp.(a)(b)	93,147	751,696
QLogic Corp.(a)(b)	37,281	501,057
Teradyne Inc.(b)	4,314	18,205
		23,929,529

SOFTWARE – 4.61%
Adobe Systems Inc.(b)	307,826	6,553,616
Autodesk Inc.(a)(b)	172,144	3,382,630
Broadridge Financial Solutions Inc.	27,056	339,282
CA Inc.(a)	29,716	550,637
Dun & Bradstreet Corp. (The)(a)	27,825	2,148,090
IMS Health Inc.(a)	222,075	3,366,657
MasterCard Inc. Class A(a)	26,413	3,775,210
Metavante Technologies Inc.(b)	34,472	555,344
Microsoft Corp.	1,393,650	27,092,556
Oracle Corp.(b)	499,773	8,860,975
Paychex Inc.(a)	40,070	1,053,040
		57,678,037

57

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

TELECOMMUNICATIONS – 5.47%
ADTRAN Inc.(a)	21,977	$327,018
AT&T Inc.(a)	862,992	24,595,272
Ciena Corp.(a)(b)	22,127	148,251
Cisco Systems Inc.(b)	930,112	15,160,826
Embarq Corp.(a)	79,282	2,850,981
Harris Corp.	30,062	1,143,859
Millicom International Cellular SA(a)	7,609	341,720
Motorola Inc.	401,797	1,779,961
QUALCOMM Inc.(a)	191,211	6,851,090
Sprint Nextel Corp.(a)(b)	1,150,843	2,106,043
Telephone and Data Systems Inc. Special	8,945	251,355
Tellabs Inc.(b)	38,887	160,214
United States Cellular Corp.(a)(b)	3,312	143,211
Verizon Communications Inc.(a)	369,698	12,532,762
		68,392,563

TOYS, GAMES & HOBBIES – 0.34%
Hasbro Inc.(a)	147,011	4,288,311
		4,288,311

TRANSPORTATION – 2.35%
Burlington Northern Santa Fe Corp.(a)	69,348	5,250,337
CSX Corp.	79,218	2,572,208
FedEx Corp.	56,452	3,621,396
Kirby Corp.(a)(b)	84,424	2,309,841
Landstar System Inc.(a)	19,437	746,964
Norfolk Southern Corp.(a)	110,668	5,206,929
Union Pacific Corp.(a)	123,860	5,920,508
United Parcel Service Inc. Class B(a)	64,816	3,575,251
UTi Worldwide Inc.	8,964	128,544
YRC Worldwide Inc.(b)	27,833	79,881
		29,411,859

TOTAL COMMON STOCKS
(Cost: $1,630,675,991)		1,233,691,514

SHORT-TERM INVESTMENTS – 18.86%

MONEY MARKET FUNDS – 18.57%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(c)(d)(e)	211,757,635	211,757,635
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(c)(d)(e)	20,621,569	20,621,569
		232,379,204

Security	Principal	Value

U.S. TREASURY OBLIGATIONS – 0.29%
U.S. Treasury Bill
0.48%, 06/25/09(f)(g)	$3,650,000	$3,641,532
		3,641,532

TOTAL SHORT-TERM INVESTMENTS
(Cost: $236,025,655)		236,020,736

TOTAL INVESTMENTS IN SECURITIES – 117.48%
(Cost: $1,866,701,646)		1,469,712,250

Other Assets, Less Liabilities – (17.48)%		(218,725,436)

NET ASSETS – 100.00%		$1,250,986,814

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of December 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (March 2009)	669	$30,108,345	$379,313

		$30,108,345	$379,313

The accompanying notes are an integral part of these financial statements.

58

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES – 34.03%

AEROSPACE & DEFENSE – 0.57%
General Dynamics Corp.
5.25%, 02/01/14	$1,300,000	$1,332,267
TransDigm Inc.
7.75%, 07/15/14	250,000	205,000
United Technologies Corp.
6.13%, 02/01/19	4,500,000	4,814,523
		6,351,790

AGRICULTURE – 1.08%
Altria Group Inc.
9.70%, 11/10/18	2,750,000	2,972,282
Philip Morris International Inc.
4.88%, 05/16/13(a)	2,200,000	2,206,296
5.65%, 05/16/18	2,800,000	2,775,732
Reynolds American Inc.
2.70%, 06/15/11	5,060,000	4,096,763
		12,051,073

AUTO MANUFACTURERS – 0.51%
DaimlerChrysler North America Holding Corp.
2.35%, 03/13/09	5,000,000	4,997,485
8.50%, 01/18/31	1,000,000	731,222
		5,728,707

AUTO PARTS & EQUIPMENT – 0.09%
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,037,500
		1,037,500

BANKS – 3.95%
American Express Bank FSB
5.55%, 10/17/12	5,700,000	5,414,686
American Express Centurion Bank
5.20%, 11/26/10	1,200,000	1,164,888
Bank of America Corp.
5.49%, 03/15/19	3,500,000	3,014,336
5.65%, 05/01/18(a)	4,000,000	4,023,736
5.75%, 12/01/17	1,500,000	1,497,661
6.00%, 09/01/17	1,125,000	1,142,575
HSBC Bank USA
5.88%, 11/01/34	1,700,000	1,655,076
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	3,014,190
6.50%, 09/15/37(a)	2,400,000	2,437,404
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,400,000	2,420,830
Wachovia Bank N.A.
6.00%, 11/15/17	8,500,000	8,205,271
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,652,169

Security	Principal	Value

BANKS (Continued)
Wells Fargo & Co.
5.25%, 10/23/12	$7,300,000	$7,435,305
		44,078,127

BIOTECHNOLOGY – 0.14%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,509,096
		1,509,096

BUILDING MATERIALS – 0.05%
CRH America Inc.
6.00%, 09/30/16	800,000	498,235
		498,235

CHEMICALS – 0.25%
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,545,963
Mosaic Co. (The)
7.63%, 12/01/16(b)(c)	250,000	200,000
		2,745,963

COMMERCIAL SERVICES – 0.02%
Service Corp. International
6.75%, 04/01/15	250,000	197,500
		197,500

COMPUTERS – 0.22%
International Business Machines Corp.
7.63%, 10/15/18	2,050,000	2,458,350
		2,458,350

COSMETICS & PERSONAL CARE – 0.10%
Procter & Gamble Co. (The)
5.50%, 02/01/34	1,100,000	1,149,052
		1,149,052

DIVERSIFIED FINANCIAL SERVICES – 6.95%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	5,250,000	5,168,089
Ameriprise Financial Inc.
7.52%, 06/01/16	500,000	270,757
Associates Corp. of North America
6.95%, 11/01/18	1,500,000	1,482,331
Bear Stearns Companies Inc. (The)
6.40%, 10/02/17	4,500,000	4,676,301
BP Capital Markets PLC
5.25%, 11/07/13	2,000,000	2,087,872
Capital One Financial Corp.
2.47%, 09/10/09	2,940,000	2,800,450
CIT Group Funding Co. of Canada
5.60%, 11/02/11	950,000	774,602

59

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
CIT Group Inc.
5.80%, 07/28/11	$800,000	$670,366
6.10%, 03/15/17	750,000	231,595
Citigroup Inc.
4.13%, 02/22/10(a)	2,000,000	1,970,850
5.30%, 10/17/12	1,000,000	963,726
5.50%, 04/11/13	1,750,000	1,703,947
5.50%, 02/15/17	3,750,000	3,411,746
5.85%, 07/02/13	2,800,000	2,702,168
6.13%, 11/21/17(a)	1,600,000	1,616,864
6.13%, 08/25/36	1,700,000	1,522,851
6.50%, 08/19/13	1,400,000	1,412,720
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	500,000	510,070
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	761,596
Credit Agricole SA Series E
2.20%, 03/13/16	2,700,000	2,539,566
Credit Suisse First Boston USA Inc.
4.88%, 01/15/15	900,000	812,819
5.13%, 01/15/14	1,400,000	1,318,656
General Electric Capital Corp.
6.75%, 03/15/32	2,000,000	2,126,452
Genworth Global Funding Trusts
5.75%, 05/15/13	1,000,000	679,498
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,717,034
5.95%, 01/18/18	3,100,000	2,939,333
6.15%, 04/01/18	1,500,000	1,441,441
6.75%, 10/01/37	1,150,000	933,648
International Lease Finance Corp.
6.63%, 11/15/13(a)	4,200,000	2,829,910
JPMorgan Chase & Co.
4.75%, 05/01/13(a)	3,100,000	3,058,984
5.60%, 06/01/11(a)	1,300,000	1,306,136
6.40%, 05/15/38(a)	1,300,000	1,537,848
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	2,500,000	2,471,307
6.88%, 04/25/18	6,350,000	6,642,265
Morgan Stanley
5.25%, 11/02/12	700,000	636,632
5.95%, 12/28/17	850,000	705,484
6.00%, 04/28/15	3,400,000	2,933,282
6.25%, 08/28/17(a)	1,500,000	1,277,830
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09(b)	5,000,000	4,956,250
		77,603,276

ELECTRIC – 3.39%
CMS Energy Corp.
7.75%, 08/01/10	500,000	492,315
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	896,433
5.88%, 02/01/33	3,500,000	2,925,457

Security	Principal	Value

ELECTRIC (Continued)
Dominion Resources Inc.
6.40%, 06/15/18	$5,250,000	$5,140,816
DPL Inc.
8.00%, 03/31/09	3,750,000	3,764,899
Duke Energy Corp.
6.25%, 06/15/18	2,500,000	2,413,627
Edison Mission Energy
7.63%, 05/15/27	750,000	581,250
Florida Power Corp.
5.65%, 06/15/18	1,000,000	1,036,980
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	8,250,000	8,047,495
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	485,000
9.13%, 05/01/31	250,000	185,000
Northern States Power
5.25%, 07/15/35	2,500,000	2,303,195
Oncor Electric Delivery Co.
5.95%, 09/01/13(b)	2,750,000	2,564,730
Pacific Gas and Electric Co.
5.63%, 11/30/17	1,500,000	1,536,286
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,269,341
Southern California Edison Co.
5.50%, 08/15/18	1,250,000	1,306,860
Virginia Electric and Power Co.
6.35%, 11/30/37	1,250,000	1,268,711
8.88%, 11/15/38	500,000	632,781
		37,851,176

ENVIRONMENTAL CONTROL – 0.04%
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	465,000
		465,000

FOOD – 1.16%
Dean Foods Co.
7.00%, 06/01/16(a)	250,000	212,500
Kellogg Co.
5.13%, 12/03/12	2,300,000	2,299,223
Kraft Foods Inc.
6.00%, 02/11/13	500,000	508,114
6.13%, 02/01/18	2,500,000	2,449,743
6.13%, 08/23/18(a)	2,000,000	1,971,748
6.75%, 02/19/14	800,000	830,213
Kroger Co. (The)
6.40%, 08/15/17	500,000	504,232
7.50%, 01/15/14	1,750,000	1,839,598
8.05%, 02/01/10	930,000	945,241
Safeway Inc.
6.25%, 03/15/14	1,100,000	1,105,704
SUPERVALU Inc.
7.88%, 08/01/09(a)	250,000	243,750
		12,910,066

60

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

HEALTH CARE - PRODUCTS – 0.28%
Baxter International Inc.
5.38%, 06/01/18	$3,000,000	$3,136,092
		3,136,092

HEALTH CARE - SERVICES – 0.86%
Aetna Inc.
6.50%, 09/15/18	1,000,000	952,798
6.75%, 12/15/37	500,000	421,209
Community Health Systems Inc.
8.88%, 07/15/15(a)(b)	1,000,000	920,000
Res-Care Inc.
7.75%, 10/15/13(c)	250,000	203,750
UnitedHealth Group Inc.
1.71%, 06/21/10	5,320,000	4,792,735
5.50%, 11/15/12	2,500,000	2,278,200
		9,568,692

HOUSEHOLD PRODUCTS & WARES – 0.08%
Kimberly-Clark Corp.
7.50%, 11/01/18	750,000	883,169
		883,169

INSURANCE – 1.12%
American International Group Inc.
8.18%, 05/15/38(b)	900,000	350,123
Chubb Corp.
5.75%, 05/15/18	500,000	480,084
6.00%, 05/11/37	800,000	764,331
6.50%, 05/15/38(a)	800,000	763,724
Genworth Financial Inc.
6.15%, 11/15/16	2,500,000	236,935
Lincoln National Corp.
6.05%, 04/20/17	1,100,000	440,000
Markel Corp.
7.35%, 08/15/34	1,000,000	677,960
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,240,085
6.40%, 12/15/36	1,000,000	600,000
Prudential Financial Inc.
5.15%, 01/15/13	1,750,000	1,421,441
Travelers Companies Inc. (The)
5.80%, 05/15/18	1,250,000	1,204,175
6.25%, 03/15/37	500,000	327,519
6.25%, 06/15/37	1,000,000	961,471
		12,467,848

IRON & STEEL – 0.66%
Ispat Inland ULC
9.75%, 04/01/14	8,538,000	7,307,862
		7,307,862

Security	Principal	Value

MACHINERY – 0.17%
Case New Holland Inc.
6.00%, 06/01/09(a)(c)	$2,000,000	$1,940,000
		1,940,000

MEDIA – 1.25%
Comcast Corp.
5.70%, 05/15/18(a)	7,050,000	6,611,546
CSC Holdings Inc.
7.63%, 04/01/11	500,000	471,250
EchoStar DBS Corp.
6.38%, 10/01/11	500,000	465,000
Time Warner Cable Inc.
6.75%, 07/01/18	3,900,000	3,754,940
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,311,868
Walt Disney Co. (The)
4.50%, 12/15/13	1,300,000	1,308,576
		13,923,180

MINING – 0.08%
Vale Overseas Ltd.
6.88%, 11/21/36	1,000,000	907,700
		907,700

OFFICE & BUSINESS EQUIPMENT – 0.83%
Xerox Corp.
2.60%, 12/18/09	2,750,000	2,542,251
6.35%, 05/15/18	1,950,000	1,525,083
6.88%, 08/15/11(a)	250,000	216,102
7.13%, 06/15/10	3,000,000	2,815,863
9.75%, 01/15/09	2,200,000	2,197,789
		9,297,088

OIL & GAS – 1.48%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,460,694
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	400,000
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,535,862
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	1,937,082
5.75%, 03/01/35	1,500,000	992,928
Forest Oil Corp.
7.25%, 06/15/19	250,000	182,500
8.00%, 12/15/11(a)	500,000	456,250
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	756,020
Parker Drilling Co.
9.63%, 10/01/13	500,000	387,500
Range Resources Corp.
7.50%, 05/15/16	250,000	216,875

61

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

OIL & GAS (Continued)
Shell International Finance BV
6.38%, 12/15/38	$3,000,000	$3,374,967
XTO Energy Inc.
5.50%, 06/15/18	2,000,000	1,810,554
		16,511,232

PACKAGING & CONTAINERS – 0.04%
Crown Americas Inc.
7.63%, 11/15/13	500,000	495,000
		495,000

PHARMACEUTICALS – 0.12%
Bristol-Myers Squibb Co.
5.45%, 05/01/18(a)	1,300,000	1,345,997
		1,345,997

PIPELINES – 1.26%
Colorado Interstate Gas Co.
6.80%, 11/15/15	176,000	151,623
Copano Energy LLC
8.13%, 03/01/16	250,000	181,250
El Paso Corp.
7.80%, 08/01/31	250,000	162,876
Energy Transfer Partners LP
9.70%, 03/15/19	1,900,000	1,957,781
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,205,297
6.30%, 02/01/09	3,890,000	3,886,250
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	185,922
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	661,824
TransCanada Pipelines Ltd.
6.50%, 08/15/18	3,750,000	3,678,979
		14,071,802

REAL ESTATE – 0.07%
Westfield Capital Corp. Ltd.
4.38%, 11/15/10(b)	1,000,000	809,412
		809,412

REAL ESTATE INVESTMENT TRUSTS – 0.54%
Omega Healthcare Investors Inc.
7.00%, 01/15/16(c)	250,000	187,500
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,580,188
5.30%, 05/30/13	2,500,000	1,868,983
5.75%, 05/01/12	3,000,000	2,398,173
		6,034,844

Security	Principal	Value

RETAIL – 1.00%
CVS Caremark Corp.
2.50%, 06/01/10	$4,000,000	$3,680,444
Home Depot Inc.
2.05%, 12/16/09	1,000,000	944,731
Inergy LP
6.88%, 12/15/14	750,000	585,000
8.25%, 03/01/16	250,000	195,000
J.C. Penney Co. Inc.
7.65%, 08/15/16	250,000	196,017
7.95%, 04/01/17	250,000	190,651
McDonald’s Corp.
5.80%, 10/15/17	1,000,000	1,069,368
Wal-Mart Stores Inc.
6.50%, 08/15/37(a)	1,100,000	1,306,045
Yum! Brands Inc.
6.25%, 03/15/18	2,500,000	2,157,213
6.88%, 11/15/37	1,100,000	871,705
		11,196,174

SOFTWARE – 0.53%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,527,167
5.75%, 04/15/18	4,150,000	4,340,767
		5,867,934

TELECOMMUNICATIONS – 4.64%
AT&T Inc.
4.95%, 01/15/13(a)	1,500,000	1,508,289
5.50%, 02/01/18	1,250,000	1,263,281
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,250,086
BellSouth Corp.
6.55%, 06/15/34	4,000,000	4,055,996
Citizens Communications Co.
6.25%, 01/15/13	500,000	425,000
Deutsche Telekom International Finance AG
8.50%, 06/15/10	3,250,000	3,347,741
8.75%, 06/15/30	3,500,000	4,315,997
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,478,750
France Telecom SA
7.75%, 03/01/11	3,300,000	3,472,603
8.50%, 03/01/31	2,000,000	2,510,984
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,513,805
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	1,901,194
7.50%, 03/15/15(a)	750,000	742,596
Telecom Italia Capital SA
4.00%, 01/15/10	1,680,000	1,545,600
5.25%, 10/01/15	2,500,000	1,903,125
7.00%, 06/04/18	3,300,000	2,677,125

62

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

TELECOMMUNICATIONS (Continued)
Telefonica Emisiones SAU
1.83%, 06/19/09	$2,630,000	$2,546,129
5.86%, 02/04/13	3,600,000	3,499,376
6.22%, 07/03/17	2,100,000	2,068,914
Verizon Communications Inc.
5.25%, 04/15/13(a)	4,500,000	4,517,213
8.75%, 11/01/18	2,000,000	2,346,444
8.95%, 03/01/39	500,000	645,845
Vodafone Group PLC
5.63%, 02/27/17	950,000	895,137
7.88%, 02/15/30	1,250,000	1,342,556
		51,773,786

TRANSPORTATION – 0.50%
CNF Inc.
6.70%, 05/01/34	2,500,000	1,686,368
CSX Corp.
5.75%, 03/15/13(a)	2,600,000	2,443,015
6.15%, 05/01/37	1,750,000	1,400,369
		5,529,752

TOTAL CORPORATE BONDS & NOTES
(Cost: $399,914,761)		379,702,475

ASSET-BACKED SECURITIES – 6.48%
AmeriCredit Automobile
Receivables Trust Series 2007-AX
Class A3
5.19%, 11/06/11	3,899,054	3,815,800
AmeriCredit Prime Automobile
Receivables Series 2007-2-M
Class A2B
2.26%, 11/08/10	1,128,723	1,108,304
Asset Backed Funding Corp. Certificates
Series 2005-OPT1 Class A1SS
0.72%, 07/25/35(b)	3,126,425	2,812,426
Asset Backed Funding Corp. Certificates
Series 2006-OPT2 Class A3B
0.58%, 10/25/36(c)	3,100,000	2,668,170
Bear Stearns Asset Backed
Securities Trust Series 2005-HE7
Class 1A3
0.88%, 07/25/35	3,145,819	3,070,330
Capital One Auto Finance Trust
Series 2006-B Class A3A
5.45%, 02/15/11	1,885,579	1,853,528
Capital One Auto Finance Trust
Series 2007-C Class A2B
1.62%, 05/17/10	447,884	445,972
Carrington Mortgage Loan Trust
Series 2007-FRE1 Class A1
0.59%, 02/25/37	3,962,024	3,107,710

Security	Principal	Value
Countrywide Asset Backed
Certificates Series 2004-10
Class AF4
4.51%, 07/25/32	$2,055,148	$2,034,627
Countrywide Asset Backed
Certificates Series 2006-25
Class 2A1
0.54%, 06/25/37	6,205,498	5,763,350
Fremont Home Loan Trust
Series 2006-3 Class IIA1
0.54%, 02/25/37	2,354,080	2,290,221
GSAMP Trust Series 2007-HE2
Class A2A
0.59%, 03/25/37	4,627,812	3,450,820
Lehman XS Trust Series 2005-4
Class 1A2
0.74%, 10/25/35	4,249,315	4,035,298
Long Beach Mortgage Loan Trust
Series 2005-WL2 Class 3A1
0.65%, 08/25/35	613,138	579,289
Morgan Stanley Home Equity Loan
Trust Series 2006-1 Class A2B
0.67%, 12/25/35	4,860,891	4,328,215
Residential Asset Securities Corp.
Series 2005-KS12 Class A2
0.72%, 01/25/36	6,270,781	5,284,989
Saxon Asset Securities Trust
Series 2005-4 Class A1A
0.70%, 11/25/37	4,865,483	4,097,993
Securitized Asset Backed
Receivables LLC Trust
Series 2005-FR5 Class A1A
0.76%, 08/25/35	4,811,127	4,399,084
Securitized Asset Backed
Receivables LLC Trust
Series 2006-FR3 Class A2
0.61%, 05/25/36	5,305,066	4,615,825
Soundview Home Equity Loan
Trust Series 2006-EQ1 Class A2
0.58%, 10/25/36	4,500,000	4,077,234
Soundview Home Equity Loan Trust
Series 2006-EQ2 Class A1
0.55%, 01/25/37	3,812,297	3,611,943
Structured Asset Investment Loan
Trust Series 2005-11 Class A6
0.69%, 01/25/36	5,570,273	4,270,742
Structured Asset Investment Loan
Trust Series 2006-3 Class A3
0.50%, 06/25/36	599,888	594,087

TOTAL ASSET-BACKED SECURITIES
(Cost: $76,854,721)		72,315,957

63

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 9.56%

MORTGAGE-BACKED SECURITIES – 9.56%
Banc of America Alternative Loan
Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	$2,465,631	$2,357,760
Banc of America Commercial
Mortgage Inc. Series 2006-2
Class A4
5.74%, 05/10/45	3,245,000	2,650,307
Bear Stearns Commercial Mortgage
Securities Series 2007-PWR16
Class A4
5.71%, 06/11/40	3,000,000	2,335,893
Citigroup/Deutsche Bank Commercial
Mortgage Trust Series 2006-CD2
Class A1
5.30%, 01/15/46	5,693,613	5,476,578
Countrywide Alternative Loan Trust
Series 2005-38 Class A3
0.82%, 09/25/35(c)	6,007,051	2,583,032
Credit Suisse First Boston Mortgage
Securities Corp. Series 2004-5
Class 5A1
5.00%, 08/25/19	2,352,650	2,061,509
Eurosail PLC Series 2006-2A
Class A1B
2.05%, 12/15/30(b)	184,770	180,916
GE Capital Commercial Mortgage
Corp. Series 2001-3 Class A1
5.56%, 06/10/38	4,521,466	4,408,706
Greenpoint Mortgage Funding Trust
Series 2007-AR1 Class 2A1A
0.67%, 03/25/47(c)	12,252,359	4,900,944
Greenpoint Mortgage Funding Trust
Series 2007-AR2 Class 1A4A
0.64%, 04/25/47(c)	10,088,069	4,035,228
Holmes Financing PLC Series 2004-8
Class 4A2
4.89%, 07/15/40	2,400,000	2,399,686
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CBX Class A3
4.18%, 01/12/37	1,701,000	1,647,894
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	7,067,695
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8 Class A4
5.40%, 05/15/45	2,535,000	1,933,289
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,932,233	7,919,934

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
Lanark Master Issuer PLC
Series 2007-1A Class 1A1
2.20%, 07/22/32(b)	$1,317,933	$1,306,234
LB-UBS Commercial Mortgage Trust
Series 2002-C4 Class A2
4.02%, 09/15/26	3,164,977	3,116,873
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4
5.16%, 02/15/31	2,800,000	2,222,931
Merrill Lynch Mortgage Trust
Series 2006-C1 Class A1
5.53%, 05/12/39	5,588,863	5,401,407
Merrill Lynch Mortgage Trust
Series 2006-C2 Class A1
5.60%, 08/12/43	3,021,295	2,899,193
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-3 Class A1
4.71%, 07/12/46	2,151,538	2,035,370
Permanent Financing PLC Series 4
Class 3A
2.33%, 03/10/24	4,500,000	4,462,740
Permanent Financing PLC Series 5
Class 3A
2.35%, 06/10/34	5,000,000	4,927,500
Permanent Financing PLC Series 9A
Class A2
2.23%, 03/10/15(b)	6,200,000	6,147,579
Structured Asset Mortgage
Investments Inc. Series 2006-AR6
Class 2A1
0.66%, 07/25/46	10,268,394	4,473,119
Wachovia Bank Commercial
Mortgage Trust Series 2006-C23
Class A5
5.42%, 01/15/45	5,700,000	4,425,105
Washington Mutual Alternative
Mortgage Series 2007-OA4
Class A1A
3.02%, 04/25/47(c)	12,932,664	5,173,065
Washington Mutual Mortgage Pass
Through Certificates
Series 2007-OA6 Class 1A
3.07%, 07/25/47(c)	12,703,927	5,082,563
Wells Fargo Mortgage-Backed
Securities Trust Series 2005-16
Class A2
5.00%, 01/25/36	3,716,892	3,051,338
		106,684,388

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $125,046,054)		106,684,388

64

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(d) – 0.15%
United Mexican States
5.95%, 03/19/19	$1,700,000	$1,710,030

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,696,335)		1,710,030

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 65.88%

MORTGAGE-BACKED SECURITIES – 60.01%
Federal Home Loan Mortgage Corp.
1.40%, 04/15/28	1,289,299	1,284,251
4.28%, 03/01/34	2,760,360	2,720,646
4.34%, 10/01/33	2,599,359	2,570,439
4.50%, 08/01/20	2,955,761	3,033,746
4.50%, 01/01/24(e)	16,000,000	16,352,500
4.62%, 04/01/38	25,788,879	26,049,274
4.77%, 11/01/33	7,895,218	7,853,911
4.87%, 09/01/33	1,384,277	1,360,185
5.00%, 10/01/20	5,349,096	5,505,271
5.00%, 12/15/34	1,496,576	88,940
5.50%, 01/01/24(e)	10,000,000	10,293,750
5.50%, 05/15/24	3,352,125	85,376
5.50%, 03/15/25	1,415,204	43,767
5.50%, 02/15/27	26,382,521	26,998,815
5.50%, 05/15/29	3,755,080	223,705
5.50%, 10/01/32	12,393,176	12,740,831
5.50%, 05/01/34	63,448	65,067
5.50%, 10/01/34	463,808	475,640
5.50%, 01/01/39(e)	28,000,000	28,651,875
5.58%, 01/01/37	4,607,569	4,693,329
5.79%, 06/01/36	6,748,912	7,074,837
6.00%, 12/01/28	3,772,355	3,918,105
6.00%, 09/01/34	1,600,062	1,651,882
6.00%, 01/01/39(e)	32,000,000	32,960,000
6.36%, 11/01/36	9,890,499	10,146,145
6.50%, 05/01/21	1,410	1,476
6.50%, 09/01/21	1,250,387	1,299,203
6.50%, 01/01/36	11,860	12,336
6.50%, 01/01/39(e)	25,000,000	25,960,937
Federal National Mortgage Association
4.03%, 05/01/33	6,225,035	6,019,659
4.19%, 08/01/33	4,778,905	4,718,176
4.43%, 06/01/35	3,367,834	3,379,758
4.49%, 07/01/35	2,138,409	2,157,870
4.50%, 01/01/24(e)	3,850,000	3,933,617
4.50%, 08/01/35	7,724,179	7,842,675
4.54%, 06/01/35	5,989,974	6,015,133
4.60%, 02/01/36	2,588,918	2,548,224
5.00%, 01/01/18	1,007,809	1,043,532
5.00%, 09/01/18	6,668,317	6,883,846
5.00%, 12/01/18	529,162	546,265

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
5.00%, 01/01/19	$457,635	$472,426
5.00%, 06/01/19	1,042,144	1,074,865
5.00%, 08/01/19	547,996	564,681
5.00%, 09/01/19	418,134	430,865
5.00%, 11/01/19	1,066,230	1,098,692
5.00%, 01/01/20	535,112	550,736
5.00%, 05/01/20	5,113,147	5,262,432
5.00%, 06/01/20	482,740	496,835
5.00%, 11/01/33	44,724,610	45,781,737
5.00%, 12/01/33	14,151,355	14,485,842
5.00%, 03/01/34	7,130,072	7,298,601
5.00%, 07/01/35	2,370,893	2,380,470
5.00%, 09/01/35	360,888	368,967
5.09%, 10/01/33	17,022,381	17,107,567
5.10%, 04/01/37	1,714,539	1,733,015
5.11%, 01/01/36	3,897,216	3,938,469
5.25%, 05/01/35	1,765,079	1,780,443
5.26%, 01/01/35	3,256,825	3,270,842
5.45%, 01/01/37	2,370,353	2,376,868
5.50%, 09/01/19	3,547,373	3,665,957
5.50%, 10/01/19	2,461,366	2,543,646
5.50%, 07/01/33	25,977,221	26,692,702
5.50%, 01/01/34	5,878,060	6,039,957
5.50%, 07/01/34	9,891,947	10,158,214
5.50%, 02/01/35	4,193,021	4,305,888
5.50%, 03/01/35	976,488	1,002,162
5.50%, 09/01/36	11,963,507	12,293,013
5.50%, 12/01/36	5,068,164	5,201,419
5.50%, 01/01/39(e)	15,000,000	15,375,000
6.00%, 02/25/27	2,231,967	2,278,745
6.00%, 03/01/33	568,597	587,190
6.00%, 08/01/34	269,360	277,957
6.00%, 12/01/36	1,651,776	1,702,015
6.00%, 01/01/39(e)	125,200,000	128,877,750
6.03%, 09/01/36	1,676,658	1,719,058
6.50%, 01/01/39(e)	5,000,000	5,192,188
Government National Mortgage Association
5.50%, 06/15/34	1,434,277	1,481,445
6.00%, 01/01/39(e)	40,000,000	41,262,500
6.50%, 01/01/39(e)	9,000,000	9,348,750
		669,684,903

U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.59%
Federal Home Loan Mortgage Corp.
4.88%, 06/13/18(a)	9,500,000	10,918,255
5.00%, 04/18/17(a)	31,000,000	35,440,812
5.13%, 11/17/17	6,000,000	6,951,930
Federal National Mortgage Association
6.25%, 02/01/11	8,500,000	9,006,966
		62,317,963

65

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares or Principal	Value

U.S. GOVERNMENT OBLIGATIONS – 0.28%
U.S. Treasury Bonds
6.13%, 08/15/29(f)	$700,000	$1,027,468
U.S. Treasury Notes
3.13%, 04/15/09(f)	605,000	610,034
4.00%, 02/15/14(f)	1,350,000	1,530,141
		3,167,643

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $720,352,066)		735,170,509

SHORT-TERM INVESTMENTS – 15.81%

MONEY MARKET FUNDS – 15.81%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(g)(h)(i)	169,933,397	169,933,397
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(g)(h)(i)	6,443,317	6,443,317
		176,376,714

TOTAL SHORT-TERM INVESTMENTS
(Cost: $176,376,714)		176,376,714

TOTAL INVESTMENTS IN SECURITIES – 131.91%
(Cost: $1,500,240,651)		1,471,960,073

Other Assets, Less Liabilities – (31.91)%		(356,057,542)

NET ASSETS – 100.00%		$1,115,902,531

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Investments are denominated in U.S. dollars.
(e)	To-be-announced (TBA). See Note 1.
(f)	All or a portion of this U.S. Treasury Bond or Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(g)	Affiliated issuer. See Note 2.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.
(i)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

As of December 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2-Year U.S Treasury Notes (April 2009)	(383)	$(83,517,938)	$(321,178)
5-Year U.S. Treasury Notes (April 2009)	(957)	(113,935,336)	(3,073,252)
10-Year U.S. Treasury Notes (March 2009)	351	44,138,250	632,370
30-Year U.S. Treasury Bonds (March 2009)	355	49,006,641	2,667,589

		$(104,308,383)	$(94,471)

As of December 31, 2008, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 11/13/08 to pay 3.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/13.	$27,066,760	$2,157,996
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wachovia Corp. 3.63% due 2/17/09. Expiring 9/20/13.	500,000	(136,853)
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wachovia Corp. 3.63% due 2/17/09. Expiring 12/20/13.	500,000	(142,927)

66

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with Deutsche Bank AG dated 9/19/08 to receive 3.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of General Electric Capital Corp. 6.00% due 6/15/12. Expiring 12/20/13.	$4,000,000	$(71,082)
Agreement with Goldman Sachs International Ltd. dated 3/20/08 to pay 1.55% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North America Investment Grade. Expiring 6/20/13.	4,636,000	106,611
Agreement with Goldman Sachs International Ltd. dated 9/20/08 to pay 1.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North America Investment Grade. Expiring 12/20/13.	23,000,000	473,138
Agreement with JPMorgan Chase Bank N.A. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	316,675
Agreement with JPMorgan Chase Bank N.A. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	387,561
Agreement with JPMorgan Chase Bank N.A. dated 10/24/08 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of SLM Corp. 5.13% due 8/27/12. Expiring 12/20/13.	900,000	(88,772)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with Merrill Lynch International dated 10/8/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North America High Yield. Expiring 12/20/13.	$15,250,000	$3,114,267

	$81,352,760	$6,116,614

Interest-Rate Swaps
Agreement with Bank of America N.A. dated 9/15/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/21/27.	$4,100,000	$1,313,522
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	9,000,000	576,229
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	871,220
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 1/16/09.	10,000,000	(1,270,623)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(441,458)
Agreement with Deutsche Bank AG dated 10/3/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.94%. Expiring 1/12/09.	30,000,000	2,468,695

67

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with Goldman Sachs International Ltd. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	$2,400,000	$(215,581)
Agreement with Goldman Sachs International Ltd. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	(925,895)
Agreement with Goldman Sachs International Ltd. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 10/17/11.	1,250,000	(119,257)
Agreement with Goldman Sachs International Ltd. dated 9/25/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.11%. Expiring 9/29/13.	79,000,000	7,101,497
Agreement with Goldman Sachs International Ltd. dated 10/7/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.60%. Expiring 10/9/13.	77,500,000	5,174,708
Agreement with Goldman Sachs International Ltd. dated 10/7/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 2.82%. Expiring 10/9/10.	91,600,000	2,098,228
Agreement with Goldman Sachs International Ltd. dated 10/7/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.90%. Expiring 10/9/15.	21,700,000	(2,110,593)
Agreement with Goldman Sachs International Ltd. dated 10/29/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 2.69%. Expiring 10/31/10.	85,000,000	1,674,497

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with JPMorgan Chase Bank N.A. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	$2,000,000	$685,111
Agreement with JPMorgan Chase Bank N.A. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(92,014)
Agreement with JPMorgan Chase Bank N.A. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/16/11.	10,700,000	(840,900)
Agreement with JPMorgan Chase Bank N.A. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10.	14,000,000	(677,860)
Agreement with UBS AG dated 7/1/08 paying the notional amount multiplied by three-month LIBOR rate and receiving a fixed rate of 4.72%. Expiring 7/3/18.	15,000,000	(2,806,111)
Agreement with UBS AG dated 7/24/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.73%. Expiring 7/30/18.	9,000,000	(1,684,884)

	$483,750,000	$10,778,531

The accompanying notes are an integral part of these financial statements.

68

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2008

LifePath Retirement Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$154,110,053	60.77%
Domestic Equity	64,042,282	25.25
Foreign Equity	32,011,166	12.62
Short-Term and Other Net Assets	3,440,117	1.36

TOTAL	$253,603,618	100.00%

LifePath 2010 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$406,278,112	57.31%
Domestic Equity	195,221,275	27.54
Foreign Equity	98,268,167	13.86
Short-Term and Other Net Assets	9,184,751	1.29

TOTAL	$708,952,305	100.00%

LifePath 2020 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$510,311,426	40.97%
Domestic Fixed Income	459,927,415	36.92
Foreign Equity	265,879,275	21.34
Short-Term and Other Net Assets	9,552,696	0.77

TOTAL	$1,245,670,812	100.00%

LifePath 2030 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$483,549,581	50.78%
Foreign Equity	252,038,896	26.47
Domestic Fixed Income	209,633,360	22.02
Short-Term and Other Net Assets	6,959,197	0.73

TOTAL	$952,181,034	100.00%

LifePath 2040 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$422,080,402	58.58%
Foreign Equity	221,920,400	30.80
Domestic Fixed Income	70,645,271	9.80
Short-Term and Other Net Assets	5,893,264	0.82

TOTAL	$720,539,337	100.00%

LifePath 2050 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$4,585,351	66.50%
Foreign Equity	2,358,462	34.20
Domestic Fixed Income	56,678	0.82
Short-Term and Other Net Assets	(105,191)	(1.52)

TOTAL	$6,895,300	100.00%

Active Stock Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$347,412,960	27.77%
Financial	167,479,945	13.39
Energy	160,842,132	12.86
Industrial	137,586,188	11.00
Technology	128,709,046	10.29
Communications	123,688,907	9.89
Consumer Cyclical	89,028,580	7.12
Utilities	55,792,727	4.46
Basic Materials	23,151,029	1.85
Futures Contracts	379,313	0.03
Short-Term and Other Net Assets	16,915,987	1.34

TOTAL	$1,250,986,814	100.00%

CoreAlpha Bond Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$776,369,291	69.57%
Financial	140,993,507	12.63
Asset-Backed Securities	72,315,957	6.48
Communications	65,696,966	5.89
U.S. Government & Agency	65,485,606	5.87
Consumer Non-Cyclical	42,750,737	3.83
Utilities	37,851,176	3.39
Energy	30,583,034	2.74
Consumer Cyclical	17,962,381	1.61
Technology	17,623,372	1.58
Industrial	15,279,777	1.37
Basic Materials	10,961,525	0.98
Foreign Government Obligations	1,710,030	0.15
Futures Contracts	(94,471)	(0.01)
Swap Agreements	16,895,146	1.51
Short-Term and Other Net Assets	(196,481,503)	(17.59)

TOTAL	$1,115,902,531	100.00%

These tables are not part of the financial statements.

69

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio
ASSETS
Investments, at cost:
Affiliated issuers (Note 2)	$117,522,143	$355,089,791	$735,693,438	$669,650,741

Total cost of investments	$117,522,143	$355,089,791	$735,693,438	$669,650,741

Investments, at fair value (including securities on loan(a)) (Note 1):
Affiliated issuers (Note 2)	$100,307,467	$301,468,219	$589,017,246	$519,367,096
Affiliated Master Portfolios	175,684,145	483,591,030	774,236,143	545,753,568

Total fair value of investments	275,991,612	785,059,249	1,363,253,389	1,065,120,664
Receivables:
Investment securities sold	3,722,537	8,474,623	7,385,501	6,897,873
Dividends and interest	11,779	45,689	102,599	88,748
Contributions	2,685,451	7,843,952	7,000,000	5,000,000

Total Assets	282,411,379	801,423,513	1,377,741,489	1,077,107,285

LIABILITIES
Payables:
Investment securities purchased	3,788,863	10,632,050	7,666,822	10,325,655
Collateral for securities on loan (Note 4)	25,002,689	81,816,135	124,018,956	112,721,369
Investment advisory fees (Note 2)	2,835	9,249	14,061	9,642
Withdrawals	—	—	356,588	1,855,580
Accrued expenses:
Professional fees (Note 2)	13,374	13,774	14,250	14,005

Total Liabilities	28,807,761	92,471,208	132,070,677	124,926,251

NET ASSETS	$253,603,618	$708,952,305	$1,245,670,812	$952,181,034

(a)	Securities on loan with market values of $24,804,400, $81,475,145, $123,677,327 and $112,457,562, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

70

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2008

	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
ASSETS
Investments, at cost:
Affiliated issuers (Note 2)	$593,920,126	$5,020,839

Total cost of investments	$593,920,126	$5,020,839

Investments, at fair value (including securities on loan(a)) (Note 1):
Affiliated issuers (Note 2)	$453,790,455	$4,186,588
Affiliated Master Portfolios	384,238,168	3,386,290

Total fair value of investments	838,028,623	7,572,878
Receivables:
Investment securities sold	5,388,673	117,964
Dividends and interest	73,902	235
Due from investment adviser	—	2,094
Contributions	4,500,000	—

Total Assets	847,991,198	7,693,171

LIABILITIES
Payables:
Investment securities purchased	9,700,663	336,573
Collateral for securities on loan (Note 4)	116,870,993	330,144
Investment advisory fees (Note 2)	6,641	—
Withdrawals	859,718	117,964
Accrued expenses:
Professional fees (Note 2)	13,846	13,190

Total Liabilities	127,451,861	797,871

NET ASSETS	$720,539,337	$6,895,300

(a)	Securities on loan with market values of $116,310,876 and $327,228, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

71

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2008

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,634,322,442	$1,323,863,937
Affiliated issuers (Note 2)	232,379,204	176,376,714

Total cost of investments	$1,866,701,646	$1,500,240,651

Investments in securities, at fair value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$1,237,333,046	$1,295,583,359
Affiliated issuers (Note 2)	232,379,204	176,376,714

Total fair value of investments	1,469,712,250	1,471,960,073
Credit default swaps at fair value (Premiums paid $– and $5,026,929, respectively)	—	6,276,468
Receivables:
Investment securities sold	142,776	171,010,072
Dividends and interest	2,603,924	9,021,435
Due from broker – swaps collateral	—	760,794
Due from broker – variation margin	398,808	—
Collateral for open futures contracts	—	1,553,000
Open interest-rate swap contracts (Note 1)	—	10,378,969

Total Assets	1,472,857,758	1,670,960,811

LIABILITIES
Payables:
Investment securities purchased	14,931,575	487,728,893
Due to broker – variation margin	—	1,173,836
Collateral for securities on loan (Note 4)	206,616,859	42,432,190
Due to broker – swaps collateral	—	23,214,207
Credit default swaps at fair value (Premiums received $– and $1,562,477, respectively)	—	159,854
Investment advisory fees (Note 2)	203,670	232,060
Administration fees (Note 2)	96,483	87,602
Accrued expenses:
Professional fees (Note 2)	22,357	29,638

Total Liabilities	221,870,944	555,058,280

NET ASSETS	$1,250,986,814	$1,115,902,531

(a)	Securities on loan with market values of $204,392,399 and $40,968,789, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

72

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2008

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio
NET INVESTMENT INCOME
Dividends from affiliated issuers (Note 2)	$3,146,981	$8,926,393	$17,140,354	$13,411,005
Dividends allocated from Master Portfolios	1,193,447	3,861,836	10,984,204	10,576,468
Interest from affiliated issuers (Note 2)	30,056	57,344	117,086	97,711
Interest allocated from Master Portfolios	7,938,186	20,729,929	24,840,950	11,701,282
Securities lending income from affiliated issuers (Note 2)	135,628	414,127	1,017,245	879,025
Expenses allocated from Master Portfolios(a)	(761,927)	(2,098,314)	(3,438,743)	(2,396,602)

Total investment income	11,682,371	31,891,315	50,661,096	34,268,889

EXPENSES (Note 2)
Investment advisory fees	1,069,043	3,020,218	5,546,446	4,238,541
Professional fees	13,570	14,370	15,468	15,044
Independent trustees’ fees	3,104	8,877	16,479	12,526

Total expenses	1,085,717	3,043,465	5,578,393	4,266,111
Less expense reductions (Note 2)	(1,029,860)	(2,892,203)	(5,351,012)	(4,118,453)

Net expenses	55,857	151,262	227,381	147,658

Net investment income	11,626,514	31,740,053	50,433,715	34,121,231

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	10,563	33,612	76,867	37,789
Net realized loss from sale of investments in affiliated issuers (Note 2)	(5,072,919)	(9,674,240)	(21,329,230)	(20,457,823)
Net realized loss allocated from Master Portfolios	(9,124,697)	(25,750,355)	(76,895,861)	(78,271,648)
Net change in unrealized appreciation (depreciation) of investments	(26,939,972)	(89,408,256)	(229,338,830)	(212,788,718)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(17,656,943)	(58,717,893)	(151,771,453)	(140,315,440)

Net realized and unrealized loss	(58,783,968)	(183,517,132)	(479,258,507)	(451,795,840)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(47,157,454)	$(151,777,079)	$(428,824,792)	$(417,674,609)

(a)	Net of fee reductions of $22,644, $69,690, $175,183 and $161,188, respectively.

The accompanying notes are an integral part of these financial statements.

73

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2008

	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio(a)
NET INVESTMENT INCOME
Dividends from affiliated issuers (Note 2)	$10,026,251	$37,905
Dividends allocated from Master Portfolios	9,243,913	28,565
Interest from affiliated issuers (Note 2)	79,904	1,262
Interest allocated from Master Portfolios	4,410,063	2,608
Securities lending income from affiliated issuers (Note 2)	755,421	354
Expenses allocated from Master Portfolios(b)	(1,658,394)	(3,505)

Total investment income	22,857,158	67,189

EXPENSES (Note 2)
Investment advisory fees	3,162,815	7,667
Professional fees	14,673	13,190
Independent trustees’ fees	9,220	—

Total expenses	3,186,708	20,857
Less expense reductions (Note 2)	(3,099,126)	(20,546)

Net expenses	87,582	311

Net investment income	22,769,576	66,878

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	53,590	—
Net realized loss from sale of investments in affiliated issuers (Note 2)	(20,160,432)	(8,112)
Net realized loss allocated from Master Portfolios	(70,628,209)	(227,779)
Net change in unrealized appreciation (depreciation) of investments	(181,983,130)	(834,251)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(120,819,335)	(528,873)

Net realized and unrealized loss	(393,537,516)	(1,599,015)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(370,767,940)	$(1,532,137)

(a)	For the period from June 30, 2008 (commencement of operations) to December 31, 2008.
(b)	Net of fee reductions of $137,885 and $469, respectively.

The accompanying notes are an integral part of these financial statements.

74

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2008

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$35,888,433	$—
Interest from unaffiliated issuers	44,841	61,095,872
Interest from affiliated issuers (Note 2)	941,932	6,226,347
Securities lending income from affiliated issuers (Note 2)	782,395	531,636

Total investment income	37,657,601	67,853,855

EXPENSES
Investment advisory fees (Note 2)	4,120,777	3,507,984
Administration fees (Note 2)	1,648,311	1,403,194
Professional fees (Note 2)	23,528	30,769
Independent trustees’ fees (Note 2)	17,514	14,257
Interest expense on securities sold short	—	158,210

Total expenses	5,810,130	5,114,414
Less expense reductions (Note 2)	(522,034)	(45,026)

Net expenses	5,288,096	5,069,388

Net investment income	32,369,505	62,784,467

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(240,326,699)	(16,019,004)
Net realized loss on futures contracts	(15,732,977)	(1,766,787)
Net realized loss on sale of securities sold short	—	(88,691)
Net realized gain on swap contracts	—	13,035,606
Net change in unrealized appreciation (depreciation) of investments	(472,407,881)	(29,591,907)
Net change in unrealized appreciation (depreciation) of futures contracts	1,026,358	12,949
Net change in unrealized appreciation (depreciation) of securities sold short	—	(163,281)
Net change in unrealized appreciation (depreciation) of swap contracts	—	11,313,841

Net realized and unrealized loss	(727,441,199)	(23,267,274)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(695,071,694)	$39,517,193

The accompanying notes are an integral part of these financial statements.

75

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$11,626,514	$11,318,936	$31,740,053	$32,997,495
Net realized gain (loss)	(14,187,053)	4,275,465	(35,390,983)	21,249,163
Net change in unrealized appreciation (depreciation)	(44,596,915)	(1,925,595)	(148,126,149)	(14,434,220)

Net increase (decrease) in net assets resulting from operations	(47,157,454)	13,668,806	(151,777,079)	39,812,438

Interestholder transactions:
Contributions	123,355,314	158,701,423	259,286,260	383,762,831
Withdrawals	(154,327,624)	(100,915,531)	(396,966,875)	(212,145,818)

Net increase (decrease) in net assets resulting from interestholder transactions	(30,972,310)	57,785,892	(137,680,615)	171,617,013

Increase (decrease) in net assets	(78,129,764)	71,454,698	(289,457,694)	211,429,451

NET ASSETS:
Beginning of year	331,733,382	260,278,684	998,409,999	786,980,548

End of year	$253,603,618	$331,733,382	$708,952,305	$998,409,999

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$50,433,715	$49,564,927	$34,121,231	$31,393,375
Net realized gain (loss)	(98,148,224)	51,503,748	(98,691,682)	42,194,986
Net change in unrealized appreciation (depreciation)	(381,110,283)	(45,151,495)	(353,104,158)	(43,158,454)

Net increase (decrease) in net assets resulting from operations	(428,824,792)	55,917,180	(417,674,609)	30,429,907

Interestholder transactions:
Contributions	466,911,021	694,165,722	401,789,907	582,096,808
Withdrawals	(620,303,397)	(313,348,217)	(425,112,568)	(207,988,660)

Net increase (decrease) in net assets resulting from interestholder transactions	(153,392,376)	380,817,505	(23,322,661)	374,108,148

Increase (decrease) in net assets	(582,217,168)	436,734,685	(440,997,270)	404,538,055

NET ASSETS:
Beginning of year	1,827,887,980	1,391,153,295	1,393,178,304	988,640,249

End of year	$1,245,670,812	$1,827,887,980	$952,181,034	$1,393,178,304

The accompanying notes are an integral part of these financial statements.

76

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

		LifePath 2040 Master Portfolio		LifePath 2050 Master Portfolio
		For the year ended December 31, 2008	For the year ended December 31, 2007	For the period June 30, 2008(a) to December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income		$22,769,576	$19,675,256	$66,878
Net realized gain (loss)		(90,735,051)	33,988,595	(235,891)
Net change in unrealized appreciation (depreciation)		(302,802,465)	(38,234,867)	(1,363,124)

Net increase (decrease) in net assets resulting from operations		(370,767,940)	15,428,984	(1,532,137)

Interestholder transactions:
Contributions		353,484,261	484,838,269	8,619,796
Withdrawals		(285,117,887)	(185,593,608)	(192,359)

Net increase in net assets resulting from interestholder transactions		68,366,374	299,244,661	8,427,437

Increase (decrease) in net assets		(302,401,566)	314,673,645	6,895,300

NET ASSETS:
Beginning of period		1,022,940,903	708,267,258	—

End of period		$720,539,337	$1,022,940,903	$6,895,300

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$32,369,505	$31,386,401	$62,784,467	$68,999,403
Net realized gain (loss)	(256,059,676)	101,805,948	(4,838,876)	(14,849,096)
Net change in unrealized appreciation (depreciation)	(471,381,523)	(130,243,678)	(18,428,398)	13,964,579

Net increase (decrease) in net assets resulting from operations	(695,071,694)	2,948,671	39,517,193	68,114,886

Interestholder transactions:
Contributions	459,317,337	698,360,067	383,150,603	528,768,499
Withdrawals	(598,773,276)	(177,734,195)	(786,653,367)	(199,463,310)

Net increase (decrease) in net assets resulting from interestholder transactions	(139,455,939)	520,625,872	(403,502,764)	329,305,189

Increase (decrease) in net assets	(834,527,633)	523,574,543	(363,985,571)	397,420,075

NET ASSETS:
Beginning of year	2,085,514,447	1,561,939,904	1,479,888,102	1,082,468,027

End of year	$1,250,986,814	$2,085,514,447	$1,115,902,531	$1,479,888,102

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

77

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”). The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

Each of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity securities, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolios. The Master Portfolios consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

78

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities and certain U.S. government securities. The Master Portfolios do not adjust the quoted price for such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

Derivative instruments can be exchange-traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 of the fair value hierarchy.

OTC derivatives, including forwards, credit default swaps, total return swaps, and interest rate swaps, are valued by the CoreAlpha Bond Master Portfolio using observable inputs, such as quotations received from the counterparty, dealers or brokers, whenever available and considered reliable. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in the instrument as well as the availability and reliability of observable inputs. Such inputs may include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. In circumstances where the CoreAlpha Bond Master Portfolio has used a quotation provided by a counterparty or dealer for an OTC derivative, but cannot verify the model value through alternative sources, it is possible that a different valuation model could produce a materially different estimate of fair value.

Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they may also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the CoreAlpha Bond Master Portfolio updates the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

79

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

The following tables summarize the inputs used in valuing the Master Portfolios’ investments as of December 31, 2008:

Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
LifePath Retirement	$100,307,467	$175,684,145	$—	$275,991,612
LifePath 2010	301,468,219	483,591,030	—	785,059,249
LifePath 2020	589,017,246	774,236,143	—	1,363,253,389
LifePath 2030	519,367,096	545,753,568	—	1,065,120,664
LifePath 2040	453,790,455	384,238,168	—	838,028,623
LifePath 2050	4,186,588	3,386,290	—	7,572,878
Active Stock	1,469,712,250	—	—	1,469,712,250
CoreAlpha Bond	179,544,357	1,265,441,464	26,974,252	1,471,960,073

Other Financial Instruments(a)
Master Portfolio	Level 1	Level 2	Level 3	Total
Active Stock	$379,313	$—	$—	$379,313
CoreAlpha Bond	(94,471)	16,895,146	—	16,800,675

(a)	Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value of the CoreAlpha Bond Master Portfolio for the year ended December 31, 2008:

Balance at Beginning of Year	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Year
$98,570,544	$(5,001,347)	$(9,667,048)	$(42,312,102)	$(14,615,795)	$26,974,252	$(10,432,482)

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of December 31, 2008, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.54%	11.77%
LifePath 2010	11.04	30.96
LifePath 2020	30.29	35.43
LifePath 2030	29.15	16.22
LifePath 2040	25.71	5.61
LifePath 2050	0.27	0.01

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the LifePath and Active Stock Master Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

80

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
LifePath Retirement(a)	$119,369,787	$—	$(19,062,320)	$(19,062,320)
LifePath 2010(a)	359,159,670	—	(57,691,451)	(57,691,451)
LifePath 2020(a)	747,089,038	—	(158,071,792)	(158,071,792)
LifePath 2030(a)	680,432,744	—	(161,065,648)	(161,065,648)
LifePath 2040(a)	606,219,225	—	(152,428,770)	(152,428,770)
LifePath 2050(a)	5,028,951	—	(842,363)	(842,363)
Active Stock	1,973,712,539	24,798,182	(528,798,471)	(504,000,289)
CoreAlpha Bond	1,500,811,377	25,778,385	(54,629,689)	(28,851,304)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, as applicable, and has determined that no provision for income tax is required in the Master Portfolios’financial statements.

FUTURES CONTRACTS

The Active Stock and CoreAlpha Bond Master Portfolios may enter into futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually transacting in the commodities or financial instruments. A futures contract is an agreement between two parties to buy and sell a particular commodity or financial instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid

81

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of December 31, 2008, the Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Bonds and Notes with face amounts of $3,650,000 and $2,655,000, respectively, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

SWAP TRANSACTIONS

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps as well as structured credit instruments, including but not limited to ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes, which are comprised of credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, an Underling Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Details of interest-rate swaps held by the Master Portfolio as of December 31, 2008 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay

82

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BGFA’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of December 31, 2008 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the transaction.

Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

In an attempt to increase the liquidity of credit default swaps, numerous credit default swaps may also be aggregated into structured credit instruments based on indexes such as the ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes. In addition to the risks generally associated with credit default swaps, these structured credit instruments carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) structured credit instruments may be organized into tranches, with subordinate tranches facing increased exposure to adverse events; (vi) the market for structured credit instruments may become illiquid; and (vii) structured credit instruments may give rise to disputes with the issuer or unexpected investment results.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the

83

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. As of December 31, 2008, the Master Portfolio did not hold any swaptions.

The Master Portfolios adopted FASB Staff Position No. 133-1, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 (“FSP”).” The FSP requires enhanced transparency of the effect of credit derivatives and guarantees on the Master Portfolio’s financial position, financial performance and cash flows and is effective for fiscal years ending after November 15, 2008. The FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and requires additional disclosures regarding credit derivatives with sold protection.

The following table summarizes the open credit default swap agreements with sold protection for the CoreAlpha Bond Master Portfolio as of December 31, 2008:

Counterparty	Security Deliverable on Default	Currency	Expiration Date	Receive Fixed Rate	Notional Amount	Maximum Potential Amount of Future Payments by the Master Portfolio Under the Contract	Fair Value(a)
Deutsche Bank AG	General Electric
	Capital Corp	USD	12/20/13	3.25%	$4,000,000	$4,000,000	$(71,082)
JPMorgan Chase Bank N.A.	SLM Corp	USD	12/20/13	5.00%	900,000	900,000	(88,772)

						$4,900,000	$(159,854)

(a)	Valued at the unrealized appreciation (depreciation) of the credit default swaps.

The Master Portfolio entered into the above two credit default swaps to simulate long bond positions that are unavailable in the bond market. These are bilateral contracts between the counterparty and the Master Portfolio; as a result, there were no recourse provisions that would enable the Master Portfolio to recover from third parties any of the amounts paid under these credit default swaps.

SHORT SALES

The Active Stock and CoreAlpha Bond Master Portfolios may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of the short positions held by the Master Portfolios as of December 31, 2008, if any, are included in the Schedules of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

84

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

For its investment advisory services to each Master Portfolio, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets of each Master Portfolio as follows:

Master Portfolio	Investment Advisory Fee
LifePath Retirement	0.35%
LifePath 2010	0.35
LifePath 2020	0.35
LifePath 2030	0.35
LifePath 2040	0.35
LifePath 2050	0.35
Active Stock	0.25
CoreAlpha Bond	0.25

BGFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2009.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA waived and/or credited investment advisory fees as follows:

Master Portfolio	Investment Advisory Fees Waived/Credited
LifePath Retirement	$1,029,860
LifePath 2010	2,892,203
LifePath 2020	5,351,012
LifePath 2030	4,118,453
LifePath 2040	3,099,126
LifePath 2050	20,546

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI has agreed to bear all costs of each of these Master Portfolios, excluding, generally, investment advisory fees, administration fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio.

With respect to the independent expenses discussed above, BGI has contractually agreed to provide an offsetting credit against the administration fees paid by these Master Portfolios in an amount equal to the independent expenses through April 30, 2009. Effective October 2, 2007, BGI began voluntarily waiving a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios. This arrangement is voluntary and may be terminated by BGI at any time. During the period from July 3, 2008 through July 15, 2008, BGFA voluntarily waived a portion of its investment advisory fees payable by the Active Stock

85

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Master Portfolio which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, will have a favorable impact on the Master Portfolio’s performance. For the year ended December 31, 2008, BGI credited and/or waived fees of $45,026 for the CoreAlpha Bond Master Portfolio and BGI and BGFA credited and/or waived fees of $522,034 for the Active Stock Master Portfolio.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

For the year ended December 31, 2008, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$135,628
LifePath 2010	414,127
LifePath 2020	1,017,245
LifePath 2030	879,025
LifePath 2040	755,421
LifePath 2050	354
Active Stock	782,395
CoreAlpha Bond	531,636

Cross trades for the year ended December 31, 2008, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The LifePath Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the LifePath Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

86

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the year ended December 31, 2008.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
LifePath Retirement
iShares Barclays TIPS Bond Fund	294	40	105	229	$22,771,511	$1,666,356	$68,292
iShares Cohen & Steers Realty Majors Index Fund	105	45	109	41	1,827,859	145,352	(1,397,171)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	184	64	120	2,628,119	84,421	(983,530)
iShares MSCI Canada Index Fund	66	55	13	108	1,890,440	47,462	(124,370)
iShares MSCI EAFE Index Fund	331	224	111	444	19,923,716	765,414	(1,300,785)
iShares MSCI EAFE Small Cap Index Fund	—	96	5	91	2,327,064	19,286	(78,679)
iShares MSCI Emerging Markets Index Fund(a)	129	124	43	210	5,241,827	154,833	(781,929)
iShares S&P MidCap 400 Index Fund	138	134	48	224	11,973,436	194,180	(393,958)
iShares S&P SmallCap 600 Index Fund	90	64	20	134	5,895,384	69,677	(80,789)

					$74,479,356	$3,146,981	$(5,072,919)

LifePath 2010
iShares Barclays TIPS Bond Fund	782	92	261	613	$60,787,080	$4,333,573	$212,835
iShares Cohen & Steers Realty Majors Index Fund	375	105	344	136	5,994,166	464,834	(4,126,681)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	564	163	401	8,772,571	259,927	(2,488,709)
iShares MSCI Canada Index Fund	239	133	38	334	5,813,550	142,674	(222,282)
iShares MSCI EAFE Index Fund	1,152	585	373	1,364	61,183,790	2,378,375	129,766
iShares MSCI EAFE Small Cap Index Fund	—	282	15	267	6,855,700	57,618	(287,669)
iShares MSCI Emerging Markets Index Fund(a)	474	264	112	626	15,642,556	494,146	(2,019,308)
iShares S&P MidCap 400 Index Fund	468	303	137	634	33,915,719	585,197	(616,864)
iShares S&P SmallCap 600 Index Fund	283	172	64	391	17,211,392	210,049	(255,328)

					$216,176,524	$8,926,393	$(9,674,240)

87

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
LifePath 2020
iShares Barclays TIPS Bond Fund	888	122	359	651	$64,572,987	$5,012,160	$135,919
iShares Cohen & Steers Realty Majors Index Fund	1,004	295	831	468	20,661,572	1,281,939	(8,184,851)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,528	91	1,437	31,410,984	706,294	(1,410,454)
iShares MSCI Canada Index Fund	620	324	80	864	15,065,551	364,085	(37,844)
iShares MSCI EAFE Index Fund	2,992	1,437	851	3,578	160,553,699	6,406,519	(5,756,384)
iShares MSCI EAFE Small Cap Index Fund	—	699	—	699	17,977,795	142,640	—
iShares MSCI Emerging Markets Index Fund(a)	1,192	727	282	1,637	40,871,246	1,312,029	(3,887,461)
iShares S&P MidCap 400 Index Fund	1,150	588	321	1,417	75,757,471	1,412,907	(1,424,496)
iShares S&P SmallCap 600 Index Fund	702	255	161	796	35,010,668	501,781	(763,659)

					$461,881,973	$17,140,354	$(21,329,230)

LifePath 2030
iShares Barclays TIPS Bond Fund	373	91	176	288	$28,611,388	$2,142,580	$(95,334)
iShares Cohen & Steers Realty Majors Index Fund	935	294	748	481	21,241,170	1,213,093	(6,628,262)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,475	—	1,475	32,238,844	675,038	—
iShares MSCI Canada Index Fund	574	290	70	794	13,846,427	336,266	(64,125)
iShares MSCI EAFE Index Fund	2,783	1,250	662	3,371	151,249,456	5,968,835	(5,898,213)
iShares MSCI EAFE Small Cap Index Fund	—	643	—	643	16,527,236	131,131	—
iShares MSCI Emerging Markets Index Fund(a)	1,115	666	252	1,529	38,176,933	1,202,372	(3,459,787)
iShares S&P MidCap 400 Index Fund	1,033	397	202	1,228	65,651,339	1,285,056	(2,168,910)
iShares S&P SmallCap 600 Index Fund	628	345	247	726	31,925,476	456,634	(2,143,192)

					$399,468,269	$13,411,005	$(20,457,823)

88

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
LifePath 2040
iShares Barclays TIPS Bond Fund	—	119	38	81	$8,005,393	$312,547	$(396,286)
iShares Cohen & Steers Realty Majors Index Fund	805	261	618	448	19,794,407	1,068,025	(5,937,966)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,327	—	1,327	28,999,432	598,962	—
iShares MSCI Canada Index Fund	479	369	150	698	12,163,003	280,485	(254,377)
iShares MSCI EAFE Index Fund	2,356	1,147	539	2,964	133,015,544	5,151,115	(5,793,101)
iShares MSCI EAFE Small Cap Index Fund	—	563	—	563	14,473,342	111,543	—
iShares MSCI Emerging Markets Index Fund(a)	937	626	231	1,332	33,269,079	1,030,280	(2,815,897)
iShares S&P MidCap 400 Index Fund	853	409	248	1,014	54,200,849	1,084,195	(3,582,666)
iShares S&P SmallCap 600 Index Fund	525	290	213	602	26,486,856	389,099	(1,380,139)

					$330,407,905	$10,026,251	$(20,160,432)

LifePath 2050
iShares Cohen & Steers Realty Majors Index Fund	—	3	—	3	$134,660	$1,810	$—
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	9	—	9	197,877	2,423	(3,873)
iShares MSCI Canada Index Fund	—	8	—	8	142,508	2,313	—
iShares MSCI EAFE Index Fund	—	33	—	33	1,493,094	16,356	(2,804)
iShares MSCI EAFE Small Cap Index Fund	—	6	—	6	150,558	1,174	—
iShares MSCI Emerging Markets Index Fund(a)	—	15	—	15	374,425	4,552	(1,435)
iShares S&P MidCap 400 Index Fund	—	14	—	14	753,679	6,741	—
iShares S&P SmallCap 600 Index Fund	—	8	—	8	367,400	2,536	—

					$3,614,201	$37,905	$(8,112)

(a)	Shares were adjusted to reflect a three-for-one stock split effective July 24, 2008.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

89

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the year ended December 31, 2008 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$—	$—	$48,587,230	$33,585,752
LifePath 2010	—	—	123,019,292	99,799,276
LifePath 2020	—	—	288,049,710	205,581,035
LifePath 2030	—	—	259,809,519	160,878,807
LifePath 2040	—	—	246,678,185	130,843,093
LifePath 2050	—	—	4,475,318	17,639
Active Stock	—	—	1,598,346,663	1,588,736,737
CoreAlpha Bond	4,578,415,017	4,702,983,983	580,896,916	597,037,265

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of December 31, 2008, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of December 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the Master Portfolios’ financial statement disclosures.

90

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

6.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2008(a)		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(b)
LifePath Retirement
Ratio of expenses to average net assets(c)	0.27%		0.27%	0.28%	0.31%	0.31%
Ratio of expenses to average net assets prior to expense reductions(d)	0.61%		0.61%	0.61%	0.65%	0.60%
Ratio of net investment income to average net assets(c)	3.81%		3.87%	3.80%	3.24%	2.46%
Portfolio turnover rate(e)	11%		6%	10%	11%	138	%(f)
Total return	(14.54)%		5.00%	9.30%	4.82%	6.85%
LifePath 2010
Ratio of expenses to average net assets(c)	0.26%		0.27%	0.27%	0.30%	0.30%
Ratio of expenses to average net assets prior to expense reductions(d)	0.60%		0.60%	0.60%	0.64%	0.59%
Ratio of net investment income to average net assets(c)	3.68%		3.63%	3.49%	2.96%	2.32%
Portfolio turnover rate(e)	12%		7%	12%	12%	130	%(f)
Total return	(16.50)%		4.68%	10.65%	5.70%	7.88%
LifePath 2020
Ratio of expenses to average net assets(c)	0.23%		0.25%	0.25%	0.28%	0.29%
Ratio of expenses to average net assets prior to expense reductions(d)	0.57%		0.58%	0.58%	0.62%	0.57%
Ratio of net investment income to average net assets(c)	3.18%		3.01%	2.91%	2.53%	2.05%
Portfolio turnover rate(e)	13%		7%	16%	17%	140	%(f)
Total return	(24.92)%		3.84%	13.51%	7.04%	9.77%
LifePath 2030
Ratio of expenses to average net assets(c)	0.21%		0.23%	0.24%	0.26%	0.28%
Ratio of expenses to average net assets prior to expense reductions(d)	0.55%		0.57%	0.57%	0.60%	0.56%
Ratio of net investment income to average net assets(c)	2.82%		2.57%	2.49%	2.22%	1.93%
Portfolio turnover rate(e)	13%		7%	22%	24%	138	%(f)
Total return	(30.53)%		3.14%	15.62%	8.13%	11.28%
LifePath 2040
Ratio of expenses to average net assets(c)	0.19%		0.22%	0.23%	0.26%	0.28%
Ratio of expenses to average net assets prior to expense reductions(d)	0.53%		0.56%	0.56%	0.59%	0.56%
Ratio of net investment income to average net assets(c)	2.52%		2.20%	2.17%	1.96%	1.74%
Portfolio turnover rate(e)	14%		8%	29%	38%	147	%(f)
Total return	(34.90)%		2.53%	17.47%	8.74%	11.93%
LifePath 2050
Ratio of expenses to average net assets(g)(c)	0.17%		n/a	n/a	n/a	n/a
Ratio of expenses to average net assets prior to expense reductions(g)(d)	1.11%		n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(g)(c)	3.05%		n/a	n/a	n/a	n/a
Portfolio turnover rate(e)	0	%(h)	n/a	n/a	n/a	n/a
Total return	(31.93	)%(i)	n/a	n/a	n/a	n/a
Active Stock
Ratio of expenses to average net assets(g)	0.32%		0.34%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expense reductions	0.35%		0.35%	0.35%	n/a	n/a
Ratio of net investment income to average net assets(g)	1.96%		1.70%	1.64%	1.50%	1.57%
Portfolio turnover rate(e)	98%		80%	65%	54%	70%
Total return	(36.65)%		0.58%	15.65%	8.79%	10.40	%(i)

91

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Master Portfolio	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(b)
CoreAlpha Bond
Ratio of expenses to average net assets(g)	0.36%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expense reductions	0.36%	0.36%	0.36%	n/a	n/a
Ratio of net investment income to average net assets(g)	4.47%	5.18%	5.11%	4.19%	3.08%
Portfolio turnover rate(e)	351%	466%	301%	270%	313%
Total return	3.62%	5.10%	4.36%	1.98%	1.30	%(i)

(a)	For the period from June 30, 2008 (commencement of operations) to December 31, 2008 for the LifePath 2050 Master Portfolio.
(b)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.
(c)

The expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios. The ratio does not reflect the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees charged to the IMMF and the iShares exchange-traded funds. The expense ratio does reflect BGFA’s/BGI’s waiver/credit of the pro rata advisory and administration fees charged to all the Underlying Funds. (See Note 2 above)

(d)	The expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios.
(e)	Portfolio turnover rates include in-kind transactions, if any.
(f)	Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.
(g)	Annualized for periods of less than one year.
(h)	Rounds to less than 1%.
(i)	Not annualized.

92

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the LifePath Retirement Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2008, the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

93

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

94

The LifePath® Portfolios (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. BGFA is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-LP1208

BARCLAYS
GLOBAL INVESTORS

Cash Investments
from Barclays Global Investors

Annual Report to Shareholders

December 31, 2008

Money Market Funds
INSTITUTIONAL SHARES

Government Money Market Fund

Institutional Money Market Fund

Prime Money Market Fund

Treasury Money Market Fund

BARCLAYS
GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/08)	Ending Account Value (12/31/08)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/08 to 12/31/08)
Government Money Market
Institutional Shares
Actual	$1,000.00	$1,006.00	0.10%	$0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.10	0.51
Institutional Money Market
Institutional Shares
Actual	1,000.00	1,011.60	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
Prime Money Market
Institutional Shares
Actual	1,000.00	1,011.40	0.13	0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.13	0.66
Treasury Money Market
Institutional Shares
Actual	1,000.00	1,004.80	0.04	0.20
Hypothetical (5% return before expenses)	1,000.00	1,024.90	0.04	0.20

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Institutional Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at fair value (Note 1)	$1,717,936,062	$21,455,426,949	$15,510,207,169	$1,534,799,537
Prepaid expenses:
Treasury’s Guarantee Program Fee (Note 4)	—	365,031	1,586,155	—

Total Assets	1,717,936,062	21,455,791,980	15,511,793,324	1,534,799,537

LIABILITIES
Payables:
Distribution to shareholders	150,252	26,393,898	18,889,349	48,242
Administration fees (Note 2)	69,170	620,237	779,261	9,888
Distribution fees – Aon Captives Shares (Note 2)	—	25,632	—	—
Due to corresponding Master Portfolio	—	361,988	1,572,937	—
Accrued expenses:
Professional fees (Note 2)	11,357	16,082	21,690	11,505

Total Liabilities	230,779	27,417,837	21,263,237	69,635

NET ASSETS	$1,717,705,283	$21,428,374,143	$15,490,530,087	$1,534,729,902

Net assets consist of:
Paid-in capital	$1,717,705,283	$21,428,305,141	$15,495,779,806	$1,534,729,902
Undistributed net investment income	—	8,513	10,744	—
Accumulated net realized gain (loss)	—	60,489	(5,260,463)	—

NET ASSETS	$1,717,705,283	$21,428,374,143	$15,490,530,087	$1,534,729,902

Aon Captives Shares
Net Assets	$—	$97,272,897	$—	$—

Shares outstanding(a)	—	97,276,764	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Capital Shares
Net Assets	$7,400,228	$100,784	$226,487,127	$44,697,608

Shares outstanding(a)	7,400,228	100,571	226,530,327	44,697,608

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Institutional Shares
Net Assets	$1,594,727,600	$20,223,436,580	$10,812,889,812	$1,305,943,901

Shares outstanding(a)	1,594,727,600	20,224,687,713	10,816,569,503	1,305,943,901

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$21,772,611	$1,021,216,203	$4,304,633,176	$65,094,961

Shares outstanding(a)	21,772,611	1,021,218,091	4,306,265,433	65,094,961

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$81,424,464	$10,013,899	$143,150,265	$24,339,545

Shares outstanding(a)	81,424,464	10,015,722	143,153,195	24,339,545

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$12,380,380	$76,333,780	$3,369,707	$94,653,887

Shares outstanding(a)	12,380,380	76,337,065	3,369,725	94,653,887

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2008

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$4,686,836	$135,263,176	$382,202,829	$2,960,971
Expenses(a)	(353,474)	(3,056,484)	(7,493,962)	(120,283)

Net investment income allocated from corresponding Master Portfolio	4,333,362	132,206,692	374,708,867	2,840,688

FUND EXPENSES
Administration fees (Note 2)	424,347	3,354,704	8,761,783	353,055
Distribution fees – Aon Captives Shares (Note 2)	—	95,080	—	—
Professional fees (Note 2)	11,796	16,839	30,230	11,970
Independent trustees’ fees (Note 2)	1,910	43,439	121,508	1,983
Treasury’s Guarantee Program Fee (Note 4)	—	309,259	1,343,826	—

Total fund expenses	438,053	3,819,321	10,257,347	367,008
Less expense reductions (Note 2)	(85,187)	(70,013)	(414,049)	(215,296)

Net fund expenses	352,866	3,749,308	9,843,298	151,712

Net investment income	3,980,496	128,457,384	364,865,569	2,688,976

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized loss	—	(1,266,507)	(5,368,840)	—

Net realized loss	—	(1,266,507)	(5,368,840)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,980,496	$127,190,877	$359,496,729	$2,688,976

(a)	Net of investment advisory fee reductions in the amounts of $399,860, $1,807,220, $5,982,897, and $470,177, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,980,496	$7,312,759	$128,457,384	$339,579,002
Net realized gain (loss)	—	—	(1,266,507)	8,933

Net increase in net assets resulting from operations	3,980,496	7,312,759	127,190,877	339,587,935

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(2,539,471)	(4,052,238)
Capital Shares(a)	(10,693)	—	(114,889)	—
Institutional Shares	(1,875,352)	(1,172,179)	(84,771,625)	(245,584,218)
Premium Shares	(2,037,768)	(4,856,791)	(38,343,018)	(82,147,008)
Select Shares	(55,456)	(1,279,756)	(996,848)	(326,865)
Trust Shares	(1,227)	(4,033)	(1,691,532)	(7,499,594)

Total distributions to shareholders	(3,980,496)	(7,312,759)	(128,457,383)	(339,609,923)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	7,085,010	21,109,582
Capital Shares(a)	7,400,228	—	100,571	—
Institutional Shares	1,591,696,871	2,635,467	13,570,950,461	2,455,028,191
Premium Shares	(68,051,117)	(33,708,376)	274,641,682	(574,454,848)
Select Shares	67,155,026	(28,413,242)	5,208,509	3,578,273
Trust Shares	12,330,380	(57,892)	(9,437,936)	(111,705,201)

Net increase (decrease) in net assets resulting from capital share transactions	1,610,531,388	(59,544,043)	13,848,548,297	1,793,555,997

Increase (decrease) in net assets	1,610,531,388	(59,544,043)	13,847,281,791	1,793,534,009

NET ASSETS:
Beginning of year	107,173,895	166,717,938	7,581,092,352	5,787,558,343

End of year	$1,717,705,283	$107,173,895	$21,428,374,143	$7,581,092,352

Undistributed net investment income included in net assets at end of year	$—	$—	$8,513	$399

(a)	For the period February 28, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$364,865,569	$501,618,559	$2,688,976	$7,891,235
Net realized gain (loss)	(5,368,840)	10,598	—	—

Net increase in net assets resulting from operations	359,496,729	501,629,157	2,688,976	7,891,235

Distributions to shareholders:
From net investment income:
Capital Shares(a)	(1,763,342)	—	(165,369)	—
Institutional Shares	(257,847,006)	(395,738,229)	(1,810,661)	(6,006,336)
Premium Shares	(100,932,210)	(98,980,240)	(582,196)	(513,487)
Select Shares	(4,317,661)	(6,958,678)	(128,328)	(1,367,486)
Trust Shares	(5,350)	(4,135)	(2,422)	(3,926)

Total distributions to shareholders	(364,865,569)	(501,681,282)	(2,688,976)	(7,891,235)

Capital share transactions (Note 3):
Capital Shares(a)	226,530,327	—	44,697,608	—
Institutional Shares	2,452,789,523	2,447,990,425	1,174,753,627	4,672,699
Premium Shares	2,510,789,377	243,844,111	3,581,716	59,401,698
Select Shares	(125,199,089)	246,709,511	14,289,545	(45,868,956)
Trust Shares	3,319,725	(58,148)	94,603,887	(57,775)

Net increase in net assets resulting from capital share transactions	5,068,229,863	2,938,485,899	1,331,926,383	18,147,666

Increase in net assets	5,062,861,023	2,938,433,774	1,331,926,383	18,147,666

NET ASSETS:
Beginning of year	10,427,669,064	7,489,235,290	202,803,519	184,655,853

End of year	$15,490,530,087	$10,427,669,064	$1,534,729,902	$202,803,519

Undistributed net investment income included in net assets at end of year	$10,744	$146	$—	$—

(a)	For the period February 28, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Institutional Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.05	0.05	0.03	0.01

Total from investment operations	0.02	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.96%	5.15%	5.04%	3.28%	0.64	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,594,728	$3,031	$395	$169,200	$448,100
Ratio of expenses to average net assets(c)(d)	0.10%	0.12%	0.12%	0.03%	0.00%
Ratio of expenses to average net assets prior to expense reductions(d)	0.16%	0.18%	0.16%	0.12%	0.12%
Ratio of net investment income to average net assets(c)(d)	0.29%	4.67%	4.75%	3.04%	1.93%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Institutional Shares
	Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005		Year ended Dec. 31, 2004
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.05	0.03		0.01
Net realized gain (loss)	(0.00	)(a)	0.00 (a)	0.00 (a)	(0.00	)(a)	(0.00	)(a)

Total from investment operations	0.03		0.05	0.05	0.03		0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.05)	(0.03)		(0.01)

Total distributions	(0.03)		(0.05)	(0.05)	(0.03)		(0.01)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00		$1.00

Total return	2.85%		5.36%	5.11%	3.29%		1.39%

Ratios/Supplemental data:
Net assets, end of year (000s)	$20,223,437		$6,653,737	$4,198,724	$3,485,876		$3,624,503
Ratio of expenses to average net assets(b)	0.12%		0.11%	0.10%	0.05%		0.06%
Ratio of expenses to average net assets prior to expense reductions	0.15%		0.16%	0.14%	0.12%		0.12%
Ratio of net investment income to average net assets(b)	2.65%		5.25%	4.97%	3.26%		1.37%

(a)	Rounds to less than $0.01.
(b)	These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Institutional Shares
	Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.05	0.03	0.01
Net realized gain (loss)	(0.00	)(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)

Total from investment operations	0.03		0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)
Net realized gain	—		—	—	—	(0.00	)(a)

Total distributions	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	2.83%		5.32%	5.07%	3.26%	1.40%

Ratios/Supplemental data:
Net assets, end of year (000s)	$10,812,890		$8,363,790	$5,915,836	$6,521,818	$6,000,944
Ratio of expenses to average net assets(b)	0.11%		0.12%	0.11%	0.08%	0.04%
Ratio of expenses to average net assets prior to expense reductions	0.15%		0.15%	0.14%	0.12%	0.12%
Ratio of net investment income to average net assets(b)	2.80%		5.19%	4.93%	3.28%	1.45%

(a)	Rounds to less than $0.01.
(b)	These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Institutional Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.05	0.05	0.03	0.01

Total from investment operations	0.02	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.61%	4.95%	5.04%	3.20%	0.61	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,305,944	$131,190	$126,518	$100,343	$100
Ratio of expenses to average net assets(c)(d)	0.04%	0.04%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets prior to expense reductions(d)	0.15%	0.18%	0.19%	0.12%	0.12%
Ratio of net investment income to average net assets(c)(d)	0.39%	4.74%	5.03%	4.03%	1.82%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002.

These financial statements relate only to the Institutional Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Capital Shares, Premium Shares, Select Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Capital Shares, Premium Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees. The Capital Shares commenced operations on February 28, 2008.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Effective January 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 95.40%, 93.60% and 92.97% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2008).

The determination of what constitutes an “observable” input may require significant judgment by the Funds. As of December 31, 2008, each Fund’s investment in its corresponding Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Funds’ perceived risk of an investment in their corresponding Master Portfolio, nor the levels of the investments held within the Master Portfolios.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds believe more relevant disclosure regarding fair value measurements relate to the investment portfolios of the Master Portfolios, which can be found in Note 1 of MIP’s Notes to Financial Statements, and are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

As of December 31, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Institutional Money Market	$69,002	$—	$69,002
Prime Money Market	10,744	(5,260,463)	(5,249,719)

The tax character of distributions paid for the years ended December 31, 2008 and December 31, 2007 were as follows:

Fund	2008	2007
Government Money Market

Distributions paid from:
Ordinary Income	$3,980,496	$7,312,759

Total Distributions	$3,980,496	$7,312,759

Institutional Money Market

Distributions paid from:
Ordinary Income	$128,457,383	$339,609,923

Total Distributions	$128,457,383	$339,609,923

Prime Money Market

Distributions paid from:
Ordinary Income	$364,864,866	$501,681,282
Long-term capital gain	703	—

Total Distributions	$364,865,569	$501,681,282

Treasury Money Market

Distributions paid from:
Ordinary Income	$2,688,976	$7,891,235

Total Distributions	$2,688,976	$7,891,235

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2008.

As of December 31, 2008, the tax year-end of the Funds, the Prime Money Market Fund had tax basis net capital loss carryforward of $5,260,463 expiring in 2016. Such losses may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Capital Shares, Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.05% of the average daily net assets of each Fund’s Institutional Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGI waived and/or credited administration fees of $56,873, $40,256, $274,463 and $143,500 for the Institutional Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Each Master Portfolio of MIP and other investment companies managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser, may invest in the Institutional Shares of the Funds.

Certain officers and trustees of the Trust are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Institutional Shares of the Funds were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007
Fund	Shares	Amount	Shares	Amount
Government Money Market
Shares sold	6,525,201,718	$6,525,201,718	1,144,619,699	$1,144,619,699
Shares issued in reinvestment of dividends and distributions	614,253	614,253	106,812	106,812
Shares redeemed	(4,934,119,100)	(4,934,119,100)	(1,142,091,044)	(1,142,091,044)

Net increase	1,591,696,871	$1,591,696,871	2,635,467	$2,635,467

Institutional Money Market
Shares sold	62,350,836,191	$62,350,836,191	64,235,452,702	$64,235,452,702
Shares issued in reinvestment of dividends and distributions	26,905,331	26,905,331	101,090,313	101,090,313
Shares redeemed	(48,806,791,061)	(48,806,791,061)	(61,881,514,824)	(61,881,514,824)

Net increase	13,570,950,461	$13,570,950,461	2,455,028,191	$2,455,028,191

Prime Money Market
Shares sold	79,835,589,152	$79,835,589,152	68,291,293,195	$68,291,293,195
Shares issued in reinvestment of dividends and distributions	66,835,539	66,835,539	166,203,742	166,203,742
Shares redeemed	(77,449,635,168)	(77,449,635,168)	(66,009,506,512)	(66,009,506,512)

Net increase	2,452,789,523	$2,452,789,523	2,447,990,425	$2,447,990,425

Treasury Money Market
Shares sold	10,961,470,276	$10,961,470,276	1,067,993,360	$1,067,993,360
Shares issued in reinvestment of dividends and distributions	445,272	445,272	274,888	274,888
Shares redeemed	(9,787,161,921)	(9,787,161,921)	(1,063,595,549)	(1,063,595,549)

Net increase	1,174,753,627	$1,174,753,627	4,672,699	$4,672,699

4.	TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Institutional Money Market Fund and the Prime Money Market Fund (the “Covered Funds”) participate in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Treasury Money Market Fund and the Government Money Market Fund do not participate in the Program.

The Program protects the shares of any shareholder of record in a Covered Fund on September 19, 2008 (“Covered Shareholder”); it does not protect investors who were not shareholders of record in a Covered Fund on that date. The number of shares protected is the lesser of the number of shares owned by a Covered Shareholder on September 19, 2008 and the number of shares owned when a guarantee event occurs. A guarantee event generally would occur if a Covered Fund’s market-based net asset value per share were less than $0.995. A Covered Shareholder will receive $1.00 per protected share upon liquidation of the Covered Fund (subject to adjustment and the overall limit of $50 billion available to all money market funds participating in the Program).

The initial period of the Program covered the period from September 19, 2008 through December 18, 2008 (the “Initial Period”) and the Covered Funds paid to the Treasury an amount equal to 0.01% of the net asset value of each Covered Fund as of September 19, 2008 in order to participate during the Initial Period. The Treasury recently extended the Program through April 30, 2009 (the “Extension Period”) and the Covered Funds paid an additional amount equal to 0.015% of the net asset value of each Covered Fund as of September 19, 2008 in order to participate during the Extension Period. The fees associated with participation in the Program were borne by the Funds and paid in advance of participation for both Periods. These fees will be amortized through the Extension Period, as applicable. Amounts

13

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

expensed, as well as amounts accrued as a prepaid expense, as of December 31, 2008, are shown on the accompanying Statements of Operations and Statements of Assets and Liabilities, respectively.

The Program may be extended by the U.S. Department of the Treasury through September 18, 2009. In the event that the Program is extended, the Board of Trustees of the Trust will consider whether the Covered Funds should continue to participate.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Institutional Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

15

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2008:

Fund	Interest- Related Dividends
Government Money Market	$3,980,496
Institutional Money Market	112,658,212
Prime Money Market	332,417,016
Treasury Money Market	2,688,976

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 203 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 26 portfolios within the fund complex. The address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 47	Trustee (since 2001) and Chairperson of the Board (since 2007).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 48	Trustee and President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of MIP; Trustee (since 2007), University of California Berkeley Foundation.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 64	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Immediate Past Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

A. John Gambs, 63	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 67	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 53	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 52	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Advisory Board Member (2006-2008) of Healthy Handfuls (natural food company); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (2001-2008) of Maier Siebel Baber; Director (since 2008) of RPF Fund II, RPF Fund IV and RPF Fund V.

Leo Soong, 62	Trustee (since 2000) and Lead Independent Trustee (since 2006).	Senior Advisor (since 1997) and Managing Director (1989-2008) of CG Roxane LLC (water company); Senior Advisor (since 1997) of Crystal Geyser Water Co. (water company); President (2002-2008) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

18

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 38	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI.	None.

Alan Mason, 48	Vice President (since 2007).	Global Head (since 2008) of Portfolio Management, Client Solutions; Head (2006-2008) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

19

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $350,001,556 (collateralized by U.S. government obligations, value $357,000,000, 5.00% to 5.50%, 6/1/35 to 7/1/35).	$350,000,000	$350,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $50,000,222 (collateralized by U.S. government obligations, value $51,000,000, 5.00%, 7/1/35).	50,000,000	50,000,000
Bank of America N.A. Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $200,000,889 (collateralized by U.S. government obligations, value $204,000,000, 6.00%, 8/1/37).	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $200,001,111 (collateralized by U.S. government obligations, value $204,000,001, 4.50% to 7.00%, 4/1/18 to 10/1/38).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $300,001,167 (collateralized by U.S. government obligations, value $306,003,173, 4.50% to 5.50%, 1/1/35 to 6/1/36).	300,000,000	300,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $50,000,194 (collateralized by U.S. government obligations, value $51,000,150, 6.00% to 7.00%, 12/1/36 to 5/1/38).	50,000,000	50,000,000

Security	Face Amount	Value
Goldman Sachs & Co. Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $61,010,203 (collateralized by U.S. government obligations, value $62,230,200, 4.00% to 8.50%, 4/1/14 to 10/1/38).	$61,010,000	$61,010,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $350,001,167 (collateralized by U.S. government obligations, value $357,000,001, 5.00% to 6.00%, 7/1/37 to 12/1/38).	350,000,000	350,000,000
J.P. Morgan Securities Inc. Tri-Party 0.05%, dated 12/31/08, due 1/2/09, maturity value $150,000,417 (collateralized by U.S. government obligations, value $153,001,103, 5.00% to 7.00%, 2/1/15 to 11/1/38).	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $7,000,039 (collateralized by U.S. government obligations, value $7,211,754, 0.92%, 10/25/35).	7,000,000	7,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,718,010,000)		1,718,010,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $1,718,010,000)		1,718,010,000

Other Assets, Less Liabilities – 0.00%		(73,938)

NET ASSETS – 100.00%		$1,717,936,062

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 8.11%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,008,827
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09	250,000,000	250,004,598
3.22%, 08/20/09	150,000,000	150,004,660
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,992,476
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	125,000,000	125,001,657
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,825,012,218)		1,825,012,218

COMMERCIAL PAPER – 47.41%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	248,871,251
Alpine Securitization Corp.
1.40%, 01/05/09(a)	200,000,000	199,968,889
Amstel Funding Corp.
1.50%, 01/02/09(a)	500,000,000	499,979,167
1.60%, 01/12/09(a)	250,000,000	249,877,778
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	320,000,000	314,197,333
Banco Bilbao Vizcaya Argentaria London
0.90%, 01/15/09	65,000,000	64,977,250
Barton Capital Corp.
1.45%, 01/21/09(a)	50,000,000	49,959,722
1.45%, 01/22/09(a)	150,000,000	149,873,125
1.45%, 02/02/09(a)	127,000,000	126,836,311
Bryant Park Funding LLC
0.30%, 01/20/09(a)	120,000,000	119,981,000
0.55%, 03/12/09(a)	150,000,000	149,839,583
CAFCO LLC
1.40%, 01/07/09(a)	50,000,000	49,988,333
1.55%, 01/09/09(a)	350,000,000	349,879,444
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	340,000,000	339,909,333
2.02%, 01/05/09(a)	200,000,000	199,955,111
Chariot Funding LLC
1.50%, 02/04/09(a)	150,000,000	149,787,500
2.85%, 01/15/09(a)	175,000,000	174,806,042
4.10%, 01/05/09(a)	115,650,000	115,597,315
Charta LLC
1.55%, 01/09/09(a)	350,000,000	349,879,444

Security	Face Amount	Value
Citibank Omni Master Trust
1.75%, 01/21/09(a)	$125,000,000	$124,878,472
2.35%, 01/09/09(a)	225,000,000	224,882,500
2.40%, 01/09/09(a)	160,000,000	159,914,667
2.50%, 01/05/09(a)	120,000,000	119,966,666
2.65%, 01/05/09(a)	200,000,000	199,941,111
E.ON AG
1.30%, 02/18/09(a)	75,000,000	74,870,000
Falcon Asset Securitization Corp.
1.75%, 01/08/09(a)	100,322,000	100,287,862
4.10%, 01/05/09(a)	200,000,000	199,908,889
Govco Inc.
3.00%, 01/21/09(a)	200,000,000	199,666,667
3.00%, 01/22/09(a)	300,000,000	299,475,000
Greenwich Capital Holdings Inc.
3.12%, 02/04/09	350,000,000	348,968,666
3.15%, 01/22/09	200,000,000	199,632,500
Jupiter Securitization Corp.
1.50%, 02/04/09(a)	175,000,000	174,752,083
1.75%, 01/08/09(a)	125,000,000	124,957,465
4.10%, 01/05/09(a)	100,000,000	99,954,445
LMA Americas LLC
0.55%, 01/13/09(a)	154,000,000	153,971,767
0.60%, 01/20/09(a)	146,000,000	145,953,767
Matchpoint Master Trust
0.30%, 01/16/09(a)	85,000,000	84,989,375
Park Avenue Receivables Corp.
2.85%, 01/07/09(a)	100,000,000	99,952,500
2.85%, 01/21/09(a)	100,000,000	99,841,667
4.10%, 01/05/09(a)	200,000,000	199,908,889
Ranger Funding Co. LLC
1.40%, 01/28/09(a)	214,584,000	214,358,687
1.47%, 01/21/09(a)	48,000,000	47,960,800
2.90%, 01/12/09(a)	112,336,000	112,236,458
Regency Markets No. 1 LLC
0.57%, 01/21/09(a)	135,298,000	135,255,156
0.90%, 01/09/09(a)	144,060,000	144,031,188
1.40%, 03/10/09(a)	127,630,000	127,292,490
Solitaire Funding Ltd.
0.75%, 01/15/09	225,000,000	224,934,375
0.80%, 01/15/09(a)	125,000,000	124,961,111
0.80%, 01/20/09(a)	265,000,000	264,888,111
1.60%, 01/09/09(a)	150,000,000	149,946,667
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	158,513,000	158,471,170
0.80%, 01/12/09(a)	64,793,000	64,777,162
Tulip Funding Corp.
1.55%, 01/07/09(a)	413,464,000	413,357,189
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	170,000,000	169,960,711
Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	248,835,554

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
Westpac Securities NZ Ltd.
2.52%, 03/09/09	$200,000,000	$199,062,000
Yorktown Capital LLC
1.40%, 01/12/09(a)	230,000,000	229,901,611
3.00%, 01/09/09(a)	290,484,000	290,290,344

TOTAL COMMERCIAL PAPER
(Cost: $10,661,359,673)		10,661,359,673

MEDIUM-TERM NOTES – 5.97%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09(b)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000
2.75%, 01/05/09	330,000,000	330,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	62,315,463

TOTAL MEDIUM-TERM NOTES
(Cost: $1,342,315,463)		1,342,315,463

REPURCHASE AGREEMENTS – 20.51%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $150,000,083 (collateralized by U.S. government obligations, value $153,000,025, 1.13%, 12/15/11).	150,000,000	150,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $385,005,561 (collateralized by non-U.S. government debt securities, value $423,500,000, 0.00% to 10.00%, 2/23/36).	385,000,000	385,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $465,006,717 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000

Security	Face Amount	Value
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $138,001,840 (collateralized by non-U.S. government debt securities, value $144,900,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$138,000,000	$138,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $400,005,333 (collateralized by non-U.S. government debt securities, value $417,484,558, 0.56% to 6.44%, 7/5/09 to 10/25/21).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $100,000,389 (collateralized by U.S. government obligations, value $102,000,414, 5.50% to 7.00%, 11/1/28 to 8/1/38).	100,000,000	100,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $1,000,010,556 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,020,875,497, 4.50% to 6.38%, 1/27/15 to 10/1/38).	1,000,000,000	1,000,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $183,668,051 (collateralized by U.S. government obligations, value $187,341,426, 8.88%, 8/15/17).	183,668,000	183,668,000
Greenwich Capital Markets Tri-Party 0.29%, dated 12/31/08, due 1/2/09, maturity value $750,012,083 (collateralized by U.S. government obligations, value $765,000,023, 3.25% to 4.50%, 4/20/09 to 6/28/13).	750,000,000	750,000,000
HSBC Securities Inc. Tri-Party 0.12%, dated 12/31/08, due 1/2/09, maturity value $100,000,667 (collateralized by non-U.S. government debt securities, value $104,861,526, 0.00% to 9.50%, 9/13/16 to 11/25/37).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $600,004,667 (collateralized by non-U.S. government debt securities, value $618,210,355, 0.00% to 14.88%, 1/9/09 to 2/12/67).	600,000,000	600,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $100,000,056 (collateralized by U.S. government obligations, value $102,000,119, 3.63% to 7.50%, 7/15/09 to 11/15/24).	$100,000,000	$100,000,000
Morgan Stanley Tri-Party 0.34%, dated 12/31/08, due 1/2/09, maturity value $100,001,889 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000
Morgan Stanley Tri-Party 0.54%, dated 12/31/08, due 1/2/09, maturity value $100,003,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,611,668,000)		4,611,668,000

TIME DEPOSITS – 1.96%
BNP Paribas
0.01%, 01/02/09	80,685,000	80,685,000
Branch Banking & Trust
0.00%, 01/02/09	160,000,000	160,000,000
Societe Generale
0.03%, 01/14/09(b)	200,000,000	200,000,000

TOTAL TIME DEPOSITS
(Cost: $440,685,000)		440,685,000

VARIABLE & FLOATING RATE NOTES – 15.26%
American Express Bank FSB
0.41%, 06/12/09	50,000,000	49,840,497
American Honda Finance Corp.
1.51%, 03/23/09(a)	95,000,000	94,984,732
Bank of America N.A.
4.35%, 10/03/09	225,000,000	225,000,000
BBVA US Senior SA Unipersonal
4.62%, 04/17/09(a)	50,000,000	49,941,912
General Electric Capital Corp.
0.50%, 04/24/09	60,000,000	60,000,576
ING Bank NV
2.22%, 06/17/09(a)	325,000,000	325,000,000
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	235,000,000	235,000,000

Security	Face Amount	Value
MassMutual Global Funding II
2.05%, 02/02/09(a)	$125,000,000	$125,000,000
Metropolitan Life Insurance Co.
2.69%, 08/18/09(b)	50,000,000	50,000,000
4.95%, 07/20/09(b)	25,000,000	25,000,000
Monumental Global Funding III
0.97%, 02/17/09(a)	5,000,000	4,995,584
2.55%, 08/17/09(a)	150,000,000	150,000,000
Pricoa Global Funding I
2.45%, 06/12/09(a)	100,000,000	100,000,000
Procter & Gamble Co.
2.22%, 09/09/09	100,000,000	100,000,000
Royal Bank of Canada
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	125,000,000	125,000,000
Toyota Motor Credit Corp.
0.59%, 09/22/09	275,000,000	275,000,000
0.59%, 10/02/09	200,000,000	200,000,000
Wachovia Bank N.A.
4.42%, 05/01/09	498,000,000	498,000,000
Wells Fargo & Co.
1.35%, 03/13/09(a)	50,000,000	50,002,992
3.55%, 05/01/09(a)	164,900,000	164,918,564
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,432,684,857)		3,432,684,857

TOTAL INVESTMENTS IN SECURITIES – 99.22%
(Cost: $22,313,725,211)		22,313,725,211

Other Assets, Less Liabilities – 0.78%		175,235,515

NET ASSETS – 100.00%		$22,488,960,726

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

23

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 3.47%
Bank of Nova Scotia
2.51%, 04/01/09	$150,000,000	$150,003,656
3.00%, 01/29/09	75,000,000	74,996,777
Chase Bank USA N.A.
2.75%, 01/28/09(a)	200,000,000	200,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	75,000,000	75,000,993
Toronto-Dominion Bank (The)
2.65%, 04/13/09	75,000,000	75,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $575,001,426)		575,001,426

COMMERCIAL PAPER – 42.46%
Alpine Securitization Corp.
1.40%, 01/05/09(a)	100,000,000	99,984,445
Amstel Funding Corp.
1.50%, 01/12/09(a)	264,178,000	264,056,918
Amsterdam Funding Corp.
1.40%, 01/05/09(a)	50,000,000	49,992,222
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	180,000,000	176,736,000
Banco Bilbao Vizcaya Argentaria London
3.09%, 01/22/09	200,000,000	199,639,501
Barton Capital Corp.
1.40%, 01/07/09(a)	100,000,000	99,976,667
1.40%, 01/21/09(a)	147,000,000	146,885,667
1.45%, 01/21/09(a)	200,000,000	199,838,889
1.45%, 01/22/09(a)	100,000,000	99,915,417
1.45%, 01/23/09(a)	76,000,000	75,932,656
Bryant Park Funding LLC
0.30%, 01/21/09(a)	100,000,000	99,983,333
2.75%, 01/15/09(a)	200,000,000	199,786,111
CAFCO LLC
2.25%, 01/06/09(a)	250,000,000	249,921,875
2.65%, 01/05/09(a)	250,000,000	249,926,389
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	75,000,000	74,980,000
2.00%, 01/02/09(a)	100,000,000	99,994,445
Chariot Funding LLC
1.75%, 01/07/09(a)	151,000,000	150,955,958
3.10%, 01/21/09(a)	100,000,000	99,827,778
Charta LLC
2.60%, 01/05/09(a)	200,000,000	199,942,222
CRC Funding LLC
2.65%, 01/05/09(a)	170,000,000	169,949,945
E.ON AG
1.30%, 02/18/09(a)	25,000,000	24,956,667
Enterprise Funding Corp.
3.25%, 01/09/09(a)	229,437,000	229,271,295

Security	Face Amount	Value
Fairway Finance Corp.
1.10%, 01/08/09(a)	$255,000,000	$254,945,458
Falcon Asset Securitization Corp.
0.50%, 03/20/09(a)	51,000,000	50,944,750
2.00%, 01/09/09(a)	200,000,000	199,911,111
Govco Inc.
1.50%, 03/03/09(a)	100,000,000	99,745,833
1.60%, 02/26/09(a)	100,000,000	99,751,111
Jupiter Securitization Corp.
2.00%, 01/09/09(a)	100,000,000	99,955,556
LMA Americas LLC
1.80%, 01/05/09(a)	100,000,000	99,980,000
Matchpoint Master Trust
1.75%, 02/09/09(a)	200,000,000	199,620,833
Park Avenue Receivables Corp.
1.50%, 02/04/09(a)	100,000,000	99,858,333
1.75%, 01/09/09(a)	151,000,000	150,941,278
2.00%, 01/09/09(a)	100,000,000	99,955,556
Ranger Funding Co. LLC
2.00%, 02/05/09(a)	150,000,000	149,708,333
Regency Markets No. 1 LLC
0.57%, 01/20/09(a)	74,702,000	74,679,527
1.70%, 01/08/09(a)	105,004,000	104,969,291
Solitaire Funding Ltd.
0.80%, 01/20/09(a)	150,000,000	149,936,667
1.60%, 01/09/09(a)	100,000,000	99,964,444
1.85%, 01/05/09(a)	275,000,000	274,943,472
Tempo Finance Ltd.
2.15%, 01/09/09(a)	183,000,000	182,912,567
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	78,571,000	78,550,266
0.50%, 01/26/09(a)	167,085,000	167,026,984
1.35%, 01/08/09(a)	102,263,000	102,236,156
Thunder Bay Funding LLC
2.25%, 01/05/09(a)	100,000,000	99,975,000
Tulip Funding Corp.
1.55%, 01/07/09(a)	300,000,000	299,922,500
UBS Finance Delaware LLC
0.01%, 01/07/09	100,000,000	99,999,833
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	80,000,000	79,981,511
Yorktown Capital LLC
1.40%, 02/04/09(a)	178,559,000	178,322,905
3.20%, 01/12/09(a)	175,556,000	175,384,345

TOTAL COMMERCIAL PAPER
(Cost: $7,036,578,020)		7,036,578,020

MEDIUM-TERM NOTES – 5.77%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
3.00%, 07/14/09	165,195,000	165,191,499

24

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
MassMutual Global Funding II
3.80%, 04/15/09(a)	$40,000,000	$40,143,657
Metropolitan Life Global Funding I
3.80%, 01/20/09(a)	250,000,000	250,000,000
US Bank N.A.
2.75%, 01/05/09	170,000,000	170,000,000
2.92%, 01/21/09	200,000,000	200,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	30,000,000	30,713,411

TOTAL MEDIUM-TERM NOTES
(Cost: $956,048,567)		956,048,567

REPURCHASE AGREEMENTS – 30.27%
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $200,000,889 (collateralized by U.S. government obligations, value $204,000,001, 6.00%, 10/1/38).	200,000,000	200,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $650,002,889 (collateralized by U.S. government obligations, value $663,000,001, 6.00%, 10/20/38).	650,000,000	650,000,000
Bank of America N.A. Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $300,001,333 (collateralized by U.S. government obligations, value $306,000,001, 5.50% to 6.00%, 1/1/38 to 7/1/38).	300,000,000	300,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $400,005,778 (collateralized by non-U.S. government debt securities, value $440,000,000, 0.00% to 10.00%, 2/23/36).	400,000,000	400,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $250,001,389 (collateralized by U.S. government obligations, value $255,000,000, 3.84% to 7.00%, 5/1/18 to 11/1/38).	250,000,000	250,000,000

Security	Face Amount	Value
Citigroup Global Markets Holdings Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $200,002,667 (collateralized by non-U.S. government debt securities, value $210,000,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$200,000,000	$200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $450,006,000 (collateralized by non-U.S. government debt securities, value $470,443,790, 0.47% to 7.62%, 9/3/09 to 6/15/28).	450,000,000	450,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 12/31/08, due 1/2/09, maturity value $150,000,250 (collateralized by U.S. government obligations, value $153,005,617, 6.25% to 7.63%, 11/15/22 to 5/15/30).	150,000,000	150,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $200,000,778 (collateralized by U.S. government obligations, value $204,004,077, 5.50%, 6/1/36 to 5/1/38).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $375,003,958 (collateralized by U.S. government obligations, value $382,504,641, 4.50% to 5.50%, 1/1/24 to 1/1/39).	375,000,000	375,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $300,001,000 (collateralized by U.S. government obligations, value $306,000,001, 5.00%, 12/1/37 to 1/1/39).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $500,001,667 (collateralized by U.S. government obligations, value $510,000,000, 5.00% to 6.00%, 12/1/36 to 12/1/38).	500,000,000	500,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.22%, dated 12/31/08, due 1/2/09, maturity value $175,002,139 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $179,400,039, 0.00% to 5.36%, 4/16/09 to 7/25/37).	175,000,000	175,000,000

25

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
J.P. Morgan Securities Inc. Tri-Party 0.05%, dated 12/31/08, due 1/2/09, maturity value $350,000,972 (collateralized by U.S. government obligations, value $357,524,058, 0.00% to 8.00%, 1/15/09 to 12/1/38).	$350,000,000	$350,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $225,001,750 (collateralized by non-U.S. government debt securities, value $236,250,816, 0.00% to 8.83%, 12/15/18 to 4/15/49).	225,000,000	225,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $250,001,944 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $258,598,603, 0.00% to 8.10%, 5/11/09 to 4/29/49).	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $5,015,000,000)		5,015,000,000

TIME DEPOSITS – 4.19%
Bank of America N.A.
0.00%, 01/02/09	200,000,000	200,000,000
Banco Bilbao Vizcaya Argentaria
0.50%, 01/02/09	200,000,000	200,000,000
BNP Paribas
0.01%, 01/02/09	88,809,000	88,809,000
Societe Generale
0.03%, 01/02/09	205,000,000	205,000,000

TOTAL TIME DEPOSITS
(Cost: $693,809,000)		693,809,000

VARIABLE & FLOATING RATE NOTES – 13.58%
Australia & New Zealand Banking Group Ltd.
2.43%, 07/02/09	50,000,000	49,973,763
Bank of America N.A.
4.35%, 10/03/09	75,000,000	75,000,000
Commonwealth Bank of Australia
4.87%, 07/16/09	150,000,000	150,000,000
General Electric Capital Corp.
0.50%, 04/24/09	65,000,000	65,000,000
1.96%, 03/16/09	2,900,000	2,899,160
2.10%, 06/15/09	25,000,000	24,997,999
4.25%, 01/05/09	13,800,000	13,799,748
ING Bank NV
2.22%, 06/17/09(a)	100,000,000	100,000,000

Security	Face Amount	Value
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	$65,000,000	$65,000,000
John Hancock Global Funding II
3.68%, 04/27/09(a)	10,685,000	10,678,961
MassMutual Global Funding II
2.05%, 02/02/09(a)	125,000,000	125,000,000
Metropolitan Life Insurance Co.
3.99%, 07/27/09(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
4.20%, 04/01/09(a)(b)	15,000,000	15,000,000
Monumental Global Funding III
2.55%, 08/17/09(a)	50,000,000	50,000,000
National Australia Bank Ltd.
2.40%, 07/06/09	75,000,000	74,965,615
Procter & Gamble Co.
4.22%, 07/06/09(a)	50,000,000	50,003,980
Rabobank Nederland
2.58%, 10/09/09	13,500,000	13,508,245
Royal Bank of Canada
1.60%, 07/15/09	25,500,000	25,500,000
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	100,000,000	100,000,000
Toyota Motor Credit Corp.
1.49%, 01/12/09	200,000,000	200,000,000
U.S. Bancorp
0.50%, 04/28/09	87,000,000	86,975,309
Wachovia Bank N.A.
1.54%, 03/23/09	50,000,000	49,955,284
4.42%, 05/01/09	242,000,000	242,000,000
5.03%, 01/12/09	5,000,000	5,000,115
Wells Fargo & Co.
3.55%, 05/01/09(a)	50,000,000	50,008,334
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	175,000,000	175,000,000
2.52%, 08/20/09	75,000,000	75,000,000
World Savings Bank FSB
2.34%, 03/02/09	2,600,000	2,597,560
2.43%, 05/08/09	3,100,000	3,092,641

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,250,956,714)		2,250,956,714

TOTAL INVESTMENTS IN SECURITIES – 99.74%
(Cost: $16,527,393,727)		16,527,393,727

Other Assets, Less Liabilities – 0.26%		43,341,397

NET ASSETS – 100.00%		$16,570,735,124

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

26

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $250,000,139 (collateralized by U.S. government obligations, value $255,000,014, 1.50%, 10/31/10).	$250,000,000	$250,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $400,000,222 (collateralized by U.S. government obligations, value $408,000,120, 4.38%, 2/15/38).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 12/31/08, due 1/2/09, maturity value $250,000,417 (collateralized by U.S. government obligations, value $255,000,158, 6.25%, 5/15/30).	250,000,000	250,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $216,332,060 (collateralized by U.S. government obligations, value $220,658,777, 3.25% to 8.88%, 12/31/09 to 8/15/17).	216,332,000	216,332,000
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $300,000,167 (collateralized by U.S. government obligations, value $306,001,622, 4.25% to 12.50%, 11/15/09 to 11/15/24).	300,000,000	300,000,000
Merrill Lynch & Co Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $9,500,005 (collateralized by U.S. government obligations, value $9,693,061, 0.00%, 4/23/09).	9,500,000	9,500,000
Morgan Stanley Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $225,000,125 (collateralized by U.S. government obligations, value $229,500,124, 5.00%, 5/15/37).	225,000,000	225,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,650,832,000)		1,650,832,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $1,650,832,000)		1,650,832,000

Other Assets, Less Liabilities – 0.00%		(28,331)

NET ASSETS – 100.00%		$1,650,803,669

The accompanying notes are an integral part of these financial statements.

27

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2008

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$1,718,010,000	100.00%
Other Net Assets	(73,938)	0.00

TOTAL	$1,717,936,062	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$10,661,359,673	47.41%
Repurchase Agreements	4,611,668,000	20.51
Variable & Floating Rate Notes	3,432,684,857	15.26
Certificates of Deposit	1,825,012,218	8.11
Medium-Term Notes	1,342,315,463	5.97
Time Deposits	440,685,000	1.96
Other Net Assets	175,235,515	0.78

TOTAL	$22,488,960,726	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$7,036,578,020	42.46%
Repurchase Agreements	5,015,000,000	30.27
Variable & Floating Rate Notes	2,250,956,714	13.58
Medium-Term Notes	956,048,567	5.77
Time Deposits	693,809,000	4.19
Certificates of Deposit	575,001,426	3.47
Other Net Assets	43,341,397	0.26

TOTAL	$16,570,735,124	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$1,650,832,000	100.00%
Other Net Assets	(28,331)	0.00

TOTAL	$1,650,803,669	100.00%

These tables are not part of the financial statements.

28

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$—	$17,702,057,211	$11,512,393,727	$—
Repurchase agreements, at fair value and cost (Note 1)	1,718,010,000	4,611,668,000	5,015,000,000	1,650,832,000

Total investments	1,718,010,000	22,313,725,211	16,527,393,727	1,650,832,000
Cash	835	89,741,920	—	403
Receivables:
Interest	3,482	86,143,731	42,771,200	567
Due from Feeder Fund(s)	—	465,916	1,572,937	—

Total Assets	1,718,014,317	22,490,076,778	16,571,737,864	1,650,832,970

LIABILITIES
Payables:
Due to custodian	—	—	160,391	—
Investment advisory fees (Note 2)	65,550	1,079,757	817,403	16,449
Accrued expenses:
Professional fees (Note 2)	12,705	36,295	24,946	12,852

Total Liabilities	78,255	1,116,052	1,002,740	29,301

NET ASSETS	$1,717,936,062	$22,488,960,726	$16,570,735,124	$1,650,803,669

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2008
	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$4,686,836	$930,375,499	$437,877,920	$2,980,284

Total investment income	4,686,836	930,375,499	437,877,920	2,980,284

EXPENSES (Note 2)
Investment advisory fees	738,516	31,522,143	15,462,626	592,342
Professional fees	12,906	65,062	32,564	13,080
Independent trustees’ fees	1,912	306,772	134,377	1,987

Total expenses	753,334	31,893,977	15,629,567	607,409
Less expense reductions (Note 2)	(399,860)	(10,180,079)	(6,790,916)	(483,376)

Net expenses	353,474	21,713,898	8,838,651	124,033

Net investment income	4,333,362	908,661,601	429,039,269	2,856,251

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	—	(4,744,208)	(7,253,762)	—
Payment from affiliate (Note 2)	—	3,399,402	814,069	—

Net realized loss	—	(1,344,806)	(6,439,693)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,333,362	$907,316,795	$422,599,576	$2,856,251

The accompanying notes are an integral part of these financial statements.

29

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,333,362	$7,459,087	$908,661,601	$1,082,958,398
Net realized gain (loss)	—	—	(1,344,806)	42,548

Net increase in net assets resulting from operations	4,333,362	7,459,087	907,316,795	1,083,000,946

Interestholder transactions:
Contributions	2,857,102,909	1,739,584,764	50,941,712,613	66,603,193,729
Withdrawals	(1,251,335,484)	(1,806,493,585)	(60,852,472,460)	(43,118,755,786)

Net increase (decrease) in net assets resulting from interestholder transactions	1,605,767,425	(66,908,821)	(9,910,759,847)	23,484,437,943

Increase (decrease) in net assets	1,610,100,787	(59,449,734)	(9,003,443,052)	24,567,438,889

NET ASSETS:
Beginning of year	107,835,275	167,285,009	31,492,403,778	6,924,964,889

End of year	$1,717,936,062	$107,835,275	$22,488,960,726	$31,492,403,778

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$429,039,269	$559,112,567	$2,856,251	$7,969,862
Net realized gain (loss)	(6,439,693)	11,956	—	—

Net increase in net assets resulting from operations	422,599,576	559,124,523	2,856,251	7,969,862

Interestholder transactions:
Contributions	128,185,192,678	99,288,703,149	5,128,268,021	1,637,092,248
Withdrawals	(123,059,338,132)	(97,098,629,295)	(3,683,743,024)	(1,627,123,957)

Net increase in net assets resulting from interestholder transactions	5,125,854,546	2,190,073,854	1,444,524,997	9,968,291

Increase in net assets	5,548,454,122	2,749,198,377	1,447,381,248	17,938,153

NET ASSETS:
Beginning of year	11,022,281,002	8,273,082,625	203,422,421	185,484,268

End of year	$16,570,735,124	$11,022,281,002	$1,650,803,669	$203,422,421

The accompanying notes are an integral part of these financial statements.

30

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolios. The Master Portfolios consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities, certain U.S. government securities and typically, exchange-traded derivatives such as futures contracts and exchange-traded option contracts. The Master Portfolios do not adjust the quoted price for such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

31

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, state, municipal and provincial obligations, and securities valued using the amortized cost method of valuation. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolios’ net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolios’ amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

The following table summarizes the inputs used in valuing the Master Portfolios’ investments as of December 31, 2008:

Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Government Money Market	$—	$1,718,010,000	$—	$1,718,010,000
Money Market	—	22,313,725,211	—	22,313,725,211
Prime Money Market	—	16,527,393,727	—	16,527,393,727
Treasury Money Market	—	1,650,832,000	—	1,650,832,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining

32

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market Master Portfolio, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Master Portfolios’ financial statements.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA waived and/or credited investment advisory fees of $399,860, $10,180,079, $6,790,916 and $483,376 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

33

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

On February 19, 2008, an affiliate of BGFA purchased securities from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $34,998,569 and $181,990,742, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statements of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Government Money Market
Ratio of expenses to average net assets(a)	0.05%		0.07%	0.08%	0.03%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.12%	0.11%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.59%		4.93%	4.90%	3.16%	1.93	%(b)
Total return	1.99%		5.20%	5.08%	3.28%	0.64	%(b)(c)
Money Market
Ratio of expenses to average net assets	0.07%		0.07%	0.08%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.88%		5.23%	4.99%	3.27%	1.40%
Total return	2.90	%(d)	5.40%	5.13%	3.28%	1.39%
Prime Money Market
Ratio of expenses to average net assets	0.06%		0.07%	0.08%	0.08%	0.03%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.77%		5.23%	4.95%	3.22%	1.52%
Total return	2.88	%(d)	5.37%	5.11%	3.26%	1.40%
Treasury Money Market
Ratio of expenses to average net assets(a)	0.02%		0.01%	0.00%	0.00%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.12%	0.13%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.48%		4.81%	5.03%	3.99%	1.82	%(b)
Total return	1.64%		4.98%	5.04%	3.20%	0.61	%(b)(c)

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)

For the year ended December 31, 2008, 0.01% of the Master Portfolio’s total return consists of purchases of securities by BGFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89% for the Money Market Master Portfolio and 2.87% for the Prime Money Market Master Portfolio.

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

35

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

36

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in the Funds is not a deposit in Barclays Bank, PLC or its subsidiaries or affiliates, including Barclays Global Investors, or any other bank.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov. Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MM1208

BARCLAYS
GLOBAL INVESTORS

Cash Investments
from Barclays Global Investors

Annual Report to Shareholders

December 31, 2008

Institutional Money Market Fund

Aon Captives Shares

BARCLAYS
GLOBAL INVESTORS

INSTITUTIONAL MONEY MARKET FUND

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/08)	Ending Account Value (12/31/08)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/08 to 12/31/08)
Aon Captives Shares
Actual	$1,000.00	$1,011.10	0.24%	$1.21
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.24	1.22

(a)	This ratio includes net expenses charged to the Money Market Master Portfolio and includes the Fund’s expense reductions during the period.
(b)

Expenses are calculated using the Fund’s annualized expense ratio of the Aon Captives Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

1

INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investment in Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$21,455,426,949
Prepaid Expenses:
Treasury’s Guarantee Program Fee (Note 4)	365,031

Total Assets	21,455,791,980

LIABILITIES
Payables:
Distribution to shareholders	26,393,898
Administration fees (Note 2)	620,237
Distribution fees – Aon Captives Shares (Note 2)	25,632
Due to Master Portfolio	361,988
Accrued expenses:
Professional fees (Note 2)	16,082

Total Liabilities	27,417,837

NET ASSETS	$21,428,374,143

Net assets consist of:
Paid-in capital	$21,428,305,141
Undistributed net investment income	8,513
Accumulated net realized gain	60,489

NET ASSETS	$21,428,374,143

Aon Captives Shares
Net Assets	$97,272,897

Shares outstanding(a)	97,276,764

Net asset value and offering price per share	$1.00

Capital Shares
Net Assets	$100,784

Shares outstanding(a)	100,571

Net asset value and offering price per share	$1.00

Institutional Shares
Net Assets	$20,223,436,580

Shares outstanding(a)	20,224,687,713

Net asset value and offering price per share	$1.00

Premium Shares
Net Assets	$1,021,216,203

Shares outstanding(a)	1,021,218,091

Net asset value and offering price per share	$1.00

Select Shares
Net Assets	$10,013,899

Shares outstanding(a)	10,015,722

Net asset value and offering price per share	$1.00

Trust Shares
Net Assets	$76,333,780

Shares outstanding(a)	76,337,065

Net asset value and offering price per share	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$135,263,176
Expenses(a)	(3,056,484)

Net investment income allocated from Master Portfolio	132,206,692

FUND EXPENSES
Administration fees (Note 2)	3,354,704
Distribution fees – Aon Captives Shares (Note 2)	95,080
Professional fees (Note 2)	16,839
Independent trustees’ fees (Note 2)	43,439
Treasury’s Guarantee Program Fee (Note 4)	309,259

Total fund expenses	3,819,321
Less expense reductions (Note 2)	(70,013)

Net fund expenses	3,749,308

Net investment income	128,457,384

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized loss	(1,266,507)

Net realized loss	(1,266,507)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$127,190,877

(a)	Net of investment advisory fee reductions in the amount of $1,807,220.

The accompanying notes are an integral part of these financial statements.

3

INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$128,457,384	$339,579,002
Net realized gain (loss)	(1,266,507)	8,933

Net increase in net assets resulting from operations	127,190,877	339,587,935

Distributions to shareholders:
From net investment income:
Aon Captives Shares	(2,539,471)	(4,052,238)
Capital Shares(a)	(114,889)	—
Institutional Shares	(84,771,625)	(245,584,218)
Premium Shares	(38,343,018)	(82,147,008)
Select Shares	(996,848)	(326,865)
Trust Shares	(1,691,532)	(7,499,594)

Total distributions to shareholders	(128,457,383)	(339,609,923)

Capital share transactions (Note 3):
Aon Captives Shares	7,085,010	21,109,582
Capital Shares(a)	100,571	—
Institutional Shares	13,570,950,461	2,455,028,191
Premium Shares	274,641,682	(574,454,848)
Select Shares	5,208,509	3,578,273
Trust Shares	(9,437,936)	(111,705,201)

Net increase in net assets resulting from capital share transactions	13,848,548,297	1,793,555,997

Increase in net assets	13,847,281,791	1,793,534,009

NET ASSETS:
Beginning of year	7,581,092,352	5,787,558,343

End of year	$21,428,374,143	$7,581,092,352

Undistributed net investment income included in net assets at end of year	$8,513	$399

(a)	For the period February 28, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

4

INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Aon Captives Shares
	Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.05	0.03	0.01
Net realized gain (loss)	(0.00	)(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Total from investment operations	0.03		0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	2.74%		5.26%	5.00%	3.19%	1.29%

Ratios/Supplemental data:
Net assets, end of year (000s)	$97,273		$90,192	$69,083	$77,899	$106,433
Ratio of expenses to average net assets(b)	0.23%		0.21%	0.19%	0.15%	0.15%
Ratio of expenses to average net assets prior to expense reductions	0.26%		0.26%	0.23%	0.22%	0.22%
Ratio of net investment income to average net assets(b)	2.67%		5.12%	4.86%	3.07%	1.35%

(a)	Rounds to less than $0.01.
(b)	These ratios include net expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

5

INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002.

These financial statements relate only to the Aon Captives Shares of the Institutional Money Market Fund (the “Fund”). In addition, the Fund offers Capital Shares, Institutional Shares, Premium Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees. The Capital Shares commenced operations on February 28, 2008.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (95.40%, as of December 31, 2008).

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of December 31, 2008, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 1 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

6

INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. In addition, the Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

As of December 31, 2008, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $69,002.

The tax character of distributions paid for the years ended December 31, 2008 and December 31, 2007, consisted of ordinary income of $128,457,383 and $339,609,923, respectively.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2008.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Fund. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Fund. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Fund.

SEI Investments Distribution Company (“SEI”) is the Fund’s distributor. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. This fee is an expense of the Aon Captives Shares only and is not borne by the Capital Shares, Institutional Shares, Premium Shares, Select Shares or Trust Shares.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Fund’s transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Fund for which BGI receives a fee paid by the Fund. BGI, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Fund. BGI is entitled to receive for these administration services an annual fee of 0.05% of the average daily net assets of the Fund’s Aon Captives Shares. From time to time, BGI may waive such fees in whole or in part. Any

7

INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Fund’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Fund. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGI waived and/or credited administration fees of $1,197 for the Aon Captives Shares of the Fund.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Aon Captives Shares of the Fund were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	27,519,162	$27,519,162	29,764,201	$29,764,201
Shares issued in reinvestment of dividends and distributions	1,193,475	1,193,475	1,288,381	1,288,381
Shares redeemed	(21,627,627)	(21,627,627)	(9,943,000)	(9,943,000)

Net increase	7,085,010	$7,085,010	21,109,582	$21,109,582

4.	TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program protects the shares of any shareholder of record in the Fund on September 19, 2008 (“Covered Shareholder”); it does not protect investors who were not shareholders of record in the Fund on that date. The number of shares protected is the lesser of the number of shares owned by a Covered Shareholder on September 19, 2008 and the number of shares owned when a guarantee event occurs. A guarantee event generally would occur if the Fund’s market-based net asset value per share were less than $0.995. A Covered Shareholder will receive $1.00 per protected share upon liquidation of the Fund (subject to adjustment and the overall limit of $50 billion available to all money market funds participating in the Program).

The initial period of the Program covered the period from September 19, 2008 through December 18, 2008 (the “Initial Period”) and the Fund paid to the Treasury an amount equal to 0.01% of the net asset value of the Fund as of September 19, 2008 in order to participate during the Initial Period. The Treasury recently extended the Program through April 30, 2009 (the “Extension Period”) and the Fund paid an additional amount equal to 0.015% of the net asset value of the Fund as of September 19, 2008 in order to participate during the Extension Period. The fees associated with participation in the Program were borne by the Fund and paid in advance of participation for both Periods. These fees will be amortized through the Extension Period, as applicable. Amounts expensed, as well as amounts accrued as a prepaid expense, as of December 31, 2008, are shown on the accompanying Statement of Operations and Statement of Assets and Liabilities, respectively.

The Program may be extended by the U.S. Department of the Treasury through September 18, 2009. In the event that the Program is extended, the Board of Trustees of the Trust will consider whether the Fund should continue to participate.

8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Money Market Fund, a series of Barclays Global Investors Funds, (the “Fund”), at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the Aon Captives Share Class for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of the financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

9

INSTITUTIONAL MONEY MARKET FUND

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby designates the maximum allowable amount of $112,658,212 as interest-related dividends for the tax year ended December 31, 2008.

10

INSTITUTIONAL MONEY MARKET FUND

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Fund. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 203 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 26 portfolios within the fund complex. The address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Fund’s Trustees and Officers may be found in the Fund’s Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 47	Trustee (since 2001) and Chairperson of the Board (since 2007).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 48	Trustee and President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of MIP; Trustee (since 2007), University of California Berkeley Foundation.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolio and BGI, the parent company of BGFA and the administrator of the Master Portfolio. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 64	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Immediate Past Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

11

INSTITUTIONAL MONEY MARKET FUND

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

A. John Gambs, 63	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 67	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 53	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 52	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Advisory Board Member (2006-2008) of Healthy Handfuls (natural food company); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (2001-2008) of Maier Siebel Baber; Director (since 2008) of RPF Fund II, RPF Fund IV and RPF Fund V.

Leo Soong, 62	Trustee (since 2000) and Lead Independent Trustee (since 2006).	Senior Advisor (since 1997) and Managing Director (1989-2008) of CG Roxane LLC (water company); Senior Advisor (since 1997) of Crystal Geyser Water Co. (water company); President (2002-2008) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003- 2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

12

INSTITUTIONAL MONEY MARKET FUND

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 38	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI.	None.

Alan Mason, 48	Vice President (since 2007).	Global Head (since 2008) of Portfolio Management, Client Solutions; Head (2006- 2008) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

13

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 8.11%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,008,827
Banco Bilbao Vizcaya
Argentaria SA
2.70%, 03/10/09	250,000,000	250,004,598
3.22%, 08/20/09	150,000,000	150,004,660
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,992,476
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	125,000,000	125,001,657
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,825,012,218)		1,825,012,218

COMMERCIAL PAPER – 47.41%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	248,871,251
Alpine Securitization Corp.
1.40%, 01/05/09(a)	200,000,000	199,968,889
Amstel Funding Corp.
1.50%, 01/02/09(a)	500,000,000	499,979,167
1.60%, 01/12/09(a)	250,000,000	249,877,778
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	320,000,000	314,197,333
Banco Bilbao Vizcaya
Argentaria London
0.90%, 01/15/09	65,000,000	64,977,250
Barton Capital Corp.
1.45%, 01/21/09(a)	50,000,000	49,959,722
1.45%, 01/22/09(a)	150,000,000	149,873,125
1.45%, 02/02/09(a)	127,000,000	126,836,311
Bryant Park Funding LLC
0.30%, 01/20/09(a)	120,000,000	119,981,000
0.55%, 03/12/09(a)	150,000,000	149,839,583
CAFCO LLC
1.40%, 01/07/09(a)	50,000,000	49,988,333
1.55%, 01/09/09(a)	350,000,000	349,879,444
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	340,000,000	339,909,333
2.02%, 01/05/09(a)	200,000,000	199,955,111
Chariot Funding LLC
1.50%, 02/04/09(a)	150,000,000	149,787,500
2.85%, 01/15/09(a)	175,000,000	174,806,042
4.10%, 01/05/09(a)	115,650,000	115,597,315
Charta LLC
1.55%, 01/09/09(a)	350,000,000	349,879,444

Security	Face Amount	Value
Citibank Omni Master Trust
1.75%, 01/21/09(a)	$125,000,000	$124,878,472
2.35%, 01/09/09(a)	225,000,000	224,882,500
2.40%, 01/09/09(a)	160,000,000	159,914,667
2.50%, 01/05/09(a)	120,000,000	119,966,666
2.65%, 01/05/09(a)	200,000,000	199,941,111
E.ON AG
1.30%, 02/18/09(a)	75,000,000	74,870,000
Falcon Asset Securitization Corp.
1.75%, 01/08/09(a)	100,322,000	100,287,862
4.10%, 01/05/09(a)	200,000,000	199,908,889
Govco Inc.
3.00%, 01/21/09(a)	200,000,000	199,666,667
3.00%, 01/22/09(a)	300,000,000	299,475,000
Greenwich Capital Holdings Inc.
3.12%, 02/04/09	350,000,000	348,968,666
3.15%, 01/22/09	200,000,000	199,632,500
Jupiter Securitization Corp.
1.50%, 02/04/09(a)	175,000,000	174,752,083
1.75%, 01/08/09(a)	125,000,000	124,957,465
4.10%, 01/05/09(a)	100,000,000	99,954,445
LMA Americas LLC
0.55%, 01/13/09(a)	154,000,000	153,971,767
0.60%, 01/20/09(a)	146,000,000	145,953,767
Matchpoint Master Trust
0.30%, 01/16/09(a)	85,000,000	84,989,375
Park Avenue Receivables Corp.
2.85%, 01/07/09(a)	100,000,000	99,952,500
2.85%, 01/21/09(a)	100,000,000	99,841,667
4.10%, 01/05/09(a)	200,000,000	199,908,889
Ranger Funding Co. LLC
1.40%, 01/28/09(a)	214,584,000	214,358,687
1.47%, 01/21/09(a)	48,000,000	47,960,800
2.90%, 01/12/09(a)	112,336,000	112,236,458
Regency Markets No. 1 LLC
0.57%, 01/21/09(a)	135,298,000	135,255,156
0.90%, 01/09/09(a)	144,060,000	144,031,188
1.40%, 03/10/09(a)	127,630,000	127,292,490
Solitaire Funding Ltd.
0.75%, 01/15/09	225,000,000	224,934,375
0.80%, 01/15/09(a)	125,000,000	124,961,111
0.80%, 01/20/09(a)	265,000,000	264,888,111
1.60%, 01/09/09(a)	150,000,000	149,946,667
Thames Asset Global
Securitization No. 1 Inc.
0.50%, 01/20/09(a)	158,513,000	158,471,170
0.80%, 01/12/09(a)	64,793,000	64,777,162
Tulip Funding Corp.
1.55%, 01/07/09(a)	413,464,000	413,357,189
UniCredito Italiano Bank
(Ireland) PLC
2.08%, 01/05/09	170,000,000	169,960,711
Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	248,835,554
Westpac Securities NZ Ltd.
2.52%, 03/09/09	200,000,000	199,062,000

14

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
Yorktown Capital LLC
1.40%, 01/12/09(a)	$230,000,000	$229,901,611
3.00%, 01/09/09(a)	290,484,000	290,290,344

TOTAL COMMERCIAL PAPER
(Cost: $10,661,359,673)		10,661,359,673

MEDIUM-TERM NOTES – 5.97%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09(b)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000
2.75%, 01/05/09	330,000,000	330,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	62,315,463

TOTAL MEDIUM-TERM NOTES
(Cost: $1,342,315,463)		1,342,315,463

REPURCHASE AGREEMENTS – 20.51%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $150,000,083 (collateralized by U.S. government obligations, value $153,000,025, 1.13%, 12/15/11).	150,000,000	150,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $385,005,561 (collateralized by non-U.S. government debt securities, value $423,500,000, 0.00% to 10.00%, 2/23/36).	385,000,000	385,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $465,006,717 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000

Security	Face Amount	Value
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $138,001,840 (collateralized by non-U.S. government debt securities, value $144,900,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$138,000,000	$138,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $400,005,333 (collateralized by non-U.S. government debt securities, value $417,484,558, 0.56% to 6.44%, 7/5/09 to 10/25/21).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $100,000,389 (collateralized by U.S. government obligations, value $102,000,414, 5.50% to 7.00%, 11/1/28 to 8/1/38).	100,000,000	100,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $1,000,010,556 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,020,875,497, 4.50% to 6.38%, 1/27/15 to 10/1/38).	1,000,000,000	1,000,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $183,668,051 (collateralized by U.S. government obligations, value $187,341,426, 8.88%, 8/15/17).	183,668,000	183,668,000
Greenwich Capital Markets Tri-Party 0.29%, dated 12/31/08, due 1/2/09, maturity value $750,012,083 (collateralized by U.S. government obligations, value $765,000,023, 3.25% to 4.50%, 4/20/09 to 6/28/13).	750,000,000	750,000,000
HSBC Securities Inc. Tri-Party 0.12%, dated 12/31/08, due 1/2/09, maturity value $100,000,667 (collateralized by non-U.S. government debt securities, value $104,861,526, 0.00% to 9.50%, 9/13/16 to 11/25/37).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $600,004,667 (collateralized by non-U.S. government debt securities, value $618,210,355, 0.00% to 14.88%, 1/9/09 to 2/12/67).	600,000,000	600,000,000

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $100,000,056 (collateralized by U.S. government obligations, value $102,000,119, 3.63% to 7.50%, 7/15/09 to 11/15/24).	$100,000,000	$100,000,000
Morgan Stanley Tri-Party 0.34%, dated 12/31/08, due 1/2/09, maturity value $100,001,889 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000
Morgan Stanley Tri-Party 0.54%, dated 12/31/08, due 1/2/09, maturity value $100,003,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,611,668,000)		4,611,668,000

TIME DEPOSITS – 1.96%
BNP Paribas
0.01%, 01/02/09	80,685,000	80,685,000
Branch Banking & Trust
0.00%, 01/02/09	160,000,000	160,000,000
Societe Generale
0.03%, 01/14/09(b)	200,000,000	200,000,000

TOTAL TIME DEPOSITS
(Cost: $440,685,000)		440,685,000

VARIABLE & FLOATING RATE NOTES – 15.26%
American Express Bank FSB
0.41%, 06/12/09	50,000,000	49,840,497
American Honda Finance Corp.
1.51%, 03/23/09(a)	95,000,000	94,984,732
Bank of America N.A.
4.35%, 10/03/09	225,000,000	225,000,000
BBVA US Senior SA Unipersonal
4.62%, 04/17/09(a)	50,000,000	49,941,912
General Electric Capital Corp.
0.50%, 04/24/09	60,000,000	60,000,576
ING Bank NV
2.22%, 06/17/09(a)	325,000,000	325,000,000
ING USA Annuity & Life
Insurance Co.
5.24%, 01/12/09(a)(b)	235,000,000	235,000,000
MassMutual Global Funding II
2.05%, 02/02/09(a)	125,000,000	125,000,000

Security	Face Amount	Value
Metropolitan Life Insurance Co.
2.69%, 08/18/09(b)	$50,000,000	$50,000,000
4.95%, 07/20/09(b)	25,000,000	25,000,000
Monumental Global Funding III
0.97%, 02/17/09(a)	5,000,000	4,995,584
2.55%, 08/17/09(a)	150,000,000	150,000,000
Pricoa Global Funding I
2.45%, 06/12/09(a)	100,000,000	100,000,000
Procter & Gamble Co.
2.22%, 09/09/09	100,000,000	100,000,000
Royal Bank of Canada
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	125,000,000	125,000,000
Toyota Motor Credit Corp.
0.59%, 09/22/09	275,000,000	275,000,000
0.59%, 10/02/09	200,000,000	200,000,000
Wachovia Bank N.A.
4.42%, 05/01/09	498,000,000	498,000,000
Wells Fargo & Co.
1.35%, 03/13/09(a)	50,000,000	50,002,992
3.55%, 05/01/09(a)	164,900,000	164,918,564
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,432,684,857)		3,432,684,857

TOTAL INVESTMENTS IN SECURITIES – 99.22%
(Cost: $22,313,725,211)		22,313,725,211

Other Assets, Less Liabilities – 0.78%		175,235,515

NET ASSETS – 100.00%		$22,488,960,726

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

16

MONEY MARKET MASTER PORTFOLIO

Portfolio Allocation (Unaudited)

December 31, 2008

Asset Type	Value	% of Net Assets
Commercial Paper	$10,661,359,673	47.41%
Repurchase Agreements	4,611,668,000	20.51
Variable & Floating Rate Notes	3,432,684,857	15.26
Certificates of Deposit	1,825,012,218	8.11
Medium-Term Notes	1,342,315,463	5.97
Time Deposits	440,685,000	1.96
Other Net Assets	175,235,515	0.78

TOTAL	$22,488,960,726	100.00%

This table is not part of the financial statements.

17

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$17,702,057,211
Repurchase agreements, at fair value and cost (Note 1)	4,611,668,000

Total investments	22,313,725,211
Cash	89,741,920
Receivables:
Interest	86,143,731
Due from Feeder Funds	465,916

Total Assets	22,490,076,778

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,079,757
Accrued expenses:
Professional fees (Note 2)	36,295

Total Liabilities	1,116,052

NET ASSETS	$22,488,960,726

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2008
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$930,375,499

Total investment income	930,375,499

EXPENSES (Note 2)
Investment advisory fees	31,522,143
Professional fees	65,062
Independent trustees’ fees	306,772

Total expenses	31,893,977
Less expense reductions (Note 2)	(10,180,079)

Net expenses	21,713,898

Net investment income	908,661,601

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(4,744,208)
Payment from affiliate (Note 2)	3,399,402

Net realized loss	(1,344,806)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$907,316,795

STATEMENTS OF CHANGES IN NET ASSETS	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$908,661,601	$1,082,958,398
Net realized gain (loss)	(1,344,806)	42,548

Net increase in net assets resulting from operations	907,316,795	1,083,000,946

Interestholder transactions:
Contributions	50,941,712,613	66,603,193,729
Withdrawals	(60,852,472,460)	(43,118,755,786)

Net increase (decrease) in net assets resulting from interestholder transactions	(9,910,759,847)	23,484,437,943

Increase (decrease) in net assets	(9,003,443,052)	24,567,438,889

NET ASSETS:
Beginning of year	31,492,403,778	6,924,964,889

End of year	$22,488,960,726	$31,492,403,778

The accompanying notes are an integral part of these financial statements.

18

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolio. The Master Portfolio considers observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities, certain U.S. government securities and typically, exchange-traded derivatives such as futures contracts and exchange-traded option contracts. The Master Portfolio does not adjust the quoted price for such instruments, even in situations where the Master Portfolio holds a large position and a sale could reasonably impact the quoted price.

19

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, state, municipal and provincial obligations, and securities valued using the amortized cost method of valuation. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolio uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolio in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolio in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolio due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations.

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolio’s net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolio’s amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments as of December 31, 2008:

Investments in Securities
	Level 1	Level 2	Level 3	Total
Money Market Master Portfolio	$—	$22,313,725,211	$—	$22,313,725,211

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such

20

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Master Portfolio’s financial statements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA waived and/or credited investment advisory fees in the amount of $10,180,079 for the Master Portfolio.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

21

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

On February 19, 2008, an affiliate of BGFA purchased securities from the Master Portfolio for cash at $181,990,742, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statement of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Ratio of expenses to average net assets	0.07%		0.07%	0.08%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.88%		5.23%	4.99%	3.27%	1.40%
Total return	2.90	%(a)	5.40%	5.13%	3.28%	1.39%

(a)

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BGFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

23

MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

24

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in the Funds is not a deposit in Barclays Bank PLC or its subsidiaries or affiliates, including Barclays Global Investors, or any other bank.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov. Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMAN1208

BARCLAYS
GLOBAL INVESTORS

Cash Investments
from Barclays Global Investors

Annual Report to Shareholders

December 31, 2008

Money Market Funds
PREMIUM SHARES

Government Money Market Fund

Institutional Money Market Fund

Prime Money Market Fund

Treasury Money Market Fund

BARCLAYS
GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/08)	Ending Account Value (12/31/08)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/08 to 12/31/08)
Government Money Market
Premium Shares
Actual	$1,000.00	$1,005.80	0.11%	$0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
Institutional Money Market
Premium Shares
Actual	1,000.00	1,011.30	0.19	0.96
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.19	0.97
Prime Money Market
Premium Shares
Actual	1,000.00	1,011.10	0.19	0.96
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.19	0.97
Treasury Money Market
Premium Shares
Actual	1,000.00	1,004.70	0.07	0.35
Hypothetical (5% return before expenses)	1,000.00	1,024.80	0.07	0.36

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Premium Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at fair value (Note 1)	$1,717,936,062	$21,455,426,949	$15,510,207,169	$1,534,799,537
Prepaid expenses:
Treasury’s Guarantee Program Fee (Note 4)	—	365,031	1,586,155	—

Total Assets	1,717,936,062	21,455,791,980	15,511,793,324	1,534,799,537

LIABILITIES
Payables:
Distribution to shareholders	150,252	26,393,898	18,889,349	48,242
Administration fees (Note 2)	69,170	620,237	779,261	9,888
Distribution fees – Aon Captives Shares (Note 2)	—	25,632	—	—
Due to corresponding Master Portfolio	—	361,988	1,572,937	—
Accrued expenses:
Professional fees (Note 2)	11,357	16,082	21,690	11,505

Total Liabilities	230,779	27,417,837	21,263,237	69,635

NET ASSETS	$1,717,705,283	$21,428,374,143	$15,490,530,087	$1,534,729,902

Net assets consist of:
Paid-in capital	$1,717,705,283	$21,428,305,141	$15,495,779,806	$1,534,729,902
Undistributed net investment income	—	8,513	10,744	—
Accumulated net realized gain (loss)	—	60,489	(5,260,463)	—

NET ASSETS	$1,717,705,283	$21,428,374,143	$15,490,530,087	$1,534,729,902

Aon Captives Shares
Net Assets	$—	$97,272,897	$—	$—

Shares outstanding(a)	—	97,276,764	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Capital Shares
Net Assets	$7,400,228	$100,784	$226,487,127	$44,697,608

Shares outstanding(a)	7,400,228	100,571	226,530,327	44,697,608

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Institutional Shares
Net Assets	$1,594,727,600	$20,223,436,580	$10,812,889,812	$1,305,943,901

Shares outstanding(a)	1,594,727,600	20,224,687,713	10,816,569,503	1,305,943,901

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$21,772,611	$1,021,216,203	$4,304,633,176	$65,094,961

Shares outstanding(a)	21,772,611	1,021,218,091	4,306,265,433	65,094,961

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$81,424,464	$10,013,899	$143,150,265	$24,339,545

Shares outstanding(a)	81,424,464	10,015,722	143,153,195	24,339,545

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$12,380,380	$76,333,780	$3,369,707	$94,653,887

Shares outstanding(a)	12,380,380	76,337,065	3,369,725	94,653,887

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2008

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$4,686,836	$135,263,176	$382,202,829	$2,960,971
Expenses(a)	(353,474)	(3,056,484)	(7,493,962)	(120,283)

Net investment income allocated from corresponding Master Portfolio	4,333,362	132,206,692	374,708,867	2,840,688

FUND EXPENSES
Administration fees (Note 2)	424,347	3,354,704	8,761,783	353,055
Distribution fees – Aon Captives Shares (Note 2)	—	95,080	—	—
Professional fees (Note 2)	11,796	16,839	30,230	11,970
Independent trustees’ fees (Note 2)	1,910	43,439	121,508	1,983
Treasury’s Guarantee Program Fee (Note 4)	—	309,259	1,343,826	—

Total fund expenses	438,053	3,819,321	10,257,347	367,008
Less expense reductions (Note 2)	(85,187)	(70,013)	(414,049)	(215,296)

Net fund expenses	352,866	3,749,308	9,843,298	151,712

Net investment income	3,980,496	128,457,384	364,865,569	2,688,976

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized loss	—	(1,266,507)	(5,368,840)	—

Net realized loss	—	(1,266,507)	(5,368,840)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,980,496	$127,190,877	$359,496,729	$2,688,976

(a)	Net of investment advisory fee reductions in the amounts of $399,860, $1,807,220, $5,982,897, and $470,177, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,980,496	$7,312,759	$128,457,384	$339,579,002
Net realized gain (loss)	—	—	(1,266,507)	8,933

Net increase in net assets resulting from operations	3,980,496	7,312,759	127,190,877	339,587,935

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(2,539,471)	(4,052,238)
Capital Shares(a)	(10,693)	—	(114,889)	—
Institutional Shares	(1,875,352)	(1,172,179)	(84,771,625)	(245,584,218)
Premium Shares	(2,037,768)	(4,856,791)	(38,343,018)	(82,147,008)
Select Shares	(55,456)	(1,279,756)	(996,848)	(326,865)
Trust Shares	(1,227)	(4,033)	(1,691,532)	(7,499,594)

Total distributions to shareholders	(3,980,496)	(7,312,759)	(128,457,383)	(339,609,923)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	7,085,010	21,109,582
Capital Shares(a)	7,400,228	—	100,571	—
Institutional Shares	1,591,696,871	2,635,467	13,570,950,461	2,455,028,191
Premium Shares	(68,051,117)	(33,708,376)	274,641,682	(574,454,848)
Select Shares	67,155,026	(28,413,242)	5,208,509	3,578,273
Trust Shares	12,330,380	(57,892)	(9,437,936)	(111,705,201)

Net increase (decrease) in net assets resulting from capital share transactions	1,610,531,388	(59,544,043)	13,848,548,297	1,793,555,997

Increase (decrease) in net assets	1,610,531,388	(59,544,043)	13,847,281,791	1,793,534,009

NET ASSETS:
Beginning of year	107,173,895	166,717,938	7,581,092,352	5,787,558,343

End of year	$1,717,705,283	$107,173,895	$21,428,374,143	$7,581,092,352

Undistributed net investment income included in net assets at end of year	$—	$—	$8,513	$399

(a)	For the period February 28, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$364,865,569	$501,618,559	$2,688,976	$7,891,235
Net realized gain (loss)	(5,368,840)	10,598	—	—

Net increase in net assets resulting from operations	359,496,729	501,629,157	2,688,976	7,891,235

Distributions to shareholders:
From net investment income:
Capital Shares(a)	(1,763,342)	—	(165,369)	—
Institutional Shares	(257,847,006)	(395,738,229)	(1,810,661)	(6,006,336)
Premium Shares	(100,932,210)	(98,980,240)	(582,196)	(513,487)
Select Shares	(4,317,661)	(6,958,678)	(128,328)	(1,367,486)
Trust Shares	(5,350)	(4,135)	(2,422)	(3,926)

Total distributions to shareholders	(364,865,569)	(501,681,282)	(2,688,976)	(7,891,235)

Capital share transactions (Note 3):
Capital Shares(a)	226,530,327	—	44,697,608	—
Institutional Shares	2,452,789,523	2,447,990,425	1,174,753,627	4,672,699
Premium Shares	2,510,789,377	243,844,111	3,581,716	59,401,698
Select Shares	(125,199,089)	246,709,511	14,289,545	(45,868,956)
Trust Shares	3,319,725	(58,148)	94,603,887	(57,775)

Net increase in net assets resulting from capital share transactions	5,068,229,863	2,938,485,899	1,331,926,383	18,147,666

Increase in net assets	5,062,861,023	2,938,433,774	1,331,926,383	18,147,666

NET ASSETS:
Beginning of year	10,427,669,064	7,489,235,290	202,803,519	184,655,853

End of year	$15,490,530,087	$10,427,669,064	$1,534,729,902	$202,803,519

Undistributed net investment income included in net assets at end of year	$10,744	$146	$—	$—

(a)	For the period February 28, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Premium Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.05	0.05	0.03	0.01

Total from investment operations	0.02	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.92%	5.09%	4.99%	3.23%	0.62	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,773	$89,824	$123,532	$183,243	$100
Ratio of expenses to average net assets(c)(d)	0.09%	0.17%	0.17%	0.08%	0.05%
Ratio of expenses to average net assets prior to expense reductions(d)	0.16%	0.23%	0.21%	0.17%	0.17%
Ratio of net investment income to average net assets(c)(d)	2.24%	4.84%	4.88%	3.54%	1.86%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Premium Shares
	Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.05	0.03	0.01
Net realized gain (loss)	(0.00	)(a)	0.00 (a)	0.00 (a)	0.00 (a)	(0.00	)(a)

Total from investment operations	0.03		0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	2.80%		5.31%	5.05%	3.24%	1.34%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,021,216		$746,582	$1,321,042	$1,803,171	$1,217,388
Ratio of expenses to average net assets(b)	0.18%		0.16%	0.15%	0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions	0.21%		0.21%	0.19%	0.17%	0.17%
Ratio of net investment income to average net assets(b)	2.79%		5.21%	4.93%	3.24%	1.45%

(a)	Rounds to less than $0.01.
(b)	These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Premium Shares
	Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.05	0.03	0.01
Net realized gain (loss)	(0.00	)(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)

Total from investment operations	0.03		0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)
Net realized gain	—		—	—	—	(0.00	)(a)

Total distributions	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	2.78%		5.27%	5.02%	3.21%	1.35%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,304,633		$1,795,477	$1,551,648	$3,233,738	$5,247,105
Ratio of expenses to average net assets(b)	0.17%		0.17%	0.16%	0.13%	0.07%
Ratio of expenses to average net assets prior to expense reductions	0.21%		0.20%	0.19%	0.17%	0.17%
Ratio of net investment income to average net assets(b)	2.60%		5.14%	4.88%	3.08%	1.62%

(a)	Rounds to less than $0.01.
(b)	These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Premium Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.05	0.05	0.03	0.01

Total from investment operations	0.02	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.57%	4.90%	4.99%	3.15%	0.59	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$65,095	$61,513	$2,112	$2,546	$100
Ratio of expenses to average net assets(c)(d)	0.07%	0.09%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(d)	0.20%	0.23%	0.23%	0.17%	0.17%
Ratio of net investment income to average net assets(c)(d)	1.17%	4.44%	4.61%	3.83%	1.77%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002.

These financial statements relate only to the Premium Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Capital Shares, Institutional Shares, Select Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Capital Shares, Institutional Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees. The Capital Shares commenced operations on February 28, 2008.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Effective January 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 95.40%, 93.60% and 92.97% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2008).

The determination of what constitutes an “observable” input may require significant judgment by the Funds. As of December 31, 2008, each Fund’s investment in its corresponding Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Funds’ perceived risk of an investment in their corresponding Master Portfolio, nor the levels of the investments held within the Master Portfolios.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds believe more relevant disclosure regarding fair value measurements relate to the investment portfolios of the Master Portfolios, which can be found in Note 1 of MIP’s Notes to Financial Statements, and are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

As of December 31, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Institutional Money Market	$69,002	$—	$69,002
Prime Money Market	10,744	(5,260,463)	(5,249,719)

The tax character of distributions paid for the years ended December 31, 2008 and December 31, 2007 were as follows:

Fund	2008	2007
Government Money Market

Distributions paid from:
Ordinary Income	$3,980,496	$7,312,759

Total Distributions	$3,980,496	$7,312,759

Institutional Money Market

Distributions paid from:
Ordinary Income	$128,457,383	$339,609,923

Total Distributions	$128,457,383	$339,609,923

Prime Money Market

Distributions paid from:
Ordinary Income	$364,864,866	$501,681,282
Long-term capital gain	703	—

Total Distributions	$364,865,569	$501,681,282

Treasury Money Market

Distributions paid from:
Ordinary Income	$2,688,976	$7,891,235

Total Distributions	$2,688,976	$7,891,235

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2008.

As of December 31, 2008, the tax year-end of the Funds, the Prime Money Market Fund had tax basis net capital loss carryforward of $5,260,463 expiring in 2016. Such losses may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Capital Shares, Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.10% of the average daily net assets of each Fund’s Premium Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGI waived and/or credited administration fees of $18,385, $17,296, $102,104 and $20,645 for the Premium Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Premium Shares of the Funds were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007

Fund	Shares	Amount	Shares	Amount
Government Money Market
Shares sold	1,270,501,213	$1,270,501,213	594,165,015	$594,165,015
Shares issued in reinvestment of dividends and distributions	1,801,824	1,801,824	3,635,678	3,635,678
Shares redeemed	(1,340,354,154)	(1,340,354,154)	(631,509,069)	(631,509,069)

Net decrease	(68,051,117)	$(68,051,117)	(33,708,376)	$(33,708,376)

Institutional Money Market
Shares sold	15,015,539,136	$15,015,539,136	12,563,777,405	$12,563,777,405
Shares issued in reinvestment of dividends and distributions	30,628,426	30,628,426	76,479,979	76,479,979
Shares redeemed	(14,771,525,880)	(14,771,525,880)	(13,214,712,232)	(13,214,712,232)

Net increase (decrease)	274,641,682	$274,641,682	(574,454,848)	$(574,454,848)

Prime Money Market
Shares sold	42,253,069,105	$42,253,069,105	20,584,658,678	$20,584,658,678
Shares issued in reinvestment of dividends and distributions	70,609,334	70,609,334	81,012,698	81,012,698
Shares redeemed	(39,812,889,062)	(39,812,889,062)	(20,421,827,265)	(20,421,827,265)

Net increase	2,510,789,377	$2,510,789,377	243,844,111	$243,844,111

Treasury Money Market
Shares sold	435,926,336	$435,926,336	383,415,469	$383,415,469
Shares issued in reinvestment of dividends and distributions	703,061	703,061	332,811	332,811
Shares redeemed	(433,047,681)	(433,047,681)	(324,346,582)	(324,346,582)

Net increase	3,581,716	$3,581,716	59,401,698	$59,401,698

4.	TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Institutional Money Market Fund and the Prime Money Market Fund (the “Covered Funds”) participate in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Treasury Money Market Fund and the Government Money Market Fund do not participate in the Program.

The Program protects the shares of any shareholder of record in a Covered Fund on September 19, 2008 (“Covered Shareholder”); it does not protect investors who were not shareholders of record in a Covered Fund on that date. The number of shares protected is the lesser of the number of shares owned by a Covered Shareholder on September 19, 2008 and the number of shares owned when a guarantee event occurs. A guarantee event generally would occur if a Covered Fund’s market-based net asset value per share were less than $0.995. A Covered Shareholder will receive $1.00 per protected share upon liquidation of the Covered Fund (subject to adjustment and the overall limit of $50 billion available to all money market funds participating in the Program).

The initial period of the Program covered the period from September 19, 2008 through December 18, 2008 (the “Initial Period”) and the Covered Funds paid to the Treasury an amount equal to 0.01% of the net asset value of each Covered Fund as of September 19, 2008 in order to participate during the Initial Period. The Treasury recently extended the Program through April 30, 2009 (the “Extension Period”) and the Covered Funds paid an additional amount equal to 0.015% of the net asset value of each Covered Fund as of September 19, 2008 in order to participate during the Extension Period. The fees associated with participation in the Program were borne by the Funds and paid in advance of participation for both Periods. These fees will be amortized through the Extension Period, as applicable. Amounts

13

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

expensed, as well as amounts accrued as a prepaid expense, as of December 31, 2008, are shown on the accompanying Statements of Operations and Statements of Assets and Liabilities, respectively.

The Program may be extended by the U.S. Department of the Treasury through September 18, 2009. In the event that the Program is extended, the Board of Trustees of the Trust will consider whether the Covered Funds should continue to participate.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Premium Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

15

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2008:

Fund	Interest- Related Dividends
Government Money Market	$3,980,496
Institutional Money Market	112,658,212
Prime Money Market	332,417,016
Treasury Money Market	2,688,976

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 203 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 26 portfolios within the fund complex. The address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 47	Trustee (since 2001) and Chairperson of the Board (since 2007).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 48	Trustee and President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of MIP; Trustee (since 2007), University of California Berkeley Foundation.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 64	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Immediate Past Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

A. John Gambs, 63	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 67	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 53	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 52	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Advisory Board Member (2006-2008) of Healthy Handfuls (natural food company); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (2001-2008) of Maier Siebel Baber; Director (since 2008) of RPF Fund II, RPF Fund IV and RPF Fund V.

Leo Soong, 62	Trustee (since 2000) and Lead Independent Trustee (since 2006).	Senior Advisor (since 1997) and Managing Director (1989-2008) of CG Roxane LLC (water company); Senior Advisor (since 1997) of Crystal Geyser Water Co. (water company); President (2002-2008) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

18

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 38	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI.	None.

Alan Mason, 48	Vice President (since 2007).	Global Head (since 2008) of Portfolio Management, Client Solutions; Head (2006-2008) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

19

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $350,001,556 (collateralized by U.S. government obligations, value $357,000,000, 5.00% to 5.50%, 6/1/35 to 7/1/35).	$350,000,000	$350,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $50,000,222 (collateralized by U.S. government obligations, value $51,000,000, 5.00%, 7/1/35).	50,000,000	50,000,000
Bank of America N.A. Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $200,000,889 (collateralized by U.S. government obligations, value $204,000,000, 6.00%, 8/1/37).	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $200,001,111 (collateralized by U.S. government obligations, value $204,000,001, 4.50% to 7.00%, 4/1/18 to 10/1/38).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $300,001,167 (collateralized by U.S. government obligations, value $306,003,173, 4.50% to 5.50%, 1/1/35 to 6/1/36).	300,000,000	300,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $50,000,194 (collateralized by U.S. government obligations, value $51,000,150, 6.00% to 7.00%, 12/1/36 to 5/1/38).	50,000,000	50,000,000

Security	Face Amount	Value
Goldman Sachs & Co. Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $61,010,203 (collateralized by U.S. government obligations, value $62,230,200, 4.00% to 8.50%, 4/1/14 to 10/1/38).	$61,010,000	$61,010,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $350,001,167 (collateralized by U.S. government obligations, value $357,000,001, 5.00% to 6.00%, 7/1/37 to 12/1/38).	350,000,000	350,000,000
J.P. Morgan Securities Inc. Tri-Party 0.05%, dated 12/31/08, due 1/2/09, maturity value $150,000,417 (collateralized by U.S. government obligations, value $153,001,103, 5.00% to 7.00%, 2/1/15 to 11/1/38).	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $7,000,039 (collateralized by U.S. government obligations, value $7,211,754, 0.92%, 10/25/35).	7,000,000	7,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,718,010,000)		1,718,010,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $1,718,010,000)		1,718,010,000

Other Assets, Less Liabilities – 0.00%		(73,938)

NET ASSETS – 100.00%		$1,717,936,062

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 8.11%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,008,827
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09	250,000,000	250,004,598
3.22%, 08/20/09	150,000,000	150,004,660
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,992,476
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	125,000,000	125,001,657
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,825,012,218)		1,825,012,218

COMMERCIAL PAPER – 47.41%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	248,871,251
Alpine Securitization Corp.
1.40%, 01/05/09(a)	200,000,000	199,968,889
Amstel Funding Corp.
1.50%, 01/02/09(a)	500,000,000	499,979,167
1.60%, 01/12/09(a)	250,000,000	249,877,778
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	320,000,000	314,197,333
Banco Bilbao Vizcaya Argentaria London
0.90%, 01/15/09	65,000,000	64,977,250
Barton Capital Corp.
1.45%, 01/21/09(a)	50,000,000	49,959,722
1.45%, 01/22/09(a)	150,000,000	149,873,125
1.45%, 02/02/09(a)	127,000,000	126,836,311
Bryant Park Funding LLC
0.30%, 01/20/09(a)	120,000,000	119,981,000
0.55%, 03/12/09(a)	150,000,000	149,839,583
CAFCO LLC
1.40%, 01/07/09(a)	50,000,000	49,988,333
1.55%, 01/09/09(a)	350,000,000	349,879,444
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	340,000,000	339,909,333
2.02%, 01/05/09(a)	200,000,000	199,955,111
Chariot Funding LLC
1.50%, 02/04/09(a)	150,000,000	149,787,500
2.85%, 01/15/09(a)	175,000,000	174,806,042
4.10%, 01/05/09(a)	115,650,000	115,597,315
Charta LLC
1.55%, 01/09/09(a)	350,000,000	349,879,444

Security	Face Amount	Value
Citibank Omni Master Trust
1.75%, 01/21/09(a)	$125,000,000	$124,878,472
2.35%, 01/09/09(a)	225,000,000	224,882,500
2.40%, 01/09/09(a)	160,000,000	159,914,667
2.50%, 01/05/09(a)	120,000,000	119,966,666
2.65%, 01/05/09(a)	200,000,000	199,941,111
E.ON AG
1.30%, 02/18/09(a)	75,000,000	74,870,000
Falcon Asset Securitization Corp.
1.75%, 01/08/09(a)	100,322,000	100,287,862
4.10%, 01/05/09(a)	200,000,000	199,908,889
Govco Inc.
3.00%, 01/21/09(a)	200,000,000	199,666,667
3.00%, 01/22/09(a)	300,000,000	299,475,000
Greenwich Capital Holdings Inc.
3.12%, 02/04/09	350,000,000	348,968,666
3.15%, 01/22/09	200,000,000	199,632,500
Jupiter Securitization Corp.
1.50%, 02/04/09(a)	175,000,000	174,752,083
1.75%, 01/08/09(a)	125,000,000	124,957,465
4.10%, 01/05/09(a)	100,000,000	99,954,445
LMA Americas LLC
0.55%, 01/13/09(a)	154,000,000	153,971,767
0.60%, 01/20/09(a)	146,000,000	145,953,767
Matchpoint Master Trust
0.30%, 01/16/09(a)	85,000,000	84,989,375
Park Avenue Receivables Corp.
2.85%, 01/07/09(a)	100,000,000	99,952,500
2.85%, 01/21/09(a)	100,000,000	99,841,667
4.10%, 01/05/09(a)	200,000,000	199,908,889
Ranger Funding Co. LLC
1.40%, 01/28/09(a)	214,584,000	214,358,687
1.47%, 01/21/09(a)	48,000,000	47,960,800
2.90%, 01/12/09(a)	112,336,000	112,236,458
Regency Markets No. 1 LLC
0.57%, 01/21/09(a)	135,298,000	135,255,156
0.90%, 01/09/09(a)	144,060,000	144,031,188
1.40%, 03/10/09(a)	127,630,000	127,292,490
Solitaire Funding Ltd.
0.75%, 01/15/09	225,000,000	224,934,375
0.80%, 01/15/09(a)	125,000,000	124,961,111
0.80%, 01/20/09(a)	265,000,000	264,888,111
1.60%, 01/09/09(a)	150,000,000	149,946,667
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	158,513,000	158,471,170
0.80%, 01/12/09(a)	64,793,000	64,777,162
Tulip Funding Corp.
1.55%, 01/07/09(a)	413,464,000	413,357,189
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	170,000,000	169,960,711
Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	248,835,554

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
Westpac Securities NZ Ltd.
2.52%, 03/09/09	$200,000,000	$199,062,000
Yorktown Capital LLC
1.40%, 01/12/09(a)	230,000,000	229,901,611
3.00%, 01/09/09(a)	290,484,000	290,290,344

TOTAL COMMERCIAL PAPER
(Cost: $10,661,359,673)		10,661,359,673

MEDIUM-TERM NOTES – 5.97%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09(b)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000
2.75%, 01/05/09	330,000,000	330,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	62,315,463

TOTAL MEDIUM-TERM NOTES
(Cost: $1,342,315,463)		1,342,315,463

REPURCHASE AGREEMENTS – 20.51%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $150,000,083 (collateralized by U.S. government obligations, value $153,000,025, 1.13%, 12/15/11).	150,000,000	150,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $385,005,561 (collateralized by non-U.S. government debt securities, value $423,500,000, 0.00% to 10.00%, 2/23/36).	385,000,000	385,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $465,006,717 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000

Security	Face Amount	Value
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $138,001,840 (collateralized by non-U.S. government debt securities, value $144,900,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$138,000,000	$138,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $400,005,333 (collateralized by non-U.S. government debt securities, value $417,484,558, 0.56% to 6.44%, 7/5/09 to 10/25/21).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $100,000,389 (collateralized by U.S. government obligations, value $102,000,414, 5.50% to 7.00%, 11/1/28 to 8/1/38).	100,000,000	100,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $1,000,010,556 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,020,875,497, 4.50% to 6.38%, 1/27/15 to 10/1/38).	1,000,000,000	1,000,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $183,668,051 (collateralized by U.S. government obligations, value $187,341,426, 8.88%, 8/15/17).	183,668,000	183,668,000
Greenwich Capital Markets Tri-Party 0.29%, dated 12/31/08, due 1/2/09, maturity value $750,012,083 (collateralized by U.S. government obligations, value $765,000,023, 3.25% to 4.50%, 4/20/09 to 6/28/13).	750,000,000	750,000,000
HSBC Securities Inc. Tri-Party 0.12%, dated 12/31/08, due 1/2/09, maturity value $100,000,667 (collateralized by non-U.S. government debt securities, value $104,861,526, 0.00% to 9.50%, 9/13/16 to 11/25/37).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $600,004,667 (collateralized by non-U.S. government debt securities, value $618,210,355, 0.00% to 14.88%, 1/9/09 to 2/12/67).	600,000,000	600,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $100,000,056 (collateralized by U.S. government obligations, value $102,000,119, 3.63% to 7.50%, 7/15/09 to 11/15/24).	$100,000,000	$100,000,000
Morgan Stanley Tri-Party 0.34%, dated 12/31/08, due 1/2/09, maturity value $100,001,889 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000
Morgan Stanley Tri-Party 0.54%, dated 12/31/08, due 1/2/09, maturity value $100,003,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,611,668,000)		4,611,668,000

TIME DEPOSITS – 1.96%
BNP Paribas
0.01%, 01/02/09	80,685,000	80,685,000
Branch Banking & Trust
0.00%, 01/02/09	160,000,000	160,000,000
Societe Generale
0.03%, 01/14/09(b)	200,000,000	200,000,000

TOTAL TIME DEPOSITS
(Cost: $440,685,000)		440,685,000

VARIABLE & FLOATING RATE NOTES – 15.26%
American Express Bank FSB
0.41%, 06/12/09	50,000,000	49,840,497
American Honda Finance Corp.
1.51%, 03/23/09(a)	95,000,000	94,984,732
Bank of America N.A.
4.35%, 10/03/09	225,000,000	225,000,000
BBVA US Senior SA Unipersonal
4.62%, 04/17/09(a)	50,000,000	49,941,912
General Electric Capital Corp.
0.50%, 04/24/09	60,000,000	60,000,576
ING Bank NV
2.22%, 06/17/09(a)	325,000,000	325,000,000
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	235,000,000	235,000,000

Security	Face Amount	Value
MassMutual Global Funding II
2.05%, 02/02/09(a)	$125,000,000	$125,000,000
Metropolitan Life Insurance Co.
2.69%, 08/18/09(b)	50,000,000	50,000,000
4.95%, 07/20/09(b)	25,000,000	25,000,000
Monumental Global Funding III
0.97%, 02/17/09(a)	5,000,000	4,995,584
2.55%, 08/17/09(a)	150,000,000	150,000,000
Pricoa Global Funding I
2.45%, 06/12/09(a)	100,000,000	100,000,000
Procter & Gamble Co.
2.22%, 09/09/09	100,000,000	100,000,000
Royal Bank of Canada
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	125,000,000	125,000,000
Toyota Motor Credit Corp.
0.59%, 09/22/09	275,000,000	275,000,000
0.59%, 10/02/09	200,000,000	200,000,000
Wachovia Bank N.A.
4.42%, 05/01/09	498,000,000	498,000,000
Wells Fargo & Co.
1.35%, 03/13/09(a)	50,000,000	50,002,992
3.55%, 05/01/09(a)	164,900,000	164,918,564
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,432,684,857)		3,432,684,857

TOTAL INVESTMENTS IN SECURITIES – 99.22%
(Cost: $22,313,725,211)		22,313,725,211

Other Assets, Less Liabilities – 0.78%		175,235,515

NET ASSETS – 100.00%		$22,488,960,726

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

23

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 3.47%
Bank of Nova Scotia
2.51%, 04/01/09	$150,000,000	$150,003,656
3.00%, 01/29/09	75,000,000	74,996,777
Chase Bank USA N.A.
2.75%, 01/28/09(a)	200,000,000	200,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	75,000,000	75,000,993
Toronto-Dominion Bank (The)
2.65%, 04/13/09	75,000,000	75,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $575,001,426)		575,001,426

COMMERCIAL PAPER – 42.46%
Alpine Securitization Corp.
1.40%, 01/05/09(a)	100,000,000	99,984,445
Amstel Funding Corp.
1.50%, 01/12/09(a)	264,178,000	264,056,918
Amsterdam Funding Corp.
1.40%, 01/05/09(a)	50,000,000	49,992,222
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	180,000,000	176,736,000
Banco Bilbao Vizcaya Argentaria London
3.09%, 01/22/09	200,000,000	199,639,501
Barton Capital Corp.
1.40%, 01/07/09(a)	100,000,000	99,976,667
1.40%, 01/21/09(a)	147,000,000	146,885,667
1.45%, 01/21/09(a)	200,000,000	199,838,889
1.45%, 01/22/09(a)	100,000,000	99,915,417
1.45%, 01/23/09(a)	76,000,000	75,932,656
Bryant Park Funding LLC
0.30%, 01/21/09(a)	100,000,000	99,983,333
2.75%, 01/15/09(a)	200,000,000	199,786,111
CAFCO LLC
2.25%, 01/06/09(a)	250,000,000	249,921,875
2.65%, 01/05/09(a)	250,000,000	249,926,389
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	75,000,000	74,980,000
2.00%, 01/02/09(a)	100,000,000	99,994,445
Chariot Funding LLC
1.75%, 01/07/09(a)	151,000,000	150,955,958
3.10%, 01/21/09(a)	100,000,000	99,827,778
Charta LLC
2.60%, 01/05/09(a)	200,000,000	199,942,222
CRC Funding LLC
2.65%, 01/05/09(a)	170,000,000	169,949,945
E.ON AG
1.30%, 02/18/09(a)	25,000,000	24,956,667
Enterprise Funding Corp.
3.25%, 01/09/09(a)	229,437,000	229,271,295

Security	Face Amount	Value
Fairway Finance Corp.
1.10%, 01/08/09(a)	$255,000,000	$254,945,458
Falcon Asset Securitization Corp.
0.50%, 03/20/09(a)	51,000,000	50,944,750
2.00%, 01/09/09(a)	200,000,000	199,911,111
Govco Inc.
1.50%, 03/03/09(a)	100,000,000	99,745,833
1.60%, 02/26/09(a)	100,000,000	99,751,111
Jupiter Securitization Corp.
2.00%, 01/09/09(a)	100,000,000	99,955,556
LMA Americas LLC
1.80%, 01/05/09(a)	100,000,000	99,980,000
Matchpoint Master Trust
1.75%, 02/09/09(a)	200,000,000	199,620,833
Park Avenue Receivables Corp.
1.50%, 02/04/09(a)	100,000,000	99,858,333
1.75%, 01/09/09(a)	151,000,000	150,941,278
2.00%, 01/09/09(a)	100,000,000	99,955,556
Ranger Funding Co. LLC
2.00%, 02/05/09(a)	150,000,000	149,708,333
Regency Markets No. 1 LLC
0.57%, 01/20/09(a)	74,702,000	74,679,527
1.70%, 01/08/09(a)	105,004,000	104,969,291
Solitaire Funding Ltd.
0.80%, 01/20/09(a)	150,000,000	149,936,667
1.60%, 01/09/09(a)	100,000,000	99,964,444
1.85%, 01/05/09(a)	275,000,000	274,943,472
Tempo Finance Ltd.
2.15%, 01/09/09(a)	183,000,000	182,912,567
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	78,571,000	78,550,266
0.50%, 01/26/09(a)	167,085,000	167,026,984
1.35%, 01/08/09(a)	102,263,000	102,236,156
Thunder Bay Funding LLC
2.25%, 01/05/09(a)	100,000,000	99,975,000
Tulip Funding Corp.
1.55%, 01/07/09(a)	300,000,000	299,922,500
UBS Finance Delaware LLC
0.01%, 01/07/09	100,000,000	99,999,833
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	80,000,000	79,981,511
Yorktown Capital LLC
1.40%, 02/04/09(a)	178,559,000	178,322,905
3.20%, 01/12/09(a)	175,556,000	175,384,345

TOTAL COMMERCIAL PAPER
(Cost: $7,036,578,020)		7,036,578,020

MEDIUM-TERM NOTES – 5.77%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
3.00%, 07/14/09	165,195,000	165,191,499

24

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
MassMutual Global Funding II
3.80%, 04/15/09(a)	$40,000,000	$40,143,657
Metropolitan Life Global Funding I
3.80%, 01/20/09(a)	250,000,000	250,000,000
US Bank N.A.
2.75%, 01/05/09	170,000,000	170,000,000
2.92%, 01/21/09	200,000,000	200,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	30,000,000	30,713,411

TOTAL MEDIUM-TERM NOTES
(Cost: $956,048,567)		956,048,567

REPURCHASE AGREEMENTS – 30.27%
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $200,000,889 (collateralized by U.S. government obligations, value $204,000,001, 6.00%, 10/1/38).	200,000,000	200,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $650,002,889 (collateralized by U.S. government obligations, value $663,000,001, 6.00%, 10/20/38).	650,000,000	650,000,000
Bank of America N.A. Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $300,001,333 (collateralized by U.S. government obligations, value $306,000,001, 5.50% to 6.00%, 1/1/38 to 7/1/38).	300,000,000	300,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $400,005,778 (collateralized by non-U.S. government debt securities, value $440,000,000, 0.00% to 10.00%, 2/23/36).	400,000,000	400,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $250,001,389 (collateralized by U.S. government obligations, value $255,000,000, 3.84% to 7.00%, 5/1/18 to 11/1/38).	250,000,000	250,000,000

Security	Face Amount	Value
Citigroup Global Markets Holdings Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $200,002,667 (collateralized by non-U.S. government debt securities, value $210,000,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$200,000,000	$200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $450,006,000 (collateralized by non-U.S. government debt securities, value $470,443,790, 0.47% to 7.62%, 9/3/09 to 6/15/28).	450,000,000	450,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 12/31/08, due 1/2/09, maturity value $150,000,250 (collateralized by U.S. government obligations, value $153,005,617, 6.25% to 7.63%, 11/15/22 to 5/15/30).	150,000,000	150,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $200,000,778 (collateralized by U.S. government obligations, value $204,004,077, 5.50%, 6/1/36 to 5/1/38).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $375,003,958 (collateralized by U.S. government obligations, value $382,504,641, 4.50% to 5.50%, 1/1/24 to 1/1/39).	375,000,000	375,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $300,001,000 (collateralized by government obligations, value $306,000,001, 5.00%, 12/1/37 to 1/1/39).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $500,001,667 (collateralized by U.S. government obligations, value $510,000,000, 5.00% to 6.00%, 12/1/36 to 12/1/38).	500,000,000	500,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.22%, dated 12/31/08, due 1/2/09, maturity value $175,002,139 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $179,400,039, 0.00% to 5.36%, 4/16/09 to 7/25/37).	175,000,000	175,000,000

25

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
J.P. Morgan Securities Inc. Tri-Party 0.05%, dated 12/31/08, due 1/2/09, maturity value $350,000,972 (collateralized by U.S. government obligations, value $357,524,058, 0.00% to 8.00%, 1/15/09 to 12/1/38).	$350,000,000	$350,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $225,001,750 (collateralized by non-U.S. government debt securities, value $236,250,816, 0.00% to 8.83%, 12/15/18 to 4/15/49).	225,000,000	225,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $250,001,944 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $258,598,603, 0.00% to 8.10%, 5/11/09 to 4/29/49).	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $5,015,000,000)		5,015,000,000

TIME DEPOSITS – 4.19%
Bank of America N.A.
0.00%, 01/02/09	200,000,000	200,000,000
Banco Bilbao Vizcaya Argentaria
0.50%, 01/02/09	200,000,000	200,000,000
BNP Paribas
0.01%, 01/02/09	88,809,000	88,809,000
Societe Generale
0.03%, 01/02/09	205,000,000	205,000,000

TOTAL TIME DEPOSITS
(Cost: $693,809,000)		693,809,000

VARIABLE & FLOATING RATE NOTES – 13.58%
Australia & New Zealand Banking Group Ltd.
2.43%, 07/02/09	50,000,000	49,973,763
Bank of America N.A.
4.35%, 10/03/09	75,000,000	75,000,000
Commonwealth Bank of Australia
4.87%, 07/16/09	150,000,000	150,000,000
General Electric Capital Corp.
0.50%, 04/24/09	65,000,000	65,000,000
1.96%, 03/16/09	2,900,000	2,899,160
2.10%, 06/15/09	25,000,000	24,997,999
4.25%, 01/05/09	13,800,000	13,799,748
ING Bank NV
2.22%, 06/17/09(a)	100,000,000	100,000,000

Security	Face Amount	Value
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	$65,000,000	$65,000,000
John Hancock Global Funding II
3.68%, 04/27/09(a)	10,685,000	10,678,961
MassMutual Global Funding II
2.05%, 02/02/09(a)	125,000,000	125,000,000
Metropolitan Life Insurance Co.
3.99%, 07/27/09(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
4.20%, 04/01/09(a)(b)	15,000,000	15,000,000
Monumental Global Funding III
2.55%, 08/17/09(a)	50,000,000	50,000,000
National Australia Bank Ltd.
2.40%, 07/06/09	75,000,000	74,965,615
Procter & Gamble Co.
4.22%, 07/06/09(a)	50,000,000	50,003,980
Rabobank Nederland
2.58%, 10/09/09	13,500,000	13,508,245
Royal Bank of Canada
1.60%, 07/15/09	25,500,000	25,500,000
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	100,000,000	100,000,000
Toyota Motor Credit Corp.
1.49%, 01/12/09	200,000,000	200,000,000
U.S. Bancorp
0.50%, 04/28/09	87,000,000	86,975,309
Wachovia Bank N.A.
1.54%, 03/23/09	50,000,000	49,955,284
4.42%, 05/01/09	242,000,000	242,000,000
5.03%, 01/12/09	5,000,000	5,000,115
Wells Fargo & Co.
3.55%, 05/01/09(a)	50,000,000	50,008,334
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	175,000,000	175,000,000
2.52%, 08/20/09	75,000,000	75,000,000
World Savings Bank FSB
2.34%, 03/02/09	2,600,000	2,597,560
2.43%, 05/08/09	3,100,000	3,092,641

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,250,956,714)		2,250,956,714

TOTAL INVESTMENTS IN SECURITIES – 99.74%
(Cost: $16,527,393,727)		16,527,393,727

Other Assets, Less Liabilities – 0.26%		43,341,397

NET ASSETS – 100.00%		$16,570,735,124

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

26

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $250,000,139 (collateralized by U.S. government obligations, value $255,000,014, 1.50%, 10/31/10).	$250,000,000	$250,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $400,000,222 (collateralized by U.S. government obligations, value $408,000,120, 4.38%, 2/15/38).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 12/31/08, due 1/2/09, maturity value $250,000,417 (collateralized by U.S. government obligations, value $255,000,158, 6.25%, 5/15/30).	250,000,000	250,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $216,332,060 (collateralized by U.S. government obligations, value $220,658,777, 3.25% to 8.88%, 12/31/09 to 8/15/17).	216,332,000	216,332,000
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $300,000,167 (collateralized by U.S. government obligations, value $306,001,622, 4.25% to 12.50%, 11/15/09 to 11/15/24).	300,000,000	300,000,000
Merrill Lynch & Co Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $9,500,005 (collateralized by U.S. government obligations, value $9,693,061, 0.00%, 4/23/09).	9,500,000	9,500,000
Morgan Stanley Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $225,000,125 (collateralized by U.S. government obligations, value $229,500,124, 5.00%, 5/15/37).	225,000,000	225,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,650,832,000)		1,650,832,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $1,650,832,000)		1,650,832,000

Other Assets, Less Liabilities – 0.00%		(28,331)

NET ASSETS – 100.00%		$1,650,803,669

The accompanying notes are an integral part of these financial statements.

27

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2008

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$1,718,010,000	100.00%
Other Net Assets	(73,938)	0.00

TOTAL	$1,717,936,062	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$10,661,359,673	47.41%
Repurchase Agreements	4,611,668,000	20.51
Variable & Floating Rate Notes	3,432,684,857	15.26
Certificates of Deposit	1,825,012,218	8.11
Medium-Term Notes	1,342,315,463	5.97
Time Deposits	440,685,000	1.96
Other Net Assets	175,235,515	0.78

TOTAL	$22,488,960,726	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$7,036,578,020	42.46%
Repurchase Agreements	5,015,000,000	30.27
Variable & Floating Rate Notes	2,250,956,714	13.58
Medium-Term Notes	956,048,567	5.77
Time Deposits	693,809,000	4.19
Certificates of Deposit	575,001,426	3.47
Other Net Assets	43,341,397	0.26

TOTAL	$16,570,735,124	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$1,650,832,000	100.00%
Other Net Assets	(28,331)	0.00

TOTAL	$1,650,803,669	100.00%

These tables are not part of the financial statements.

28

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$—	$17,702,057,211	$11,512,393,727	$—
Repurchase agreements, at fair value and cost (Note 1)	1,718,010,000	4,611,668,000	5,015,000,000	1,650,832,000

Total investments	1,718,010,000	22,313,725,211	16,527,393,727	1,650,832,000
Cash	835	89,741,920	—	403
Receivables:
Interest	3,482	86,143,731	42,771,200	567
Due from Feeder Fund(s)	—	465,916	1,572,937	—

Total Assets	1,718,014,317	22,490,076,778	16,571,737,864	1,650,832,970

LIABILITIES
Payables:
Due to custodian	—	—	160,391	—
Investment advisory fees (Note 2)	65,550	1,079,757	817,403	16,449
Accrued expenses:
Professional fees (Note 2)	12,705	36,295	24,946	12,852

Total Liabilities	78,255	1,116,052	1,002,740	29,301

NET ASSETS	$1,717,936,062	$22,488,960,726	$16,570,735,124	$1,650,803,669

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2008
	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$4,686,836	$930,375,499	$437,877,920	$2,980,284

Total investment income	4,686,836	930,375,499	437,877,920	2,980,284

EXPENSES (Note 2)
Investment advisory fees	738,516	31,522,143	15,462,626	592,342
Professional fees	12,906	65,062	32,564	13,080
Independent trustees’ fees	1,912	306,772	134,377	1,987

Total expenses	753,334	31,893,977	15,629,567	607,409
Less expense reductions (Note 2)	(399,860)	(10,180,079)	(6,790,916)	(483,376)

Net expenses	353,474	21,713,898	8,838,651	124,033

Net investment income	4,333,362	908,661,601	429,039,269	2,856,251

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	—	(4,744,208)	(7,253,762)	—
Payment from affiliate (Note 2)	—	3,399,402	814,069	—

Net realized loss	—	(1,344,806)	(6,439,693)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,333,362	$907,316,795	$422,599,576	$2,856,251

The accompanying notes are an integral part of these financial statements.

29

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,333,362	$7,459,087	$908,661,601	$1,082,958,398
Net realized gain (loss)	—	—	(1,344,806)	42,548

Net increase in net assets resulting from operations	4,333,362	7,459,087	907,316,795	1,083,000,946

Interestholder transactions:
Contributions	2,857,102,909	1,739,584,764	50,941,712,613	66,603,193,729
Withdrawals	(1,251,335,484)	(1,806,493,585)	(60,852,472,460)	(43,118,755,786)

Net increase (decrease) in net assets resulting from interestholder transactions	1,605,767,425	(66,908,821)	(9,910,759,847)	23,484,437,943

Increase (decrease) in net assets	1,610,100,787	(59,449,734)	(9,003,443,052)	24,567,438,889

NET ASSETS:
Beginning of year	107,835,275	167,285,009	31,492,403,778	6,924,964,889

End of year	$1,717,936,062	$107,835,275	$22,488,960,726	$31,492,403,778

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$429,039,269	$559,112,567	$2,856,251	$7,969,862
Net realized gain (loss)	(6,439,693)	11,956	—	—

Net increase in net assets resulting from operations	422,599,576	559,124,523	2,856,251	7,969,862

Interestholder transactions:
Contributions	128,185,192,678	99,288,703,149	5,128,268,021	1,637,092,248
Withdrawals	(123,059,338,132)	(97,098,629,295)	(3,683,743,024)	(1,627,123,957)

Net increase in net assets resulting from interestholder transactions	5,125,854,546	2,190,073,854	1,444,524,997	9,968,291

Increase in net assets	5,548,454,122	2,749,198,377	1,447,381,248	17,938,153

NET ASSETS:
Beginning of year	11,022,281,002	8,273,082,625	203,422,421	185,484,268

End of year	$16,570,735,124	$11,022,281,002	$1,650,803,669	$203,422,421

The accompanying notes are an integral part of these financial statements.

30

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolios. The Master Portfolios consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities, certain U.S. government securities and typically, exchange-traded derivatives such as futures contracts and exchange-traded option contracts. The Master Portfolios do not adjust the quoted price for such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

31

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, state, municipal and provincial obligations, and securities valued using the amortized cost method of valuation. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolios’ net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolios’ amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

The following table summarizes the inputs used in valuing the Master Portfolios’ investments as of December 31, 2008:

Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Government Money Market	$—	$1,718,010,000	$—	$1,718,010,000
Money Market	—	22,313,725,211	—	22,313,725,211
Prime Money Market	—	16,527,393,727	—	16,527,393,727
Treasury Money Market	—	1,650,832,000	—	1,650,832,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining

32

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market Master Portfolio, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Master Portfolios’ financial statements.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA waived and/or credited investment advisory fees of $399,860, $10,180,079, $6,790,916 and $483,376 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

33

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

On February 19, 2008, an affiliate of BGFA purchased securities from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $34,998,569 and $181,990,742, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statements of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Government Money Market
Ratio of expenses to average net assets(a)	0.05%		0.07%	0.08%	0.03%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.12%	0.11%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.59%		4.93%	4.90%	3.16%	1.93	%(b)
Total return	1.99%		5.20%	5.08%	3.28%	0.64	%(b)(c)
Money Market
Ratio of expenses to average net assets	0.07%		0.07%	0.08%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.88%		5.23%	4.99%	3.27%	1.40%
Total return	2.90	%(d)	5.40%	5.13%	3.28%	1.39%
Prime Money Market
Ratio of expenses to average net assets	0.06%		0.07%	0.08%	0.08%	0.03%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.77%		5.23%	4.95%	3.22%	1.52%
Total return	2.88	%(d)	5.37%	5.11%	3.26%	1.40%
Treasury Money Market
Ratio of expenses to average net assets(a)	0.02%		0.01%	0.00%	0.00%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.12%	0.13%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.48%		4.81%	5.03%	3.99%	1.82	%(b)
Total return	1.64%		4.98%	5.04%	3.20%	0.61	%(b)(c)

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)

For the year ended December 31, 2008, 0.01% of the Master Portfolio’s total return consists of purchases of securities by BGFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89% for the Money Market Master Portfolio and 2.87% for the Prime Money Market Master Portfolio.

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

35

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

36

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in the Funds is not a deposit in Barclays Bank PLC or its subsidiaries or affiliates, including Barclays Global Investors, or any other bank.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov. Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMPR1208

BARCLAYS
GLOBAL INVESTORS

Cash Investments
from Barclays Global Investors

Annual Report to Shareholders

December 31, 2008

Money Market Funds
CAPITAL SHARES

Government Money Market Fund

Institutional Money Market Fund

Prime Money Market Fund

Treasury Money Market Fund

BARCLAYS
GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/08)	Ending Account Value (12/31/08)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/08 to 12/31/08)
Government Money Market
Capital Shares
Actual	$1,000.00	$1,005.90	0.11%	$0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
Institutional Money Market
Capital Shares
Actual	1,000.00	1,011.50	0.14	0.71
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.14	0.71
Prime Money Market
Capital Shares
Actual	1,000.00	1,011.30	0.16	0.81
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.16	0.81
Treasury Money Market
Capital Shares
Actual	1,000.00	1,004.70	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.90	0.05	0.25

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Capital Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at fair value (Note 1)	$1,717,936,062	$21,455,426,949	$15,510,207,169	$1,534,799,537
Prepaid expenses:
Treasury’s Guarantee Program Fee (Note 4)	—	365,031	1,586,155	—

Total Assets	1,717,936,062	21,455,791,980	15,511,793,324	1,534,799,537

LIABILITIES
Payables:
Distribution to shareholders	150,252	26,393,898	18,889,349	48,242
Administration fees (Note 2)	69,170	620,237	779,261	9,888
Distribution fees – Aon Captives Shares (Note 2)	—	25,632	—	—
Due to corresponding Master Portfolio	—	361,988	1,572,937	—
Accrued expenses:
Professional fees (Note 2)	11,357	16,082	21,690	11,505

Total Liabilities	230,779	27,417,837	21,263,237	69,635

NET ASSETS	$1,717,705,283	$21,428,374,143	$15,490,530,087	$1,534,729,902

Net assets consist of:
Paid-in capital	$1,717,705,283	$21,428,305,141	$15,495,779,806	$1,534,729,902
Undistributed net investment income	—	8,513	10,744	—
Accumulated net realized gain (loss)	—	60,489	(5,260,463)	—

NET ASSETS	$1,717,705,283	$21,428,374,143	$15,490,530,087	$1,534,729,902

Aon Captives Shares
Net Assets	$—	$97,272,897	$—	$—

Shares outstanding(a)	—	97,276,764	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Capital Shares
Net Assets	$7,400,228	$100,784	$226,487,127	$44,697,608

Shares outstanding(a)	7,400,228	100,571	226,530,327	44,697,608

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Institutional Shares
Net Assets	$1,594,727,600	$20,223,436,580	$10,812,889,812	$1,305,943,901

Shares outstanding(a)	1,594,727,600	20,224,687,713	10,816,569,503	1,305,943,901

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$21,772,611	$1,021,216,203	$4,304,633,176	$65,094,961

Shares outstanding(a)	21,772,611	1,021,218,091	4,306,265,433	65,094,961

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$81,424,464	$10,013,899	$143,150,265	$24,339,545

Shares outstanding(a)	81,424,464	10,015,722	143,153,195	24,339,545

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$12,380,380	$76,333,780	$3,369,707	$94,653,887

Shares outstanding(a)	12,380,380	76,337,065	3,369,725	94,653,887

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2008

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$4,686,836	$135,263,176	$382,202,829	$2,960,971
Expenses(a)	(353,474)	(3,056,484)	(7,493,962)	(120,283)

Net investment income allocated from corresponding Master Portfolio	4,333,362	132,206,692	374,708,867	2,840,688

FUND EXPENSES
Administration fees (Note 2)	424,347	3,354,704	8,761,783	353,055
Distribution fees – Aon Captives Shares (Note 2)	—	95,080	—	—
Professional fees (Note 2)	11,796	16,839	30,230	11,970
Independent trustees’ fees (Note 2)	1,910	43,439	121,508	1,983
Treasury’s Guarantee Program Fee (Note 4)	—	309,259	1,343,826	—

Total fund expenses	438,053	3,819,321	10,257,347	367,008
Less expense reductions (Note 2)	(85,187)	(70,013)	(414,049)	(215,296)

Net fund expenses	352,866	3,749,308	9,843,298	151,712

Net investment income	3,980,496	128,457,384	364,865,569	2,688,976

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized loss	—	(1,266,507)	(5,368,840)	—

Net realized loss	—	(1,266,507)	(5,368,840)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,980,496	$127,190,877	$359,496,729	$2,688,976

(a)	Net of investment advisory fee reductions in the amounts of $399,860, $1,807,220, $5,982,897, and $470,177, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,980,496	$7,312,759	$128,457,384	$339,579,002
Net realized gain (loss)	—	—	(1,266,507)	8,933

Net increase in net assets resulting from operations	3,980,496	7,312,759	127,190,877	339,587,935

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(2,539,471)	(4,052,238)
Capital Shares(a)	(10,693)	—	(114,889)	—
Institutional Shares	(1,875,352)	(1,172,179)	(84,771,625)	(245,584,218)
Premium Shares	(2,037,768)	(4,856,791)	(38,343,018)	(82,147,008)
Select Shares	(55,456)	(1,279,756)	(996,848)	(326,865)
Trust Shares	(1,227)	(4,033)	(1,691,532)	(7,499,594)

Total distributions to shareholders	(3,980,496)	(7,312,759)	(128,457,383)	(339,609,923)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	7,085,010	21,109,582
Capital Shares(a)	7,400,228	—	100,571	—
Institutional Shares	1,591,696,871	2,635,467	13,570,950,461	2,455,028,191
Premium Shares	(68,051,117)	(33,708,376)	274,641,682	(574,454,848)
Select Shares	67,155,026	(28,413,242)	5,208,509	3,578,273
Trust Shares	12,330,380	(57,892)	(9,437,936)	(111,705,201)

Net increase (decrease) in net assets resulting from capital share transactions	1,610,531,388	(59,544,043)	13,848,548,297	1,793,555,997

Increase (decrease) in net assets	1,610,531,388	(59,544,043)	13,847,281,791	1,793,534,009

NET ASSETS:
Beginning of year	107,173,895	166,717,938	7,581,092,352	5,787,558,343

End of year	$1,717,705,283	$107,173,895	$21,428,374,143	$7,581,092,352

Undistributed net investment income included in net assets at end of year	$—	$—	$8,513	$399

(a)	For the period February 28, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$364,865,569	$501,618,559	$2,688,976	$7,891,235
Net realized gain (loss)	(5,368,840)	10,598	—	—

Net increase in net assets resulting from operations	359,496,729	501,629,157	2,688,976	7,891,235

Distributions to shareholders:
From net investment income:
Capital Shares(a)	(1,763,342)	—	(165,369)	—
Institutional Shares	(257,847,006)	(395,738,229)	(1,810,661)	(6,006,336)
Premium Shares	(100,932,210)	(98,980,240)	(582,196)	(513,487)
Select Shares	(4,317,661)	(6,958,678)	(128,328)	(1,367,486)
Trust Shares	(5,350)	(4,135)	(2,422)	(3,926)

Total distributions to shareholders	(364,865,569)	(501,681,282)	(2,688,976)	(7,891,235)

Capital share transactions (Note 3):
Capital Shares(a)	226,530,327	—	44,697,608	—
Institutional Shares	2,452,789,523	2,447,990,425	1,174,753,627	4,672,699
Premium Shares	2,510,789,377	243,844,111	3,581,716	59,401,698
Select Shares	(125,199,089)	246,709,511	14,289,545	(45,868,956)
Trust Shares	3,319,725	(58,148)	94,603,887	(57,775)

Net increase in net assets resulting from capital share transactions	5,068,229,863	2,938,485,899	1,331,926,383	18,147,666

Increase in net assets	5,062,861,023	2,938,433,774	1,331,926,383	18,147,666

NET ASSETS:
Beginning of year	10,427,669,064	7,489,235,290	202,803,519	184,655,853

End of year	$15,490,530,087	$10,427,669,064	$1,534,729,902	$202,803,519

Undistributed net investment income included in net assets at end of year	$10,744	$146	$—	$—

(a)	For the period February 28, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Government Money Market Fund – Capital Shares
	Period from Feb. 28, 2008(a) to Dec. 31, 2008
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	1.37	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,400
Ratio of expenses to average net assets(c)(d)	0.11%
Ratio of expenses to average net assets prior to expense reductions(d)	0.18%
Ratio of net investment income to average net assets(c)(d)	0.45%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	Institutional Money Market Fund – Capital Shares
	Period from Feb. 28, 2008(a) to Dec. 31, 2008
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.02
Net realized loss	(0.00	)(b)

Total from investment operations	0.02

Less distributions from:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$1.00

Total return	2.14	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$101
Ratio of expenses to average net assets(d)(e)	0.14%
Ratio of expenses to average net assets prior to expense reductions(e)	0.19%
Ratio of net investment income to average net assets(d)(e)	2.57%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	Prime Money Market Fund – Capital Shares
	Period from Feb. 28, 2008(a) to Dec. 31, 2008
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.02
Net realized loss	(0.00	)(b)

Total from investment operations	0.02

Less distributions from:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$1.00

Total return	2.13	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$226,487
Ratio of expenses to average net assets(d)(e)	0.15%
Ratio of expenses to average net assets prior to expense reductions(e)	0.21%
Ratio of net investment income to average net assets(d)(e)	2.23%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	Treasury Money Market Fund – Capital Shares
	Period from Feb. 28, 2008(a) to Dec. 31, 2008
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	1.12	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$44,698
Ratio of expenses to average net assets(c)(d)	0.05%
Ratio of expenses to average net assets prior to expense reductions(d)	0.19%
Ratio of net investment income to average net assets(c)(d)	0.37%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002.

These financial statements relate only to the Capital Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Premium Shares, Select Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Premium Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees. The Capital Shares commenced operations on February 28, 2008.

Pursuant to the Trust’s organizational documents, the Funds’officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Effective January 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 95.40%, 93.60% and 92.97% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2008).

The determination of what constitutes an “observable” input may require significant judgment by the Funds. As of December 31, 2008, each Fund’s investment in its corresponding Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Funds’ perceived risk of an investment in their corresponding Master Portfolio, nor the levels of the investments held within the Master Portfolios.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds believe more relevant disclosure regarding fair value measurements relate to the investment portfolios of the Master Portfolios, which can be found in Note 1 of MIP’s Notes to Financial Statements, and are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

As of December 31, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Institutional Money Market	$69,002	$—	$69,002
Prime Money Market	10,744	(5,260,463)	(5,249,719)

The tax character of distributions paid for the years ended December 31, 2008 and December 31, 2007 were as follows:

Fund	2008	2007
Government Money Market

Distributions paid from:
Ordinary Income	$3,980,496	$7,312,759

Total Distributions	$3,980,496	$7,312,759

Institutional Money Market

Distributions paid from:
Ordinary Income	$128,457,383	$339,609,923

Total Distributions	$128,457,383	$339,609,923

Prime Money Market

Distributions paid from:
Ordinary Income	$364,864,866	$501,681,282
Long-term capital gain	703	—

Total Distributions	$364,865,569	$501,681,282

Treasury Money Market

Distributions paid from:
Ordinary Income	$2,688,976	$7,891,235

Total Distributions	$2,688,976	$7,891,235

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2008.

As of December 31, 2008, the tax year-end of the Funds, the Prime Money Market Fund had tax basis net capital loss carryforward of $5,260,463 expiring in 2016. Such losses may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

Management has reviewed the tax positions as of December 31, 2008, and has determined that no provision for income tax is required in the Funds’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Capital Shares, Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.07% of the average daily net assets of each Fund’s Capital Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the period ended December 31, 2008, BGI waived and/or credited administration fees of $364, $67, $1,071 and $20,071 for the Capital Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Capital Shares of the Funds were as follows:

	Period from February 28, 2008(a) to December 31, 2008

Fund	Shares	Amount
Government Money Market
Shares sold	63,700,507	$63,700,507
Shares issued in reinvestment of dividends and distributions	9,318	9,318
Shares redeemed	(56,309,597)	(56,309,597)

Net increase	7,400,228	$7,400,228

Institutional Money Market
Shares sold	94,096,576	$94,096,576
Shares issued in reinvestment of dividends and distributions	63,967	63,967
Shares redeemed	(94,059,972)	(94,059,972)

Net increase	100,571	$100,571

Prime Money Market
Shares sold	1,867,026,920	$1,867,026,920
Shares issued in reinvestment of dividends and distributions	1,351,712	1,351,712
Shares redeemed	(1,641,848,305)	(1,641,848,305)

Net increase	226,530,327	$226,530,327

Treasury Money Market
Shares sold	683,739,110	$683,739,110
Shares issued in reinvestment of dividends and distributions	141,061	141,061
Shares redeemed	(639,182,563)	(639,182,563)

Net increase	44,697,608	$44,697,608

(a)	Commencement of operations.

4.	TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Institutional Money Market Fund and the Prime Money Market Fund (the “Covered Funds”) participate in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Treasury Money Market Fund and the Government Money Market Fund do not participate in the Program.

The Program protects the shares of any shareholder of record in a Covered Fund on September 19, 2008 (“Covered Shareholder”); it does not protect investors who were not shareholders of record in a Covered Fund on that date. The number of shares protected is the lesser of the number of shares owned by a Covered Shareholder on September 19, 2008 and the number of shares owned when a guarantee event occurs. A guarantee event generally would occur if a Covered Fund’s market-based net asset value per share were less than $0.995. A Covered Shareholder will receive $1.00 per protected share upon liquidation of the Covered Fund (subject to adjustment and the overall limit of $50 billion available to all money market funds participating in the Program).

The initial period of the Program covered the period from September 19, 2008 through December 18, 2008 (the “Initial Period”) and the Covered Funds paid to the Treasury an amount equal to 0.01% of the net asset value of each Covered Fund as of September 19, 2008 in order to participate during the Initial Period. The Treasury recently extended the Program through April 30, 2009 (the “Extension Period”) and the Covered Funds paid an additional amount equal to 0.015% of the net asset value of each Covered Fund as of September 19, 2008 in order to participate during the Extension Period. The fees associated with participation in the Program were borne by the Funds and paid in advance of participation for both Periods. These fees will be amortized through the Extension Period, as applicable. Amounts expensed, as well as amounts accrued as a prepaid expense, as of December 31, 2008, are shown on the accompanying Statements of Operations and Statements of Assets and Liabilities, respectively.

The Program may be extended by the U.S. Department of the Treasury through September 18, 2009. In the event that the Program is extended, the Board of Trustees of the Trust will consider whether the Covered Funds should continue to participate.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Capital Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

14

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2008:

Fund	Interest- Related Dividends
Government Money Market	$3,980,496
Institutional Money Market	112,658,212
Prime Money Market	332,417,016
Treasury Money Market	2,688,976

15

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 203 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 26 portfolios within the fund complex. The address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 47	Trustee (since 2001) and Chairperson of the Board (since 2007).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 48	Trustee and President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of MIP; Trustee (since 2007), University of California Berkeley Foundation.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 64	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Immediate Past Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

A. John Gambs, 63	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 67	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 53	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 52	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Advisory Board Member (2006-2008) of Healthy Handfuls (natural food company); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (2001-2008) of Maier Siebel Baber; Director (since 2008) of RPF Fund II, RPF Fund IV and RPF Fund V.

Leo Soong, 62	Trustee (since 2000) and Lead Independent Trustee (since 2006).	Senior Advisor (since 1997) and Managing Director (1989-2008) of CG Roxane LLC (water company); Senior Advisor (since 1997) of Crystal Geyser Water Co. (water company); President (2002-2008) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 38	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI.	None.

Alan Mason, 48	Vice President (since 2007).	Global Head (since 2008) of Portfolio Management, Client Solutions; Head (2006-2008) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

18

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $350,001,556 (collateralized by U.S. government obligations, value $357,000,000, 5.00% to 5.50%, 6/1/35 to 7/1/35).	$350,000,000	$350,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $50,000,222 (collateralized by U.S. government obligations, value $51,000,000, 5.00%, 7/1/35).	50,000,000	50,000,000
Bank of America N.A. Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $200,000,889 (collateralized by U.S. government obligations, value $204,000,000, 6.00%, 8/1/37).	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $200,001,111 (collateralized by U.S. government obligations, value $204,000,001, 4.50% to 7.00%, 4/1/18 to 10/1/38).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $300,001,167 (collateralized by U.S. government obligations, value $306,003,173, 4.50% to 5.50%, 1/1/35 to 6/1/36).	300,000,000	300,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $50,000,194 (collateralized by U.S. government obligations, value $51,000,150, 6.00% to 7.00%, 12/1/36 to 5/1/38).	50,000,000	50,000,000

Security	Face Amount	Value

REPURCHASE AGREEMENTS (Continued)
Goldman Sachs & Co. Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $61,010,203 (collateralized by U.S. government obligations, value $62,230,200, 4.00% to 8.50%, 4/1/14 to 10/1/38).	$61,010,000	$61,010,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $350,001,167 (collateralized by U.S. government obligations, value $357,000,001, 5.00% to 6.00%, 7/1/37 to 12/1/38).	350,000,000	350,000,000
J.P. Morgan Securities Inc. Tri-Party 0.05%, dated 12/31/08, due 1/2/09, maturity value $150,000,417 (collateralized by U.S. government obligations, value $153,001,103, 5.00% to 7.00%, 2/1/15 to 11/1/38).	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $7,000,039 (collateralized by U.S. government obligations, value $7,211,754, 0.92%, 10/25/35).	7,000,000	7,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,718,010,000)		1,718,010,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $1,718,010,000)		1,718,010,000

Other Assets, Less Liabilities – 0.00%		(73,938)

NET ASSETS – 100.00%		$1,717,936,062

The accompanying notes are an integral part of these financial statements.

19

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 8.11%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,008,827
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09	250,000,000	250,004,598
3.22%, 08/20/09	150,000,000	150,004,660
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,992,476
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	125,000,000	125,001,657
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,825,012,218)		1,825,012,218

COMMERCIAL PAPER – 47.41%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	248,871,251
Alpine Securitization Corp.
1.40%, 01/05/09(a)	200,000,000	199,968,889
Amstel Funding Corp.
1.50%, 01/02/09(a)	500,000,000	499,979,167
1.60%, 01/12/09(a)	250,000,000	249,877,778
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	320,000,000	314,197,333
Banco Bilbao Vizcaya Argentaria London
0.90%, 01/15/09	65,000,000	64,977,250
Barton Capital Corp.
1.45%, 01/21/09(a)	50,000,000	49,959,722
1.45%, 01/22/09(a)	150,000,000	149,873,125
1.45%, 02/02/09(a)	127,000,000	126,836,311
Bryant Park Funding LLC
0.30%, 01/20/09(a)	120,000,000	119,981,000
0.55%, 03/12/09(a)	150,000,000	149,839,583
CAFCO LLC
1.40%, 01/07/09(a)	50,000,000	49,988,333
1.55%, 01/09/09(a)	350,000,000	349,879,444
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	340,000,000	339,909,333
2.02%, 01/05/09(a)	200,000,000	199,955,111
Chariot Funding LLC
1.50%, 02/04/09(a)	150,000,000	149,787,500
2.85%, 01/15/09(a)	175,000,000	174,806,042
4.10%, 01/05/09(a)	115,650,000	115,597,315
Charta LLC
1.55%, 01/09/09(a)	350,000,000	349,879,444

Security	Face Amount	Value

COMMERCIAL PAPER (Continued)
Citibank Omni Master Trust
1.75%, 01/21/09(a)	$125,000,000	$124,878,472
2.35%, 01/09/09(a)	225,000,000	224,882,500
2.40%, 01/09/09(a)	160,000,000	159,914,667
2.50%, 01/05/09(a)	120,000,000	119,966,666
2.65%, 01/05/09(a)	200,000,000	199,941,111
E.ON AG
1.30%, 02/18/09(a)	75,000,000	74,870,000
Falcon Asset Securitization Corp.
1.75%, 01/08/09(a)	100,322,000	100,287,862
4.10%, 01/05/09(a)	200,000,000	199,908,889
Govco Inc.
3.00%, 01/21/09(a)	200,000,000	199,666,667
3.00%, 01/22/09(a)	300,000,000	299,475,000
Greenwich Capital Holdings Inc.
3.12%, 02/04/09	350,000,000	348,968,666
3.15%, 01/22/09	200,000,000	199,632,500
Jupiter Securitization Corp.
1.50%, 02/04/09(a)	175,000,000	174,752,083
1.75%, 01/08/09(a)	125,000,000	124,957,465
4.10%, 01/05/09(a)	100,000,000	99,954,445
LMA Americas LLC
0.55%, 01/13/09(a)	154,000,000	153,971,767
0.60%, 01/20/09(a)	146,000,000	145,953,767
Matchpoint Master Trust
0.30%, 01/16/09(a)	85,000,000	84,989,375
Park Avenue Receivables Corp.
2.85%, 01/07/09(a)	100,000,000	99,952,500
2.85%, 01/21/09(a)	100,000,000	99,841,667
4.10%, 01/05/09(a)	200,000,000	199,908,889
Ranger Funding Co. LLC
1.40%, 01/28/09(a)	214,584,000	214,358,687
1.47%, 01/21/09(a)	48,000,000	47,960,800
2.90%, 01/12/09(a)	112,336,000	112,236,458
Regency Markets No. 1 LLC
0.57%, 01/21/09(a)	135,298,000	135,255,156
0.90%, 01/09/09(a)	144,060,000	144,031,188
1.40%, 03/10/09(a)	127,630,000	127,292,490
Solitaire Funding Ltd.
0.75%, 01/15/09	225,000,000	224,934,375
0.80%, 01/15/09(a)	125,000,000	124,961,111
0.80%, 01/20/09(a)	265,000,000	264,888,111
1.60%, 01/09/09(a)	150,000,000	149,946,667
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	158,513,000	158,471,170
0.80%, 01/12/09(a)	64,793,000	64,777,162
Tulip Funding Corp.
1.55%, 01/07/09(a)	413,464,000	413,357,189
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	170,000,000	169,960,711
Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	248,835,554

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value

COMMERCIAL PAPER (Continued)
Westpac Securities NZ Ltd.
2.52%, 03/09/09	$200,000,000	$199,062,000
Yorktown Capital LLC
1.40%, 01/12/09(a)	230,000,000	229,901,611
3.00%, 01/09/09(a)	290,484,000	290,290,344

TOTAL COMMERCIAL PAPER
(Cost: $10,661,359,673)		10,661,359,673

MEDIUM-TERM NOTES – 5.97%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09(b)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000
2.75%, 01/05/09	330,000,000	330,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	62,315,463

TOTAL MEDIUM-TERM NOTES
(Cost: $1,342,315,463)		1,342,315,463

REPURCHASE AGREEMENTS – 20.51%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $150,000,083 (collateralized by U.S. government obligations, value $153,000,025, 1.13%, 12/15/11).	150,000,000	150,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $385,005,561 (collateralized by non-U.S. government debt securities, value $423,500,000, 0.00% to 10.00%, 2/23/36).	385,000,000	385,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $465,006,717 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000

Security	Face Amount	Value

REPURCHASE AGREEMENTS (Continued)
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $138,001,840 (collateralized by non-U.S. government debt securities, value $144,900,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$138,000,000	$138,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $400,005,333 (collateralized by non-U.S. government debt securities, value $417,484,558, 0.56% to 6.44%, 7/5/09 to 10/25/21).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $100,000,389 (collateralized by U.S. government obligations, value $102,000,414, 5.50% to 7.00%, 11/1/28 to 8/1/38).	100,000,000	100,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $1,000,010,556 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,020,875,497, 4.50% to 6.38%, 1/27/15 to 10/1/38).	1,000,000,000	1,000,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $183,668,051 (collateralized by U.S. government obligations, value $187,341,426, 8.88%, 8/15/17).	183,668,000	183,668,000
Greenwich Capital Markets Tri-Party 0.29%, dated 12/31/08, due 1/2/09, maturity value $750,012,083 (collateralized by U.S. government obligations, value $765,000,023, 3.25% to 4.50%, 4/20/09 to 6/28/13).	750,000,000	750,000,000
HSBC Securities Inc. Tri-Party 0.12%, dated 12/31/08, due 1/2/09, maturity value $100,000,667 (collateralized by non-U.S. government debt securities, value $104,861,526, 0.00% to 9.50%, 9/13/16 to 11/25/37).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $600,004,667 (collateralized by non-U.S. government debt securities, value $618,210,355, 0.00% to 14.88%, 1/9/09 to 2/12/67).	600,000,000	600,000,000

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS (Continued)
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $100,000,056 (collateralized by U.S. government obligations, value $102,000,119, 3.63% to 7.50%, 7/15/09 to 11/15/24).	$100,000,000	$100,000,000
Morgan Stanley Tri-Party 0.34%, dated 12/31/08, due 1/2/09, maturity value $100,001,889 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000
Morgan Stanley Tri-Party 0.54%, dated 12/31/08, due 1/2/09, maturity value $100,003,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,611,668,000)		4,611,668,000

TIME DEPOSITS – 1.96%
BNP Paribas
0.01%, 01/02/09	80,685,000	80,685,000
Branch Banking & Trust
0.00%, 01/02/09	160,000,000	160,000,000
Societe Generale
0.03%, 01/14/09(b)	200,000,000	200,000,000

TOTAL TIME DEPOSITS
(Cost: $440,685,000)		440,685,000

VARIABLE & FLOATING RATE NOTES – 15.26%
American Express Bank FSB
0.41%, 06/12/09	50,000,000	49,840,497
American Honda Finance Corp.
1.51%, 03/23/09(a)	95,000,000	94,984,732
Bank of America N.A.
4.35%, 10/03/09	225,000,000	225,000,000
BBVA US Senior SA Unipersonal
4.62%, 04/17/09(a)	50,000,000	49,941,912
General Electric Capital Corp.
0.50%, 04/24/09	60,000,000	60,000,576
ING Bank NV
2.22%, 06/17/09(a)	325,000,000	325,000,000
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	235,000,000	235,000,000

Security	Face Amount	Value

VARIABLE & FLOATING RATE NOTES (Continued)
MassMutual Global Funding II
2.05%, 02/02/09(a)	$125,000,000	$125,000,000
Metropolitan Life Insurance Co.
2.69%, 08/18/09(b)	50,000,000	50,000,000
4.95%, 07/20/09(b)	25,000,000	25,000,000
Monumental Global Funding III
0.97%, 02/17/09(a)	5,000,000	4,995,584
2.55%, 08/17/09(a)	150,000,000	150,000,000
Pricoa Global Funding I
2.45%, 06/12/09(a)	100,000,000	100,000,000
Procter & Gamble Co.
2.22%, 09/09/09	100,000,000	100,000,000
Royal Bank of Canada
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	125,000,000	125,000,000
Toyota Motor Credit Corp.
0.59%, 09/22/09	275,000,000	275,000,000
0.59%, 10/02/09	200,000,000	200,000,000
Wachovia Bank N.A.
4.42%, 05/01/09	498,000,000	498,000,000
Wells Fargo & Co.
1.35%, 03/13/09(a)	50,000,000	50,002,992
3.55%, 05/01/09(a)	164,900,000	164,918,564
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,432,684,857)		3,432,684,857

TOTAL INVESTMENTS IN SECURITIES – 99.22%
(Cost: $22,313,725,211)		22,313,725,211

Other Assets, Less Liabilities – 0.78%		175,235,515

NET ASSETS – 100.00%		$22,488,960,726

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

22

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 3.47%
Bank of Nova Scotia
2.51%, 04/01/09	$150,000,000	$150,003,656
3.00%, 01/29/09	75,000,000	74,996,777
Chase Bank USA N.A.
2.75%, 01/28/09(a)	200,000,000	200,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	75,000,000	75,000,993
Toronto-Dominion Bank (The)
2.65%, 04/13/09	75,000,000	75,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $575,001,426)		575,001,426

COMMERCIAL PAPER – 42.46%
Alpine Securitization Corp.
1.40%, 01/05/09(a)	100,000,000	99,984,445
Amstel Funding Corp.
1.50%, 01/12/09(a)	264,178,000	264,056,918
Amsterdam Funding Corp.
1.40%, 01/05/09(a)	50,000,000	49,992,222
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	180,000,000	176,736,000
Banco Bilbao Vizcaya Argentaria London
3.09%, 01/22/09	200,000,000	199,639,501
Barton Capital Corp.
1.40%, 01/07/09(a)	100,000,000	99,976,667
1.40%, 01/21/09(a)	147,000,000	146,885,667
1.45%, 01/21/09(a)	200,000,000	199,838,889
1.45%, 01/22/09(a)	100,000,000	99,915,417
1.45%, 01/23/09(a)	76,000,000	75,932,656
Bryant Park Funding LLC
0.30%, 01/21/09(a)	100,000,000	99,983,333
2.75%, 01/15/09(a)	200,000,000	199,786,111
CAFCO LLC
2.25%, 01/06/09(a)	250,000,000	249,921,875
2.65%, 01/05/09(a)	250,000,000	249,926,389
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	75,000,000	74,980,000
2.00%, 01/02/09(a)	100,000,000	99,994,445
Chariot Funding LLC
1.75%, 01/07/09(a)	151,000,000	150,955,958
3.10%, 01/21/09(a)	100,000,000	99,827,778
Charta LLC
2.60%, 01/05/09(a)	200,000,000	199,942,222
CRC Funding LLC
2.65%, 01/05/09(a)	170,000,000	169,949,945
E.ON AG
1.30%, 02/18/09(a)	25,000,000	24,956,667
Enterprise Funding Corp.
3.25%, 01/09/09(a)	229,437,000	229,271,295

Security	Face Amount	Value

COMMERCIAL PAPER (Continued)
Fairway Finance Corp.
1.10%, 01/08/09(a)	$255,000,000	$254,945,458
Falcon Asset Securitization Corp.
0.50%, 03/20/09(a)	51,000,000	50,944,750
2.00%, 01/09/09(a)	200,000,000	199,911,111
Govco Inc.
1.50%, 03/03/09(a)	100,000,000	99,745,833
1.60%, 02/26/09(a)	100,000,000	99,751,111
Jupiter Securitization Corp.
2.00%, 01/09/09(a)	100,000,000	99,955,556
LMA Americas LLC
1.80%, 01/05/09(a)	100,000,000	99,980,000
Matchpoint Master Trust
1.75%, 02/09/09(a)	200,000,000	199,620,833
Park Avenue Receivables Corp.
1.50%, 02/04/09(a)	100,000,000	99,858,333
1.75%, 01/09/09(a)	151,000,000	150,941,278
2.00%, 01/09/09(a)	100,000,000	99,955,556
Ranger Funding Co. LLC
2.00%, 02/05/09(a)	150,000,000	149,708,333
Regency Markets No. 1 LLC
0.57%, 01/20/09(a)	74,702,000	74,679,527
1.70%, 01/08/09(a)	105,004,000	104,969,291
Solitaire Funding Ltd.
0.80%, 01/20/09(a)	150,000,000	149,936,667
1.60%, 01/09/09(a)	100,000,000	99,964,444
1.85%, 01/05/09(a)	275,000,000	274,943,472
Tempo Finance Ltd.
2.15%, 01/09/09(a)	183,000,000	182,912,567
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	78,571,000	78,550,266
0.50%, 01/26/09(a)	167,085,000	167,026,984
1.35%, 01/08/09(a)	102,263,000	102,236,156
Thunder Bay Funding LLC
2.25%, 01/05/09(a)	100,000,000	99,975,000
Tulip Funding Corp.
1.55%, 01/07/09(a)	300,000,000	299,922,500
UBS Finance Delaware LLC
0.01%, 01/07/09	100,000,000	99,999,833
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	80,000,000	79,981,511
Yorktown Capital LLC
1.40%, 02/04/09(a)	178,559,000	178,322,905
3.20%, 01/12/09(a)	175,556,000	175,384,345

TOTAL COMMERCIAL PAPER
(Cost: $7,036,578,020)		7,036,578,020

MEDIUM-TERM NOTES – 5.77%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
3.00%, 07/14/09	165,195,000	165,191,499

23

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value

MEDIUM-TERM NOTES (Continued)
MassMutual Global Funding II
3.80%, 04/15/09(a)	$40,000,000	$40,143,657
Metropolitan Life Global Funding I
3.80%, 01/20/09(a)	250,000,000	250,000,000
US Bank N.A.
2.75%, 01/05/09	170,000,000	170,000,000
2.92%, 01/21/09	200,000,000	200,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	30,000,000	30,713,411

TOTAL MEDIUM-TERM NOTES
(Cost: $956,048,567)		956,048,567

REPURCHASE AGREEMENTS – 30.27%
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $200,000,889 (collateralized by U.S. government obligations, value $204,000,001, 6.00%, 10/1/38).	200,000,000	200,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $650,002,889 (collateralized by U.S. government obligations, value $663,000,001, 6.00%, 10/20/38).	650,000,000	650,000,000
Bank of America N.A. Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $300,001,333 (collateralized by U.S. government obligations, value $306,000,001, 5.50% to 6.00%, 1/1/38 to 7/1/38).	300,000,000	300,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $400,005,778 (collateralized by non-U.S. government debt securities, value $440,000,000, 0.00% to 10.00%, 2/23/36).	400,000,000	400,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $250,001,389 (collateralized by U.S. government obligations, value $255,000,000, 3.84% to 7.00%, 5/1/18 to 11/1/38).	250,000,000	250,000,000

Security	Face Amount	Value

REPURCHASE AGREEMENTS (Continued)
Citigroup Global Markets Holdings Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $200,002,667 (collateralized by non-U.S. government debt securities, value $210,000,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$200,000,000	$200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $450,006,000 (collateralized by non-U.S. government debt securities, value $470,443,790, 0.47% to 7.62%, 9/3/09 to 6/15/28).	450,000,000	450,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 12/31/08, due 1/2/09, maturity value $150,000,250 (collateralized by U.S. government obligations, value $153,005,617, 6.25% to 7.63%, 11/15/22 to 5/15/30).	150,000,000	150,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $200,000,778 (collateralized by U.S. government obligations, value $204,004,077, 5.50%, 6/1/36 to 5/1/38).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $375,003,958 (collateralized by U.S. government obligations, value $382,504,641, 4.50% to 5.50%, 1/1/24 to 1/1/39).	375,000,000	375,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $300,001,000 (collateralized by government obligations, value $306,000,001, 5.00%, 12/1/37 to 1/1/39).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $500,001,667 (collateralized by U.S. government obligations, value $510,000,000, 5.00% to 6.00%, 12/1/36 to 12/1/38).	500,000,000	500,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.22%, dated 12/31/08, due 1/2/09, maturity value $175,002,139 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $179,400,039, 0.00% to 5.36%, 4/16/09 to 7/25/37).	175,000,000	175,000,000

24

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS (Continued)
J.P. Morgan Securities Inc. Tri-Party 0.05%, dated 12/31/08, due 1/2/09, maturity value $350,000,972 (collateralized by U.S. government obligations, value $357,524,058, 0.00% to 8.00%, 1/15/09 to 12/1/38).	$350,000,000	$350,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $225,001,750 (collateralized by non-U.S. government debt securities, value $236,250,816, 0.00% to 8.83%, 12/15/18 to 4/15/49).	225,000,000	225,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $250,001,944 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $258,598,603, 0.00% to 8.10%, 5/11/09 to 4/29/49).	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $5,015,000,000)		5,015,000,000

TIME DEPOSITS – 4.19%
Bank of America N.A.
0.00%, 01/02/09	200,000,000	200,000,000
Banco Bilbao Vizcaya Argentaria
0.50%, 01/02/09	200,000,000	200,000,000
BNP Paribas
0.01%, 01/02/09	88,809,000	88,809,000
Societe Generale
0.03%, 01/02/09	205,000,000	205,000,000

TOTAL TIME DEPOSITS
(Cost: $693,809,000)		693,809,000

VARIABLE & FLOATING RATE NOTES – 13.58%
Australia & New Zealand Banking Group Ltd.
2.43%, 07/02/09	50,000,000	49,973,763
Bank of America N.A.
4.35%, 10/03/09	75,000,000	75,000,000
Commonwealth Bank of Australia
4.87%, 07/16/09	150,000,000	150,000,000
General Electric Capital Corp.
0.50%, 04/24/09	65,000,000	65,000,000
1.96%, 03/16/09	2,900,000	2,899,160
2.10%, 06/15/09	25,000,000	24,997,999
4.25%, 01/05/09	13,800,000	13,799,748
ING Bank NV
2.22%, 06/17/09(a)	100,000,000	100,000,000

Security	Face Amount	Value

VARIABLE & FLOATING RATE NOTES (Continued)
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	$65,000,000	$65,000,000
John Hancock Global Funding II
3.68%, 04/27/09(a)	10,685,000	10,678,961
MassMutual Global Funding II
2.05%, 02/02/09(a)	125,000,000	125,000,000
Metropolitan Life Insurance Co.
3.99%, 07/27/09(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
4.20%, 04/01/09(a)(b)	15,000,000	15,000,000
Monumental Global Funding III
2.55%, 08/17/09(a)	50,000,000	50,000,000
National Australia Bank Ltd.
2.40%, 07/06/09	75,000,000	74,965,615
Procter & Gamble Co.
4.22%, 07/06/09(a)	50,000,000	50,003,980
Rabobank Nederland
2.58%, 10/09/09	13,500,000	13,508,245
Royal Bank of Canada
1.60%, 07/15/09	25,500,000	25,500,000
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	100,000,000	100,000,000
Toyota Motor Credit Corp.
1.49%, 01/12/09	200,000,000	200,000,000
U.S. Bancorp
0.50%, 04/28/09	87,000,000	86,975,309
Wachovia Bank N.A.
1.54%, 03/23/09	50,000,000	49,955,284
4.42%, 05/01/09	242,000,000	242,000,000
5.03%, 01/12/09	5,000,000	5,000,115
Wells Fargo & Co.
3.55%, 05/01/09(a)	50,000,000	50,008,334
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	175,000,000	175,000,000
2.52%, 08/20/09	75,000,000	75,000,000
World Savings Bank FSB
2.34%, 03/02/09	2,600,000	2,597,560
2.43%, 05/08/09	3,100,000	3,092,641

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,250,956,714)		2,250,956,714

TOTAL INVESTMENTS IN SECURITIES – 99.74%
(Cost: $16,527,393,727)		16,527,393,727

Other Assets, Less Liabilities – 0.26%		43,341,397

NET ASSETS – 100.00%		$16,570,735,124

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

25

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $250,000,139 (collateralized by U.S. government obligations, value $255,000,014, 1.50%, 10/31/10).	$250,000,000	$250,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $400,000,222 (collateralized by U.S. government obligations, value $408,000,120, 4.38%, 2/15/38).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 12/31/08, due 1/2/09, maturity value $250,000,417 (collateralized by U.S. government obligations, value $255,000,158, 6.25%, 5/15/30).	250,000,000	250,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $216,332,060 (collateralized by U.S. government obligations, value $220,658,777, 3.25% to 8.88%, 12/31/09 to 8/15/17).	216,332,000	216,332,000
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $300,000,167 (collateralized by U.S. government obligations, value $306,001,622, 4.25% to 12.50%, 11/15/09 to 11/15/24).	300,000,000	300,000,000
Merrill Lynch & Co Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $9,500,005 (collateralized by U.S. government obligations, value $9,693,061, 0.00%, 4/23/09).	9,500,000	9,500,000
Morgan Stanley Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $225,000,125 (collateralized by U.S. government obligations, value $229,500,124, 5.00%, 5/15/37).	225,000,000	225,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,650,832,000)		1,650,832,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $1,650,832,000)		1,650,832,000

Other Assets, Less Liabilities – 0.00%		(28,331)

NET ASSETS – 100.00%		$1,650,803,669

The accompanying notes are an integral part of these financial statements.

26

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2008

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$1,718,010,000	100.00%
Other Net Assets	(73,938)	0.00

TOTAL	$1,717,936,062	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$10,661,359,673	47.41%
Repurchase Agreements	4,611,668,000	20.51
Variable & Floating Rate Notes	3,432,684,857	15.26
Certificates of Deposit	1,825,012,218	8.11
Medium-Term Notes	1,342,315,463	5.97
Time Deposits	440,685,000	1.96
Other Net Assets	175,235,515	0.78

TOTAL	$22,488,960,726	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$7,036,578,020	42.46%
Repurchase Agreements	5,015,000,000	30.27
Variable & Floating Rate Notes	2,250,956,714	13.58
Medium-Term Notes	956,048,567	5.77
Time Deposits	693,809,000	4.19
Certificates of Deposit	575,001,426	3.47
Other Net Assets	43,341,397	0.26

TOTAL	$16,570,735,124	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$1,650,832,000	100.00%
Other Net Assets	(28,331)	0.00

TOTAL	$1,650,803,669	100.00%

These tables are not part of the financial statements.

27

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$—	$17,702,057,211	$11,512,393,727	$—
Repurchase agreements, at fair value and cost (Note 1)	1,718,010,000	4,611,668,000	5,015,000,000	1,650,832,000

Total investments	1,718,010,000	22,313,725,211	16,527,393,727	1,650,832,000
Cash	835	89,741,920	—	403
Receivables:
Interest	3,482	86,143,731	42,771,200	567
Due from Feeder Fund(s)	—	465,916	1,572,937	—

Total Assets	1,718,014,317	22,490,076,778	16,571,737,864	1,650,832,970

LIABILITIES
Payables:
Due to custodian	—	—	160,391	—
Investment advisory fees (Note 2)	65,550	1,079,757	817,403	16,449
Accrued expenses:
Professional fees (Note 2)	12,705	36,295	24,946	12,852

Total Liabilities	78,255	1,116,052	1,002,740	29,301

NET ASSETS	$1,717,936,062	$22,488,960,726	$16,570,735,124	$1,650,803,669

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2008

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$4,686,836	$930,375,499	$437,877,920	$2,980,284

Total investment income	4,686,836	930,375,499	437,877,920	2,980,284

EXPENSES (Note 2)
Investment advisory fees	738,516	31,522,143	15,462,626	592,342
Professional fees	12,906	65,062	32,564	13,080
Independent trustees’ fees	1,912	306,772	134,377	1,987

Total expenses	753,334	31,893,977	15,629,567	607,409
Less expense reductions (Note 2)	(399,860)	(10,180,079)	(6,790,916)	(483,376)

Net expenses	353,474	21,713,898	8,838,651	124,033

Net investment income	4,333,362	908,661,601	429,039,269	2,856,251

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	—	(4,744,208)	(7,253,762)	—
Payment from affiliate (Note 2)	—	3,399,402	814,069	—

Net realized loss	—	(1,344,806)	(6,439,693)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,333,362	$907,316,795	$422,599,576	$2,856,251

The accompanying notes are an integral part of these financial statements.

28

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,333,362	$7,459,087	$908,661,601	$1,082,958,398
Net realized gain (loss)	—	—	(1,344,806)	42,548

Net increase in net assets resulting from operations	4,333,362	7,459,087	907,316,795	1,083,000,946

Interestholder transactions:
Contributions	2,857,102,909	1,739,584,764	50,941,712,613	66,603,193,729
Withdrawals	(1,251,335,484)	(1,806,493,585)	(60,852,472,460)	(43,118,755,786)

Net increase (decrease) in net assets resulting from interestholder transactions	1,605,767,425	(66,908,821)	(9,910,759,847)	23,484,437,943

Increase (decrease) in net assets	1,610,100,787	(59,449,734)	(9,003,443,052)	24,567,438,889

NET ASSETS:
Beginning of year	107,835,275	167,285,009	31,492,403,778	6,924,964,889

End of year	$1,717,936,062	$107,835,275	$22,488,960,726	$31,492,403,778

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$429,039,269	$559,112,567	$2,856,251	$7,969,862
Net realized gain (loss)	(6,439,693)	11,956	—	—

Net increase in net assets resulting from operations	422,599,576	559,124,523	2,856,251	7,969,862

Interestholder transactions:
Contributions	128,185,192,678	99,288,703,149	5,128,268,021	1,637,092,248
Withdrawals	(123,059,338,132)	(97,098,629,295)	(3,683,743,024)	(1,627,123,957)

Net increase in net assets resulting from interestholder transactions	5,125,854,546	2,190,073,854	1,444,524,997	9,968,291

Increase in net assets	5,548,454,122	2,749,198,377	1,447,381,248	17,938,153

NET ASSETS:
Beginning of year	11,022,281,002	8,273,082,625	203,422,421	185,484,268

End of year	$16,570,735,124	$11,022,281,002	$1,650,803,669	$203,422,421

The accompanying notes are an integral part of these financial statements.

29

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolios. The Master Portfolios consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities, certain U.S. government securities and typically, exchange-traded derivatives such as futures contracts and exchange-traded option contracts. The Master Portfolios do not adjust the quoted price for such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

30

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, state, municipal and provincial obligations, and securities valued using the amortized cost method of valuation. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolios’net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolios’ amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

The following table summarizes the inputs used in valuing the Master Portfolios’ investments as of December 31, 2008:

Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Government Money Market	$—	$1,718,010,000	$—	$1,718,010,000
Money Market	—	22,313,725,211	—	22,313,725,211
Prime Money Market	—	16,527,393,727	—	16,527,393,727
Treasury Money Market	—	1,650,832,000	—	1,650,832,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining

31

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market Master Portfolio, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Master Portfolios’ financial statements.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA waived and/or credited investment advisory fees of $399,860, $10,180,079, $6,790,916 and $483,376 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

32

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

On February 19, 2008, an affiliate of BGFA purchased securities from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $34,998,569 and $181,990,742, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statements of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Government Money Market
Ratio of expenses to average net assets(a)	0.05%		0.07%	0.08%	0.03%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.12%	0.11%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.59%		4.93%	4.90%	3.16%	1.93	%(b)
Total return	1.99%		5.20%	5.08%	3.28%	0.64	%(b)(c)
Money Market
Ratio of expenses to average net assets	0.07%		0.07%	0.08%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.88%		5.23%	4.99%	3.27%	1.40%
Total return	2.90	%(d)	5.40%	5.13%	3.28%	1.39%
Prime Money Market
Ratio of expenses to average net assets	0.06%		0.07%	0.08%	0.08%	0.03%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.77%		5.23%	4.95%	3.22%	1.52%
Total return	2.88	%(d)	5.37%	5.11%	3.26%	1.40%
Treasury Money Market
Ratio of expenses to average net assets(a)	0.02%		0.01%	0.00%	0.00%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.12%	0.13%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.48%		4.81%	5.03%	3.99%	1.82	%(b)
Total return	1.64%		4.98%	5.04%	3.20%	0.61	%(b)(c)

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)

For the year ended December 31, 2008, 0.01% of the Master Portfolio’s total return consists of purchases of securities by BGFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89% for the Money Market Master Portfolio and 2.87% for the Prime Money Market Master Portfolio.

33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

34

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

35

Notes:

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in the Funds is not a deposit in Barclays Bank PLC or its subsidiaries or affiliates, including Barclays Global Investors, or any other bank.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov. Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMC1208

BARCLAYS
GLOBAL INVESTORS

Cash Investments
from Barclays Global Investors

Annual Report to Shareholders

December 31, 2008

Money Market Funds
SELECT SHARES

BARCLAYS
GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/08)	Ending Account Value (12/31/08)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/08 to 12/31/08)
Government Money Market
Select Shares
Actual	$1,000.00	$1,005.70	0.06%	$0.30
Hypothetical (5% return before expenses)	1,000.00	1,024.80	0.06	0.31
Institutional Money Market
Select Shares
Actual	1,000.00	1,011.20	0.23	1.16
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.23	1.17
Prime Money Market
Select Shares
Actual	1,000.00	1,011.00	0.22	1.11
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.22	1.12
Treasury Money Market
Select Shares
Actual	1,000.00	1,004.60	0.08	0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.08	0.41

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Select Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at fair value (Note 1)	$1,717,936,062	$21,455,426,949	$15,510,207,169	$1,534,799,537
Prepaid expenses:
Treasury’s Guarantee Program Fee (Note 4)	—	365,031	1,586,155	—

Total Assets	1,717,936,062	21,455,791,980	15,511,793,324	1,534,799,537

LIABILITIES
Payables:
Distribution to shareholders	150,252	26,393,898	18,889,349	48,242
Administration fees (Note 2)	69,170	620,237	779,261	9,888
Distribution fees – Aon Captives Shares (Note 2)	—	25,632	—	—
Due to corresponding Master Portfolio	—	361,988	1,572,937	—
Accrued expenses:
Professional fees (Note 2)	11,357	16,082	21,690	11,505

Total Liabilities	230,779	27,417,837	21,263,237	69,635

NET ASSETS	$1,717,705,283	$21,428,374,143	$15,490,530,087	$1,534,729,902

Net assets consist of:
Paid-in capital	$1,717,705,283	$21,428,305,141	$15,495,779,806	$1,534,729,902
Undistributed net investment income	—	8,513	10,744	—
Accumulated net realized gain (loss)	—	60,489	(5,260,463)	—

NET ASSETS	$1,717,705,283	$21,428,374,143	$15,490,530,087	$1,534,729,902

Aon Captives Shares
Net Assets	$—	$97,272,897	$—	$—

Shares outstanding(a)	—	97,276,764	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Capital Shares
Net Assets	$7,400,228	$100,784	$226,487,127	$44,697,608

Shares outstanding(a)	7,400,228	100,571	226,530,327	44,697,608

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Institutional Shares
Net Assets	$1,594,727,600	$20,223,436,580	$10,812,889,812	$1,305,943,901

Shares outstanding(a)	1,594,727,600	20,224,687,713	10,816,569,503	1,305,943,901

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$21,772,611	$1,021,216,203	$4,304,633,176	$65,094,961

Shares outstanding(a)	21,772,611	1,021,218,091	4,306,265,433	65,094,961

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$81,424,464	$10,013,899	$143,150,265	$24,339,545

Shares outstanding(a)	81,424,464	10,015,722	143,153,195	24,339,545

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$12,380,380	$76,333,780	$3,369,707	$94,653,887

Shares outstanding(a)	12,380,380	76,337,065	3,369,725	94,653,887

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2008

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$4,686,836	$135,263,176	$382,202,829	$2,960,971
Expenses(a)	(353,474)	(3,056,484)	(7,493,962)	(120,283)

Net investment income allocated from corresponding Master Portfolio	4,333,362	132,206,692	374,708,867	2,840,688

FUND EXPENSES
Administration fees (Note 2)	424,347	3,354,704	8,761,783	353,055
Distribution fees – Aon Captives Shares (Note 2)	—	95,080	—	—
Professional fees (Note 2)	11,796	16,839	30,230	11,970
Independent trustees’ fees (Note 2)	1,910	43,439	121,508	1,983
Treasury’s Guarantee Program Fee (Note 4)	—	309,259	1,343,826	—

Total fund expenses	438,053	3,819,321	10,257,347	367,008
Less expense reductions (Note 2)	(85,187)	(70,013)	(414,049)	(215,296)

Net fund expenses	352,866	3,749,308	9,843,298	151,712

Net investment income	3,980,496	128,457,384	364,865,569	2,688,976

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized loss	—	(1,266,507)	(5,368,840)	—

Net realized loss	—	(1,266,507)	(5,368,840)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,980,496	$127,190,877	$359,496,729	$2,688,976

(a)	Net of investment advisory fee reductions in the amounts of $399,860, $1,807,220, $5,982,897, and $470,177, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,980,496	$7,312,759	$128,457,384	$339,579,002
Net realized gain (loss)	—	—	(1,266,507)	8,933

Net increase in net assets resulting from operations	3,980,496	7,312,759	127,190,877	339,587,935

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(2,539,471)	(4,052,238)
Capital Shares(a)	(10,693)	—	(114,889)	—
Institutional Shares	(1,875,352)	(1,172,179)	(84,771,625)	(245,584,218)
Premium Shares	(2,037,768)	(4,856,791)	(38,343,018)	(82,147,008)
Select Shares	(55,456)	(1,279,756)	(996,848)	(326,865)
Trust Shares	(1,227)	(4,033)	(1,691,532)	(7,499,594)

Total distributions to shareholders	(3,980,496)	(7,312,759)	(128,457,383)	(339,609,923)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	7,085,010	21,109,582
Capital Shares(a)	7,400,228	—	100,571	—
Institutional Shares	1,591,696,871	2,635,467	13,570,950,461	2,455,028,191
Premium Shares	(68,051,117)	(33,708,376)	274,641,682	(574,454,848)
Select Shares	67,155,026	(28,413,242)	5,208,509	3,578,273
Trust Shares	12,330,380	(57,892)	(9,437,936)	(111,705,201)

Net increase (decrease) in net assets resulting from capital share transactions	1,610,531,388	(59,544,043)	13,848,548,297	1,793,555,997

Increase (decrease) in net assets	1,610,531,388	(59,544,043)	13,847,281,791	1,793,534,009

NET ASSETS:
Beginning of year	107,173,895	166,717,938	7,581,092,352	5,787,558,343

End of year	$1,717,705,283	$107,173,895	$21,428,374,143	$7,581,092,352

Undistributed net investment income included in net assets at end of year	$—	$—	$8,513	$399

(a)	For the period February 28, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$364,865,569	$501,618,559	$2,688,976	$7,891,235
Net realized gain (loss)	(5,368,840)	10,598	—	—

Net increase in net assets resulting from operations	359,496,729	501,629,157	2,688,976	7,891,235

Distributions to shareholders:
From net investment income:
Capital Shares(a)	(1,763,342)	—	(165,369)	—
Institutional Shares	(257,847,006)	(395,738,229)	(1,810,661)	(6,006,336)
Premium Shares	(100,932,210)	(98,980,240)	(582,196)	(513,487)
Select Shares	(4,317,661)	(6,958,678)	(128,328)	(1,367,486)
Trust Shares	(5,350)	(4,135)	(2,422)	(3,926)

Total distributions to shareholders	(364,865,569)	(501,681,282)	(2,688,976)	(7,891,235)

Capital share transactions (Note 3):
Capital Shares(a)	226,530,327	—	44,697,608	—
Institutional Shares	2,452,789,523	2,447,990,425	1,174,753,627	4,672,699
Premium Shares	2,510,789,377	243,844,111	3,581,716	59,401,698
Select Shares	(125,199,089)	246,709,511	14,289,545	(45,868,956)
Trust Shares	3,319,725	(58,148)	94,603,887	(57,775)

Net increase in net assets resulting from capital share transactions	5,068,229,863	2,938,485,899	1,331,926,383	18,147,666

Increase in net assets	5,062,861,023	2,938,433,774	1,331,926,383	18,147,666

NET ASSETS:
Beginning of year	10,427,669,064	7,489,235,290	202,803,519	184,655,853

End of year	$15,490,530,087	$10,427,669,064	$1,534,729,902	$202,803,519

Undistributed net investment income included in net assets at end of year	$10,744	$146	$—	$—

(a)	For the period February 28, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Select Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.05	0.05	0.03	0.01

Total from investment operations	0.02	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.89%	5.06%	4.94%	3.18%	0.60	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$81,424	$14,269	$42,683	$40,712	$100
Ratio of expenses to average net assets(c)(d)	0.07%	0.20%	0.21%	0.13%	0.10%
Ratio of expenses to average net assets prior to expense reductions(d)	0.23%	0.28%	0.26%	0.22%	0.22%
Ratio of net investment income to average net assets(c)(d)	0.82%	5.03%	4.84%	3.90%	1.81%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Select Shares
	Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jan. 26, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.05	0.03	0.01
Net realized gain (loss)	(0.00	)(b)	0.00 (b)	—	0.00 (b)	—

Total from investment operations	0.03		0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	2.76%		5.26%	5.00%	3.19%	1.22	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,014		$4,807	$1,229	$24,940	$6,712
Ratio of expenses to average net assets(d)(e)	0.23%		0.20%	0.19%	0.15%	0.10%
Ratio of expenses to average net assets prior to expense reductions(e)	0.28%		0.25%	0.23%	0.22%	0.22%
Ratio of net investment income to average net assets(d)(e)	2.05%		5.11%	4.55%	3.50%	1.93%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Select Shares
	Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jan. 26, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.05	0.03	0.01
Net realized gain (loss)	(0.00	)(b)	0.00 (b)	0.00 (b)	0.00 (b)	—

Total from investment operations	0.03		0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	2.75%		5.24%	4.97%	3.16%	1.23	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$143,150		$268,352	$21,642	$81,359	$170,336
Ratio of expenses to average net assets(d)(e)	0.18%		0.20%	0.21%	0.18%	0.10%
Ratio of expenses to average net assets prior to expense reductions(e)	0.25%		0.25%	0.24%	0.22%	0.22%
Ratio of net investment income to average net assets(d)(e)	2.95%		5.06%	4.67%	3.05%	2.11%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Select Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.05	0.05	0.03	0.01

Total from investment operations	0.02	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.55%	4.86%	4.94%	3.10%	0.58	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,340	$10,050	$55,919	$103	$100
Ratio of expenses to average net assets(c)(d)	0.09%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions(d)	0.25%	0.27%	0.30%	0.22%	0.22%
Ratio of net investment income to average net assets(c)(d)	0.92%	5.06%	5.15%	3.06%	1.70%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002.

These financial statements relate only to the Select Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Capital Shares, Institutional Shares, Premium Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Capital Shares, Institutional Shares, Premium Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees. The Capital Shares commenced operations on February 28, 2008.

Pursuant to the Trust’s organizational documents, the Funds’officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Effective January 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 95.40%, 93.60% and 92.97% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2008).

The determination of what constitutes an “observable” input may require significant judgment by the Funds. As of December 31, 2008, each Fund’s investment in its corresponding Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Funds’ perceived risk of an investment in their corresponding Master Portfolio, nor the levels of the investments held within the Master Portfolios.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds believe more relevant disclosure regarding fair value measurements relate to the investment portfolios of the Master Portfolios, which can be found in Note 1 of MIP’s Notes to Financial Statements, and are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

As of December 31, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Institutional Money Market	$69,002	$–	$69,002
Prime Money Market	10,744	(5,260,463)	(5,249,719)

The tax character of distributions paid for the years ended December 31, 2008 and December 31, 2007 were as follows:

Fund	2008	2007
Government Money Market

Distributions paid from:
Ordinary Income	$3,980,496	$7,312,759

Total Distributions	$3,980,496	$7,312,759

Institutional Money Market

Distributions paid from:
Ordinary Income	$128,457,383	$339,609,923

Total Distributions	$128,457,383	$339,609,923

Prime Money Market

Distributions paid from:
Ordinary Income	$364,864,866	$501,681,282
Long-term capital gain	703	–

Total Distributions	$364,865,569	$501,681,282

Treasury Money Market

Distributions paid from:
Ordinary Income	$2,688,976	$7,891,235

Total Distributions	$2,688,976	$7,891,235

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2008.

As of December 31, 2008, the tax year-end of the Funds, the Prime Money Market Fund had tax basis net capital loss carryforward of $5,260,463 expiring in 2016. Such losses may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Capital Shares, Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.15% of the average daily net assets of each Fund’s Select Shares. BGI has contractually agreed to waive a portion of its administration fees through April 30, 2009. After giving effect to such contractual waiver, the administration fees will be 0.13%. From time to time, BGI may waive an additional portion of its administration fees. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGI waived and/or credited administration fees of $7,032, $10,347, $36,406 and $11,113 for the Select Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Select Shares of the Funds were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007
Fund	Shares	Amount	Shares	Amount
Government Money Market
Shares sold	104,480,143	$104,480,143	800,050	$800,050
Shares issued in reinvestment of dividends and distributions	98,992	98,992	1,418,098	1,418,098
Shares redeemed	(37,424,109)	(37,424,109)	(30,631,390)	(30,631,390)

Net increase (decrease)	67,155,026	$67,155,026	(28,413,242)	$(28,413,242)

Institutional Money Market
Shares sold	232,599,472	$232,599,472	19,717,390	$19,717,390
Shares issued in reinvestment of dividends and distributions	820,194	820,194	294,057	294,057
Shares redeemed	(228,211,157)	(228,211,157)	(16,433,174)	(16,433,174)

Net increase	5,208,509	$5,208,509	3,578,273	$3,578,273

Prime Money Market
Shares sold	2,923,376,391	$2,923,376,391	3,032,880,142	$3,032,880,142
Shares issued in reinvestment of dividends and distributions	3,706,700	3,706,700	5,129,323	5,129,323
Shares redeemed	(3,052,282,180)	(3,052,282,180)	(2,791,299,954)	(2,791,299,954)

Net increase (decrease)	(125,199,089)	$(125,199,089)	246,709,511	$246,709,511

Treasury Money Market
Shares sold	223,434,331	$223,434,331	185,683,419	$185,683,419
Shares issued in reinvestment of dividends and distributions	141,380	141,380	1,641,256	1,641,256
Shares redeemed	(209,286,166)	(209,286,166)	(233,193,631)	(233,193,631)

Net increase (decrease)	14,289,545	$14,289,545	(45,868,956)	$(45,868,956)

4.	TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Institutional Money Market Fund and the Prime Money Market Fund (the “Covered Funds”) participate in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Treasury Money Market Fund and the Government Money Market Fund do not participate in the Program.

The Program protects the shares of any shareholder of record in a Covered Fund on September 19, 2008 (“Covered Shareholder”); it does not protect investors who were not shareholders of record in a Covered Fund on that date. The number of shares protected is the lesser of the number of shares owned by a Covered Shareholder on September 19, 2008 and the number of shares owned when a guarantee event occurs. A guarantee event generally would occur if a Covered Fund’s market-based net asset value per share were less than $0.995. A Covered Shareholder will receive $1.00 per protected share upon liquidation of the Covered Fund (subject to adjustment and the overall limit of $50 billion available to all money market funds participating in the Program).

The initial period of the Program covered the period from September 19, 2008 through December 18, 2008 (the “Initial Period”) and the Covered Funds paid to the Treasury an amount equal to 0.01% of the net asset value of each Covered Fund as of September 19, 2008 in order to participate during the Initial Period. The Treasury recently extended the

13

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Program through April 30, 2009 (the “Extension Period”) and the Covered Funds paid an additional amount equal to 0.015% of the net asset value of each Covered Fund as of September 19, 2008 in order to participate during the Extension Period. The fees associated with participation in the Program were borne by the Funds and paid in advance of participation for both Periods. These fees will be amortized through the Extension Period, as applicable. Amounts expensed, as well as amounts accrued as a prepaid expense, as of December 31, 2008, are shown on the accompanying Statements of Operations and Statements of Assets and Liabilities, respectively.

The Program may be extended by the U.S. Department of the Treasury through September 18, 2009. In the event that the Program is extended, the Board of Trustees of the Trust will consider whether the Covered Funds should continue to participate.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Select Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

15

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2008:

Fund	Interest- Related Dividends
Government Money Market	$3,980,496
Institutional Money Market	112,658,212
Prime Money Market	332,417,016
Treasury Money Market	2,688,976

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 203 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 26 portfolios within the fund complex. The address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 47	Trustee (since 2001) and Chairperson of the Board (since 2007).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 48	Trustee and President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of MIP; Trustee (since 2007), University of California Berkeley Foundation.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 64	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Immediate Past Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

A. John Gambs, 63	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 67	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 53	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 52	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Advisory Board Member (2006-2008) of Healthy Handfuls (natural food company); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (2001-2008) of Maier Siebel Baber; Director (since 2008) of RPF Fund II, RPF Fund IV and RPF Fund V.

Leo Soong, 62	Trustee (since 2000) and Lead Independent Trustee (since 2006).	Senior Advisor (since 1997) and Managing Director (1989-2008) of CG Roxane LLC (water company); Senior Advisor (since 1997) of Crystal Geyser Water Co. (water company); President (2002-2008) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

18

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 38	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI.	None.

Alan Mason, 48	Vice President (since 2007).	Global Head (since 2008) of Portfolio Management, Client Solutions; Head (2006-2008) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

19

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $350,001,556 (collateralized by U.S. government obligations, value $357,000,000, 5.00% to 5.50%, 6/1/35 to 7/1/35).	$350,000,000	$350,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $50,000,222 (collateralized by U.S. government obligations, value $51,000,000, 5.00%, 7/1/35).	50,000,000	50,000,000
Bank of America N.A. Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $200,000,889 (collateralized by U.S. government obligations, value $204,000,000, 6.00%, 8/1/37).	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $200,001,111 (collateralized by U.S. government obligations, value $204,000,001, 4.50% to 7.00%, 4/1/18 to 10/1/38).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $300,001,167 (collateralized by U.S. government obligations, value $306,003,173, 4.50% to 5.50%, 1/1/35 to 6/1/36).	300,000,000	300,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $50,000,194 (collateralized by U.S. government obligations, value $51,000,150, 6.00% to 7.00%, 12/1/36 to 5/1/38).	50,000,000	50,000,000

Security	Face Amount	Value
Goldman Sachs & Co. Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $61,010,203 (collateralized by U.S. government obligations, value $62,230,200, 4.00% to 8.50%, 4/1/14 to 10/1/38).	$61,010,000	$61,010,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $350,001,167 (collateralized by U.S. government obligations, value $357,000,001, 5.00% to 6.00%, 7/1/37 to 12/1/38).	350,000,000	350,000,000
J.P. Morgan Securities Inc. Tri-Party 0.05%, dated 12/31/08, due 1/2/09, maturity value $150,000,417 (collateralized by U.S. government obligations, value $153,001,103, 5.00% to 7.00%, 2/1/15 to 11/1/38).	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $7,000,039 (collateralized by U.S. government obligations, value $7,211,754, 0.92%, 10/25/35).	7,000,000	7,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,718,010,000)		1,718,010,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $1,718,010,000)		1,718,010,000

Other Assets, Less Liabilities – 0.00%		(73,938)

NET ASSETS – 100.00%		$1,717,936,062

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 8.11%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,008,827
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09	250,000,000	250,004,598
3.22%, 08/20/09	150,000,000	150,004,660
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,992,476
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	125,000,000	125,001,657
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,825,012,218)		1,825,012,218

COMMERCIAL PAPER – 47.41%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	248,871,251
Alpine Securitization Corp.
1.40%, 01/05/09(a)	200,000,000	199,968,889
Amstel Funding Corp.
1.50%, 01/02/09(a)	500,000,000	499,979,167
1.60%, 01/12/09(a)	250,000,000	249,877,778
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	320,000,000	314,197,333
Banco Bilbao Vizcaya Argentaria London
0.90%, 01/15/09	65,000,000	64,977,250
Barton Capital Corp.
1.45%, 01/21/09(a)	50,000,000	49,959,722
1.45%, 01/22/09(a)	150,000,000	149,873,125
1.45%, 02/02/09(a)	127,000,000	126,836,311
Bryant Park Funding LLC
0.30%, 01/20/09(a)	120,000,000	119,981,000
0.55%, 03/12/09(a)	150,000,000	149,839,583
CAFCO LLC
1.40%, 01/07/09(a)	50,000,000	49,988,333
1.55%, 01/09/09(a)	350,000,000	349,879,444
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	340,000,000	339,909,333
2.02%, 01/05/09(a)	200,000,000	199,955,111
Chariot Funding LLC
1.50%, 02/04/09(a)	150,000,000	149,787,500
2.85%, 01/15/09(a)	175,000,000	174,806,042
4.10%, 01/05/09(a)	115,650,000	115,597,315
Charta LLC
1.55%, 01/09/09(a)	350,000,000	349,879,444

Security	Face Amount	Value
Citibank Omni Master Trust
1.75%, 01/21/09(a)	$125,000,000	$124,878,472
2.35%, 01/09/09(a)	225,000,000	224,882,500
2.40%, 01/09/09(a)	160,000,000	159,914,667
2.50%, 01/05/09(a)	120,000,000	119,966,666
2.65%, 01/05/09(a)	200,000,000	199,941,111
E.ON AG
1.30%, 02/18/09(a)	75,000,000	74,870,000
Falcon Asset Securitization Corp.
1.75%, 01/08/09(a)	100,322,000	100,287,862
4.10%, 01/05/09(a)	200,000,000	199,908,889
Govco Inc.
3.00%, 01/21/09(a)	200,000,000	199,666,667
3.00%, 01/22/09(a)	300,000,000	299,475,000
Greenwich Capital Holdings Inc.
3.12%, 02/04/09	350,000,000	348,968,666
3.15%, 01/22/09	200,000,000	199,632,500
Jupiter Securitization Corp.
1.50%, 02/04/09(a)	175,000,000	174,752,083
1.75%, 01/08/09(a)	125,000,000	124,957,465
4.10%, 01/05/09(a)	100,000,000	99,954,445
LMA Americas LLC
0.55%, 01/13/09(a)	154,000,000	153,971,767
0.60%, 01/20/09(a)	146,000,000	145,953,767
Matchpoint Master Trust
0.30%, 01/16/09(a)	85,000,000	84,989,375
Park Avenue Receivables Corp.
2.85%, 01/07/09(a)	100,000,000	99,952,500
2.85%, 01/21/09(a)	100,000,000	99,841,667
4.10%, 01/05/09(a)	200,000,000	199,908,889
Ranger Funding Co. LLC
1.40%, 01/28/09(a)	214,584,000	214,358,687
1.47%, 01/21/09(a)	48,000,000	47,960,800
2.90%, 01/12/09(a)	112,336,000	112,236,458
Regency Markets No. 1 LLC
0.57%, 01/21/09(a)	135,298,000	135,255,156
0.90%, 01/09/09(a)	144,060,000	144,031,188
1.40%, 03/10/09(a)	127,630,000	127,292,490
Solitaire Funding Ltd.
0.75%, 01/15/09	225,000,000	224,934,375
0.80%, 01/15/09(a)	125,000,000	124,961,111
0.80%, 01/20/09(a)	265,000,000	264,888,111
1.60%, 01/09/09(a)	150,000,000	149,946,667
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	158,513,000	158,471,170
0.80%, 01/12/09(a)	64,793,000	64,777,162
Tulip Funding Corp.
1.55%, 01/07/09(a)	413,464,000	413,357,189
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	170,000,000	169,960,711
Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	248,835,554

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
Westpac Securities NZ Ltd.
2.52%, 03/09/09	$200,000,000	$199,062,000
Yorktown Capital LLC
1.40%, 01/12/09(a)	230,000,000	229,901,611
3.00%, 01/09/09(a)	290,484,000	290,290,344

TOTAL COMMERCIAL PAPER
(Cost: $10,661,359,673)		10,661,359,673

MEDIUM-TERM NOTES – 5.97%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09(b)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000
2.75%, 01/05/09	330,000,000	330,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	62,315,463

TOTAL MEDIUM-TERM NOTES
(Cost: $1,342,315,463)		1,342,315,463

REPURCHASE AGREEMENTS – 20.51%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $150,000,083 (collateralized by U.S. government obligations, value $153,000,025, 1.13%, 12/15/11).	150,000,000	150,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $385,005,561 (collateralized by non-U.S. government debt securities, value $423,500,000, 0.00% to 10.00%, 2/23/36).	385,000,000	385,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $465,006,717 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000

Security	Face Amount	Value
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $138,001,840 (collateralized by non-U.S. government debt securities, value $144,900,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$138,000,000	$138,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $400,005,333 (collateralized by non-U.S. government debt securities, value $417,484,558, 0.56% to 6.44%, 7/5/09 to 10/25/21).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $100,000,389 (collateralized by U.S. government obligations, value $102,000,414, 5.50% to 7.00%, 11/1/28 to 8/1/38).	100,000,000	100,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $1,000,010,556 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,020,875,497, 4.50% to 6.38%, 1/27/15 to 10/1/38).	1,000,000,000	1,000,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $183,668,051 (collateralized by U.S. government obligations, value $187,341,426, 8.88%, 8/15/17).	183,668,000	183,668,000
Greenwich Capital Markets Tri-Party 0.29%, dated 12/31/08, due 1/2/09, maturity value $750,012,083 (collateralized by U.S. government obligations, value $765,000,023, 3.25% to 4.50%, 4/20/09 to 6/28/13).	750,000,000	750,000,000
HSBC Securities Inc. Tri-Party 0.12%, dated 12/31/08, due 1/2/09, maturity value $100,000,667 (collateralized by non-U.S. government debt securities, value $104,861,526, 0.00% to 9.50%, 9/13/16 to 11/25/37).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $600,004,667 (collateralized by non-U.S. government debt securities, value $618,210,355, 0.00% to 14.88%, 1/9/09 to 2/12/67).	600,000,000	600,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $100,000,056 (collateralized by U.S. government obligations, value $102,000,119, 3.63% to 7.50%, 7/15/09 to 11/15/24).	$100,000,000	$100,000,000
Morgan Stanley Tri-Party 0.34%, dated 12/31/08, due 1/2/09, maturity value $100,001,889 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000
Morgan Stanley Tri-Party 0.54%, dated 12/31/08, due 1/2/09, maturity value $100,003,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,611,668,000)		4,611,668,000

TIME DEPOSITS – 1.96%
BNP Paribas
0.01%, 01/02/09	80,685,000	80,685,000
Branch Banking & Trust
0.00%, 01/02/09	160,000,000	160,000,000
Societe Generale
0.03%, 01/14/09(b)	200,000,000	200,000,000

TOTAL TIME DEPOSITS
(Cost: $440,685,000)		440,685,000

VARIABLE & FLOATING RATE NOTES – 15.26%
American Express Bank FSB
0.41%, 06/12/09	50,000,000	49,840,497
American Honda Finance Corp.
1.51%, 03/23/09(a)	95,000,000	94,984,732
Bank of America N.A.
4.35%, 10/03/09	225,000,000	225,000,000
BBVA US Senior SA Unipersonal
4.62%, 04/17/09(a)	50,000,000	49,941,912
General Electric Capital Corp.
0.50%, 04/24/09	60,000,000	60,000,576
ING Bank NV
2.22%, 06/17/09(a)	325,000,000	325,000,000
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	235,000,000	235,000,000

Security	Face Amount	Value
MassMutual Global Funding II
2.05%, 02/02/09(a)	$125,000,000	$125,000,000
Metropolitan Life Insurance Co.
2.69%, 08/18/09(b)	50,000,000	50,000,000
4.95%, 07/20/09(b)	25,000,000	25,000,000
Monumental Global Funding III
0.97%, 02/17/09(a)	5,000,000	4,995,584
2.55%, 08/17/09(a)	150,000,000	150,000,000
Pricoa Global Funding I
2.45%, 06/12/09(a)	100,000,000	100,000,000
Procter & Gamble Co.
2.22%, 09/09/09	100,000,000	100,000,000
Royal Bank of Canada
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	125,000,000	125,000,000
Toyota Motor Credit Corp.
0.59%, 09/22/09	275,000,000	275,000,000
0.59%, 10/02/09	200,000,000	200,000,000
Wachovia Bank N.A.
4.42%, 05/01/09	498,000,000	498,000,000
Wells Fargo & Co.
1.35%, 03/13/09(a)	50,000,000	50,002,992
3.55%, 05/01/09(a)	164,900,000	164,918,564
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,432,684,857)		3,432,684,857

TOTAL INVESTMENTS IN SECURITIES – 99.22%
(Cost: $22,313,725,211)		22,313,725,211

Other Assets, Less Liabilities – 0.78%		175,235,515

NET ASSETS – 100.00%		$22,488,960,726

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

23

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 3.47%
Bank of Nova Scotia
2.51%, 04/01/09	$150,000,000	$150,003,656
3.00%, 01/29/09	75,000,000	74,996,777
Chase Bank USA N.A.
2.75%, 01/28/09(a)	200,000,000	200,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	75,000,000	75,000,993
Toronto-Dominion Bank (The)
2.65%, 04/13/09	75,000,000	75,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $575,001,426)		575,001,426

COMMERCIAL PAPER – 42.46%
Alpine Securitization Corp.
1.40%, 01/05/09(a)	100,000,000	99,984,445
Amstel Funding Corp.
1.50%, 01/12/09(a)	264,178,000	264,056,918
Amsterdam Funding Corp.
1.40%, 01/05/09(a)	50,000,000	49,992,222
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	180,000,000	176,736,000
Banco Bilbao Vizcaya Argentaria London
3.09%, 01/22/09	200,000,000	199,639,501
Barton Capital Corp.
1.40%, 01/07/09(a)	100,000,000	99,976,667
1.40%, 01/21/09(a)	147,000,000	146,885,667
1.45%, 01/21/09(a)	200,000,000	199,838,889
1.45%, 01/22/09(a)	100,000,000	99,915,417
1.45%, 01/23/09(a)	76,000,000	75,932,656
Bryant Park Funding LLC
0.30%, 01/21/09(a)	100,000,000	99,983,333
2.75%, 01/15/09(a)	200,000,000	199,786,111
CAFCO LLC
2.25%, 01/06/09(a)	250,000,000	249,921,875
2.65%, 01/05/09(a)	250,000,000	249,926,389
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	75,000,000	74,980,000
2.00%, 01/02/09(a)	100,000,000	99,994,445
Chariot Funding LLC
1.75%, 01/07/09(a)	151,000,000	150,955,958
3.10%, 01/21/09(a)	100,000,000	99,827,778
Charta LLC
2.60%, 01/05/09(a)	200,000,000	199,942,222
CRC Funding LLC
2.65%, 01/05/09(a)	170,000,000	169,949,945
E.ON AG
1.30%, 02/18/09(a)	25,000,000	24,956,667
Enterprise Funding Corp.
3.25%, 01/09/09(a)	229,437,000	229,271,295

Security	Face Amount	Value
Fairway Finance Corp.
1.10%, 01/08/09(a)	$255,000,000	$254,945,458
Falcon Asset Securitization Corp.
0.50%, 03/20/09(a)	51,000,000	50,944,750
2.00%, 01/09/09(a)	200,000,000	199,911,111
Govco Inc.
1.50%, 03/03/09(a)	100,000,000	99,745,833
1.60%, 02/26/09(a)	100,000,000	99,751,111
Jupiter Securitization Corp.
2.00%, 01/09/09(a)	100,000,000	99,955,556
LMA Americas LLC
1.80%, 01/05/09(a)	100,000,000	99,980,000
Matchpoint Master Trust
1.75%, 02/09/09(a)	200,000,000	199,620,833
Park Avenue Receivables Corp.
1.50%, 02/04/09(a)	100,000,000	99,858,333
1.75%, 01/09/09(a)	151,000,000	150,941,278
2.00%, 01/09/09(a)	100,000,000	99,955,556
Ranger Funding Co. LLC
2.00%, 02/05/09(a)	150,000,000	149,708,333
Regency Markets No. 1 LLC
0.57%, 01/20/09(a)	74,702,000	74,679,527
1.70%, 01/08/09(a)	105,004,000	104,969,291
Solitaire Funding Ltd.
0.80%, 01/20/09(a)	150,000,000	149,936,667
1.60%, 01/09/09(a)	100,000,000	99,964,444
1.85%, 01/05/09(a)	275,000,000	274,943,472
Tempo Finance Ltd.
2.15%, 01/09/09(a)	183,000,000	182,912,567
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	78,571,000	78,550,266
0.50%, 01/26/09(a)	167,085,000	167,026,984
1.35%, 01/08/09(a)	102,263,000	102,236,156
Thunder Bay Funding LLC
2.25%, 01/05/09(a)	100,000,000	99,975,000
Tulip Funding Corp.
1.55%, 01/07/09(a)	300,000,000	299,922,500
UBS Finance Delaware LLC
0.01%, 01/07/09	100,000,000	99,999,833
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	80,000,000	79,981,511
Yorktown Capital LLC
1.40%, 02/04/09(a)	178,559,000	178,322,905
3.20%, 01/12/09(a)	175,556,000	175,384,345

TOTAL COMMERCIAL PAPER
(Cost: $7,036,578,020)		7,036,578,020

MEDIUM-TERM NOTES – 5.77%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
3.00%, 07/14/09	165,195,000	165,191,499

24

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
MassMutual Global Funding II
3.80%, 04/15/09(a)	$40,000,000	$40,143,657
Metropolitan Life Global Funding I
3.80%, 01/20/09(a)	250,000,000	250,000,000
US Bank N.A.
2.75%, 01/05/09	170,000,000	170,000,000
2.92%, 01/21/09	200,000,000	200,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	30,000,000	30,713,411

TOTAL MEDIUM-TERM NOTES
(Cost: $956,048,567)		956,048,567

REPURCHASE AGREEMENTS – 30.27%
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $200,000,889 (collateralized by U.S. government obligations, value $204,000,001, 6.00%, 10/1/38).	200,000,000	200,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $650,002,889 (collateralized by U.S. government obligations, value $663,000,001, 6.00%, 10/20/38).	650,000,000	650,000,000
Bank of America N.A. Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $300,001,333 (collateralized by U.S. government obligations, value $306,000,001, 5.50% to 6.00%, 1/1/38 to 7/1/38).	300,000,000	300,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $400,005,778 (collateralized by non-U.S. government debt securities, value $440,000,000, 0.00% to 10.00%, 2/23/36).	400,000,000	400,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $250,001,389 (collateralized by U.S. government obligations, value $255,000,000, 3.84% to 7.00%, 5/1/18 to 11/1/38).	250,000,000	250,000,000

Security	Face Amount	Value
Citigroup Global Markets Holdings Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $200,002,667 (collateralized by non-U.S. government debt securities, value $210,000,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$200,000,000	$200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $450,006,000 (collateralized by non-U.S. government debt securities, value $470,443,790, 0.47% to 7.62%, 9/3/09 to 6/15/28).	450,000,000	450,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 12/31/08, due 1/2/09, maturity value $150,000,250 (collateralized by U.S. government obligations, value $153,005,617, 6.25% to 7.63%, 11/15/22 to 5/15/30).	150,000,000	150,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $200,000,778 (collateralized by U.S. government obligations, value $204,004,077, 5.50%, 6/1/36 to 5/1/38).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $375,003,958 (collateralized by U.S. government obligations, value $382,504,641, 4.50% to 5.50%, 1/1/24 to 1/1/39).	375,000,000	375,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $300,001,000 (collateralized by government obligations, value $306,000,001, 5.00%, 12/1/37 to 1/1/39).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $500,001,667 (collateralized by U.S. government obligations, value $510,000,000, 5.00% to 6.00%, 12/1/36 to 12/1/38).	500,000,000	500,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.22%, dated 12/31/08, due 1/2/09, maturity value $175,002,139 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $179,400,039, 0.00% to 5.36%, 4/16/09 to 7/25/37).	175,000,000	175,000,000

25

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
J.P. Morgan Securities Inc. Tri-Party 0.05%, dated 12/31/08, due 1/2/09, maturity value $350,000,972 (collateralized by U.S. government obligations, value $357,524,058, 0.00% to 8.00%, 1/15/09 to 12/1/38).	$350,000,000	$350,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $225,001,750 (collateralized by non-U.S. government debt securities, value $236,250,816, 0.00% to 8.83%, 12/15/18 to 4/15/49).	225,000,000	225,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $250,001,944 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $258,598,603, 0.00% to 8.10%, 5/11/09 to 4/29/49).	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $5,015,000,000)		5,015,000,000

TIME DEPOSITS – 4.19%
Bank of America N.A.
0.00%, 01/02/09	200,000,000	200,000,000
Banco Bilbao Vizcaya Argentaria
0.50%, 01/02/09	200,000,000	200,000,000
BNP Paribas
0.01%, 01/02/09	88,809,000	88,809,000
Societe Generale
0.03%, 01/02/09	205,000,000	205,000,000

TOTAL TIME DEPOSITS
(Cost: $693,809,000)		693,809,000

VARIABLE & FLOATING RATE NOTES – 13.58%
Australia & New Zealand Banking Group Ltd.
2.43%, 07/02/09	50,000,000	49,973,763
Bank of America N.A.
4.35%, 10/03/09	75,000,000	75,000,000
Commonwealth Bank of Australia
4.87%, 07/16/09	150,000,000	150,000,000
General Electric Capital Corp.
0.50%, 04/24/09	65,000,000	65,000,000
1.96%, 03/16/09	2,900,000	2,899,160
2.10%, 06/15/09	25,000,000	24,997,999
4.25%, 01/05/09	13,800,000	13,799,748
ING Bank NV
2.22%, 06/17/09(a)	100,000,000	100,000,000

Security	Face Amount	Value
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	$65,000,000	$65,000,000
John Hancock Global Funding II
3.68%, 04/27/09(a)	10,685,000	10,678,961
MassMutual Global Funding II
2.05%, 02/02/09(a)	125,000,000	125,000,000
Metropolitan Life Insurance Co.
3.99%, 07/27/09(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
4.20%, 04/01/09(a)(b)	15,000,000	15,000,000
Monumental Global Funding III
2.55%, 08/17/09(a)	50,000,000	50,000,000
National Australia Bank Ltd.
2.40%, 07/06/09	75,000,000	74,965,615
Procter & Gamble Co.
4.22%, 07/06/09(a)	50,000,000	50,003,980
Rabobank Nederland
2.58%, 10/09/09	13,500,000	13,508,245
Royal Bank of Canada
1.60%, 07/15/09	25,500,000	25,500,000
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	100,000,000	100,000,000
Toyota Motor Credit Corp.
1.49%, 01/12/09	200,000,000	200,000,000
U.S. Bancorp
0.50%, 04/28/09	87,000,000	86,975,309
Wachovia Bank N.A.
1.54%, 03/23/09	50,000,000	49,955,284
4.42%, 05/01/09	242,000,000	242,000,000
5.03%, 01/12/09	5,000,000	5,000,115
Wells Fargo & Co.
3.55%, 05/01/09(a)	50,000,000	50,008,334
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	175,000,000	175,000,000
2.52%, 08/20/09	75,000,000	75,000,000
World Savings Bank FSB
2.34%, 03/02/09	2,600,000	2,597,560
2.43%, 05/08/09	3,100,000	3,092,641

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,250,956,714)		2,250,956,714

TOTAL INVESTMENTS IN SECURITIES – 99.74%
(Cost: $16,527,393,727)		16,527,393,727

Other Assets, Less Liabilities – 0.26%		43,341,397

NET ASSETS – 100.00%		$16,570,735,124

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

26

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $250,000,139 (collateralized by U.S. government obligations, value $255,000,014, 1.50%, 10/31/10).	$250,000,000	$250,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $400,000,222 (collateralized by U.S. government obligations, value $408,000,120, 4.38%, 2/15/38).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 12/31/08, due 1/2/09, maturity value $250,000,417 (collateralized by U.S. government obligations, value $255,000,158, 6.25%, 5/15/30).	250,000,000	250,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $216,332,060 (collateralized by U.S. government obligations, value $220,658,777, 3.25% to 8.88%, 12/31/09 to 8/15/17).	216,332,000	216,332,000
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $300,000,167 (collateralized by U.S. government obligations, value $306,001,622, 4.25% to 12.50%, 11/15/09 to 11/15/24).	300,000,000	300,000,000
Merrill Lynch & Co Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $9,500,005 (collateralized by U.S. government obligations, value $9,693,061, 0.00%, 4/23/09).	9,500,000	9,500,000
Morgan Stanley Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $225,000,125 (collateralized by U.S. government obligations, value $229,500,124, 5.00%, 5/15/37).	225,000,000	225,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,650,832,000)		1,650,832,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $1,650,832,000)		1,650,832,000

Other Assets, Less Liabilities – 0.00%		(28,331)

NET ASSETS – 100.00%		$1,650,803,669

The accompanying notes are an integral part of these financial statements.

27

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2008

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$1,718,010,000	100.00%
Other Net Assets	(73,938)	0.00

TOTAL	$1,717,936,062	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$10,661,359,673	47.41%
Repurchase Agreements	4,611,668,000	20.51
Variable & Floating Rate Notes	3,432,684,857	15.26
Certificates of Deposit	1,825,012,218	8.11
Medium-Term Notes	1,342,315,463	5.97
Time Deposits	440,685,000	1.96
Other Net Assets	175,235,515	0.78

TOTAL	$22,488,960,726	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$7,036,578,020	42.46%
Repurchase Agreements	5,015,000,000	30.27
Variable & Floating Rate Notes	2,250,956,714	13.58
Medium-Term Notes	956,048,567	5.77
Time Deposits	693,809,000	4.19
Certificates of Deposit	575,001,426	3.47
Other Net Assets	43,341,397	0.26

TOTAL	$16,570,735,124	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$1,650,832,000	100.00%
Other Net Assets	(28,331)	0.00

TOTAL	$1,650,803,669	100.00%

These tables are not part of the financial statements.

28

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$—	$17,702,057,211	$11,512,393,727	$—
Repurchase agreements, at fair value and cost (Note 1)	1,718,010,000	4,611,668,000	5,015,000,000	1,650,832,000

Total investments	1,718,010,000	22,313,725,211	16,527,393,727	1,650,832,000
Cash	835	89,741,920	—	403
Receivables:
Interest	3,482	86,143,731	42,771,200	567
Due from Feeder Fund(s)	—	465,916	1,572,937	—

Total Assets	1,718,014,317	22,490,076,778	16,571,737,864	1,650,832,970

LIABILITIES
Payables:
Due to custodian	—	—	160,391	—
Investment advisory fees (Note 2)	65,550	1,079,757	817,403	16,449
Accrued expenses:
Professional fees (Note 2)	12,705	36,295	24,946	12,852

Total Liabilities	78,255	1,116,052	1,002,740	29,301

NET ASSETS	$1,717,936,062	$22,488,960,726	$16,570,735,124	$1,650,803,669

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2008
	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$4,686,836	$930,375,499	$437,877,920	$2,980,284

Total investment income	4,686,836	930,375,499	437,877,920	2,980,284

EXPENSES (Note 2)
Investment advisory fees	738,516	31,522,143	15,462,626	592,342
Professional fees	12,906	65,062	32,564	13,080
Independent trustees’ fees	1,912	306,772	134,377	1,987

Total expenses	753,334	31,893,977	15,629,567	607,409
Less expense reductions (Note 2)	(399,860)	(10,180,079)	(6,790,916)	(483,376)

Net expenses	353,474	21,713,898	8,838,651	124,033

Net investment income	4,333,362	908,661,601	429,039,269	2,856,251

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	—	(4,744,208)	(7,253,762)	—
Payment from affiliate (Note 2)	—	3,399,402	814,069	—

Net realized loss	—	(1,344,806)	(6,439,693)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,333,362	$907,316,795	$422,599,576	$2,856,251

The accompanying notes are an integral part of these financial statements.

29

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,333,362	$7,459,087	$908,661,601	$1,082,958,398
Net realized gain (loss)	—	—	(1,344,806)	42,548

Net increase in net assets resulting from operations	4,333,362	7,459,087	907,316,795	1,083,000,946

Interestholder transactions:
Contributions	2,857,102,909	1,739,584,764	50,941,712,613	66,603,193,729
Withdrawals	(1,251,335,484)	(1,806,493,585)	(60,852,472,460)	(43,118,755,786)

Net increase (decrease) in net assets resulting from interestholder transactions	1,605,767,425	(66,908,821)	(9,910,759,847)	23,484,437,943

Increase (decrease) in net assets	1,610,100,787	(59,449,734)	(9,003,443,052)	24,567,438,889

NET ASSETS:
Beginning of year	107,835,275	167,285,009	31,492,403,778	6,924,964,889

End of year	$1,717,936,062	$107,835,275	$22,488,960,726	$31,492,403,778

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$429,039,269	$559,112,567	$2,856,251	$7,969,862
Net realized gain (loss)	(6,439,693)	11,956	—	—

Net increase in net assets resulting from operations	422,599,576	559,124,523	2,856,251	7,969,862

Interestholder transactions:
Contributions	128,185,192,678	99,288,703,149	5,128,268,021	1,637,092,248
Withdrawals	(123,059,338,132)	(97,098,629,295)	(3,683,743,024)	(1,627,123,957)

Net increase in net assets resulting from interestholder transactions	5,125,854,546	2,190,073,854	1,444,524,997	9,968,291

Increase in net assets	5,548,454,122	2,749,198,377	1,447,381,248	17,938,153

NET ASSETS:
Beginning of year	11,022,281,002	8,273,082,625	203,422,421	185,484,268

End of year	$16,570,735,124	$11,022,281,002	$1,650,803,669	$203,422,421

The accompanying notes are an integral part of these financial statements.

30

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolios. The Master Portfolios consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities, certain U.S. government securities and typically, exchange-traded derivatives such as futures contracts and exchange-traded option contracts. The Master Portfolios do not adjust the quoted price for such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

31

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, state, municipal and provincial obligations, and securities valued using the amortized cost method of valuation. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolios’net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolios’ amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

The following table summarizes the inputs used in valuing the Master Portfolios’ investments as of December 31, 2008:

Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Government Money Market	$—	$1,718,010,000	$—	$1,718,010,000
Money Market	—	22,313,725,211	—	22,313,725,211
Prime Money Market	—	16,527,393,727	—	16,527,393,727
Treasury Money Market	—	1,650,832,000	—	1,650,832,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining

32

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market Master Portfolio, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Master Portfolios’ financial statements.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA waived and/or credited investment advisory fees of $399,860, $10,180,079, $6,790,916 and $483,376 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

33

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

On February 19, 2008, an affiliate of BGFA purchased securities from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $34,998,569 and $181,990,742, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statements of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Government Money Market
Ratio of expenses to average net assets(a)	0.05%		0.07%	0.08%	0.03%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.12%	0.11%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.59%		4.93%	4.90%	3.16%	1.93	%(b)
Total return	1.99%		5.20%	5.08%	3.28%	0.64	%(b)(c)
Money Market
Ratio of expenses to average net assets	0.07%		0.07%	0.08%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.88%		5.23%	4.99%	3.27%	1.40%
Total return	2.90	%(d)	5.40%	5.13%	3.28%	1.39%
Prime Money Market
Ratio of expenses to average net assets	0.06%		0.07%	0.08%	0.08%	0.03%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.77%		5.23%	4.95%	3.22%	1.52%
Total return	2.88	%(d)	5.37%	5.11%	3.26%	1.40%
Treasury Money Market
Ratio of expenses to average net assets(a)	0.02%		0.01%	0.00%	0.00%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.12%	0.13%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.48%		4.81%	5.03%	3.99%	1.82	%(b)
Total return	1.64%		4.98%	5.04%	3.20%	0.61	%(b)(c)

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)

For the year ended December 31, 2008, 0.01% of the Master Portfolio’s total return consists of purchases of securities by BGFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89% for the Money Market Master Portfolio and 2.87% for the Prime Money Market Master Portfolio.

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

35

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

36

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in the Funds is not a deposit in Barclays Bank, PLC or its subsidiaries or affiliates, including Barclays Global Investors, or any other bank.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov. Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMSL1208

BARCLAYS
GLOBAL INVESTORS

Cash Investments
from Barclays Global Investors

Annual Report to Shareholders

December 31, 2008

Money Market Funds
TRUST SHARES

Government Money Market Fund

Institutional Money Market Fund

Prime Money Market Fund

Treasury Money Market Fund

BARCLAYS
GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/08)	Ending Account Value (12/31/08)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/08 to 12/31/08)
Government Money Market
Trust Shares
Actual	$1,000.00	$1,005.00	0.06%	$0.30
Hypothetical (5% return before expenses)	1,000.00	1,024.80	0.06	0.31
Institutional Money Market
Trust Shares
Actual	1,000.00	1,009.90	0.46	2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.46	2.34
Prime Money Market
Trust Shares
Actual	1,000.00	1,009.70	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Treasury Money Market
Trust Shares
Actual	1,000.00	1,004.40	0.01	0.05
Hypothetical (5% return before expenses)	1,000.00	1,025.10	0.01	0.05

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Trust Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at fair value (Note 1)	$1,717,936,062	$21,455,426,949	$15,510,207,169	$1,534,799,537
Prepaid expenses:
Treasury’s Guarantee Program Fee (Note 4)	—	365,031	1,586,155	—

Total Assets	1,717,936,062	21,455,791,980	15,511,793,324	1,534,799,537

LIABILITIES
Payables:
Distribution to shareholders	150,252	26,393,898	18,889,349	48,242
Administration fees (Note 2)	69,170	620,237	779,261	9,888
Distribution fees – Aon Captives Shares (Note 2)	—	25,632	—	—
Due to corresponding Master Portfolio	—	361,988	1,572,937	—
Accrued expenses:
Professional fees (Note 2)	11,357	16,082	21,690	11,505

Total Liabilities	230,779	27,417,837	21,263,237	69,635

NET ASSETS	$1,717,705,283	$21,428,374,143	$15,490,530,087	$1,534,729,902

Net assets consist of:
Paid-in capital	$1,717,705,283	$21,428,305,141	$15,495,779,806	$1,534,729,902
Undistributed net investment income	—	8,513	10,744	—
Accumulated net realized gain (loss)	—	60,489	(5,260,463)	—

NET ASSETS	$1,717,705,283	$21,428,374,143	$15,490,530,087	$1,534,729,902

Aon Captives Shares
Net Assets	$—	$97,272,897	$—	$—

Shares outstanding(a)	—	97,276,764	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Capital Shares
Net Assets	$7,400,228	$100,784	$226,487,127	$44,697,608

Shares outstanding(a)	7,400,228	100,571	226,530,327	44,697,608

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Institutional Shares
Net Assets	$1,594,727,600	$20,223,436,580	$10,812,889,812	$1,305,943,901

Shares outstanding(a)	1,594,727,600	20,224,687,713	10,816,569,503	1,305,943,901

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$21,772,611	$1,021,216,203	$4,304,633,176	$65,094,961

Shares outstanding(a)	21,772,611	1,021,218,091	4,306,265,433	65,094,961

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$81,424,464	$10,013,899	$143,150,265	$24,339,545

Shares outstanding(a)	81,424,464	10,015,722	143,153,195	24,339,545

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$12,380,380	$76,333,780	$3,369,707	$94,653,887

Shares outstanding(a)	12,380,380	76,337,065	3,369,725	94,653,887

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2008

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$4,686,836	$135,263,176	$382,202,829	$2,960,971
Expenses(a)	(353,474)	(3,056,484)	(7,493,962)	(120,283)

Net investment income allocated from corresponding Master Portfolio	4,333,362	132,206,692	374,708,867	2,840,688

FUND EXPENSES
Administration fees (Note 2)	424,347	3,354,704	8,761,783	353,055
Distribution fees – Aon Captives Shares (Note 2)	—	95,080	—	—
Professional fees (Note 2)	11,796	16,839	30,230	11,970
Independent trustees’ fees (Note 2)	1,910	43,439	121,508	1,983
Treasury’s Guarantee Program Fee (Note 4)	—	309,259	1,343,826	—

Total fund expenses	438,053	3,819,321	10,257,347	367,008
Less expense reductions (Note 2)	(85,187)	(70,013)	(414,049)	(215,296)

Net fund expenses	352,866	3,749,308	9,843,298	151,712

Net investment income	3,980,496	128,457,384	364,865,569	2,688,976

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized loss	—	(1,266,507)	(5,368,840)	—

Net realized loss	—	(1,266,507)	(5,368,840)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,980,496	$127,190,877	$359,496,729	$2,688,976

(a)	Net of investment advisory fee reductions in the amounts of $399,860, $1,807,220, $5,982,897, and $470,177, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,980,496	$7,312,759	$128,457,384	$339,579,002
Net realized gain (loss)	—	—	(1,266,507)	8,933

Net increase in net assets resulting from operations	3,980,496	7,312,759	127,190,877	339,587,935

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(2,539,471)	(4,052,238)
Capital Shares(a)	(10,693)	—	(114,889)	—
Institutional Shares	(1,875,352)	(1,172,179)	(84,771,625)	(245,584,218)
Premium Shares	(2,037,768)	(4,856,791)	(38,343,018)	(82,147,008)
Select Shares	(55,456)	(1,279,756)	(996,848)	(326,865)
Trust Shares	(1,227)	(4,033)	(1,691,532)	(7,499,594)

Total distributions to shareholders	(3,980,496)	(7,312,759)	(128,457,383)	(339,609,923)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	7,085,010	21,109,582
Capital Shares(a)	7,400,228	—	100,571	—
Institutional Shares	1,591,696,871	2,635,467	13,570,950,461	2,455,028,191
Premium Shares	(68,051,117)	(33,708,376)	274,641,682	(574,454,848)
Select Shares	67,155,026	(28,413,242)	5,208,509	3,578,273
Trust Shares	12,330,380	(57,892)	(9,437,936)	(111,705,201)

Net increase (decrease) in net assets resulting from capital share transactions	1,610,531,388	(59,544,043)	13,848,548,297	1,793,555,997

Increase (decrease) in net assets	1,610,531,388	(59,544,043)	13,847,281,791	1,793,534,009

NET ASSETS:
Beginning of year	107,173,895	166,717,938	7,581,092,352	5,787,558,343

End of year	$1,717,705,283	$107,173,895	$21,428,374,143	$7,581,092,352

Undistributed net investment income included in net assets at end of year	$—	$—	$8,513	$399

(a)	For the period February 28, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$364,865,569	$501,618,559	$2,688,976	$7,891,235
Net realized gain (loss)	(5,368,840)	10,598	—	—

Net increase in net assets resulting from operations	359,496,729	501,629,157	2,688,976	7,891,235

Distributions to shareholders:
From net investment income:
Capital Shares(a)	(1,763,342)	—	(165,369)	—
Institutional Shares	(257,847,006)	(395,738,229)	(1,810,661)	(6,006,336)
Premium Shares	(100,932,210)	(98,980,240)	(582,196)	(513,487)
Select Shares	(4,317,661)	(6,958,678)	(128,328)	(1,367,486)
Trust Shares	(5,350)	(4,135)	(2,422)	(3,926)

Total distributions to shareholders	(364,865,569)	(501,681,282)	(2,688,976)	(7,891,235)

Capital share transactions (Note 3):
Capital Shares(a)	226,530,327	—	44,697,608	—
Institutional Shares	2,452,789,523	2,447,990,425	1,174,753,627	4,672,699
Premium Shares	2,510,789,377	243,844,111	3,581,716	59,401,698
Select Shares	(125,199,089)	246,709,511	14,289,545	(45,868,956)
Trust Shares	3,319,725	(58,148)	94,603,887	(57,775)

Net increase in net assets resulting from capital share transactions	5,068,229,863	2,938,485,899	1,331,926,383	18,147,666

Increase in net assets	5,062,861,023	2,938,433,774	1,331,926,383	18,147,666

NET ASSETS:
Beginning of year	10,427,669,064	7,489,235,290	202,803,519	184,655,853

End of year	$15,490,530,087	$10,427,669,064	$1,534,729,902	$202,803,519

Undistributed net investment income included in net assets at end of year	$10,744	$146	$—	$—

(a)	For the period February 28, 2008 (commencement of operations) to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Trust Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.05	0.05	0.03	0.01

Total from investment operations	0.02	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.69%	4.80%	4.69%	2.94%	0.53	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,380	$50	$108	$103	$100
Ratio of expenses to average net assets(c)(d)	0.07%	0.45%	0.45%	0.36%	0.33%
Ratio of expenses to average net assets prior to expense reductions(d)	0.47%	0.51%	0.49%	0.45%	0.45%
Ratio of net investment income to average net assets(c)(d)	0.16%	4.78%	4.60%	2.91%	1.58%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Trust Shares
	Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jun. 10, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02		0.05	0.05	0.03	0.01
Net realized gain (loss)	(0.00	)(b)	0.00 (b)	0.00 (b)	—	—

Total from investment operations	0.02		0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	2.51%		5.01%	4.76%	2.96%	0.74	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$76,334		$85,774	$197,480	$103	$101
Ratio of expenses to average net assets(d)(e)	0.46%		0.43%	0.43%	0.38%	0.35%
Ratio of expenses to average net assets prior to expense reductions(e)	0.49%		0.48%	0.47%	0.45%	0.45%
Ratio of net investment income to average net assets(d)(e)	2.50%		4.93%	4.95%	2.92%	1.33%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Trust Shares
	Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jun. 10, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02		0.05	0.05	0.03	0.01
Net realized gain (loss)	(0.00	)(b)	0.00 (b)	0.00 (b)	0.00 (b)	—

Total from investment operations	0.02		0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	2.49%		4.98%	4.72%	2.93%	0.75	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,370		$50	$108	$103	$101
Ratio of expenses to average net assets(d)(e)	0.48%		0.45%	0.45%	0.41%	0.34%
Ratio of expenses to average net assets prior to expense reductions(e)	0.52%		0.48%	0.47%	0.45%	0.45%
Ratio of net investment income to average net assets(d)(e)	1.34%		4.89%	4.63%	2.89%	1.34%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Trust Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.01	0.05	0.05	0.03	0.01

Total from investment operations	0.01	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.45%	4.61%	4.70%	2.86%	0.50	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$94,654	$50	$108	$103	$100
Ratio of expenses to average net assets(c)(d)	0.01%	0.36%	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expense reductions(d)	0.47%	0.51%	0.52%	0.45%	0.45%
Ratio of net investment income to average net assets(c)(d)	0.05%	4.65%	4.60%	2.83%	1.49%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002.

These financial statements relate only to the Trust Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Capital Shares, Institutional Shares, Premium Shares and Select Shares. The IMMF also offers Aon Captives Shares, Capital Shares, Institutional Shares, Premium Shares and Select Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees. The Capital Shares commenced operations on February 28, 2008.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Effective January 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 95.40%, 93.60% and 92.97% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2008).

The determination of what constitutes an “observable” input may require significant judgment by the Funds. As of December 31, 2008, each Fund’s investment in its corresponding Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Funds’ perceived risk of an investment in their corresponding Master Portfolio, nor the levels of the investments held within the Master Portfolios.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds believe more relevant disclosure regarding fair value measurements relate to the investment portfolios of the Master Portfolios, which can be found in Note 1 of MIP’s Notes to Financial Statements, and are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

As of December 31, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Institutional Money Market	$69,002	$—	$69,002
Prime Money Market	10,744	(5,260,463)	(5,249,719)

The tax character of distributions paid for the years ended December 31, 2008 and December 31, 2007 were as follows:

Fund	2008	2007
Government Money Market

Distributions paid from:
Ordinary Income	$3,980,496	$7,312,759

Total Distributions	$3,980,496	$7,312,759

Institutional Money Market

Distributions paid from:
Ordinary Income	$128,457,383	$339,609,923

Total Distributions	$128,457,383	$339,609,923

Prime Money Market

Distributions paid from:
Ordinary Income	$364,864,866	$501,681,282
Long-term capital gain	703	—

Total Distributions	$364,865,569	$501,681,282

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Fund	2008	2007
Treasury Money Market

Distributions paid from:
Ordinary Income	$2,688,976	$7,891,235

Total Distributions	$2,688,976	$7,891,235

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2008.

As of December 31, 2008, the tax year-end of the Funds, the Prime Money Market Fund had tax basis net capital loss carryforward of $5,260,463 expiring in 2016. Such losses may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Capital Shares, Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.38% of the average daily net assets of each Fund’s Trust Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGI waived and/or credited administration fees of $2,533, $850, $5 and $19,967 for the Trust Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Trust Shares of the Funds were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007
Fund	Shares	Amount	Shares	Amount
Government Money Market
Shares sold	13,679,903	$13,679,903	—	$—
Shares issued in reinvestment of dividends and distributions	96	96	2,203	2,203
Shares redeemed	(1,349,619)	(1,349,619)	(60,095)	(60,095)

Net increase (decrease)	12,330,380	$12,330,380	(57,892)	$(57,892)

Institutional Money Market
Shares sold	322,289,339	$322,289,339	409,660,000	$409,660,000
Shares issued in reinvestment of dividends and distributions	49	49	2,239	2,239
Shares redeemed	(331,727,324)	(331,727,324)	(521,367,440)	(521,367,440)

Net decrease	(9,437,936)	$(9,437,936)	(111,705,201)	$(111,705,201)

Prime Money Market
Shares sold	5,883,282	$5,883,282	—	$—
Shares issued in reinvestment of dividends and distributions	914	914	2,219	2,219
Shares redeemed	(2,564,471)	(2,564,471)	(60,367)	(60,367)

Net increase (decrease)	3,319,725	$3,319,725	(58,148)	$(58,148)

Treasury Money Market
Shares sold	108,617,742	$108,617,742	—	$—
Shares issued in reinvestment of dividends and distributions	99	99	2,212	2,212
Shares redeemed	(14,013,954)	(14,013,954)	(59,987)	(59,987)

Net increase (decrease)	94,603,887	$94,603,887	(57,775)	$(57,775)

4.	TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Institutional Money Market Fund and the Prime Money Market Fund (the “Covered Funds”) participate in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Treasury Money Market Fund and the Government Money Market Fund do not participate in the Program.

The Program protects the shares of any shareholder of record in a Covered Fund on September 19, 2008 (“Covered Shareholder”); it does not protect investors who were not shareholders of record in a Covered Fund on that date. The number of shares protected is the lesser of the number of shares owned by a Covered Shareholder on September 19, 2008 and the number of shares owned when a guarantee event occurs. A guarantee event generally would occur if a Covered Fund’s market-based net asset value per share were less than $0.995. A Covered Shareholder will receive $1.00 per protected share upon liquidation of the Covered Fund (subject to adjustment and the overall limit of $50 billion available to all money market funds participating in the Program).

The initial period of the Program covered the period from September 19, 2008 through December 18, 2008 (the “Initial Period”) and the Covered Funds paid to the Treasury an amount equal to 0.01% of the net asset value of each Covered Fund as of September 19, 2008 in order to participate during the Initial Period. The Treasury recently extended the Program through April 30, 2009 (the “Extension Period”) and the Covered Funds paid an additional amount equal to 0.015% of the net asset value of each Covered Fund as of September 19, 2008 in order to participate during the Extension Period. The fees associated with participation in the Program were borne by the Funds and paid in advance of participation for both Periods. These fees will be amortized through the Extension Period, as applicable. Amounts

13

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

expensed, as well as amounts accrued as a prepaid expense, as of December 31, 2008, are shown on the accompanying Statements of Operations and Statements of Assets and Liabilities, respectively.

The Program may be extended by the U.S. Department of the Treasury through September 18, 2009. In the event that the Program is extended, the Board of Trustees of the Trust will consider whether the Covered Funds should continue to participate.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Trust Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

15

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2008:

Fund	Interest- Related Dividends
Government Money Market	$3,980,496
Institutional Money Market	112,658,212
Prime Money Market	332,417,016
Treasury Money Market	2,688,976

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 203 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 26 portfolios within the fund complex. The address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 47	Trustee (since 2001) and Chairperson of the Board (since 2007).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 48	Trustee and President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of MIP; Trustee (since 2007), University of California Berkeley Foundation.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 64	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Immediate Past Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

A. John Gambs, 63	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 67	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 53	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 52	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Advisory Board Member (2006-2008) of Healthy Handfuls (natural food company); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (2001-2008) of Maier Siebel Baber; Director (since 2008) of RPF Fund II, RPF Fund IV and RPF Fund V.

Leo Soong, 62	Trustee (since 2000) and Lead Independent Trustee (since 2006).	Senior Advisor (since 1997) and Managing Director (1989-2008) of CG Roxane LLC (water company); Senior Advisor (since 1997) of Crystal Geyser Water Co. (water company); President (2002-2008) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

18

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 38	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI.	None.

Alan Mason, 48	Vice President (since 2007).	Global Head (since 2008) of Portfolio Management, Client Solutions; Head (2006-2008) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

19

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $350,001,556 (collateralized by U.S. government obligations, value $357,000,000, 5.00% to 5.50%, 6/1/35 to 7/1/35).	$350,000,000	$350,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $50,000,222 (collateralized by U.S. government obligations, value $51,000,000, 5.00%, 7/1/35).	50,000,000	50,000,000
Bank of America N.A. Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $200,000,889 (collateralized by U.S. government obligations, value $204,000,000, 6.00%, 8/1/37).	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $200,001,111 (collateralized by U.S. government obligations, value $204,000,001, 4.50% to 7.00%, 4/1/18 to 10/1/38).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $300,001,167 (collateralized by U.S. government obligations, value $306,003,173, 4.50% to 5.50%, 1/1/35 to 6/1/36).	300,000,000	300,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $50,000,194 (collateralized by U.S. government obligations, value $51,000,150, 6.00% to 7.00%, 12/1/36 to 5/1/38).	50,000,000	50,000,000

Security	Face Amount	Value

REPURCHASE AGREEMENTS (Continued)
Goldman Sachs & Co. Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $61,010,203 (collateralized by U.S. government obligations, value $62,230,200, 4.00% to 8.50%, 4/1/14 to 10/1/38).	$61,010,000	$61,010,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $350,001,167 (collateralized by U.S. government obligations, value $357,000,001, 5.00% to 6.00%, 7/1/37 to 12/1/38).	350,000,000	350,000,000
J.P. Morgan Securities Inc. Tri-Party 0.05%, dated 12/31/08, due 1/2/09, maturity value $150,000,417 (collateralized by U.S. government obligations, value $153,001,103, 5.00% to 7.00%, 2/1/15 to 11/1/38).	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $7,000,039 (collateralized by U.S. government obligations, value $7,211,754, 0.92%, 10/25/35).	7,000,000	7,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,718,010,000)		1,718,010,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $1,718,010,000)		1,718,010,000

Other Assets, Less Liabilities – 0.00%		(73,938)

NET ASSETS – 100.00%		$1,717,936,062

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 8.11%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,008,827
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09	250,000,000	250,004,598
3.22%, 08/20/09	150,000,000	150,004,660
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,992,476
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	125,000,000	125,001,657
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,825,012,218)		1,825,012,218

COMMERCIAL PAPER – 47.41%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	248,871,251
Alpine Securitization Corp.
1.40%, 01/05/09(a)	200,000,000	199,968,889
Amstel Funding Corp.
1.50%, 01/02/09(a)	500,000,000	499,979,167
1.60%, 01/12/09(a)	250,000,000	249,877,778
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	320,000,000	314,197,333
Banco Bilbao Vizcaya Argentaria London
0.90%, 01/15/09	65,000,000	64,977,250
Barton Capital Corp.
1.45%, 01/21/09(a)	50,000,000	49,959,722
1.45%, 01/22/09(a)	150,000,000	149,873,125
1.45%, 02/02/09(a)	127,000,000	126,836,311
Bryant Park Funding LLC
0.30%, 01/20/09(a)	120,000,000	119,981,000
0.55%, 03/12/09(a)	150,000,000	149,839,583
CAFCO LLC
1.40%, 01/07/09(a)	50,000,000	49,988,333
1.55%, 01/09/09(a)	350,000,000	349,879,444
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	340,000,000	339,909,333
2.02%, 01/05/09(a)	200,000,000	199,955,111
Chariot Funding LLC
1.50%, 02/04/09(a)	150,000,000	149,787,500
2.85%, 01/15/09(a)	175,000,000	174,806,042
4.10%, 01/05/09(a)	115,650,000	115,597,315
Charta LLC
1.55%, 01/09/09(a)	350,000,000	349,879,444

Security	Face Amount	Value

COMMERCIAL PAPER (Continued)
Citibank Omni Master Trust
1.75%, 01/21/09(a)	$125,000,000	$124,878,472
2.35%, 01/09/09(a)	225,000,000	224,882,500
2.40%, 01/09/09(a)	160,000,000	159,914,667
2.50%, 01/05/09(a)	120,000,000	119,966,666
2.65%, 01/05/09(a)	200,000,000	199,941,111
E.ON AG
1.30%, 02/18/09(a)	75,000,000	74,870,000
Falcon Asset Securitization Corp.
1.75%, 01/08/09(a)	100,322,000	100,287,862
4.10%, 01/05/09(a)	200,000,000	199,908,889
Govco Inc.
3.00%, 01/21/09(a)	200,000,000	199,666,667
3.00%, 01/22/09(a)	300,000,000	299,475,000
Greenwich Capital Holdings Inc.
3.12%, 02/04/09	350,000,000	348,968,666
3.15%, 01/22/09	200,000,000	199,632,500
Jupiter Securitization Corp.
1.50%, 02/04/09(a)	175,000,000	174,752,083
1.75%, 01/08/09(a)	125,000,000	124,957,465
4.10%, 01/05/09(a)	100,000,000	99,954,445
LMA Americas LLC
0.55%, 01/13/09(a)	154,000,000	153,971,767
0.60%, 01/20/09(a)	146,000,000	145,953,767
Matchpoint Master Trust
0.30%, 01/16/09(a)	85,000,000	84,989,375
Park Avenue Receivables Corp.
2.85%, 01/07/09(a)	100,000,000	99,952,500
2.85%, 01/21/09(a)	100,000,000	99,841,667
4.10%, 01/05/09(a)	200,000,000	199,908,889
Ranger Funding Co. LLC
1.40%, 01/28/09(a)	214,584,000	214,358,687
1.47%, 01/21/09(a)	48,000,000	47,960,800
2.90%, 01/12/09(a)	112,336,000	112,236,458
Regency Markets No. 1 LLC
0.57%, 01/21/09(a)	135,298,000	135,255,156
0.90%, 01/09/09(a)	144,060,000	144,031,188
1.40%, 03/10/09(a)	127,630,000	127,292,490
Solitaire Funding Ltd.
0.75%, 01/15/09	225,000,000	224,934,375
0.80%, 01/15/09(a)	125,000,000	124,961,111
0.80%, 01/20/09(a)	265,000,000	264,888,111
1.60%, 01/09/09(a)	150,000,000	149,946,667
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	158,513,000	158,471,170
0.80%, 01/12/09(a)	64,793,000	64,777,162
Tulip Funding Corp.
1.55%, 01/07/09(a)	413,464,000	413,357,189
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	170,000,000	169,960,711
Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	248,835,554

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value

COMMERCIAL PAPER (Continued)
Westpac Securities NZ Ltd.
2.52%, 03/09/09	$200,000,000	$199,062,000
Yorktown Capital LLC
1.40%, 01/12/09(a)	230,000,000	229,901,611
3.00%, 01/09/09(a)	290,484,000	290,290,344

TOTAL COMMERCIAL PAPER
(Cost: $10,661,359,673)		10,661,359,673

MEDIUM-TERM NOTES – 5.97%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09(b)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000
2.75%, 01/05/09	330,000,000	330,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	62,315,463

TOTAL MEDIUM-TERM NOTES
(Cost: $1,342,315,463)		1,342,315,463

REPURCHASE AGREEMENTS – 20.51%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $150,000,083 (collateralized by U.S. government obligations, value $153,000,025, 1.13%, 12/15/11).	150,000,000	150,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $385,005,561 (collateralized by non-U.S. government debt securities, value $423,500,000, 0.00% to 10.00%, 2/23/36).	385,000,000	385,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $465,006,717 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000

Security	Face Amount	Value

REPURCHASE AGREEMENTS (Continued)
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $138,001,840 (collateralized by non-U.S. government debt securities, value $144,900,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$138,000,000	$138,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $400,005,333 (collateralized by non-U.S. government debt securities, value $417,484,558, 0.56% to 6.44%, 7/5/09 to 10/25/21).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $100,000,389 (collateralized by U.S. government obligations, value $102,000,414, 5.50% to 7.00%, 11/1/28 to 8/1/38).	100,000,000	100,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $1,000,010,556 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,020,875,497, 4.50% to 6.38%, 1/27/15 to 10/1/38).	1,000,000,000	1,000,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $183,668,051 (collateralized by U.S. government obligations, value $187,341,426, 8.88%, 8/15/17).	183,668,000	183,668,000
Greenwich Capital Markets Tri-Party 0.29%, dated 12/31/08, due 1/2/09, maturity value $750,012,083 (collateralized by U.S. government obligations, value $765,000,023, 3.25% to 4.50%, 4/20/09 to 6/28/13).	750,000,000	750,000,000
HSBC Securities Inc. Tri-Party 0.12%, dated 12/31/08, due 1/2/09, maturity value $100,000,667 (collateralized by non-U.S. government debt securities, value $104,861,526, 0.00% to 9.50%, 9/13/16 to 11/25/37).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $600,004,667 (collateralized by non-U.S. government debt securities, value $618,210,355, 0.00% to 14.88%, 1/9/09 to 2/12/67).	600,000,000	600,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS (Continued)
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $100,000,056 (collateralized by U.S. government obligations, value $102,000,119, 3.63% to 7.50%, 7/15/09 to 11/15/24).	$100,000,000	$100,000,000
Morgan Stanley Tri-Party 0.34%, dated 12/31/08, due 1/2/09, maturity value $100,001,889 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000
Morgan Stanley Tri-Party 0.54%, dated 12/31/08, due 1/2/09, maturity value $100,003,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,611,668,000)		4,611,668,000

TIME DEPOSITS – 1.96%
BNP Paribas
0.01%, 01/02/09	80,685,000	80,685,000
Branch Banking & Trust
0.00%, 01/02/09	160,000,000	160,000,000
Societe Generale
0.03%, 01/14/09(b)	200,000,000	200,000,000

TOTAL TIME DEPOSITS
(Cost: $440,685,000)		440,685,000

VARIABLE & FLOATING RATE NOTES – 15.26%
American Express Bank FSB
0.41%, 06/12/09	50,000,000	49,840,497
American Honda Finance Corp.
1.51%, 03/23/09(a)	95,000,000	94,984,732
Bank of America N.A.
4.35%, 10/03/09	225,000,000	225,000,000
BBVA US Senior SA Unipersonal
4.62%, 04/17/09(a)	50,000,000	49,941,912
General Electric Capital Corp.
0.50%, 04/24/09	60,000,000	60,000,576
ING Bank NV
2.22%, 06/17/09(a)	325,000,000	325,000,000
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	235,000,000	235,000,000

Security	Face Amount	Value

VARIABLE & FLOATING RATE NOTES (Continued)
MassMutual Global Funding II
2.05%, 02/02/09(a)	$125,000,000	$125,000,000
Metropolitan Life Insurance Co.
2.69%, 08/18/09(b)	50,000,000	50,000,000
4.95%, 07/20/09(b)	25,000,000	25,000,000
Monumental Global Funding III
0.97%, 02/17/09(a)	5,000,000	4,995,584
2.55%, 08/17/09(a)	150,000,000	150,000,000
Pricoa Global Funding I
2.45%, 06/12/09(a)	100,000,000	100,000,000
Procter & Gamble Co.
2.22%, 09/09/09	100,000,000	100,000,000
Royal Bank of Canada
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	125,000,000	125,000,000
Toyota Motor Credit Corp.
0.59%, 09/22/09	275,000,000	275,000,000
0.59%, 10/02/09	200,000,000	200,000,000
Wachovia Bank N.A.
4.42%, 05/01/09	498,000,000	498,000,000
Wells Fargo & Co.
1.35%, 03/13/09(a)	50,000,000	50,002,992
3.55%, 05/01/09(a)	164,900,000	164,918,564
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,432,684,857)		3,432,684,857

TOTAL INVESTMENTS IN SECURITIES – 99.22%
(Cost: $22,313,725,211)		22,313,725,211

Other Assets, Less Liabilities – 0.78%		175,235,515

NET ASSETS – 100.00%		$22,488,960,726

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

23

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 3.47%
Bank of Nova Scotia
2.51%, 04/01/09	$150,000,000	$150,003,656
3.00%, 01/29/09	75,000,000	74,996,777
Chase Bank USA N.A.
2.75%, 01/28/09(a)	200,000,000	200,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	75,000,000	75,000,993
Toronto-Dominion Bank (The)
2.65%, 04/13/09	75,000,000	75,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $575,001,426)		575,001,426

COMMERCIAL PAPER – 42.46%
Alpine Securitization Corp.
1.40%, 01/05/09(a)	100,000,000	99,984,445
Amstel Funding Corp.
1.50%, 01/12/09(a)	264,178,000	264,056,918
Amsterdam Funding Corp.
1.40%, 01/05/09(a)	50,000,000	49,992,222
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	180,000,000	176,736,000
Banco Bilbao Vizcaya Argentaria London
3.09%, 01/22/09	200,000,000	199,639,501
Barton Capital Corp.
1.40%, 01/07/09(a)	100,000,000	99,976,667
1.40%, 01/21/09(a)	147,000,000	146,885,667
1.45%, 01/21/09(a)	200,000,000	199,838,889
1.45%, 01/22/09(a)	100,000,000	99,915,417
1.45%, 01/23/09(a)	76,000,000	75,932,656
Bryant Park Funding LLC
0.30%, 01/21/09(a)	100,000,000	99,983,333
2.75%, 01/15/09(a)	200,000,000	199,786,111
CAFCO LLC
2.25%, 01/06/09(a)	250,000,000	249,921,875
2.65%, 01/05/09(a)	250,000,000	249,926,389
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	75,000,000	74,980,000
2.00%, 01/02/09(a)	100,000,000	99,994,445
Chariot Funding LLC
1.75%, 01/07/09(a)	151,000,000	150,955,958
3.10%, 01/21/09(a)	100,000,000	99,827,778
Charta LLC
2.60%, 01/05/09(a)	200,000,000	199,942,222
CRC Funding LLC
2.65%, 01/05/09(a)	170,000,000	169,949,945
E.ON AG
1.30%, 02/18/09(a)	25,000,000	24,956,667
Enterprise Funding Corp.
3.25%, 01/09/09(a)	229,437,000	229,271,295

Security	Face Amount	Value

COMMERCIAL PAPER (Continued)
Fairway Finance Corp.
1.10%, 01/08/09(a)	$255,000,000	$254,945,458
Falcon Asset Securitization Corp.
0.50%, 03/20/09(a)	51,000,000	50,944,750
2.00%, 01/09/09(a)	200,000,000	199,911,111
Govco Inc.
1.50%, 03/03/09(a)	100,000,000	99,745,833
1.60%, 02/26/09(a)	100,000,000	99,751,111
Jupiter Securitization Corp.
2.00%, 01/09/09(a)	100,000,000	99,955,556
LMA Americas LLC
1.80%, 01/05/09(a)	100,000,000	99,980,000
Matchpoint Master Trust
1.75%, 02/09/09(a)	200,000,000	199,620,833
Park Avenue Receivables Corp.
1.50%, 02/04/09(a)	100,000,000	99,858,333
1.75%, 01/09/09(a)	151,000,000	150,941,278
2.00%, 01/09/09(a)	100,000,000	99,955,556
Ranger Funding Co. LLC
2.00%, 02/05/09(a)	150,000,000	149,708,333
Regency Markets No. 1 LLC
0.57%, 01/20/09(a)	74,702,000	74,679,527
1.70%, 01/08/09(a)	105,004,000	104,969,291
Solitaire Funding Ltd.
0.80%, 01/20/09(a)	150,000,000	149,936,667
1.60%, 01/09/09(a)	100,000,000	99,964,444
1.85%, 01/05/09(a)	275,000,000	274,943,472
Tempo Finance Ltd.
2.15%, 01/09/09(a)	183,000,000	182,912,567
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	78,571,000	78,550,266
0.50%, 01/26/09(a)	167,085,000	167,026,984
1.35%, 01/08/09(a)	102,263,000	102,236,156
Thunder Bay Funding LLC
2.25%, 01/05/09(a)	100,000,000	99,975,000
Tulip Funding Corp.
1.55%, 01/07/09(a)	300,000,000	299,922,500
UBS Finance Delaware LLC
0.01%, 01/07/09	100,000,000	99,999,833
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	80,000,000	79,981,511
Yorktown Capital LLC
1.40%, 02/04/09(a)	178,559,000	178,322,905
3.20%, 01/12/09(a)	175,556,000	175,384,345

TOTAL COMMERCIAL PAPER
(Cost: $7,036,578,020)		7,036,578,020

MEDIUM-TERM NOTES – 5.77%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
3.00%, 07/14/09	165,195,000	165,191,499

24

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value

MEDIUM-TERM NOTES (Continued)
MassMutual Global Funding II
3.80%, 04/15/09(a)	$40,000,000	$40,143,657
Metropolitan Life Global Funding I
3.80%, 01/20/09(a)	250,000,000	250,000,000
US Bank N.A.
2.75%, 01/05/09	170,000,000	170,000,000
2.92%, 01/21/09	200,000,000	200,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	30,000,000	30,713,411

TOTAL MEDIUM-TERM NOTES
(Cost: $956,048,567)		956,048,567

REPURCHASE AGREEMENTS – 30.27%
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $200,000,889 (collateralized by U.S. government obligations, value $204,000,001, 6.00%, 10/1/38).	200,000,000	200,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $650,002,889 (collateralized by U.S. government obligations, value $663,000,001, 6.00%, 10/20/38).	650,000,000	650,000,000
Bank of America N.A. Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $300,001,333 (collateralized by U.S. government obligations, value $306,000,001, 5.50% to 6.00%, 1/1/38 to 7/1/38).	300,000,000	300,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $400,005,778 (collateralized by non-U.S. government debt securities, value $440,000,000, 0.00% to 10.00%, 2/23/36).	400,000,000	400,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $250,001,389 (collateralized by U.S. government obligations, value $255,000,000, 3.84% to 7.00%, 5/1/18 to 11/1/38).	250,000,000	250,000,000

Security	Face Amount	Value

REPURCHASE AGREEMENTS (Continued)
Citigroup Global Markets Holdings Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $200,002,667 (collateralized by non-U.S. government debt securities, value $210,000,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$200,000,000	$200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $450,006,000 (collateralized by non-U.S. government debt securities, value $470,443,790, 0.47% to 7.62%, 9/3/09 to 6/15/28).	450,000,000	450,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 12/31/08, due 1/2/09, maturity value $150,000,250 (collateralized by U.S. government obligations, value $153,005,617, 6.25% to 7.63%, 11/15/22 to 5/15/30).	150,000,000	150,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $200,000,778 (collateralized by U.S. government obligations, value $204,004,077, 5.50%, 6/1/36 to 5/1/38).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $375,003,958 (collateralized by U.S. government obligations, value $382,504,641, 4.50% to 5.50%, 1/1/24 to 1/1/39).	375,000,000	375,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $300,001,000 (collateralized by government obligations, value $306,000,001, 5.00%, 12/1/37 to 1/1/39).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $500,001,667 (collateralized by U.S. government obligations, value $510,000,000, 5.00% to 6.00%, 12/1/36 to 12/1/38).	500,000,000	500,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.22%, dated 12/31/08, due 1/2/09, maturity value $175,002,139 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $179,400,039, 0.00% to 5.36%, 4/16/09 to 7/25/37).	175,000,000	175,000,000

25

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS (Continued)
J.P. Morgan Securities Inc. Tri-Party 0.05%, dated 12/31/08, due 1/2/09, maturity value $350,000,972 (collateralized by U.S. government obligations, value $357,524,058, 0.00% to 8.00%, 1/15/09 to 12/1/38).	$350,000,000	$350,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $225,001,750 (collateralized by non-U.S. government debt securities, value $236,250,816, 0.00% to 8.83%, 12/15/18 to 4/15/49).	225,000,000	225,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $250,001,944 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $258,598,603, 0.00% to 8.10%, 5/11/09 to 4/29/49).	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $5,015,000,000)		5,015,000,000

TIME DEPOSITS – 4.19%
Bank of America N.A.
0.00%, 01/02/09	200,000,000	200,000,000
Banco Bilbao Vizcaya Argentaria
0.50%, 01/02/09	200,000,000	200,000,000
BNP Paribas
0.01%, 01/02/09	88,809,000	88,809,000
Societe Generale
0.03%, 01/02/09	205,000,000	205,000,000

TOTAL TIME DEPOSITS
(Cost: $693,809,000)		693,809,000

VARIABLE & FLOATING RATE NOTES – 13.58%
Australia & New Zealand Banking Group Ltd.
2.43%, 07/02/09	50,000,000	49,973,763
Bank of America N.A.
4.35%, 10/03/09	75,000,000	75,000,000
Commonwealth Bank of Australia
4.87%, 07/16/09	150,000,000	150,000,000
General Electric Capital Corp.
0.50%, 04/24/09	65,000,000	65,000,000
1.96%, 03/16/09	2,900,000	2,899,160
2.10%, 06/15/09	25,000,000	24,997,999
4.25%, 01/05/09	13,800,000	13,799,748
ING Bank NV
2.22%, 06/17/09(a)	100,000,000	100,000,000

Security	Face Amount	Value

VARIABLE & FLOATING RATE NOTES (Continued)
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	$65,000,000	$65,000,000
John Hancock Global Funding II
3.68%, 04/27/09(a)	10,685,000	10,678,961
MassMutual Global Funding II
2.05%, 02/02/09(a)	125,000,000	125,000,000
Metropolitan Life Insurance Co.
3.99%, 07/27/09(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
4.20%, 04/01/09(a)(b)	15,000,000	15,000,000
Monumental Global Funding III
2.55%, 08/17/09(a)	50,000,000	50,000,000
National Australia Bank Ltd.
2.40%, 07/06/09	75,000,000	74,965,615
Procter & Gamble Co.
4.22%, 07/06/09(a)	50,000,000	50,003,980
Rabobank Nederland
2.58%, 10/09/09	13,500,000	13,508,245
Royal Bank of Canada
1.60%, 07/15/09	25,500,000	25,500,000
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	100,000,000	100,000,000
Toyota Motor Credit Corp.
1.49%, 01/12/09	200,000,000	200,000,000
U.S. Bancorp
0.50%, 04/28/09	87,000,000	86,975,309
Wachovia Bank N.A.
1.54%, 03/23/09	50,000,000	49,955,284
4.42%, 05/01/09	242,000,000	242,000,000
5.03%, 01/12/09	5,000,000	5,000,115
Wells Fargo & Co.
3.55%, 05/01/09(a)	50,000,000	50,008,334
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	175,000,000	175,000,000
2.52%, 08/20/09	75,000,000	75,000,000
World Savings Bank FSB
2.34%, 03/02/09	2,600,000	2,597,560
2.43%, 05/08/09	3,100,000	3,092,641

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,250,956,714)		2,250,956,714

TOTAL INVESTMENTS IN SECURITIES – 99.74%
(Cost: $16,527,393,727)		16,527,393,727

Other Assets, Less Liabilities – 0.26%		43,341,397

NET ASSETS – 100.00%		$16,570,735,124

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

26

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $250,000,139 (collateralized by U.S. government obligations, value $255,000,014, 1.50%, 10/31/10).	$250,000,000	$250,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $400,000,222 (collateralized by U.S. government obligations, value $408,000,120, 4.38%, 2/15/38).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 12/31/08, due 1/2/09, maturity value $250,000,417 (collateralized by U.S. government obligations, value $255,000,158, 6.25%, 5/15/30).	250,000,000	250,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $216,332,060 (collateralized by U.S. government obligations, value $220,658,777, 3.25% to 8.88%, 12/31/09 to 8/15/17).	216,332,000	216,332,000
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $300,000,167 (collateralized by U.S. government obligations, value $306,001,622, 4.25% to 12.50%, 11/15/09 to 11/15/24).	300,000,000	300,000,000
Merrill Lynch & Co Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $9,500,005 (collateralized by U.S. government obligations, value $9,693,061, 0.00%, 4/23/09).	9,500,000	9,500,000
Morgan Stanley Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $225,000,125 (collateralized by U.S. government obligations, value $229,500,124, 5.00%, 5/15/37).	225,000,000	225,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,650,832,000)		1,650,832,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $1,650,832,000)		1,650,832,000

Other Assets, Less Liabilities – 0.00%		(28,331)

NET ASSETS – 100.00%		$1,650,803,669

The accompanying notes are an integral part of these financial statements.

27

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2008

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$1,718,010,000	100.00%
Other Net Assets	(73,938)	0.00

TOTAL	$1,717,936,062	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$10,661,359,673	47.41%
Repurchase Agreements	4,611,668,000	20.51
Variable & Floating Rate Notes	3,432,684,857	15.26
Certificates of Deposit	1,825,012,218	8.11
Medium-Term Notes	1,342,315,463	5.97
Time Deposits	440,685,000	1.96
Other Net Assets	175,235,515	0.78

TOTAL	$22,488,960,726	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$7,036,578,020	42.46%
Repurchase Agreements	5,015,000,000	30.27
Variable & Floating Rate Notes	2,250,956,714	13.58
Medium-Term Notes	956,048,567	5.77
Time Deposits	693,809,000	4.19
Certificates of Deposit	575,001,426	3.47
Other Net Assets	43,341,397	0.26

TOTAL	$16,570,735,124	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$1,650,832,000	100.00%
Other Net Assets	(28,331)	0.00

TOTAL	$1,650,803,669	100.00%

These tables are not part of the financial statements.

28

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$—	$17,702,057,211	$11,512,393,727	$—
Repurchase agreements, at fair value and cost (Note 1)	1,718,010,000	4,611,668,000	5,015,000,000	1,650,832,000

Total investments	1,718,010,000	22,313,725,211	16,527,393,727	1,650,832,000
Cash	835	89,741,920	—	403
Receivables:
Interest	3,482	86,143,731	42,771,200	567
Due from Feeder Fund(s)	—	465,916	1,572,937	—

Total Assets	1,718,014,317	22,490,076,778	16,571,737,864	1,650,832,970

LIABILITIES
Payables:
Due to custodian	—	—	160,391	—
Investment advisory fees (Note 2)	65,550	1,079,757	817,403	16,449
Accrued expenses:
Professional fees (Note 2)	12,705	36,295	24,946	12,852

Total Liabilities	78,255	1,116,052	1,002,740	29,301

NET ASSETS	$1,717,936,062	$22,488,960,726	$16,570,735,124	$1,650,803,669

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2008
	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$4,686,836	$930,375,499	$437,877,920	$2,980,284

Total investment income	4,686,836	930,375,499	437,877,920	2,980,284

EXPENSES (Note 2)
Investment advisory fees	738,516	31,522,143	15,462,626	592,342
Professional fees	12,906	65,062	32,564	13,080
Independent trustees’ fees	1,912	306,772	134,377	1,987

Total expenses	753,334	31,893,977	15,629,567	607,409
Less expense reductions (Note 2)	(399,860)	(10,180,079)	(6,790,916)	(483,376)

Net expenses	353,474	21,713,898	8,838,651	124,033

Net investment income	4,333,362	908,661,601	429,039,269	2,856,251

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	—	(4,744,208)	(7,253,762)	—
Payment from affiliate (Note 2)	—	3,399,402	814,069	—

Net realized loss	—	(1,344,806)	(6,439,693)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,333,362	$907,316,795	$422,599,576	$2,856,251

The accompanying notes are an integral part of these financial statements.

29

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,333,362	$7,459,087	$908,661,601	$1,082,958,398
Net realized gain (loss)	—	—	(1,344,806)	42,548

Net increase in net assets resulting from operations	4,333,362	7,459,087	907,316,795	1,083,000,946

Interestholder transactions:
Contributions	2,857,102,909	1,739,584,764	50,941,712,613	66,603,193,729
Withdrawals	(1,251,335,484)	(1,806,493,585)	(60,852,472,460)	(43,118,755,786)

Net increase (decrease) in net assets resulting from interestholder transactions	1,605,767,425	(66,908,821)	(9,910,759,847)	23,484,437,943

Increase (decrease) in net assets	1,610,100,787	(59,449,734)	(9,003,443,052)	24,567,438,889

NET ASSETS:
Beginning of year	107,835,275	167,285,009	31,492,403,778	6,924,964,889

End of year	$1,717,936,062	$107,835,275	$22,488,960,726	$31,492,403,778

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$429,039,269	$559,112,567	$2,856,251	$7,969,862
Net realized gain (loss)	(6,439,693)	11,956	—	—

Net increase in net assets resulting from operations	422,599,576	559,124,523	2,856,251	7,969,862

Interestholder transactions:
Contributions	128,185,192,678	99,288,703,149	5,128,268,021	1,637,092,248
Withdrawals	(123,059,338,132)	(97,098,629,295)	(3,683,743,024)	(1,627,123,957)

Net increase in net assets resulting from interest holder transactions	5,125,854,546	2,190,073,854	1,444,524,997	9,968,291

Increase in net assets	5,548,454,122	2,749,198,377	1,447,381,248	17,938,153

NET ASSETS:
Beginning of year	11,022,281,002	8,273,082,625	203,422,421	185,484,268

End of year	$16,570,735,124	$11,022,281,002	$1,650,803,669	$203,422,421

The accompanying notes are an integral part of these financial statements.

30

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolios. The Master Portfolios consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities, certain U.S. government securities and typically, exchange-traded derivatives such as futures contracts and exchange-traded option contracts. The Master Portfolios do not adjust the quoted price for such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

31

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, state, municipal and provincial obligations, and securities valued using the amortized cost method of valuation. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolios’ net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolios’ amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

The following table summarizes the inputs used in valuing the Master Portfolios’ investments as of December 31, 2008:

Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Government Money Market	$—	$1,718,010,000	$—	$1,718,010,000
Money Market	—	22,313,725,211	—	22,313,725,211
Prime Money Market	—	16,527,393,727	—	16,527,393,727
Treasury Money Market	—	1,650,832,000	—	1,650,832,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining

32

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market Master Portfolio, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Master Portfolios’ financial statements.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA waived and/or credited investment advisory fees of $399,860, $10,180,079, $6,790,916 and $483,376 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

33

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

On February 19, 2008, an affiliate of BGFA purchased securities from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $34,998,569 and $181,990,742, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statements of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Government Money Market
Ratio of expenses to average net assets(a)	0.05%		0.07%	0.08%	0.03%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.12%	0.11%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.59%		4.93%	4.90%	3.16%	1.93	%(b)
Total return	1.99%		5.20%	5.08%	3.28%	0.64	%(b)(c)
Money Market
Ratio of expenses to average net assets	0.07%		0.07%	0.08%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.88%		5.23%	4.99%	3.27%	1.40%
Total return	2.90	%(d)	5.40%	5.13%	3.28%	1.39%
Prime Money Market
Ratio of expenses to average net assets	0.06%		0.07%	0.08%	0.08%	0.03%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.77%		5.23%	4.95%	3.22%	1.52%
Total return	2.88	%(d)	5.37%	5.11%	3.26%	1.40%
Treasury Money Market
Ratio of expenses to average net assets(a)	0.02%		0.01%	0.00%	0.00%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.12%	0.13%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.48%		4.81%	5.03%	3.99%	1.82	%(b)
Total return	1.64%		4.98%	5.04%	3.20%	0.61	%(b)(c)

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)

For the year ended December 31, 2008, 0.01% of the Master Portfolio’s total return consists of purchases of securities by BGFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89% for the Money Market Master Portfolio and 2.87% for the Prime Money Market Master Portfolio.

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

35

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

36

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in the Funds is not a deposit in Barclays Bank PLC or its subsidiaries or affiliates, including Barclays Global Investors, or any other bank.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov. Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMTR1208

BARCLAYS
GLOBAL INVESTORS

Item 2. Code of Ethics.

Barclays Global Investors Funds (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President (the Registrant’s Principal Executive Officer) and/or Chief Financial Officer (the Registrant’s Principal Financial Officer), and any persons performing similar functions. For the fiscal year ended December 31, 2008, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Mary G.F. Bitterman, Leo Soong, Wendy Paskin-Jordan and A. John Gambs, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees — The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $118,388 for the fiscal year ended December 31, 2007 and $135,612 for the fiscal year ended December 31, 2008.

(b) Audit-Related Fees — There were no fees billed for the fiscal years ended December 31, 2007 and December 31, 2008 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees — The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations, were $66,990 for the fiscal year ended December 31, 2007 and $72,402 for the fiscal year ended December 31, 2008.

(d) All Other Fees — There were no other fees billed for the fiscal years ended December 31, 2007 and December 31, 2008 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e) (1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended December 31, 2008 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant’s, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,766,738 for the fiscal year ended December 31, 2007 and $2,192,681 for the fiscal year ended December 31, 2008.

(h) The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: February 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: February 24, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: February 24, 2009